Exhibit 99.10

Customer Loan ID	Loan Exception ID	Exception ID	Originator QM/ATR Status	TPR QM/ATR Status	Exception Approved Pre Origination	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Material Exception Flag	Subject to Predatory Lending	HUD Category	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moody's Exception Grade	Final Moody's Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Exception Status
301218780	112eb10d-099d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.2.	07/08/2019: CDA	07/09/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301211157	bdd219eb-bd96-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	All pages of the final application was not provided. The Demographic Information Addendum was not provided.	06/25/2019: 1003 w/ demo	06/26/2019: Lender provided Final 1003 with demographic information addendum. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves Years in Field Borrower has 25 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228883	29539a82-6d9f-e911-bdd2-f4e9d4a75ba2	3199		QM/Non-HPML		Compliance		Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	Section E Recording Fees are subject to 10% tolerance. LE reflects recording fees of $XXX.XX ($XXX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet 10% threshold. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		07/16/2018: CD fees within tolerance. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.38% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301228883	49157710-6d9f-e911-bdd2-f4e9d4a75ba2	29		QM/Non-HPML		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XXX,XXX.XX less verified deposit to escrow of $XXX,XXX.XX. The source of the funds for the additional deposit of $XXX,XXX.XX are not provided.		07/18/2019: Audit reviewed Lender's rebuttal, Lender provided the executed Unison agreement. Condition cleared.07/15/2019: Audit reviewed lender's rebuttal, documents provided and original loan file. Please provide executed Unison agreement. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.38% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175352	26a55603-43a7-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for coborrower.	07/18/2019: XX -Please see the attached VOB approval.	07/19/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 811. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300857526	e05b40b8-5fc3-4fb2-b535-e97cfca0413f	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender XXX. Provide corrected CD and LOE to the borrowers.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300857526	12ca3158-b39e-e811-9539-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		8/29/2018: CDA provided, 0% variance, condition cleared					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300870689	436b979a-2faa-e811-94b3-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report is missing from the file.		08/29/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300860579	0f5166c3-abab-e811-94b3-f4e9d4a75a52	1375		QM/Non-HPML		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	9/10/18 Attached please find the final 1008.	09/11/2018: Lender provided 1008. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.92% Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300860579	2b4654da-abab-e811-94b3-f4e9d4a75a52	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for departing residence on the final application not provided. Additional conditions may apply.	09/17/2018: Please clear this condition; See email attached sent to XXXXXXXX;09/10/2018: Please clear this condition; The tax bill and Mtg statement verify both taxes and insurance are escrowed;	09/17/2018: Audit reviewed Mortgage Statement reflecting escrows, Tax Bill, HOA and blanket HOI policy, and has determined that documentation submitted is deemed acceptable. Condition cleared. 09/11/2018: Lender provided Mortgage statement, Tax Statement and response "The tax bill and Mtg statement verify both taxes and insurance are escrowed", however; Hazard Insurance declaration or documentation verifying taxes and Insurance are escrowed is required. Exception remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.92% Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300860579	22a4fc07-99ab-e811-94b3-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is missing from the loan file.		09/05/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.92% Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300923698	7e9dd12c-4ece-e811-bdb4-f4e9d4a75ba2	2857		QM/Non-HPML		Credit		Cash Out Amount Exceeds Guideline Maximum	Client Overlay Exception, Client to Review - Maximum cash out of $XXX,XXX.XX. Per the final CD, the borrower received a cash out amount of $XXX,XXX.XX.	10/17/2018: Please rescind, there are no max cash back rules for nationwide loans only Jumbo loans with UWM.	10/18/2018: Audit reviewed lender’s rebuttal and agrees. This is a high balance loan. Maximum cash out of $XXX,XXX per jumbo overlay does not apply. Condition rescinded.	No Mortgage Lates UW guidelines requires 0x30 lates in the most recent 24 months reviewed, loan qualified with 0x30 lates with 99 months reviewed. FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW guidelines requires -0- months reserves, loan qualified with 95.50 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300923698	29597798-4ece-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 3.	10/23/18 Per email from XXXXX at XXXX on XX/XX/XXXX they are working on obtaining a new CDA	10/24/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.10/15/2018: Appraisal is dated XX/XX/XXXX with a value of $X,XXX,XXX. CDA provided is based on an appraisal dated XX/XX/XXXX with a value of $X,XXX,XXX. Please provide current CDA. Condition remains.	No Mortgage Lates UW guidelines requires 0x30 lates in the most recent 24 months reviewed, loan qualified with 0x30 lates with 99 months reviewed. FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW guidelines requires -0- months reserves, loan qualified with 95.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300876581	c7dd692e-6ec2-e811-bdb4-f4e9d4a75ba2	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The LE dated XX/XX/XXXX is missing from the loan file. No Cure - Missing document not provided.	10/01/2018: A redisclosed LE/CD was not required as redisclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv). Please rescind the condition	10/01/2018: Audit reviewed the Lender Rebuttal, and has determined that a LE is required if COC only relates to increase of fees beyond tolerance, re-disclosure within 3 days not required unless fees increase, all other changes must be re-disclosed at or before closing. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.18%. CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 50.00% CLTV Years in Field Borrower has 13 years in field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300876581	54c6830c-6fc2-e811-bdb4-f4e9d4a75ba2	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects an Estimated Value vs. Actual Value which resulted with incomplete CU Findings. Additional conditions may apply if CU score < 2.4.	10/01/2018: Please see new AUS and clear.	10/01/2018: Audit reviewed AUS, and has determined that documentation submitted is missing CU score, therefore finding set for CDA. Said condition cleared. (added CDA finding)	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.18%. CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 50.00% CLTV Years in Field Borrower has 13 years in field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300876581	cdde3ad6-9ec5-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/02/2018: Audit confirmed with Management, and has determined that UCDP Submission Summary Report is acceptable to verify CU score. CU Risk Score of 2.3, therefore no Appraisal review is required for subject loan program. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.18%. CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with 50.00% CLTV Years in Field Borrower has 13 years in field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300905987	e994728d-96d0-e811-bdb4-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX is missing from the loan file. No Cure - Missing document not provided.	10/17/2018: Please see attachment	10/18/2018: Received initial closing disclosure. Acknowledgement previously provided. Timing requirement met. Condition cleared.	Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 33.3 months reserves DTI is lower than guideline maximum Lender guidelines allowed a maximum DTI of 43%, loan qualified with a DTI of 19.14% FICO is higher than guideline minimum Lender guidelines allowed for a minimum FICO of 700, loan qualified with a FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300905987	6834056d-65d0-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. No CU score available.		10/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 33.3 months reserves DTI is lower than guideline maximum Lender guidelines allowed a maximum DTI of 43%, loan qualified with a DTI of 19.14% FICO is higher than guideline minimum Lender guidelines allowed for a minimum FICO of 700, loan qualified with a FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300913642	60e61291-8dd0-e811-bdb4-f4e9d4a75ba2	1657		QM/Non-HPML		Credit		Ineligible Property Type	Client Overlay Exception, Client to Review. The subject property zoning is reflected on the appraisal as Agricultural (AG) which is an ineligible property type per guidelines.	10/18/2018: Please rescind and grant exception. Appraisal on page 33 states property is not a working farm in any way and is under 20 acres.	10/19/2018: This is a high balance loan. Finding is not valid. Condition rescinded.	FICO is higher than guideline minimum Mid credit score of 803 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.40 months reserves Years on Job Borrower has 7 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300913642	15635286-8fd0-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the file.		10/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum Mid credit score of 803 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.40 months reserves Years on Job Borrower has 7 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300924004	b601aa08-9ce7-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300924004	5721c30e-172d-4b31-bb54-6c3a3a8cc4a4	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	Point and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points	11/26/2018: please see attached job aide	11/26/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300923677	b72422b3-78e3-e811-bdb4-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Years on Job Borrower has 15 years as S/E per State Business License Reserves are higher than guideline minimum UW guidelines require 8 reserves , loan qualifies with 23 months reserves. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99 total months payment history with no late payments reported.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300923677	1d868624-8ca6-4cea-a5f1-02aed509768f	3213		QM/Non-HPML		Compliance		Total Interest Percentage (TIP) is not accurate.	The Final CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% under-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Years on Job Borrower has 15 years as S/E per State Business License Reserves are higher than guideline minimum UW guidelines require 8 reserves , loan qualifies with 23 months reserves. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99 total months payment history with no late payments reported.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300923677	3d0c086d-79e3-e811-bdb4-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	43.07% DTI exceeds DU DTI of 42.924%. Lender omitted HOA fees for Primary Residence.
12/21; Please clear this condition. The Borrower current city and county tax bill and HOI annual premium for REO XXXX XXX XXXXX XXXX is attached. DTI is 37.50%11/14/2018: Please clear this condition. The HOA has been corrected along with the income calculation. Income worksheet attached reflects depreciation that was added back for XXXX XXXXXXXX XXXX XXX. It was missed on the original income worksheet. DTI is 42.46%11/9/2018:  Please rescind this condition; The HOA fee was included in the present housing expense at initial upload; The Borrower primary housing payment includes Mortgage payment and taxes and insurance $X,XXX.XX and total primary payment included in the DTI is $XXXX.XX which does include the $XX.XX monthly HOA dues.
											12/28/2018: Lender provided insurance certificate, tax bills, revised AUS and revised 1008. Audit calculation: $XXXX.XX + $XXX.XX + $XXX.XX + $XXX.XX = $XXXX.XX. Revised DTI 42.49%. Condition cleared.11/14/2018: Escalated to Management for further review.11/12/2018: Audit reviewed Lender’s rebuttal and original loan file. PITI page 86 = $XXXX.XX plus HOA page 83 = $XXX.XX = total payment $XXXX.XX. Per statement HOA is $XXXX/year. Final 1003 reflects lender utilized $XX.XX HOA dues. DTI 43.07%. Condition remains.	Years on Job Borrower has 15 years as S/E per State Business License Reserves are higher than guideline minimum UW guidelines require 8 reserves , loan qualifies with 23 months reserves. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99 total months payment history with no late payments reported.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300923677	c23b04e2-d6e2-e811-bdb4-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated, individual tax returns, with all applicable tax schedules for the most recent two years. No personal Tax returns provided.	11/9/2018: Please rescind this condition; The tax returns were sent in the initial upload	11/12/2018: Audit reviewed Lender's rebuttal and original loan file. XXXX/XXXX signed & dated tax returns located on pages 106 and 117. Condition rescinded.	Years on Job Borrower has 15 years as S/E per State Business License Reserves are higher than guideline minimum UW guidelines require 8 reserves , loan qualifies with 23 months reserves. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99 total months payment history with no late payments reported.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300914784	062c1ba8-a7e6-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Lender credit in section H is incorrect and should be in section J under Lender credit. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW guidelines requires 40 months reserves, loan qualfies with 44 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualfiies with FICO of 766 No Mortgage Lates UW guidelines require 0x30 lates in the most recent 24 months, loan qualifies with 0x30 lates in the most recent 99 months.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300914784	385bfb17-9ae6-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 3.		11/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW guidelines requires 40 months reserves, loan qualfies with 44 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualfiies with FICO of 766 No Mortgage Lates UW guidelines require 0x30 lates in the most recent 24 months, loan qualifies with 0x30 lates in the most recent 99 months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300923425	7d34c736-21e3-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.9.		11/09/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300934903	06c67a9c-39ec-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300934903	2858ad51-11e9-45dc-ad0a-4e2b2b596fef	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender included HOA of $X.XX which is not reflected on the appraisal or documentation in the file.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300993755	3b3710f1-f7ec-e811-bdb4-f4e9d4a75ba2	35		QM/Non-HPML		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. Policy only reflects Guaranteed Replacement Cost. A cost estimator from the insurer was not provided.	11/26/2018: please see attached cost estimator	11/26/2018: Audit reviewed the documentation submitted, the cost estimator does confirm the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.67%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300993755	618b3b9d-20ec-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		11/21/2018: A CDA provided reflecting a value of $XXX,XXX which is a -9.4% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.67%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301004621	55394806-f7e0-4b83-9923-09b9299e57cc	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for flood insurance and the calculated escrow payment should be $XX.XX . Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	11/30/2018: Please see attachments	12/03/2018: Received explanation letter, air bill and post consummation closing disclosure adding $XX.XX escrow for flood insurance. Condition cleared. Loan will be rated a B.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301004621	9eaa71fa-e0fa-474a-9866-336e387148ed	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1-30 as $X,XXX.XX include the amounts of P&I , MI , Estimated Escrow & Estimated Total, the calculated payment amount is years 1-30 of $X,XXX.XX Lender failed to include the estimated escrow amount. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	12/04/2018: Please see attachment11/30/2018: Please see attachments	12/04/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that were provided are deemed acceptable. Loan will be rated a 'B'.12/03/2018: Received explanation letter, air bill and post consummation closing disclosure adding $XX.XX escrow for flood insurance. However, total estimated payment is $XXXX.XX and PCCD reflects $XXXX.XX. Condition remains.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301004621	07040207-45f3-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301004621	60cb0ec7-59f2-e811-bdb4-f4e9d4a75ba2	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301004621	0ebcd120-1681-4ef7-9984-b0388ae7dd77	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.	11/30/2018: Please see attachments	12/03/2018: Audit reviewed evidence for Bona Fide Points & Fees and has determined that the documentation submitted to verify Par Rate and Bona Fide Discount points is insufficient. Please provide rate sheet. Condition remains.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301035226	8fd68ae3-e014-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301035226	c3e3ade1-e114-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		01/17/2019: Audit re-analyzed loan documents, and has determined that the AUS did not reflect the CU Risk Score. HOWEVER, the Submission Summary Report was located on page 566 with a Risk Score of 2, therefore no Appraisal review is required for subject loan program. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301040023	831fec16-741a-e911-bd2f-f4e9d4a75a52	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The LE, dated XX/XX/XXXX evidencing rate lock is missing from the loan file. No Cure - Missing document not provided.	04/10/2019: please see attached	04/10/2019: Audit reviewed LE dated XX/XX/XXXX, and has determined that the documentation submitted reflects rate lock as "yes" and is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 76.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years in Field Borrower #1 has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301040023	8aab136b-8179-43c4-87d8-fb43239718ff	3175		QM/Non-HPML		Compliance		Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	The Origination Charges in Section A are subject to 0% variance. LE dated XX/XX/XXXX reflects .0131% of Loan Amount(points) with no resulting COC for any subsequent disclosures. Final CD reflects .0137% of Loan Amount(points) $XXX.XX for a variance/refund required of $XX.XX 1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
01/28/2019: The X/X/XX COC for the loan amount decrease from $X,XXX,XXX to $X,XX,XXX resulted in an decrease in the lender credit for the rate of $XX.XX ($                                                                                                                                                                                                                                                                                                                                         XX.XX vs $XX,XXX.XX as shown on the lock confirmations). As this is a lender paid broker compensation loan, this resulted in increased discount points of the same amount - $XX.XX - as the lender paid broker compensation of $X,XXX.XX was less than the revised lender credit for the rate of $XX,XXX.XX (i.e. $XX,XXX.XX - $XX,XXX.XX = $XXX.XX). The related COC and lock confirmations were included in the loan file.XX/XX/XXXX: please see attached COC and redisclosed CD
											01/28/2019: Audit reviewed the Lender Rebuttal, and has determined that the Rate Lock Confirmation (p305), COC and CD confirms origination fee, therefore no refund is required. Documentation submitted is deemed acceptable, condition cleared. 01/23/2019: Audit reviewed CD, as well as Change of Circumstance (COC), and has determined that the COC is not valid for the increase in points. COC documents loan amount decrease and Sales Price decrease. No valid COC for points increase. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 76.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years in Field Borrower #1 has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301040023	47a0ae19-b9af-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax transcripts not provided.		10/3/2019: Audit reviewed and confirmed tax transcripts received for Borrowers 1 and 2. No tax transcripts were ordered for Borrowers 3 and 4. Condition cleared. 08/01/2019: Received updated guidance from Client. Tax transcripts are not required if not utilized in AUS findings, however #20 on AUS reflects transcripts were ordered. Condition remains. 07/29/2019: Received transcripts for Borrowers 1 & 2. Missing transcripts for Borrowers 3 & 4. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 76.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years in Field Borrower #1 has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123142	91d19b3e-d136-e911-bd2f-f4e9d4a75a52	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Missing evidence of subject monthly taxes for $X,XXX.XX used to qualify. Tax information sheet in file reflects higher monthly taxes for $X,XXX.XX. Additional conditions may apply.	03/01/2019: Please rescind this condition. UW used the correct amount from the tax worksheet without exemption of $XXXXX. (first highlighted part). XXXXX/12 = XXXX.XX It appears that the auditor is adding in the fees on 2 quarters for replacement bills (each $XXX.XX). This is a fee, which should not be included as it is not something that will happen as the servicer will be paying the taxes on time with escrows. Also, they were including the $XXX.XX water bill. This is not something that is included in taxes and should not be counted in the escrow as they are treated like utility.	03/01/2019: Audit concurs with the Lender Rebuttal, and has determined that tax bill located on page 353 reflects taxes used by lender. Documentation provided is deemed acceptable. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 Years Self Employed Borrower has 7.58 years Self Employed Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 64 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301070973	ad045f36-ae85-4025-9163-3ca5f8a54044	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 718 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.89% Reserves are higher than guideline minimum : UW Guides require zero months reserves, loan qualified with 15.20 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301070973	6857ee15-aa2b-e911-bd2f-f4e9d4a75a52	1702		QM/Non-HPML		Credit		Missing 4506-T	The lender's guidelines require an executed 4506-T at application and/or closing. Executed 4506-T at application/closing not provided.	02/14/2019: Attached please find the 4506T	02/14/2019: Audit reviewed executed 4506-T, and has determined that said document was dated at closing. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 718 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.89% Reserves are higher than guideline minimum : UW Guides require zero months reserves, loan qualified with 15.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267917	fe9a5bf9-c230-4379-a3af-a13c5077cec7	3165		QM/Non-HPML		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is (not found in the file. No Cure - Missing document not provided.	09/03/2019: please see attached	09/03/2019: Audit reviewed WLSP, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 08/26/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123124	b1a9be8d-c8af-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.	see attached	10/03/2019: Audit reviewed and condition cleared. 07/30/2019: Audit review of the XXXX tax return the Lender provided deemed acceptable, however, 2 yrs Tax Transcripts are required by the client. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.42% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769 Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 28 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120114	5ee1cbfa-4da3-e911-bdd2-f4e9d4a75ba2	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated less than 3 days from consummation date. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.		07/23/2019: Audit reviewed Lenders response, Lender provided the initial closing disclosure. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301123066	76b977dc-d733-4306-b4f7-9627599a6877	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $XXX resulting in a $XXX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	03/26/2019: See the attached revised CD, appraisal invoice (paid by broker) and final settlement statement. Please clear the condition	03/27/2019: Lender provided receipt for appraisal verifying broker paid for appraisal, PCCD reflecting appraisal and portion of credit report paid by others, final settlement statement reflecting there was no fee for appraisal, LOX and proof of delivery to borrower. The PCCD provided matches the final settlement statement reflecting appraisal paid by others. Exception down graded. Non-material finding, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.81 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809 Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 328.30 0 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301123066	8db16a04-bcaf-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.		10/03/2019: Audit reviewed and tax transcripts received are deemed acceptable. Condition cleared. 07/29/2019: Received XXXX tax transcripts. Per direction from Client, 2 years are required. Missing XXXX tax transcripts. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.81 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809 Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 328.30 0 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180158	e2302679-9de8-41eb-9244-d1068346d02b	3327		QM/Non-HPML		Compliance		An LE was issued on the same date as a CD	The file contains a Final Closing Disclosure and a Loan Estimate, both dated the same day. A Loan Estimate can not be issued the same day as a Closing Disclosure.	07/19/2019: Please see attached complete disclosure history, please clear. thank you7/1/2019: The LE was generated in error internally by Closing and was never sent to the borrower. Please rescind
07/19/2019: Lender provided document tracking verifying re-disclosed LE was not distributed to borrower. Exception cleared.07/19/2019: Lender provided a snapshot of a document package tracker; however, unable to determine if it is for the subject transaction.  The loan number and borrower's name is not listed on the document.  Condition remains.07/19/2019:  Per management review, an LE was generated the same day as a CD which is not compliant with TRID regulations.  The lender responded stating the LE was generated in error internally and never sent to the borrower.  In order to clear the lender must provide documented verification of this statement.  Condition remains.07/05/2019:  Escalated to management for further review
																3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180158	1739151b-548d-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	06/26/2019: pls see attached pls clear	06/27/2019: Lender provided Seller CD. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180158	4625ea66-a2ac-40b4-a40f-f4b89759426a	3168		QM/Non-HPML		Compliance		Revised LE provision timing requirement to consummation not met	The re-disclosed LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation.	07/19/2019: The Disclosure History shows that the LE was printed to PDF and not given to the borrower:(attached) Please clear07/19/2019: The Disclosure History shows that the LE was printed to PDF and not given to the borrower: (attached) Please clear7/1/2019: The LE was generated in error internally by Closing and was never sent to the borrower. Pls rescind
07/19/2019: Lender provided document tracking verifying re-disclosed LE was not distributed to borrower. Exception cleared.07/19/2019: Lender provided a snapshot of a document package tracker; however, unable to determine if it is for the subject transaction.  The loan number and borrower's name is not listed on the document.  Condition remains.07/19/2019:  Per management review, an LE was generated the same day as a CD which is not compliant with TRID regulations.  The lender responded stating the LE was generated in error internally and never sent to the borrower.  In order to clear the lender must provide documented verification of this statement.  Condition remains.07/05/2019:  Escalated to management for further review
																3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180158	146b6f28-8234-4993-81a7-4505bdbf5e8e	3245		QM/Non-HPML		Compliance		Waiver by borrower of Revised LE timing requirement not provided or properly documented	No waiver in file signed by the borrower waiving the revised Loan Estimate timing requirement.	07/19/2019: The Disclosure History shows that the LE was printed to PDF and not given to the borrower:(attached) Please clear7/1/2019: The LE was generated in error internally by Closing and was never sent to the borrower. Please rescind	07/19/2019: Lender provided document tracking verifying re-disclosed LE was not distributed to borrower. Exception cleared.07/19/2019: Lender provided a snapshot of a document package tracker; however, unable to determine if it is for the subject transaction. The loan number and borrower's name is not listed on the document. Condition remains.07/05/2019: Escalated to management for further review06/12/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180158	a8089653-538d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 5.		06/19/2019: Audit reviewed Lender's response, Lender provided AVM, AVM value is within 10% tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123409	78ca83df-cbaf-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.	see attached	10/03/2019: Audit reviewed and condition cleared. 07/30/2019: Received XXXX tax transcripts. Per direction from Client, 2 years are required. Missing XXXX tax transcripts. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 810 Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 7.0 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 77.85%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150603	6c55f617-2f53-461f-b259-0a725b5632f1	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.	06/20/2019: please see attached	06/20/2019: Audit reviewed initial CD, and has determined said document was provided to borrower at least 7 days prior to consummation. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 762. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.37% Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 9.4 months reserves				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301150603	f9be7f57-1a8d-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	The payoff in the Payoffs and Payments section of the final CD reflects the payoff being paid to the lender on the current note and not the lender from the payoff in file.	07/19/2019: please see attached	07/19/2019: LOE, mailing Label and PCCD with Pay off for Mortgage corrected. Exception downgraded.	FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 762. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.37% Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 9.4 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301150603	644c3d60-178d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided the borrower's Schedule C business and both points are missing for Business A on Schedule E Part II of XXXX tax returns.
										07/03/2019: Please see attached.	07/03/2019: Audit reviewed evidence for VOB (both businesses) document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter, as well as copy of licenses. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 762. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.37% Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 9.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301125004	872e3bc5-bdaf-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.		10/03/2019: Audit reviewed and tax transcripts received are deemed acceptable. Condition cleared. 07/29/2019: Received XXXX tax transcripts. Per direction from Client, 2 years are required. Missing XXXX tax transcripts. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.11% Years Self Employed Borrower has 6 .08 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301125004	37feca15-f856-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		04/09/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a X.XX% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.11% Years Self Employed Borrower has 6 .08 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148485	4f0120c7-c2af-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.	Tax Transcript	10/03/2019: Audit reviewed and tax transcripts received are deemed acceptable. Condition cleared. 07/30/2019: Received XXXX tax transcripts. Per direction from Client, 2 years are required. Missing 2016 tax transcripts. Condition remains.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 37.57%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 786. Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified with 25.30 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148485	3f1b6adb-a654-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. The appraisal has a CU Score of 4.4.		04/04/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a -1.4% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 37.57%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 786. Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified with 25.30 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301136994	ba9d7f52-c3af-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.		10/03/2019: Audit reviewed and determined tax transcripts received are deemed acceptable. Condition cleared. 07/30/2019: Received XXXX tax transcripts. Per direction from Client, 2 years are required. Missing XXXX tax transcripts. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.32% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 711 Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 7.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159171	6a362f5b-f28d-e911-bdd2-f4e9d4a75ba2	910		QM/Non-HPML		Credit		Missing final application (1003)	Final application is missing from the file.	07/05/2019: Please see the attached HMDA Information page of the 1003.06/26/2019: See attached Final 1003	07/05/2019: Audit reviewed HMDA addendum, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 06/26/2019: Audit reviewed executed Final 1003, and has determined that documentation is missing the HMDA information page. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.99% Reserves are higher than guideline minimum UW Guides require 5.64 months reserves, loan qualified with 7.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301136942	9ed810e2-d5af-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.		10/03/2019: Audit reviewed and determined tax transcripts received are deemed acceptable. Condition cleared. 07/30/2019: Received XXXX tax transcripts. Per direction from Client, 2 years are required. Missing XXXX tax transcripts. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 57.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.45% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301149469	b1cd12e6-d8af-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.		10/03/2019: Audit reviewed and determined tax transcripts received are deemed acceptable. Condition cleared. 07/30/2019: Received XXXX tax transcripts. Per direction from Client, 2 years are required. Missing XXXX tax transcripts. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 72.70 months reserves Years in Field Borrower has 14 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301149469	a8e98a0e-ad57-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Collateral risk score 3.8.		04/10/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 72.70 months reserves Years in Field Borrower has 14 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150099	14b14545-f765-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	The statement for account #1 on final application reflects transfer funds deposits for a total of $XX,XXX9 and 1 deposit on XX/XX/XXXX in the amount of $XX,XXX.XX. There is no evidence in the file documenting the source of the these deposit.
7/3/19 Please rescind this condition. Per XXXXXX  @ XXX he said to reupload these two attached asset documents: Verified Assets: (*includes $XX,XXX.XX) They have $XXX,XXX.XX XXX X-XX-XXXX to XX-XX-XXXX See below $XXX,XXX.XX XXX XXXXXXXXX $XX,XXX.XX XXXX $XX,XXX.XX XXX XXX $XXX,XXX.XX Total Closing Costs: : $XXX,XXX.XX Assets (*includes $XX,XXX.XX) -$XXX,XXX.XX Cash to Close -$XX,XXX.XX EMD $XX,XXX.XX Remaining Without $XX,XXX.XX = $XX,XXX.XX short $XXX,XXX.XX XXX to XX/XX/XXXX (Included the $XXX,XXX.XX) $XX,XXX.XX XXXX #XXXX XX/XX/XXXX ($XX,XXX.XX IRS) $XX,XXX.XX XXX EMD $XXX,XXX.XX They only needed $XXX,XXX.XX to close including the EMD. 6/21/19 Sent another email to XX etc.@ XXXX to review.6/19/19 Please rescind this condition. The $XX,XXX.XX was in the XXXX XXXX account not the LPl account. $XXX,XXX.XX XXX XX/XX/XXXX to XX/XX/XXXX (Included the $XXX,XXX.XX) $XX,XXX.XX XXXX  XXXX XX/XX/XXXX ($XX,XXX.XX IRS) $XX,XXX.XX XXX EMD They only needed $XXXX.XXX.XX to close including the EMD. The $XX,XXX.XX does not need to be documented as they withdrew $XX,XXX.XX within 5 days and $XX,XXX.XX IRS refund was deposited XXXXX XX,XXXX is part of the final balance in the XXXX account.6/10/19 Please reconsider this condition. The application amounts should have no bearing on the verified assets. The cash needed to close was $XXX,XXX.XX and the assets they had wa $XXX,XXX.XX in XXX and XXXS deposit of $XX,XXX.XX and previous balance before the $XX,XXX.XX was $X,XXX.XX for a total of $XXX,XXX.XX. The $XX,XXX EMD was sourced from XXX. Therefore the borrower did not need the $XX,XXX.XX to close therefore it does not need to be sourced. They also had $XXX,XXX.XX as of XXXXX XX, XXXX in their XXXX IRA. see attached.6/5/19 Please rescind this condition. The $XX,XXX.XX was in the XXXX Bank account not the XXX account.05/22/2019: Please reconsider this condition. The application amounts should have no bearing on the verified assets. The cash needed to close was $XXX,XXX.XX and the assets they had wa $XXX,XXX.XX in XXX and XXX deposit of $XX,XXX and previous balance before the $2XX,XXX.XX was $X,XXX.XX for a total of $XXX,XXX.XX. The $XX,XXX EMD was sourced from XXX. Therefore the borrower did not need the $XX,XXX.XX to close therefore it does not need to be sourced.05/07/2019: Please rescind this condition. I do not see anything on the application regarding $XX,XXX. The $XX,XXX.XX does not need to be documented as they withdrew $XX,XXX.XX within 5 days and $XX,XXX.XX XXX refund was deposited XXXXX XX XXXX is part of the final balance in the XXXX account.

07/082019: Lender provided asset statements. Exception cleared.06/25/2019:  Audit reviewed the Lender Rebuttal and has determined that we have not received direction from the Client, yet, regarding the issue.06/21/2019:  Audit reviewed with management.  The $XX,XXX.XX needs to be sourced.  Condition remains.06/12/2019:  Audit reviewed lender’s rebuttal, document provided and asset documents in original loan file.  Document provided reflects portfolio value XX/XX/XXXX of $XXX,XXX.XX on the upper right corner.  However, the statements and printouts provided are for account #XXXX with current balance of $XXX,XXX.XX.  XXXXXXX & XXXXXXXX statements and XXXXX printout provided for this account.  Complete 2 months’ statements for remaining account that makes up the balance of the total portfolio is required.  Condition remains.06/06/2019:  Audit asset calculations.  XXX $XXX,XXX.XX + EMD $XX,XXXX + XXXX ($XX,XXX.XX – unsourced $XX,XXX.XX) $XXXX.XX = $XXX,XXX.XX – XXX $XXX,XXX.XX – EMD $XX,XXX = $XX,XXX.XX shortage.  Funds are insufficient if unsourced deposit is removed.  Condition remains.05/22/2019: Audit re-analyzed assets, and has determined that verified assets are as follows: $XXX,XXX.XX (XXX XXXXXXXXX-includes $XX,XXX.XX) plus $XX,XXX.XX XXXX plus $XX,XXX.XX (XXX EMD) equals $XXX,XXX.XX minus $XX,XXX.XX (unsourced) equals $XXX,XXX.XX total assets. Closing Costs as follows: $XXX,XXX.XX (Assets) minus $XXX,XXX.XX (Cash to Close) minus $XX,XXX.XX (EMD) equals -$XX,XXX.XX Short. Condition remains.    05/07/2019: Audit re-analyzed assets, and has determined that the $XX,XXX were accumulative transfers one of which included tax refund of $XX,XXX and is deemed acceptable. HOWEVER, the transfer on XX/XX/XXXX for $XX,XXX.XX is required to be sourced. If funds from a large deposit are needed to complete the purchase transaction (that is, are used for the down payment, closing costs, or financial reserves), the lender must document that those funds are from an acceptable source. Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 40.11%, loan qualified with DTI of 38.93% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.60 months Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150099	b8ef5c28-d765-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. XXXX Signed returns not provided.		06/21/2019: Received signed/dated XXXX personal tax return. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 40.11%, loan qualified with DTI of 38.93% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.60 months Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150099	ab2929f3-d765-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 3.3		04/26/2019: The AVM report value of $XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 40.11%, loan qualified with DTI of 38.93% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.60 months Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147132	cff4df73-728c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score of 3.5.		06/18/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301149482	75576d94-c1af-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.		10/03/2019: Audit reviewed and determined tax transcripts received are deemed acceptable. Condition cleared. 07/30/2019: Received XXXX tax transcripts. Per direction from Client, 2 years are required. Missing XXXX tax transcripts. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 49.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.92% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218089	a9621ab0-f3a0-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/12/2019: XX - See attached VOB approval.	07/16/2019: Lender provided snapshot verifying borrower's business and employee who obtained the verification of business. Condition cleared.	Reserves are higher than guideline minimum AUS Guides require 0 months reserves, loan qualified with 9.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775 Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151037	b8db96f0-e515-4edd-a7e9-bcdcbb2380da	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX and Interim CD dated XX/XX/XXXX per Disclosure History are missing from the loan file. No Cure - Missing document not provided.	07/25/2019: Please see attachments	07/25/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151037	6fc25f7d-c37d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 4.2.		05/29/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301194559	62de4db6-71a1-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.	07/09/2019: AVM posted to trailing docs X/X	07/09/2019: Audit reviewed Lenders response. Exception rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301195731	f1d0f0cc-e038-4d7d-ba89-ad70405d6117	2873		QM/Non-HPML		Compliance		Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	Lender guideliness reflects a DTI of 42.99%. Due to the miscalculation of rental income, the actual DTI is 44.30%.		07/24/2019: Audit re-analyzed all REO documentation, and has determined that after adjustments, the DTI is 42.95% which meets guideline requirements. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 20 months reserves, loan qualified with 22 months reserves Years in Primary Residence 17 Years in Primary Residence FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301195731	9e6fabfe-99a2-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The Lender Guidelines reflect a maximum allowable DTI of 43.00%. Due to the improper calculation of REO income and debts from the Schedule E in file, the actual DTI is 44.30%.	07/24/2019: Please rescind as all rental income from Schedule E has been calculated correctly. For XXXXX XXXXXXX XXXX, since the lease agreement provided supports less than the Rents Received on line 3, replaced with the rent amount from the lease agreement. The lease agreement shows $X,XXX/month in rent, which equals $XX,XXX for Rents Received each year, as used in the calculation. The taxes and insurance for each REO are correct, as documented in the file and provided with the original submission.	07/24/2019: Audit re-analyzed all REO documentation, and has determined that after adjustments, the DTI is 42.95% which meets guideline requirements. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 20 months reserves, loan qualified with 22 months reserves Years in Primary Residence 17 Years in Primary Residence FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301153992	f174b8d9-9a53-475f-a811-135c1b757973	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license information for the Settlement Agent is missing. This deficiency was corrected on the post close CD.	06/17/2019: please rescind the condition, as stated in the condition the post cd corrected it and it was redisclosed to the borrower.	06/17/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B. 06/11/2019: Cured Post Close-Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 75.30 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 33.80% FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 765				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301153992	71bdf582-738c-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was/were paid off and Borrower netted sufficient cash to close and/or reserves.	07/08/2019: XX - Please see the attached Final Settlement Statement.06/20/2019: Page 2 of the previously attached Final Settlement Statement is signed/fully executed. Please rescind this condition.06/17/2019: See attached	07/10/2019: Lender provided final HUD1 reflecting sufficient netted proceeds. Condition cleared.06/20/2019: Audit reviewed the Lender Rebuttal, and has determined that the ALTA Statement previously provided reflects "PRELIMINARY" not "FINAL". Provide the executed FINAL ALTA Settlement statement. Condition remains. 06/17/2019: Audit reviewed Preliminary ALTA Settlement Statement-Seller- for departure residence, and has been determined that the FINAL ALTA Settlement Statement either executed or true certified by Settlement Agent is required. Condition remains.	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 75.30 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 33.80% FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153992	b3f18445-748c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 2.6		06/20/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 75.30 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 33.80% FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202189	cd1ec60c-319c-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years. The Lender used tax returns to calculate the Borrower's unreimbursed Employee Expense. The file is missing signed and dated tax returns for the most recent 2 years.
7/17 XX: Please rescind. Tax returns were not requested on this loan and commission income was not used to qualify, so 2 years of tax transcripts or tax returns were not required. The XXXX transcripts were provided which shows XXXXs that were factored into the income. If the XXXX tax returns or transcripts were provided (XXXX and XXXX are the most recent 2 years), it would not show ANY XXXXs and would not affect the income at all. As of XXXX and moving forward, unreimbursed employee business expenses are no longer deductible and therefore none would appear on the XXXX tax returns and transcripts. If both the XXXX and XXXX tax documents were reviewed, XXXXs would only appear in XXXX, which is what is currently being used to qualify. However, as stated previously, the tax returns and tax transcipts were NOT required for this loan and we are already hitting them for the XXXX XXXXs. Please rescind as further documentation is not required and if it were provided, it would not affect the loan at all.7/10/19 XX: Please see attached tax transcripts. Two years of tax returns are not required for this loan. Per the XXXXX XXXX XXXXXX guidelines, unreimbursed expenses (XXXXs) must be deducted from all income types when present on the 1040s. Since only W2 income is being used to qualify, 1040s are not needed for the loan. However, tax transcripts were provided, which evidences XXXXs, and these were taken into account. XXXXs must be accounted for when using commission income to qualify but commission income is not being used for this borrower. However, in this situation, tax transcipts that are manually ordered may be used in lieu of tax returns. Therefore, since we have transcripts and XXXXs were used from these, tax returns are not required.
											07/18/2019: Lender provided tax transcript verifying unreimbursed Employee Expense. Exception cleared.07/14/2019: Audit reviewed Lenders response, however; Lender provided 1 year of Tax Transcripts. Please provide 2 years of Tax Transcripts or signed and dated tax returns. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.0 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.53% Years on Job Borrower has 19 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202189	38ee3c1a-349c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/05/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.0 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.53% Years on Job Borrower has 19 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203667	b9e874cb-0d99-e911-bdd2-f4e9d4a75ba2	86		QM/Non-HPML		Credit		Limited Employment History for Borrower/Co-Borrower	Documentation in file indicates a limited employment history for borrower which does not meet lender's guidelines. The Borrower disclosed 1 previous employer with 16 months employment history and 45 days with the current employer. The loan does not meet the criteria for a Qualified Mortgage due to missing a full 2 years of verified employment history.		07/15/2019: Audit reviewed Lender response, lender provided updated 1003 disclosing more than 2 years employment history, XXXX w-2 and VVOE for previous employment and LOX for gap in employment. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 64.73% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.10 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301203667	9faeb967-0e99-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $X.XXX.XX is reflected on final Closing Disclosure, however the tax amount does not correspond with the monthly tax amount of $X,XXX.XX using a tax rate of 1.163% of the purchase price as disclosed by the lender. Provide evidence of tax calculation. Additional conditions may apply.	7/5/19 XX: Please rescind as the property taxes were calculated using the tax rate, plus special assessments. Tax bill with this information was included on pages 312 and 313 of the original submission). $X,XXX,XXX Purchase Price * 0.01163 Tax Rate = $XX,XXX.XX + $XXX.XX in Special Assessments = $XX,XXX.XX in annual taxes ($X,XXX.XX/month).	07/08/2019: Lender provided Tax calculation. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 64.73% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203667	944d47b1-0699-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CDA score is 5.		07/01/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 64.73% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177343	2f818fd7-3099-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/10/19 XX: Please rescind. No rental income is being used from the businesses, so VOBs are not required.	07/17/2019: Audit reviewed the Lender Rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 34.40% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.86% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 142.50 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301177343	f2e53ac2-3099-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	The AUS Approval required that the amount, frequency and duration of the Borrower's Trust income is to be documented with the Trust agreement or a statement from the Trustee. The loan file contains a copy of the trust agreement as well as a statement from the Trustee. The statement from Trustee cites a lesser monthly distribution and no confirmation of 3 years continuance is located. Copies of the a sufficient Trustee statement clarifying the monthly distribution and likelihood of 3 years continuance is required to fulfill the AUS Approval.	7/10/19 Please rescind as the required documentation was already provided (page 546 of the original submission). The trustee statement provided verifies the monthly distribution of $XX,XXXX and the distributions will continue in the future. It also states that the trust funds are highly liquid and is in the amount of $X,XXX,XXX. This verifies well over 3 years of continuance of the trust income (over 8 years of continuance). Current receipt is documented as well, even though not required.	07/15/2019: P.A. letter was provided indicating $XX,XXX.XX per month from the $X,XXX,XXX.XX, which would be proof of more than 3 years continuance. Exception rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 34.40% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.86% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 142.50 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301177343	bf4793ca-b199-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage. Only XXXX P&L was provided in the loan file. Additional conditions may apply.	07/17/2019: Per the XXXX Schedule E, Business A is XXXXXXX XXXXXXX XXXXX. The loan application date is XX/XX/XXXX. This is a XXXXX XXXX XXXXXX loan and according to XXXXX XXXX XXXXXX guidelines, a current/YTD P&L must be provided and must be dated with 60 days of submission, within the same calendar year. Pages 1052 and 1053 of the original submission include the YTD P&L. A XXXX P&L is NOT required.7/10/19 XX: Please rescind as the YTD P&L and balance sheet was already provided, starting on page 1051 of the original submission.	07/17/2019: Audit re-analyzed the loan file, and has determined that the 2019 YTD P&L was located on pages 1052 and 1053; AND the 2018 P&L was located on pages 1018-1019 within the original loan file. Condition rescinded. 07/15/2019: The loan file contained the 2019 YTD P&L; however, the 2018 P&L is still missing. Exception remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 34.40% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.86% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 142.50 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197421	c2f44512-9f9f-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/10/2019: XX - See attached supporting VOB approval docs	07/15/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.71%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.20 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197421	5e07afa5-a39f-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided for XXXX.	07/10/2019: XX - Please see the attached signed 2017 Tax Returns	07/15/2019: Lender provided signed and dated XXXX 1040 signature page. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.71%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.20 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301226918	5a84d63b-1238-4e71-93b7-1d9c56c42777	50		QM/Non-HPML		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	07/18/2019: please see attached	07/19/2019: Lender provided credit score disclosure. Condition cleared.07/11/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301226918	4b9bea65-a5a4-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.4.	07/12/2019: Trailing Docs	07/15/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301217902	f7f2df1d-54a2-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The Cu Score is 3.2.		07/12/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301180631	236165b6-d092-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/02/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 77.78% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 802 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.3%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180631	71a72645-d092-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing YTD XXXX Balance Sheet for Corporation disclosed on Final application. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	6/28/19 XX: Please rescind as the documentation has already been provided. The two years of business tax returns on file go from XX/XX/XXXX-XX/XX/XXXX and XX/XX/XXXX-XX/XX/XXXX. Therefore, the P&L and Balance Sheet on file are from XX/XX/XXXX-XX/XX/XXXX. The P&L and Balance Sheet provided are acceptable for the year-end XXXX P&L/Balance Sheet AND the YTD XXXX P&L/Balance Sheet. These are starting on page 1625 of the original submission.	07/03/2019: Audit reviewed lender’s rebuttal and original loan file. QM requires YTD Balance Sheet which was provided. High balance overlay does not require balance sheets for previous years. XXXX Balance Sheet is acceptable. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 77.78% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 802 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.3%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301180631	d0598453-d092-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing Year End XXXX P&L Statement for Corporation disclosed on Final application. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
7/8/19 XX: Please rescind as the P&L supports a full year when compared to the line items on the business returns. The Compensation of Officers and deductions are in line, so it is supported that the P&L covers a full year from XX/XX/XXXX toXX/XX/XXXX. Please see attached as well.6/28/19 XX: Please rescind as the documentation has already been provided. The two years of business tax returns on file go from XX/XX/XXXX-XX/XX/XXXX and XX/XX/XXXX-XX/XX/XXXX. Therefore, the P&L and Balance Sheet on file are from XX/XX/XXXX-XX/XX/XXXX. The P&L and Balance Sheet provided are acceptable for the year-end XXXX P&L/Balance Sheet AND the YTD XXXX P&L/Balance Sheet. These are starting on page 1625 of the original submission.

07/17/2019: Audit reviewed Lender's response, Lender provided P&L dated XX/XX/XXXX to XX/XX/XXXX.  Condition cleared.07/11/2019: Audit reviewed Lenders response, however; P&L is not specific for dates covered. Exception remains.07/03/2019:  Audit reviewed lender’s rebuttal and original loan file.  XXXX 1120 tax returns reflect XX/XX/XXXX - XX/XX/XXXX.  P&L statement, page 1625 reflects “year to date at XX/XX/XXXX”.  It does not state XX/XX/XXXX-XX/XX/XXXX.  Officer salary $XXX,XXX.XX/2 = $XXX,XXX.XX.  XXXX W-2 $XXX,XXX.XX, XXXX W-2s $XXX,XXX.XX + $XX,XXX.XX = $XXX,XXX.XX.  Salary on XX/XX/XXXX P&L does not appear to cover 1 year as large decline.  XXXX P&L is acceptable.  P&L covering XX/XX/XXXX-XX/XX/XXXX is required.  Condition remains.
												CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 77.78% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 802 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.3%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172328	884df2a7-7167-406f-a4c3-c8016ce37d96	3312		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		07/05/2019: Audit re-analyzed the loan file, and has determined that the $XXX Appraisal Management fee was inadvertently pulled into finance charge fees. Loan does NOT fail amount financed or finance charges under disclosed. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 106.60 months reserves Years in Field Borrower has 35 years in the field. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301172328	87ffd296-6611-4bd1-bb52-904c41dce163	3210		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $100 allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable		07/05/2019: Audit re-analyzed the loan file, and has determined that the $XXX Appraisal Management fee was inadvertently pulled into finance charge fees. Loan does NOT fail amount financed or finance charges under disclosed. Condition rescinded. .	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 106.60 months reserves Years in Field Borrower has 35 years in the field. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301172328	ea46cef4-7c97-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Paystubs provided in file for both borrowers do not reflect the employer's name and/or address. Supporting documentation should be provided to support income from employer listed on final 1003.	07/05/2019: Per the condition request, there is supporting documentation in the file to support the income from the employer listed on the final 1003.	07/05/2019: Audit reviewed the Lender Rebuttal, as well as re-analyzed the loan file, and has determined that the W2's and Bank Statements (reflecting direct deposits by employer that match pay stubs), are all in-line with pay stubs generated by outside payroll company. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 106.60 months reserves Years in Field Borrower has 35 years in the field. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301202161	31fc810b-ec99-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	The appraisal did not document the Homeowners Association Dues as indicated on the final CD.	07/08/2019: Please rescind this as it has no significance on this file for $XX.XX a month.	07/08/2019: Audit reviewed the Lender Rebuttal, and has determined that the loan will be graded a B due to the minor defect, as information is missing from the Appraisal.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 40.60 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 37.38% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 790				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301202161	a629f087-ec99-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 4.0		07/01/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 40.60 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 37.38% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 790				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172588	fca6bc3f-9a9d-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	The Borrower's bonus income is required to be documented per AUS (DU) requirement. The loan file contains current pay stubs and XXXX/XXXX W-2's. Lenders income worksheet reflects bonus income for XXXX and XXXX Documentation of the Borrowers bonus income supporting Lenders calculations is missing from file and required to fulfill guidelines and QM requirements. Additional findings may apply.
7/10/19 XX: Please rescind as the documentation verifying the income was provided with the original submission. To be conservative and paystubs show only base and bonus income, able to back into the W2 income to calculate. The W2s support the borrower earning the bonus income each year. Bi-weekly salary of $X,XXX.XX * 26 = $XXX,XXX.XX/annual salary. XXXX W2 income: $XXX,XXX.XX $XXX,XXX.XX-XXX,XXX.XX = $XX,XXX.XX XXXX bonus. XXXX W2 income: $XXX,XXX.XX. $XXX,XXX.XX - XXX,XXX.XX = $XX,XXX.XX XXXX bonus. YTD bonus per paystub = $XX,XXX. Being conservative and treating YTD bonus as an annual bonus and dividing over 12 months. Please see the income worksheet that was provided on page 102 of the original submission.
											07/15/2019: Lender used a much more conservative number than what the previous years reflected. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.13% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 64.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301177118	e8f19a69-0e83-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing Lenders calculation for property tax escrow that exceeds the 1.25% standard for the state.	06/10/2019: Please see the attached Tax Bill. We are using the rate on the tax bill = .010876 x $XXX,XXX (purchase price) + special assessments of $XXXX.XX (difference of total tax less general tax levy) = $XX,XXX.XX/yr.	06/12/2019: Lender provided tax bill and tax calculation. Condition cleared.	Reserves are higher than guideline minimum UW Guides requires no months reserves, loan qualified with 5.70 months reserves Years in Field Borrower has 28 years in Field . FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177118	066f7f41-ef82-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Estimated HUD was provided. Additional conditions may apply.	06/10/2019: Please see the attached Final Settlement Statement.	06/12/2019: Lender provided final settlement statement for departing address. Condition cleared.	Reserves are higher than guideline minimum UW Guides requires no months reserves, loan qualified with 5.70 months reserves Years in Field Borrower has 28 years in Field . FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292531	4129f9dc-14cb-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for the borrower. The verification in the loan file is dated XX/XX/XXXX, which is not within 10 days but within 30 days of the note date.		08/30/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies	Years on Job Borrower has 15 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.33% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301193867	b8b493a3-6b40-46ed-aa5c-dc016bd5432d	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license information for the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	07/21/2019: please see attached	07/22/2019: Lender provided PCCD and LOE. Non-material per SFIG guidance, loan will be graded a B for all agencies.07/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301200697	5079c70a-4598-e911-bdd2-f4e9d4a75ba2	910		QM/Non-HPML		Credit		Missing final application (1003)	Final application has conflicting information from the initial application regarding the Co-borrower's employment status.	07/08/2019: Please rescind this. We did not use her income so it is immaterial.	07/08/2019: Audit concurs with the Lender Rebuttal, and has determined that income for the co-borrower was not used to qualify. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.20% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.20 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301180146	5a1d3365-9693-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		06/26/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	Reserves are higher than guideline minimum DU Underwriting Guidelines require 0 months reserves, loan qualified with 24.50 months reserves. No Mortgage Lates Borrower has no Mortgage Lates within the last 67 reporting months. DTI is lower than guideline maximum Agency Underwriting Guidelines require DTI of 43%, loan qualified with DTI of 29.88%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180146	3785dce5-9693-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The Borrower's position, business phone # and years employed in this line of work/profession is missing from the final loan application. Additional conditions may apply.		06/26/2019: Received final application reflecting missing information. Condition cleared.	Reserves are higher than guideline minimum DU Underwriting Guidelines require 0 months reserves, loan qualified with 24.50 months reserves. No Mortgage Lates Borrower has no Mortgage Lates within the last 67 reporting months. DTI is lower than guideline maximum Agency Underwriting Guidelines require DTI of 43%, loan qualified with DTI of 29.88%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180146	21d4a928-b092-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current YTD XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage. Additional conditions may apply.	6/25/19 XX: Please rescind and see attached XXXX YTD balance sheet which was included with the original submission. The XXXX balance sheet is not needed, as the current YTD XXXX balance sheet was provided. The borrower has filed the most recent year's taxes (XXXX), so a year-end XXXX balance sheet is not required. Line items are similar with Schedule L of the business returns, so it supports belonging to the Schedule E business. (Not using income from the business of which the other balance sheet was provided for).	06/26/2019: Audit reviewed lender’s rebuttal and agrees. XXXX/XXXX business tax returns and XXXX P&L and Balance Sheet provided in original loan file. XXXX P&L and Balance Sheet not required. Condition rescinded.	Reserves are higher than guideline minimum DU Underwriting Guidelines require 0 months reserves, loan qualified with 24.50 months reserves. No Mortgage Lates Borrower has no Mortgage Lates within the last 67 reporting months. DTI is lower than guideline maximum Agency Underwriting Guidelines require DTI of 43%, loan qualified with DTI of 29.88%.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301180146	605e0c8c-9693-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	07/05/2019: Please see attached.	07/05/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	Reserves are higher than guideline minimum DU Underwriting Guidelines require 0 months reserves, loan qualified with 24.50 months reserves. No Mortgage Lates Borrower has no Mortgage Lates within the last 67 reporting months. DTI is lower than guideline maximum Agency Underwriting Guidelines require DTI of 43%, loan qualified with DTI of 29.88%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180146	0dcbc335-b092-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage. Additional conditions may apply.	6/25/19 XX: Please rescind and see attached XXXX YTD P&L which was included with the original submission. The XXXX Profit & Loss is not needed, as the current YTD XXXX Profit & Loss was provided. The borrower has filed the most recent year's taxes (XXXX), so a year-end XXXX P&L is not required.	06/26/2019: Audit reviewed lender’s rebuttal and agrees. XXXX/XXXX business tax returns and XXXX P&L and Balance Sheet provided in original loan file. XXXX P&L and Balance Sheet not required. Condition rescinded.	Reserves are higher than guideline minimum DU Underwriting Guidelines require 0 months reserves, loan qualified with 24.50 months reserves. No Mortgage Lates Borrower has no Mortgage Lates within the last 67 reporting months. DTI is lower than guideline maximum Agency Underwriting Guidelines require DTI of 43%, loan qualified with DTI of 29.88%.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301175619	0090c8d1-939d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/15/2019: Audit reviewed Lender's response, Lender provided the name and title of the employee who verified employment. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.60% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 39.2 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175671	9811f737-beac-e911-abc7-f4e9d4a75a52	2567		QM/Non-HPML		Credit		Appraisal date cannot be more than 90 days before the note date	The appraisal is dated XX/XX/XXXX which is greater than 90 days before the note date.		Finding deemed non-material, loan will be graded a B for all agencies.	Disposable Income is higher than guideline minimum UW Guides require $3,500 in disposable income, loan qualified with $6,618.61 in disposable income Years in Primary Residence Borrower has resided in subject for 13 years FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727				3	2	C	B	C	B	C	B	C	B	C	B	Cleared
301175971	82a73f41-cc99-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/16/2019: Please see attached.	07/16/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 47.25% Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX Years Self Employed Borrower has been self employed 18 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175971	ac262064-a899-e911-bdd2-f4e9d4a75ba2	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	A credit report for the borrower and co-borrower was not provided.	07/16/2019: Please see attached.	07/16/2019: Audit reviewed Credit Report, and has determined that documentation submitted is deemed acceptable. Condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 47.25% Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX Years Self Employed Borrower has been self employed 18 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177386	1a61d6ff-0299-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	A Previous Employment verification for the borrower was not provided as required per Appendix Q.	07/16/2019: Please rescind. Before the closing date, the borrower was with his current employer for 2 years as of the closing date. (Started job XX/XX/XXXX and loan closed XX/XX/XXXX ). Verification of the previous employer is not required to be verified as it was over 2 years ago/outside the past 24 months.	07/16/2019: Audit concurs with the Lender Rebuttal, and has determined that the borrower's current employment start date to consummation date does fully document two years of employment history. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796 Years in Field Borrower has 20 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301177113	20dbcfde-4497-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for borrowers Business C/D reflected on XXXX Schedule E. In addition, verification of borrowers Business A reflected on XXXX Schedule E is missing from the file.
										6/27/19 XX: Please see attached. A VOB is not required for XXXXXXXXXXX XXXXX since no income is being used from it.	06/28/2019: Lender provided snapshot of lender's employee information obtaining the verification of business XXXXX XXXX XXXXXX. Audit confirmed income from Business A was not used in qualification and was not needed to qualify for the loan. Condition cleared.	Years Self Employed Borrower self-employed for 12 years FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Full Documentation Full documentation loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177113	4a0dbfee-4697-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The final Demographic Addendum to the final loan application reflecting the HMDA information was not provided.	6/27/19 CM: Please see attached.	06/28/2019: Lender provided final Demographic Addendum. Condition cleared.	Years Self Employed Borrower self-employed for 12 years FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Full Documentation Full documentation loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177113	29fd15bf-4797-e911-bdd2-f4e9d4a75ba2	29		QM/Non-HPML		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XX,XXX.XX less cash to close $XXX,XXX.XX results in $XXX,XXX.XX shortage of funds to close. $XXX,XXX of the cash to close is the EMD as reflected on the final Closing Disclosure. DU states if the deposit is used to make any part of the borrowers contribution, the source of funds for the deposit must be verified. EMD was made in two (2) installments of $X,XXX and $XXX,XXX.	6/27/19 XX: Please see attached documentation verifying the $XXX,XXX and $XXX,XXX deposits wired directly to the title company. The $X,XXX EMD was backed out of the available funds in XXXXX XXXX #XXXX, which is sufficient instead of documenting the source of the funds. Borrower has sufficient funds for closing.	06/28/2019: Audit reviewed Lender's response and documentation provided and has determined the LOE and wire information verified $XXX,XXX and $XXX,XXX for a total of $XXX,XXX in verified assets wired directly to the title company and the deducted $X,XXX from the total verified assets left sufficient assets to meet guideline requirement. Condition cleared.	Years Self Employed Borrower self-employed for 12 years FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Full Documentation Full documentation loan				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301177113	8a49a521-4797-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing the April XXXX payment for liability #8 reflected in the final loan application per DU. DU states if the mortgage is currently 60 days or more past due, or has been 60 days or more past due in the last 12 months, the loan case file is ineligible.
07/05/2019: Please rescind as the mortgage payment made in the same month as the application (XXXXX, in this case) never needs to be documented. Page 3 of the XXXX XXXXXXXX XXXXX XXXXX statement (page 1831 of the original submission) verifies that the mortgage was obtained in XXXXX XXXX and the XXXXX payment was made. Per the guidelines, the mortgage was current and not delinquent at the time of application and the XXXXX XXXX payment was due next. Per AUS, the payment history needs to be verified due to not reporting on credit. The asset statement shows when the mortgage was opened, balance, payment amount, next payment due, and all existing payment history. The mortgage is fully documented.6/27/19 XX: Please rescind as the XXXXX XXXX payment for any mortgage liability is not required. The application date is XXXXX X,XXXX, so proof of any XXXXX payments are not needed. The month hadn't ended yet at the time of application.
											07/05/2019: Audit reviewed the Lender Rebuttal, and has determined that the last statement located on page 1832 was thru XX/XX/XXXX, therefore less than 60 days of closing to confirm no lates. Condition rescinded. 06/28/2019: Audit reviewed Lender's response and has determined verification of XXXXX XXXX is needed to verify liability #8 reflected on the final loan application was not currently 60 days past due per bullet point #10 on the DU. Condition remains.	Years Self Employed Borrower self-employed for 12 years FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Full Documentation Full documentation loan				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301177113	a8e262a6-4697-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for REO #12 on the final application not provided.	6/27/19 XX: Please rescind as the HOI insurance for XXXX X XXX X was provided on page 169 of the original submission.	06/28/2019: Audit reviewed Lender's response and has determined the insurance for property #12 was found in the loan file. Condition rescinded.	Years Self Employed Borrower self-employed for 12 years FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Full Documentation Full documentation loan				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301177113	cd8a1632-3697-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.7.	06/27/2019: AVM	06/28/2019 –The AVM report value of $X,XXX,XXX.XX, to appraisal value of $X,XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Years Self Employed Borrower self-employed for 12 years FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Full Documentation Full documentation loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177332	d63d0b35-17d2-4784-89fa-59698ee7a172	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Borrowers Real Estate Broker, the Sellers Real Estate broker and the Settlement Agent is missing. No Cure.	07/09/2019: pls see attached, pls clear	07/11/2019: Lender provided LOE, proof of delivery and PCCD with RE Broker (Buyer), RE Broker (Seller) and Settlement Agent corrected (No changes from previous PCCD). Exception remains downgraded.07/02/2018: The Lender issued a Post Closing Disclosure correcting the error. Loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.58% Years on Job Borrower has 6.5 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301177332	86541607-0e9d-e911-bdd2-f4e9d4a75ba2	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided. The Hazard Insurance Declaration for the subject property in file reflects an expiration date of XX/XX/XXXX.	07/09/2019: pls see attached, pls clear	07/11/2019: Lender provided Hazard Insurance declaration page. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.58% Years on Job Borrower has 6.5 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177455	f704d49f-ba91-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	6/21/19 XX: Please see attached.	06/24/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.02% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.3 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177455	ed2bbaaa-fc92-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The Co-Borrower's years employed and business phone were not completed on the final loan application. Additional conditions may apply.		07/15/2019: Audit reviewed Lender's response, Lender provided completed final loan application with co-borrower's years employed and business phone number. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.02% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.3 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301178547	3d0447c7-c191-43a3-ac80-a285c5cb243c	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	06/23/2019: please see attached	06/24/2019: Lender provided Initial Escrow Disclosure. Exception cleared.06/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 25 months reserves FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 744 Years on Job Borrower has 18 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301178547	02f9ff82-b58e-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	06/23/2019: please see attached	06/24/2019: Lender provided Final 1003. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 25 months reserves FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 744 Years on Job Borrower has 18 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301178547	fce163cc-358e-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules regardless if income is being used for self employment income. Signed returns not provided	07/18/2019: Please see attached.	07/18/2019: Audit reviewed executed and dated XXXX/XXXX 1040 signature pages, and has determined that documentation was dated prior to/at consummation. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 25 months reserves FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 744 Years on Job Borrower has 18 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301178546	881d6004-02a7-e911-bdd2-f4e9d4a75ba2	1457		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	All fields on the application were not completed.	See attached Please clear	07/26/2019: Audit review of the application the Lender provided is deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.67% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768 Years Self Employed Borrower has over 8 years self employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301211038	11e85f40-36a7-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX is missing from the loan file. The Lender tracking disclosure reflects the CD was sent an E Consent by the Borrower however; it was not provided in the loan file.	07/26/2019: Initial CD was issued on X/XX/XX - see attached.	07/29/2019: Lender provided Initial CD. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301211038	d0e1f0f7-27a7-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/24/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.07/17/2019: The AVM report confidence score of 84.9% is below the required threshold of 90%. Review appraisal required.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197893	c39d2add-6fab-4e89-8aff-60534b03aa5b	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	Missing seller’s Closing Disclosure.	07/08/2019: pls see attached pls clear	07/08/2019: Audit reviewed the Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775 Years in Field Borrower has 11 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197893	588714f5-cc99-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for B4.		07/15/2019: Audit reviewed lender response, lender provided documentation of the name and title of the Lender's employee who obtained the verification of employment. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775 Years in Field Borrower has 11 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197893	8dd5cbc3-cc99-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review appraisal missing. CU Risk Score 3.8.		07/01/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775 Years in Field Borrower has 11 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301193915	fd3ac8e8-b087-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $X,XXX.XX does not correspond with the monthly tax amount of $X,XXX.XX on the tax bill and preliminary title report or $X,XXX.XX, which is the state’s calculation of 1.25% of the sales price. Provide evidence of tax calculation.	07/08/2019: pls see attached revised cd, lox tracking, pls clear condition06/11/2019: Tax rate calculation is being corrected to 1.25% of sales price $XX,XXX.XX.
07/08/2019:  Audit reviewed the Post Closing CD,  and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.  Note:  When/If a new PCCD is issued, rating remains a B.  06/28/2019: Audit reviewed corrected PCCD, and has determined that Section G is missing tax escrow figures. Provide Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Condition remains. (in-escrow) 06/20/2019:  Document provided is a closing disclosure for a different borrower and loan number.  Condition remains.06/13/2019: Audit reviewed Lenders response, however; no documents were provided. Exception remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.20 months reserves Years Self Employed Borrower has 6 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301207195	f6b02f4a-5398-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing signed authorization to freeze/close HELOC paid off at closing.	07/23/2019: Attached please find HELOC signed close out letter borrower signed XX/XX XX signed XX/XX which was before disbursement date of XX/XX Please Clear	07/23/2019: Audit review of signed and dated close out letter for HELOC, paid off at closing, is deemed acceptable, condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualifies with a FICO of 743. Years on Job Borrower has 40.42 years on job. Reserves are higher than guideline minimum UW Guides requires 0 months reserves, loan qualifies with 62.10 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301207195	67aca366-5398-e911-bdd2-f4e9d4a75ba2	910		QM/Non-HPML		Credit		Missing final application (1003)	Missing a completed final 1003. Employer's phone number for the borrower is missing.		07/02/2019: Received completed final 1003. Demographic addendum previously provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualifies with a FICO of 743. Years on Job Borrower has 40.42 years on job. Reserves are higher than guideline minimum UW Guides requires 0 months reserves, loan qualifies with 62.10 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179911	6fd18fc7-6b9e-e911-bdd2-f4e9d4a75ba2	1689		QM/Non-HPML		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for subject property. Final CD shows HOA Dues paid and no evidence of HOA located in the fie, on appraisal or title. No Explanation provided. Additional conditions may apply.		07/17/2019: Audit reviewed lender response, Lender provided the quarterly HOA statement. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.80 months reserves Years in Field Borrower has 14 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179911	8e77f91a-6b9e-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Guidelines require unreimbursed business expenses to be deducted from income. Missing 2 years signed and dated personal tax returns with all schedules.	07/23/2019: Sent an email to investor to clear this condition.
07/23/2019: Audit reviewed the Lender Rebuttal, and has determined that the XXXX/XXXX 1040 Tax Transcripts were submitted to verify unreimbursed business expenses. Tax transcript obtained directly from the IRS (prior to Note date) were used in lieu of signed tax returns and are acceptable for the loan to be classified as a Qualified Mortgage. Condition cleared.  07/17/2019: Audit reviewed Lender response, Lender provided 2 years tax transcripts showing no XXXX in XXXX, however XXXX shows XXXX, lender averaged the 2 years.  however, fully signed and executed returns are needed to qualify for QM.  Condition remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.80 months reserves Years in Field Borrower has 14 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179911	53b1d5ca-659e-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	The Borrower's income is required to be documented with a fully completed standard Verification of Employment. The loan file contains a Verification of Employment that is not fully completed. Verification of Employment is missing Applicant's Date of Employment, Present Position, Probability of Continued Employment, Print or type name signed and Employer phone number.		07/17/2019: Audit reviewed Lender response, Lender advised that although fields missing on the WVOE they were provided on the VVOE. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.80 months reserves Years in Field Borrower has 14 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179911	195d552b-6c9e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 3.7.	07/09/2019: CDA posted to Trailing docs	07/12/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.07/09/2019: Audit reviewed Lenders response, however; the CDA Address does not match the notes address (City and zip code is different). Exception remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.80 months reserves Years in Field Borrower has 14 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301207057	af880851-0d9f-e911-bdd2-f4e9d4a75ba2	2136		QM/Non-HPML		Compliance		Missing Note	Note is missing from the file.	07/30/19: please see attached	07/30/19: Lender provided copy of executed Note, exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.49%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301207057	27b839e6-5b9f-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing Lenders calculation of monthly property taxes in the amount of $XXX.XX. Additional conditions may apply.		07/12/2019: Invalid Finding. The evidence of taxes was located on page 309	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.49%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301205016	3dd3e638-de9f-4f48-afc3-d5259c7c7064	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		07/03/2019: Received initial escrow disclosure. Timing requirement met. Condition cleared.06/22/19: Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.57% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724 Reserves are higher than guideline minimum UW Guides require months reserves, loan qualified with 25.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205016	1d65136c-e994-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	06/26/2019: XX - See attached for the VOB approval.	06/27/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.57% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724 Reserves are higher than guideline minimum UW Guides require months reserves, loan qualified with 25.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205016	9b53fd5b-e994-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The final application provided in the loan file is not signed by the loan originator.	7/1/2019: The Final 1003 is not required to be signed by the LO. Please rescind this condition	07/03/2019: Agency guidelines require the final loan application signed by the borrower must include all income and debts disclosed or identified during the mortgage process. Originator signature is not required. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.57% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724 Reserves are higher than guideline minimum UW Guides require months reserves, loan qualified with 25.7 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301180063	037aabf9-208e-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing documentation for terms for the liability reflected on Final 1003 not listed on the credit report.
7/29/19 XX Please rescind this. I have attached a new AUS, 1008 and 1003 without this debt as it was not a debt, it was just the UW being conservative so as to not request additional documentation on this asset withdrawal.7/11/19 Please rescind this. The underwriter used it as a debt to be conservative and to avoid requesting unnecessary documentation. XXXXXXXXXXX XXXXXXXXX XXX. is a major provider of annuities and life insurance in the X.X., with $XXX XXXXXX in total assets and approximately X.X XXXXXXX XXXXXXXXX XXXXXXXXX and annuity contracts in-force07/08/2019:  Please rescind this. We do not question a withdrawal on a bank statement if the borrower qualified with the debt.

07/29/19: Lender provided updated AUS and 1008 and letter of explanation that the item in question is not a debt, it was the UW being cautious and including the asset withdrawal in the DTI, so as to not require further documentation supporting the asset withdrawal, asset withdrawal is not included in assets. Exception cleared.07/15/2019: Audit reviewed the Lender Rebuttal and has determined that per loan program - all debts that the borrower is currently obligated on must be included in DTI. Per XXXX, If the credit report does not show a required minimum payment amount and there is no supplemental documentation to support a payment of less than 5%, the lender must use 5% of the outstanding balance as the borrower's recurring monthly debt obligation. Credit Report does NOT reflect debt with a balance of $XX,XXX/$XXX.XX monthly which is only 1% of the balance. Provide supporting documentation for said monthly amount along with term of repayment. If unable to provide, then 5% of the balance will be utilized and will exceed DTI. Condition remains.07/08/2019: Audit reviewed the Lender Rebuttal, and has determined that per loan program - all debts that the borrower is currently obligated on must be included in DTI. Per XXXX, If the credit report does not show a required minimum payment amount and there is no supplemental documentation to support a payment of less than 5%, the lender must use 5% of the outstanding balance as the borrower's recurring monthly debt obligation. Credit Report does NOT reflect debt with a balance of $XX,XXX/$XXX.XX monthly which is only 1% of the balance. Provide supporting documentation for said monthly amount along with term of repayment. If unable to provide, then 5% of the balance will be utilized and will exceed DTI. Condition remains.
												FICO is higher than guideline minimum Loan qualified with a 785 FICO Full Documentation Full documantaion loan DTI is lower than guideline maximum Loan qualified with a 36.51% DTI				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179915	480f8ed7-cba1-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and mortgage.	7/15/19 Please rescind this condition as the legal descriptions all match.	07/17/2019: Reviewed the title, mortgage and appraisal. The title and mortgage APN match; appraisal has the correct Unit, Lot and Block. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 20.23%, loan qualified with DTI of 20.12% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 316.10 months reserves Years in Field Borrower has 3 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301184550	a2ffafd2-368d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The items required in both bullet points was not provided.	6/18/19 XX: Please rescind as the verification of business is not needed due to hitting the borrower for the income loss, and therefore obtaining this information is not applicable.	06/20/2019: Audit reviewed lender’s rebuttal and agrees. Loss from this business was deducted from other income. Verification of business is not required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 91 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 39 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301184550	12c8396f-318d-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	8/1/19 XX: Please see attached.	08/02/2019: Lender provided Balance Sheet. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 91 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 39 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301184550	25d64baf-b2b7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcripts dated XX/XX/XXXX reflected on DU.		08/07/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #15 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 91 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 39 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180322	0477134f-937f-44df-8dbb-0dd8115d04ac	3269		QM/Non-HPML		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit. Provide re-disclosed CD and letter of explanation.	07/14/2019: On X/XX there is a re-lock, attached is the lock confirmation and corresponding CD	07/16/2019: Lender provided rate re-lock dated XX/XX/XXXX and CD dated XX/XX for rate re-lock indicating lender credits decreased. Condition cleared.07/05/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180322	f1d67280-659f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 3.0.	07/09/2019: CDA posted to Trailing docs	07/09/2019: A CDA was provided with a value of $X,XXX,XXX.XX with a variance of 0%. CDA within acceptable tolerance. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301200692	bad4f065-22a7-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/25/2019: Attached please find the source of the information obtained and the name and title of the employee who obtained the information.	07/26/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 79.55% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786 Years Self Employed Borrower has 28 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180620	9446aa3a-289c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal Missing. CU Risk Score 5.		07/12/2019: XXXXXXX report provided reflecting a value of $XXX,XXX.XX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180765	64ae7a4b-399c-e911-bdd2-f4e9d4a75ba2	853		QM/Non-HPML		Credit		Failure to Obtain Second Lien Note	Second lien Note not provided.	07/25/2019: please see attached07/05/2019: Please rescind this condition. The attached approval was in the original upload and the amount is on the CD. A note should not be necessary.	07/26/2019: Audit review of the HELOC Agreement & Disclosure is deemed acceptable, condition cleared.07/05/2019: Audit reviewed the Approval, and has determined that a copy of the executed Second Lien Note is required. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 144.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767 Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197392	6360306e-a387-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	06/13/19: Attached please find documented source of the information obtained for VOB and the name and title of the employee who obtained the information	06/14/2019: Lender provided name and title of employee who obtained the verification of employment, exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736. Years Self Employed Borrower self employed 9.5 years. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197392	4e0d64e3-d486-e911-bdd2-f4e9d4a75ba2	29		QM/Non-HPML		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XX,XXX.XX less cash to close $XXX,XXX.XX results in $XXX,XXX.XX shortage of funds to close.
06/25/2019: Hello, Attached please find a copy of the email from escrow and print screen from escrow's trust account showing wire from borrower of $XXX,XXX on XX/XX/XXXX. Thank You,06/17/2019: Net proceeds sale of REO were deposited into Acct #XXX prior to closing. Attached please find printout for Acct #XXXX included in loan file. Please see wire into acct #XXXX on XX/XX/XXXX for $XXX,XXX.XX corresponding to funds to seller on the final HUD 1 onXX/XX/XXXX of $XXX,XXX.XX- Balance on XX/XX/XXXX in acct #XXXX of $XXX,XXX.XX indicating sufficient funds to close. Please rescind. Thank You. 06/13/19: Source of funds to close came from Net Proceeds from REO property address XXX XX XX XXXXX XXXXXXX XXXX,XXXXXXX XXXX See fully executed settlement statement net proceeds of $XXX,XXX.XX

06/25/2019: Audit reviewed wire confirmation, and has determined that documentation submitted is deemed acceptable. Assets are sufficient for closing. Condition cleared. 06/19/2019: Audit reviewed Lenders response, however there is an updated Bank statement and an undocumented wire transfer from acct ending in XXXX of $XXX,XXX on XX/XX/XXXX with no reference as to where the funds went and there is no confirmation that the funds were received by the settlement agent, such as a receipt or line item on the Final Closing Disclosure. Exception remains.06/14/19: After review of the lender's rebuttal and the loan file, the proceeds from the sale of the previous REO are included in the assets as verified above. There is an undocumented wire transfer from acct ending in XXXX of $XXX,XXX on XX/XX/XXXX with no reference as to where the funds went and there is no confirmation that the funds were received by the settlement agent, such as a receipt or line item on the Final Closing Disclosure, exception remains.
												FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736. Years Self Employed Borrower self employed 9.5 years. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301180615	fcc2fea0-adac-4d6f-90b6-46047bd19bfd	50		QM/Non-HPML		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	07/23/2019: please see attached	07/23/2019: Audit reviewed FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure, and has determined that the documentation submitted is deemed acceptable, condition cleared.7/12/2019 : Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.14% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 816 Years on Job Borrower has 46 years on job				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301180615	54375e91-eba4-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of PITIA for property #3 on the final application not provided.	07/18/2019: XX - Please see the attached CD for XXX XXXXX XXXXX XXXX.	07/18/2019: Lender provided Final CD for rental property #3. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.14% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 816 Years on Job Borrower has 46 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180610	0da55085-a498-4667-a21f-1597995908be	2862		QM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Organization Counseling Disclosure.	06/28/2019: please see attached	06/28/2019: Audit review of HUD Homeownership Organization Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.6.26.19: Finding deemed non-material, loan will be graded a B for all agencies.	Years in Primary Residence Borrower has resided in subject for 5 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 60 total months payment history with no late payments reported. Years in Field Borrower has 14 years in field per Final 1003				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301180610	c6c6e7d0-1498-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. Closing Disclosure dated 9 days prior to consummation date as reflected on the Disclosure History is missing from the file.	07/21/2019: please see attached06/28/2019: please see attached	07/22/2019: Lender provided CD dated XX/XX. Condition cleared.06/28/2019: Audit reviewed CD dated XX/XX/XXXX and XX/XX/XXXX, and has determined that the CD missing was dated XX/XX/XXXX. Condition remains.	Years in Primary Residence Borrower has resided in subject for 5 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 60 total months payment history with no late payments reported. Years in Field Borrower has 14 years in field per Final 1003				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180610	91a147ee-64c5-4353-85ce-3cbb4186527c	3187		QM/Non-HPML		Compliance		Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	WLSP is not found in the file. No Cure - Missing document not provided.	06/28/2019: please see attached	06/28/2019: Audit review of WLSP submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.06/25/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Years in Primary Residence Borrower has resided in subject for 5 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 60 total months payment history with no late payments reported. Years in Field Borrower has 14 years in field per Final 1003				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180610	91d3a6ef-119c-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 30 business days prior to the Note date. The VVOE is missing. Additional conditions may apply.		6/27/2019: Received documentation. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 5 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 60 total months payment history with no late payments reported. Years in Field Borrower has 14 years in field per Final 1003				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180610	bff6a616-139c-e911-bdd2-f4e9d4a75ba2	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	A credit report for the Borrower was not provided. Additional conditions may apply.		6/27/2019: Received documentation. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 5 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 60 total months payment history with no late payments reported. Years in Field Borrower has 14 years in field per Final 1003				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180610	920caa42-7e97-e911-bdd2-f4e9d4a75ba2	16		QM/Non-HPML		Credit		Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.	07/21/2019: Please see attached	07/22/2019: Lender provided Flood Certificate. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 5 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 60 total months payment history with no late payments reported. Years in Field Borrower has 14 years in field per Final 1003				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180610	36fddca0-8997-e911-bdd2-f4e9d4a75ba2	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.	07/21/2019: please see attached	07/22/2019: Lender provided hazard insurance certificate. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 5 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 60 total months payment history with no late payments reported. Years in Field Borrower has 14 years in field per Final 1003				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180610	5b271497-1498-e911-bdd2-f4e9d4a75ba2	14		QM/Non-HPML		Credit		Failure to obtain Title	A Copy of Title for the subject property was not provided.	07/21/2019: please see attached	07/22/2019: Lender provided Title. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 5 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 60 total months payment history with no late payments reported. Years in Field Borrower has 14 years in field per Final 1003				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180610	405ef8af-159c-e911-bdd2-f4e9d4a75ba2	24		QM/Non-HPML		Credit		Missing appraisal	Appraisal not provided in the loan file. Additional conditions may apply.		6/27/2019: Received documentation. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 5 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 60 total months payment history with no late payments reported. Years in Field Borrower has 14 years in field per Final 1003				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180610	82b181a8-109c-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results. Additional conditions may apply.		6/27/2019: Received documentation. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 5 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 60 total months payment history with no late payments reported. Years in Field Borrower has 14 years in field per Final 1003				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301180610	24755182-139c-e911-bdd2-f4e9d4a75ba2	1695		QM/Non-HPML		Credit		Missing Copy of Divorce Decree	The XXXXXXX XXXXXX was not provided to verify XXXXX XXXXXX and/or XXXXXXX referenced on the final loan application, A copy of the XXXXXXX XXXXXX is required per QM. Additional conditions may apply.		6/27/2019: Received documentation. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 5 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 60 total months payment history with no late payments reported. Years in Field Borrower has 14 years in field per Final 1003				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180610	f85531bd-0e98-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Evidence of debt payoff as reflected on the final loan application is missing. Liabilities to be paid off are #2,#4,#5,#6 and #7. Additional conditions may apply.	07/10/2019: Please rescind as the documentation was already provided with the original submission (docs starting on pages 56 and 73). The assets show the payments made to pay the account in full, and the credit supplement verifies a $0 balance.	07/10/2019: Audit reviewed post closing trailing package with additional documentation not provided in the original package, and has determined that the documentation includes Bank Statements that reflect payoffs off all debt listed, as well as updated supplement credit report reflecting $0 balances on all debts in question. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 5 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 60 total months payment history with no late payments reported. Years in Field Borrower has 14 years in field per Final 1003				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180610	984c9abe-149c-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	The Borrower's income is required to be documented. The loan file is missing all income documents. Copies of the Borrower's paystub is required to fulfill guidelines and QM requirements. Additional conditions may apply.		6/27/2019: Received documentation. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 5 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 60 total months payment history with no late payments reported. Years in Field Borrower has 14 years in field per Final 1003				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180610	fc5fb55e-149c-e911-bdd2-f4e9d4a75ba2	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	Missing Third party fraud tool (report). File is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.		6/27/2019: Received documentation. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 5 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 60 total months payment history with no late payments reported. Years in Field Borrower has 14 years in field per Final 1003				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180610	65d0326d-159c-e911-bdd2-f4e9d4a75ba2	2794		QM/Non-HPML		Credit		Missing W-2	Guidelines require prior year's W-2. XXXX W-2 for the Borrower is missing from file. Additional conditions may apply.		6/27/2019: Received documentation. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 5 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 60 total months payment history with no late payments reported. Years in Field Borrower has 14 years in field per Final 1003				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180610	2f4a2417-8897-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/08/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years in Primary Residence Borrower has resided in subject for 5 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 60 total months payment history with no late payments reported. Years in Field Borrower has 14 years in field per Final 1003				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180609	6c18602b-b39d-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing the Initial Closing Disclosure dated XX/XX/XXXX per disclosure tracing log in file. Additional conditions may apply.	7/12 please see attached XX-XXXX, pls clear	07/16/2019: Lender provided initial CD dated XX/XX. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180609	c5b44d1a-b39d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal Missing. CU Risk score 3.		07/09/2019: The AVM report value of $XXX,XXX.XX to appraisal value of XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301193863	fb80ba61-b1a1-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Missing current Pay stubs for both Borrowers. Guidelines require pay stubs to be < 30 days from initial application date. Both borrowers paystubs are > 30 days from initial application date	07/18/2019: Our guidelines allow the paystubs to be within 4 months prior to the application.	07/18/2019: Audit acknowledges the client approved guideline exception for paystubs outside of guidelines. Loan will be rated a B.	Years on Job Co-Borrower 15 years job time- per VVOE Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 44 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301180638	8dd27134-059d-e911-bdd2-f4e9d4a75ba2	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	7/9/19 Please see approval from our condo review team.	07/11/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786 Years in Field Borrower has 20 years in Field Reserves are higher than guideline minimum UW Guides require 2.85 months reserves, loan qualified with 35.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301193861	21834647-62eb-48bb-8c1c-225cb8208c27	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID# of the Borrowers Real Estate Broker is missing. Provide re-disclosed CD and letter of explanation.		06/20/2019: Received explanation letter and post consummation CD adding license number. Condition cleared. Loan will be rated a B for all agencies.06/14/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies. Cured on XX/XX/XXXX CD.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 82.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 711 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.73%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301193861	6cf20c73-d48e-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		06/21/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 82.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 711 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.73%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301193861	89efbf61-c58e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CU Score is 3.4.		06/20/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 82.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 711 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.73%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197999	cdb028d6-2a9c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 3.4		07/09/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX.XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301211166	a9e4135d-719f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 5		07/09/2019-The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301194566	d112b99e-cad6-4a6f-9177-4012fd3cd5fb	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	(Added 07/03/2019 due to Lender correction of tax calculation) The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable. (IN ESCROW)		07/16/2016: Received explanation letter, air bill and post consummation CD correcting estimated escrow, estimated total monthly payment and estimated taxes, insurance & assessments. Condition cleared. Loan will be rated a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.21% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760 Years in Primary Residence Borrower resided in previous primary for 30 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301194566	305f06c6-a477-4055-8381-a094c572c4b6	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	((Added 07/03/2019 due to Lender correction of tax calculation) The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $XXXX.XX, the calculated payment amount is $XXXX.XX. The lender corrected monthly tax amount based on sales price multiplied by 1.25%. Closing Disclosure Section G has the incorrect monthly tax amount of $XXXX.XX vs correct amount of $XXXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable. (IN ESCROW)		07/16/2016: Received explanation letter, air bill and post consummation CD correcting estimated escrow, estimated total monthly payment and estimated taxes, insurance & assessments. Condition cleared. Loan will be rated a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.21% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760 Years in Primary Residence Borrower resided in previous primary for 30 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301194566	142bf297-6b45-47c9-bf1c-cd0db0954725	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	(Added 07/03/2019 due to Lender correction of tax calculation) The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender corrected monthly tax amount based on sales price multiplied by 1.25%. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable. (IN ESCROW)		07/16/2016: Received explanation letter, air bill and post consummation CD correcting estimated escrow, estimated total monthly payment and estimated taxes, insurance & assessments. Condition cleared. Loan will be rated a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.21% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760 Years in Primary Residence Borrower resided in previous primary for 30 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301194566	cf218337-6198-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $XXXX.XX is reflected on final Closing Disclosure, however the tax amount does not correspond with the monthly tax amount of $XXXX.XX x 1.25% of the purchase price. Provide evidence of tax calculation. Additional conditions may apply.	07/03/2019: Property taxes have been corrected to 1.25% of the purchase price and the updated AUS is attached. If a new CD is needed, please clear and add a separate Compliance condition.	07/03/2019: Audit reviewed Lender tax calculation, and has determined that sales price x 1.25% is deemed acceptable. Condition cleared, however additional findings added due to in-escrow.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.21% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760 Years in Primary Residence Borrower resided in previous primary for 30 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301194566	cbfdc828-4898-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 3.		06/28/2019: The AVM report value of $XXXXXXXX.XX to appraisal value of $XXXXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.21% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760 Years in Primary Residence Borrower resided in previous primary for 30 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301211154	245d10ac-9ee9-458c-88a6-407b24337244	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	07/26/2019: Please rescind condition	07/26/2019: Audit reviewed initial CD e-signed by both borrower's on XX/XX/XXXX (issued XX/XX/XXXX, pgs 341 & 346), as well as electronic log showing the disclosures (p513), when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Final CD (p330) executed by both borrower's on XX/XX/XXXX (issued XX/XX/XXXX). Condition rescinded.	Years in Field Co-Borrower has 6 years in the field as a Teacher per WVOE & VVOE’s. FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with a DTI of 33.33%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301211154	949c20d8-e198-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD is missing from the loan file. No Cure - Missing document not provided.		07/26/2019: Audit reviewed initial CD e-signed by both borrower's on XX/XX/XXXX (issued XX/XX/XXXX, pgs 341 & 346), as well as electronic log showing the disclosures (p513), when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Final CD (p330) executed by both borrower's on XX/XX/XXXX (issued XX/XX/XXXX). Condition rescinded.	Years in Field Co-Borrower has 6 years in the field as a Teacher per WVOE & VVOE’s. FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with a DTI of 33.33%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301211154	ed81dd28-e298-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification for borrower's current position was not provided.	07/08/2019: Please see attached.	07/08/2019: Audit reviewed VVOE, and has determined that the borrower VOE obtained within 30 days of Consummation date is deemed acceptable. Meets Appendix Q requirements. Condition cleared.	Years in Field Co-Borrower has 6 years in the field as a Teacher per WVOE & VVOE’s. FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with a DTI of 33.33%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301211154	e7bee85a-e298-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	07/08/2019: Please see attached.	07/08/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	Years in Field Co-Borrower has 6 years in the field as a Teacher per WVOE & VVOE’s. FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with a DTI of 33.33%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301211154	d2ea0a7c-3998-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.5.		07/01/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	Years in Field Co-Borrower has 6 years in the field as a Teacher per WVOE & VVOE’s. FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with a DTI of 33.33%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301207184	a8d5155f-1a31-4e9a-a3ce-694ccbff25ae	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report fee was not reflected in section B of the Final Closing Disclosure despite evidence of a credit report invoice in file. The Credit report fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		7/08/2019: The Lender issued a Post Closing Disclosure correcting the error. Loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.77%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301207184	158e71dd-b4a1-e911-bdd2-f4e9d4a75ba2	2794		QM/Non-HPML		Credit		Missing W-2	The AUS required a pay stub and a W-2 from the prior year for the Co-Borrower. The file is missing a W-2 form the prior year.		07/19/2019: Audit reviewed Lender response, Lender provided the prior year w-2. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.77%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301184539	bd33ab6c-a997-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Executed Final CD from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided, copy in file was estimated and unsigned, Additional conditions may apply.		07/17/2019: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.	No Mortgage Lates UW guidelines requrie 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 30 months. Reserves are higher than guideline minimum UW guidelines required no months reserves, loan qualifies with 12.20 months reserves FICO is higher than guideline minimum UW Guides requires FICO of 700, loan qualifies with FICO of 752.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228891	0ee22756-799e-e911-bdd2-f4e9d4a75ba2	3165		QM/Non-HPML		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is blank. Non-material per SFIG guidance, loan will be graded a B for all agencies.	07/15/2019: Please see attachment	07/15/2019: Audit reviewed WLSP, and has determined that said documentation submitted was issued by the broker (p550). The WLSP (p220) issued by the lender is blank. Finding is non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 80%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 35.77%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualifed with FICO of 771.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301228891	9473f6af-7a9e-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for departing residence on the final application not provided.	07/15/2019: The Credit Report confirms that the XXXXXXXX/XXXXXX mortgage associated to this property is an FHA loan which means that the monthly payment is escrowed to include both taxes and insurance. Please rescind this condition.	07/15/2019: Audit reviewed the Credit Report, and has determined that said document indicates loan on departure residence is an FHA which is sufficient confirmation to verify escrows included within monthly mortgage payment. Condition rescinded.	CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 80%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 35.77%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualifed with FICO of 771.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301228891	16616833-799e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 4.8.	07/09/2019: CDA posted to Trailing docs	07/09/2019: A CDA was provided with a value of $XXXXXXXX.XX with a variance of 0%. CDA within acceptable tolerance. Exception cleared.	CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 80%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 35.77%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualifed with FICO of 771.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301191310	fabac1f1-6d9c-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Settlement Statement in file is not signed or certified. Additional conditions may apply.	07/08/2019: XX - Please see the attached Final Sale CD	07/10/2019: Lender provided final CD for departing property. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301192092	043ffc5d-5594-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point for Business #1 on final application was not provided.	07/02/2019: Please see attached and clear. The verification for XXXXXXXX XXXXXXXXXXXXXXXX XXXXXX was previously uploaded. 6/26/19 XX: Please see attached.	07/02/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.06/27/2019: Audit reviewed Lenders response, however; please provide verification for XXXXXXXX XXXXXXXXXXXXXXXX XXXXXX. TIN#XXXX. Exception remains.	CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 48.39%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 34.09%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 754				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301192092	6b565904-8296-e911-bdd2-f4e9d4a75ba2	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The DU required limited Condo Questionnaire is missing from the loan file. Additional conditions may apply.
07/08/2019: Please rescind and see attached. The condo project has been approved by XXX's Project Review Team and a Condo Questionnaire is not required.07/02/2019:  Please rescind and see the attached AUS that was included with the original submission. DU is only requiring a limited review and limited reviews do not include a Condo Questionnaire. Attached is the condo documentation obtained and reviewed by the lender, which is all that is needed for this condo/subject property.6/26/19 XX: Please rescind and see the attached ASU that was included with the original submission. DU is only requiring a limited review and limited reviews do not include a Condo Questionnaire.

07/08/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.07/02/2019: Audit reviewed the Lender Rebuttal, and has determined that the warrantability was not addressed. Lender screen shot with regards to limited review reflecting "approved" is typically submitted to clear this finding.A condo questionnaire, origination UW statement, or any other document that shows the limited review was complete would be sufficient to satisfy this condition. Condition remains.  06/27/2019: Audit reviewed the Lender Rebuttal, and has determined that the Client requires verification that the condo is acceptable according to XXXX. Provide confirmation that the condo warrantability was addressed, as we do not perform condo project approvals. An Appraisal is not valid evidence that the condo is warrantable. A condo questionnaire, origination UW statement, or any other document that shows the limited review was complete would be sufficient to satisfy this condition. Condition remains. Exception remains.
												CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 48.39%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 34.09%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 754				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301192092	351982ce-5694-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years for all business reflected on Schedule E. Signed returns not provided.	07/02/2019: Please see attached.	07/02/2019: Audit reviewed XXXX/XXXX executed 1040/1120S/1065 Tax Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 48.39%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 34.09%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 754				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301192092	adb8f750-8296-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final signed Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	6/26/19 XX: Please see attached.	06/27/2019: Lender provided Final HUD Settle Statement for departing property. Exception cleared.	CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 48.39%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 34.09%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 754				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301192092	1e8104db-5494-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score is 3.3	06/27/2019: AVM	06/27/2019: The AVM report value of $XXXXXXXX.XX, to appraisal value of $XXXXXXXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 48.39%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 34.09%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 754				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301191333	2f12e03d-b299-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD dated XX/XX/XXXX is missing from the loan file. No Cure.	07/08/2019: pls see attached, pls clear	07/08/2019: Audit reviewed initial CD, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Years on Job Borrower has 5 years on job Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301191333	165413ab-b299-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	All pages of the Co-Borrowers final application were not completed, missing both Employer phone numbers.	7/9/19 XX: Please see attached.	07/12/2019: Lender provided 1003 reflecting employment information. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Years on Job Borrower has 5 years on job Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301191333	942fbde5-b299-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing Borrowers Acct#1 on final 1003.	7/9/19 XX: Please rescind as the documentation was already provided in the original submission. Account #1 on the 1003 is XXXXXXX #XXXX. Pages 217-219 and 250 verify two months of assets from the account, XX/XXXX-XX/XXXX.	07/12/2019: Audit reviewed lender's response and has determined the bank statements for account #1 are in the loan file. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Years on Job Borrower has 5 years on job Years in Field Borrower has 10 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301191333	7c64e219-b399-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Guidelines require 2 years personal tax returns schedule 2106 expenses to determine Co-Borrower 2 Unreimbursed expenses used by the lender. Two year returns not provided.	7/9/19 XX: Please see attached. Per the XXXXXXXXXXXXXXXX guidelines, two years of tax transcripts can also be accepted in leiu of tax returns when ordered manually, which they were in this case.	07/12/2019: Audit reviewed Lender's response and the tax transcripts provided has determined the guidelines allow for transcripts if manually ordered. The transcripts provided by Lender were manually ordered and verify the 2106 expenses used by lender. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Years on Job Borrower has 5 years on job Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291582	ac3eb053-edb9-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided.		08/13/2019: A CDA report reflecting a value $XXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301191330	8b1967b8-55fd-4f92-8278-51b923ed990c	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Added exception based on verification received removing HOA and property is SFR not PUD: The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XX.XX for the HOA vs. the actual amount of $0.00. (Not IN ESCROW) Provide corrected CD, letter of explanation and proof of delivery.		07/18/19: Lender provided a corrected CD and LOE to the borrower. Loan will be graded a B.07/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Years on Job Borrower has beeen on job for over 15 years. FICO is higher than guideline minimum UW Guides require a minimum FICO Score of 700, loan qualified with a 762 FICO. FICO is higher than guideline minimum UW Guides require a minimum FICO Score of 700, loan qualified with a 762 FICO. General Comp Factor 1 UW Guides require minimum reserves of 0 months, loan qualified with a 2.8 months reserves. Years on Job Borrower has 15 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301191330	a4927c34-49a3-e911-bdd2-f4e9d4a75ba2	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	Added exception based on verification received removing HOA and property is SFR not PUD: The final CD is completed in error for required data under the Escrow Account section, page 4 of 5. Provide re-disclosed CD and letter of explanation.	please see attached	07/18/19: Lender provided a corrected CD and LOE to the borrower. Loan will be graded a B.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Years on Job Borrower has beeen on job for over 15 years. FICO is higher than guideline minimum UW Guides require a minimum FICO Score of 700, loan qualified with a 762 FICO. FICO is higher than guideline minimum UW Guides require a minimum FICO Score of 700, loan qualified with a 762 FICO. General Comp Factor 1 UW Guides require minimum reserves of 0 months, loan qualified with a 2.8 months reserves. Years on Job Borrower has 15 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301191330	5cf5d80d-fd99-e911-bdd2-f4e9d4a75ba2	1740		QM/Non-HPML		Compliance		Missing Mortgage Rider	Missing PUD Rider.	07/25/2019: please see attached07/18/2019: please see attached	07/26/2019: Audit review of the corrected Mortgage page 2 with PUD Rider unchecked is deemed acceptable, condition cleared.07/19/2019: Lender provided original file, however; Please provide corrected Mortgage PG 2 with PUD Rider unchecked. Exception remains.07/10/2019: Lender provided updated AUS and property detail report verifying property is a SFR, however; Please provide corrected Mortgage removing PUD rider and updated PG 2 with PUD Rider unchecked. Exception remains.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Years on Job Borrower has beeen on job for over 15 years. FICO is higher than guideline minimum UW Guides require a minimum FICO Score of 700, loan qualified with a 762 FICO. FICO is higher than guideline minimum UW Guides require a minimum FICO Score of 700, loan qualified with a 762 FICO. General Comp Factor 1 UW Guides require minimum reserves of 0 months, loan qualified with a 2.8 months reserves. Years on Job Borrower has 15 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301191330	07e58bdb-af9a-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.	7/9/19 XX: Please see attached.	07/10/2019: Lender provided Final CD for departing property. Exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Years on Job Borrower has beeen on job for over 15 years. FICO is higher than guideline minimum UW Guides require a minimum FICO Score of 700, loan qualified with a 762 FICO. FICO is higher than guideline minimum UW Guides require a minimum FICO Score of 700, loan qualified with a 762 FICO. General Comp Factor 1 UW Guides require minimum reserves of 0 months, loan qualified with a 2.8 months reserves. Years on Job Borrower has 15 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301191330	4b669227-b09a-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Credit		General Credit Exception	Verification of HOA dues for subject property not provided. Per mortgage in file, property is a PUD. HOA dues are not escrowed per Final CD.	7/8/19 XXC: Please see attached and clear as the subject property is not a PUD. The PUD Rider in the closing package is not applicable and this discrepancy was already addressed. Per the appraisal and title commitment, the property is a single family home and not a PUD. A third-party search (attached) shows that the property is an SFR with no HOA or dues listed. AUS has already been ran to reflect no HOA dues and is attached.	07/10/2019: Lender provided updated AUS and property detail report verifying property is a SFR. Exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Years on Job Borrower has beeen on job for over 15 years. FICO is higher than guideline minimum UW Guides require a minimum FICO Score of 700, loan qualified with a 762 FICO. FICO is higher than guideline minimum UW Guides require a minimum FICO Score of 700, loan qualified with a 762 FICO. General Comp Factor 1 UW Guides require minimum reserves of 0 months, loan qualified with a 2.8 months reserves. Years on Job Borrower has 15 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301191330	15400cf8-af9a-e911-bdd2-f4e9d4a75ba2	24		QM/Non-HPML		Credit		Missing appraisal	Appraisal not provided stating property is PUD. Mortgage in file verifies property is a PUD.	7/8/19 XX: Please see attached and clear as the subject property is not a PUD. The PUD Rider in the closing package is not applicable and this discrepancy was already addressed. Per the appraisal and title commitment, the property is a single family home and not a PUD. A third-party search (attached) shows that the property is an SFR with no HOA or dues listed. AUS has already been ran to reflect no HOA dues and is attached.	07/10/2019: Lender provided updated AUS and property detail report verifying property is a SFR. Exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Years on Job Borrower has beeen on job for over 15 years. FICO is higher than guideline minimum UW Guides require a minimum FICO Score of 700, loan qualified with a 762 FICO. FICO is higher than guideline minimum UW Guides require a minimum FICO Score of 700, loan qualified with a 762 FICO. General Comp Factor 1 UW Guides require minimum reserves of 0 months, loan qualified with a 2.8 months reserves. Years on Job Borrower has 15 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301200686	fafd8dc5-e8d1-4805-9f94-70e7bfefad2d	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XXXXX.XX points and fees exceeds $XXXXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points. The Final CD and the seller CD does not provide itemization of seller paid closing cost.
										07/08/2019: pls see attached, which was included in original credit upload, please rescind	07/10/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 4.90 months reserves. FICO is higher than guideline minimum UW Guides requires FICO of 700, loan qualifies with FICO of 782. No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 12 months reviewed, loan qualifies with 0x30 months lates within the most recent 80 months reviewed,				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301200686	03230fff-489c-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the Executed final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was/were paid off and Borrower netted sufficient cash to close and/or reserves.		07/15/2019: Audit reviewed lender response, Lender provided the final settlement statement for the departing residence. Condition cleared	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 4.90 months reserves. FICO is higher than guideline minimum UW Guides requires FICO of 700, loan qualifies with FICO of 782. No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 12 months reviewed, loan qualifies with 0x30 months lates within the most recent 80 months reviewed,				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301193880	17bade4f-20e7-4ebe-b73c-c13d38b81c1b	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301193880	0584036b-ffa1-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing Review Appraisal Missing		07/12/2019: Audit re-analyzed loan documents, and has determined that the AUS did not reflect the CU Risk Score. HOWEVER, the Submission Summary Report was located on page 336 with a Risk Score of 1, therefore no Appraisal review is required for subject loan program. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301203599	022ba909-b98b-e911-bdd2-f4e9d4a75ba2	73		QM/Non-HPML		Credit		Failure to obtain Evidence of Self Employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information	8/1/19 XX See attached VOB	08/02/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 761 FICO DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 36.19% DTI Years in Field Borrower has 16 years in field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301193871	c4d42990-0d9c-e911-bdd2-f4e9d4a75ba2	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	7/18 XX: Please see attached and rescind. XXX's Project Team cleared/approved the condo/subject property for limited review and a Condo Questionnaire is not required.7/17 XX: Please see attached. A limited review was approved by XXX and a condo questionnaire is not required.7/10/19 XX: Please see attached and rescind as a Condo Questionnaire is not required. Per the AUS findings, the loan qualifies for a limited review and a condo questionnaire is not required for a limited review.
07/19/2019: Audit reviewed Lender's response and documentation provided and has determined the property project review was approved for subject property.  Condition cleared. 07/17/2019: Audit reviewed Lenders response, however; condo approval received does not verify Borrowers Name, Loan number or physical address. Exception remains.07/15/2019: Audit reviewed the Lender Rebuttal, and has determined that the Client requires verification that the condo is acceptable according to XXXX. Provide confirmation that the condo warrantability was addressed, as we do not perform condo project approvals. An Appraisal is not valid evidence that the condo is warrantable. A condo questionnaire, origination UW statement, or any other document that shows the limited review was complete would be sufficient to satisfy this condition. Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.56% Years on Job Borrower has 20 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301193871	c8701260-049c-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrowers is missing the Co-borrowers 2nd employer phone number.	7/10/19 XX: Please see attached.	07/25/2019: Missing information sourced from other file documents. Loan will be graded a B.07/15/2019: Audit escalated to Management, awaiting further direction/confirmation from Client on the issue for employment fields. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.56% Years on Job Borrower has 20 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301193870	7bffde1c-133f-4bc0-8e34-6c7cc4bc3efd	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	5% > 2.82%% maximum late fee permitted by the State of XXXXXXXXX with a loan payment of $XXXX.XX. The maximum late fee permitted in XXXXXXXXX is $XXX - resulting in a 2.82% maximum late charge threshold for this loan.		07/16/2019: Audit reviewed the unilateral letter to the borrower, as well as evidence of shipment for evidentiary purposes, and has determined that the document states that the Lender will not charge late fees in excess of the state limitations. Documentation submitted is deemed acceptable. Loan will be rated as B.					3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301194552	bba45988-c59d-e911-bdd2-f4e9d4a75ba2	1190		QM/Non-HPML		Credit		Missing 2nd lien note	The 2nd lien note for Borrower's existing second mortgage lien not provided.	07/15/2019: pls see attached 2nd note, pls clear	07/17/219: Lender provided 2nd mortgage note. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.338% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 706 Years in Field Borrower has 8 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301194578	97467374-169d-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	07/08/2019: Please see attachment	07/08/2019: Audit reviewed execute Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301194578	ea291ace-159d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.6		07/08/2019: A CDA report reflecting a value $XXXXXXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197177	7eca5411-2299-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The Years Employed in this line of work/profession is missing for the Co-Borrower and the final application is incomplete. Additional conditions may apply.	07/08/2019: Please rescind as the number of years employed in the line of work/profession is not a requirement on the 1003. A 2 year employment history is already verified and the Years on this Job is the information that is needed.	07/17/2019: Audit consulted with the Client, and has determined that it is acceptable to use alternative documentation to support the missing information on the final 1003. Sufficient evidence was located within the loan file to verify Years Employed in this line of work/profession . Loan will be rated a B. 07/11/2019: Audit escalated to Management, awaiting further direction/confirmation from Client on the issue. Condition remains. 07/08/2019: waiting for direction	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 15.8 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.03% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 805				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301197177	0f08450c-1899-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 4.0.		07/01/2019: A CDA report reflecting a value $XXXXXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 15.8 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.03% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 805				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202729	426cb31e-dc41-42a8-9d94-487763f506ee	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Lender's Affiliated Business Disclosure.		07/15/19: Lender provided the signed Affiliated Business Disclosure. Condition cleared. 07/10/19: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 62.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.39% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.00%				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301202729	079c6659-2ea3-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/15/19: The lender provided the source of the information, and the name and title of the lender's employee who obtained the information. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 62.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.39% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.00%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301195480	b0e749d3-2f8d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/02/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by the underwriter. Condition cleared.	Years in Field Borrower has 23 years in field. Reserves are higher than guideline minimum UW Guides require no reserves, borrower qualified with 18.10 months reserves. Full Documentation Loan is full documentation.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301195480	8af9560a-aeb7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/08/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #16 was validated by said documentation submitted. Condition cleared.	Years in Field Borrower has 23 years in field. Reserves are higher than guideline minimum UW Guides require no reserves, borrower qualified with 18.10 months reserves. Full Documentation Loan is full documentation.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301195480	8e1c7082-648c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.4.	06/13/19: AVM	06/06/20/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.06/14/19: An AVM was provided with a value of $XXXXXXX with a variance of +13.23%. AVM not within acceptable tolerance. Please provide updated review, exception remains.	Years in Field Borrower has 23 years in field. Reserves are higher than guideline minimum UW Guides require no reserves, borrower qualified with 18.10 months reserves. Full Documentation Loan is full documentation.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197103	ce4b8bd3-de02-4878-a64e-3ae6a3684b6b	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Borrower did not receive initial C.D. 3 days prior to consummation. File is missing the initial closing disclosure.	07/14/2019: please see attached	07/16/2019: Lender provided Initial CD which was e-signed greater than 3 days prior to consummation date. Condition cleared.	FICO is higher than guideline minimum UW Guides require minimum FICO of 720, loan qualified with a FICO of 785 DTI is lower than guideline maximum UW Guides maximum DTI is 43, loan qualified with a DTI 29.83 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 246.30 months of reserves				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301197103	86ba8ccf-2aa4-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/12/2019: The AVM report value of $XXXXXXX.XX to appraisal value of $XXXXXXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition rescinded.	FICO is higher than guideline minimum UW Guides require minimum FICO of 720, loan qualified with a FICO of 785 DTI is lower than guideline maximum UW Guides maximum DTI is 43, loan qualified with a DTI 29.83 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 246.30 months of reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197102	a076edbb-20c1-4834-b30a-274e1e8f6a7a	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately : The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender adjusted monthly tax amount based on sales price multiplied by 1.25%. (NOT IN ESCROW)		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 798 FICO Years Self Employed Borrower has 6.08 years self employed DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 35.27%.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301197102	0bc3c999-3698-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		07/03/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 798 FICO Years Self Employed Borrower has 6.08 years self employed DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 35.27%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197102	c0157513-2e98-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/03/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 798 FICO Years Self Employed Borrower has 6.08 years self employed DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 35.27%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197102	0813cfdd-3498-e911-bdd2-f4e9d4a75ba2	853		QM/Non-HPML		Credit		Failure to Obtain Second Lien Note	Second lien Note not provided.		07/03/2019: Received executed second lien note. Condition cleared.	FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 798 FICO Years Self Employed Borrower has 6.08 years self employed DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 35.27%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197102	2b4712f6-2f98-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount on final CD of $XXX.XX does not correspond with the monthly tax amount of $XXX.XX, which is the state’s calculation of 1.25% of the sales price. Provide evidence of tax calculation.	07/08/2019: Please see the attached updated AUS reflecting the correct tax amount: $XXX.XX/month. Taxes = 1.25% of the purchase price + special assessments listed on the tax bill provided with the original submission on page 496. 1.25% of the purchase price + $XXX.XX in special assessments	07/08/2019: Audit reviewed the Lender Rebuttal, as well as tax documentation, and has determine that the use of 1.25% of the purchase price plus special assessments when calculating the property tax is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 798 FICO Years Self Employed Borrower has 6.08 years self employed DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 35.27%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301195552	f48ee9a5-e49c-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.		07/17/2019: Audit reviewed Lender response. Lender provided the Final Sellers CD for the departing residence, verifying liens paid and sufficient cash to close. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763 Reserves are higher than guideline minimum UW Guides require 1.10 months reserves, loan qualified with 6.00 months reserves Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301195548	378f3cfd-429c-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided. 2 years tax personal tax returns are required to be classified as a Qualified Mortgage	07/08/2019: XX - Tax Returns would not be required. Both of our borrowers are W2 wage earners. Please rescind this condition.	07/11/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.97% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301225356	fff8b236-9ca4-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for co-borrower.		07/23/2019: Audit reviewed Lender response, Lender provided an employment verification for the co-borrower dated within 30 days of the note. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.50 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 785 FICO Years on Job Borrower has 5.83 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197389	09d98f56-6e9b-e911-bdd2-f4e9d4a75ba2	10		QM/Non-HPML		Credit		Failure to obtain 2nd lien note	Second lien Note not provided.	07/23/2019: please see attached	07/23/2019: Audit reviewed executed HELOC Agreement and Disclosure Statement, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XXXXX.XX in disposable income Years on Job Borrower has 7 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197389	b1e933d5-6d9b-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	AUS results in file were missing submission info; complete final AUS results required.	7/5/19 XX: Please see attached.	07/10/2019: Lender provided AUS results. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XXXXX.XX in disposable income Years on Job Borrower has 7 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301197389	d883cd6e-6e9b-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided.	7/5/19 XX: Please rescind as the property taxes for the subject property were already provided with the original submission (page 321).	07/10/2019: Audit reviewed Lender's response and has determined taxes for the subject property was found in the loan file. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XXXXX.XX in disposable income Years on Job Borrower has 7 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197389	10ed4881-6d9b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU = 3.8, CDA required		07/01/2019: The AVM report value of $XXXXXXXX to appraisal value of $XXXXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XXXXX.XX in disposable income Years on Job Borrower has 7 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197097	c77a647d-af99-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence the final application was paid off and Borrower netted sufficient cash to close. Additional conditions may apply.		07/17/2019: Audit reviewed Lender response, Lender provided the final settlement statement for the departing residence showing payoff of the 1st and 2nd and netting sufficient cash to close. Condition cleared.	No Mortgage Lates Credit report verifies 47 months payment history with no late payments reported Years on Job Co-borrower has 7 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.435%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205014	3db9d83d-9e90-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Evidence of the initial CD dated XX/XX/XXXX is missing from the loan file. The lender's tracking disclosure reflects the initial CD was sent and E Consented on XX/XX/XXXX however; is missing from the loan file.	07/31/2019: Please see attachment	08/01/2019: Lender provided Initial CD. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197172	ee11659f-188e-e911-bdd2-f4e9d4a75ba2	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing. No cure.		07/03/2019: Received executed XX/XX closing disclosure. This is the initial CD, timing requirement met. Change in circumstance, dated XX/XX, reflects lower LTV/CLTV, re-disclosure not required. 06/24/2019: Received loan estimated dated XX/XX. Condition remains.	DTI is lower than guideline maximum UW guidelines requires max DTI of 43% loan qualifies with DTI of 35.99% FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 751 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months , loan qualifies with 0x30 lates within the most recent 44 months.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301197172	f016d733-cc91-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD and Interim CD dated XX/XX/XXXX per Disclosure History are missing from the loan file. No Cure - Missing document not provided.		07/03/2019: Received executed XX/XX closing disclosure. This is the initial CD, timing requirement met. Change in circumstance, dated XX/XX, reflects lower LTV/CLTV, re-disclosure not required. 06/24/2019: Received loan estimated dated XX/XX. Condition remains.	DTI is lower than guideline maximum UW guidelines requires max DTI of 43% loan qualifies with DTI of 35.99% FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 751 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months , loan qualifies with 0x30 lates within the most recent 44 months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197172	305d91de-cc91-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in both bullet points was not provided.	6/28/19 XX: Please rescind as the VOB is not required due to not using any income from the business.	07/03/2019: Audit reviewed lender's rebuttal and original loan file. Schedule C income was not utilized. Verification of business not required. Condition rescinded.	DTI is lower than guideline maximum UW guidelines requires max DTI of 43% loan qualifies with DTI of 35.99% FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 751 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months , loan qualifies with 0x30 lates within the most recent 44 months.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197172	d52e0d15-6c90-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file		07/03/2019: Received executed closure letter. Condition cleared.	DTI is lower than guideline maximum UW guidelines requires max DTI of 43% loan qualifies with DTI of 35.99% FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 751 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months , loan qualifies with 0x30 lates within the most recent 44 months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197172	41097afb-188e-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided. The XXXX tax returns were missing the borrowers signature.		07/17/2019: Audit reviewed Lenders response, Lender provided the signed XXXX personal tax returns. Condition cleared.	DTI is lower than guideline maximum UW guidelines requires max DTI of 43% loan qualifies with DTI of 35.99% FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 751 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months , loan qualifies with 0x30 lates within the most recent 44 months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197172	4bdfc364-058e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.1.		06/28/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.06/20/2019: The AVM provided is missing the subject information and comparable information. Condition remains.	DTI is lower than guideline maximum UW guidelines requires max DTI of 43% loan qualifies with DTI of 35.99% FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 751 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months , loan qualifies with 0x30 lates within the most recent 44 months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197168	6f929b2d-a49e-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		07/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301268170	33cd175d-437f-48d8-aec5-f7c36e7efcbf	1672		QM/Agency Safe Harbor		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing. Finding deemed non-material, loan will be graded a B for all agencies.	8/13 XX please see attached pls clear	08/16/2019: Received initial escrow disclosure. Timing requirement met. Condition cleared.08/14/2019: Audit reviewed Lenders response, however; no documents were attached. Exception remains downgraded. loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%. Years in Primary Residence Borrower has resided in subject for 6 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268170	aa9fbfe0-e3ae-e911-abc7-f4e9d4a75a52	822		QM/Agency Safe Harbor		Credit		Assets are not sourced/seasoned	The statements on final application reflects a deposit of $XXXXX on XX/XX/XXXX, $XXXXX on XX/XX/XXXX, and $XX,XXX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposit.	7/31/19 XX: Please rescind. This is a refinance transaction and XXXX does not require large deposits to be sourced or documented	08/01/2019: Audit reviewed Lender's response and has determined XXXX does not require explanation or documentation for large deposits on refinance transactions. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%. Years in Primary Residence Borrower has resided in subject for 6 years.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301268170	75fb7268-e4ae-e911-abc7-f4e9d4a75a52	852		QM/Agency Safe Harbor		Credit		Failure to Obtain Required Documentation	Missing HELOC Closure Letter.	8/9/19 XX: Please see attached from the creditor	08/12/2019: Lender provided HELOC closure letter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%. Years in Primary Residence Borrower has resided in subject for 6 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268170	fa24dc85-e4ae-e911-abc7-f4e9d4a75a52	914		QM/Agency Safe Harbor		Credit		Missing income documentation	The Borrower's IRA Distribution income is required to be documented with proof of current receipt and three year continuance. Copies of the Borrower's letters from the organizations providing the income, copies of retirement award letters, copies of signed federal income tax returns,IRS W-2 or 1099 forms, or proof of current receipt, proof of 3 year continuance are required to fulfill guidelines and QM requirements.	8/1/19 XX: Please see attached7/31/19 XX: Please rescind. The borrower monthly receives $XXXX from XXXXXXXXXXX as evidenced through the XXXXXXXXXXXXXXXX statements. We also have a piece of documentation from XXXXXXXXXX showing that the account is an IR and it also verifies the account value/balance. Using $XXXX per month leaves the DTI at 45.68% and the loan is still eligible per the attached DU run.	08/02/2019: Lender provided IRA statement for XXX verifying a sufficient balance to cover 3 years continuance of income. Condition cleared.08/01/2019: Audit reviewed Lender's response and updated AUS; however, the documentation from XXXX XXXXXXXX reflecting account value / balance to verify a 3 years continuance was not provided. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%. Years in Primary Residence Borrower has resided in subject for 6 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268170	82d6e868-3ac0-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/19/2019: Audit reviewed the XXXX & XXXX Tax Transcripts, and has determined that AUS item #17 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%. Years in Primary Residence Borrower has resided in subject for 6 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268170	2a83c9ad-e1ae-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA / AVM was not provided. No CU score due to multi-unit property.		07/29/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%. Years in Primary Residence Borrower has resided in subject for 6 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197394	287f3bc5-e59c-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided	7/11/19 XX: Please see attached.	07/17/2019: Lender provided snapshot of verification of business and employee information who verified the business. Condition cleared.	Years Self Employed Borrower has 14.5 years Self Employed Full Documentation Full documentaion loan DTI is lower than guideline maximum Loan qualified with a 22.13 DTI				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197394	307a3086-e59c-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing most recent full two-month period for account activity for account ending in 1485.	7/11/19 XX: Please see the attached guideline and rescind. The XXXXXXXXXX account is a retirement/IRA account and made up entirely of stocks/mutual funds and is a non-depository account. Per the guidelines, only one month of asset statements are required for non-depository accounts. Please rescind.	07/17/2019: Audit reviewed Lender's response and has determined the guidelines state for non-depository accounts the most recent monthly or quarterly statement from the deposit or investment firm is acceptable. Condition rescinded.	Years Self Employed Borrower has 14.5 years Self Employed Full Documentation Full documentaion loan DTI is lower than guideline maximum Loan qualified with a 22.13 DTI				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197394	cc026af0-e59c-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application) evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	7/18 XX: Please see attached.7/11/19 XX: Please see attached. The departing primary at XXXXXXXXXXXX was retained and PITI payment included in the DTI. Attached is an updated AUS, tax bill, and insurance policy for the REO.	07/19/2019: Lender provided updated 1003 and 1008. Condition cleared.07/17/2019: Lender provided an updated AUS, tax and insurance information reflecting the departing residence was retained; however, an updated 1003 and 1008 was not provided. Condition remains.	Years Self Employed Borrower has 14.5 years Self Employed Full Documentation Full documentaion loan DTI is lower than guideline maximum Loan qualified with a 22.13 DTI				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197164	77b91396-049c-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property #2 on the final application not provided.	07/10/2019: XX - Please see the attached taxes and insurance for XXXXXXXXXXXXXX. Both were sent with the initial loan delivery docs. Please rescind this condition.	07/15/2019: Lender provided Tax documentation and hazard insurance declaration page for property #2. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 15.5 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 56.78%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197164	d3e15fcd-049c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Third party appraisal review (CDA) is missing.		07/01/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 15.5 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 56.78%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259220	78f54289-57cb-e911-abc7-f4e9d4a75a52	1659		QM/HPML		Credit		Ineligible Transaction	Loan classified as HPML due to rate spread test failure.	9/18 XX: Please rescind and see attached from appendix Q in regards to HPML. HPML loans are still eligible per the guidelines as long as certain requirements are met. This loan would not be classified as a property flip. Borrower has also lived here for over 14 years. A second appraisal would not be required and the full appraisal on file is interior/exterior9/17/19 XX: Please rescind. The borrower has lived in the subject primary for 14 years and this loan would not meet the definition of property flipping. A 2nd appraisal would not be required	09/23/2019: Audit consulted with the Client, and was directed to clear. Condition cleared. 09/19/2019: Audit reviewed Lender's response and had determined the subject transaction is an HPML loan. Condition remains.09/18/2019: Audit manually calculated HPML rate spread. APOR 3.88% + 1.5% = 5.38% threshold. Actual APR 5.572% which is greater than the 5.38% threshold making this a HPML loan. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717. Years in Primary Residence Borrower has resided in subject for 14 years. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 71.93%.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301259220	5e00743c-30aa-e911-bdd2-f4e9d4a75ba2	992		QM/HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects 45% DTI. However, at audit DTI was 45.08% due to including HOI payment.	8/5/19 XX Please rescind this condition. The LP is 45 as they round down so the LP would still have 45% at 45.08%.	08/06/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717. Years in Primary Residence Borrower has resided in subject for 14 years. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 71.93%.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301259220	1fe7fbe7-2faa-e911-bdd2-f4e9d4a75ba2	2789		QM/HPML		Credit		Missing Executed Business Returns	Per AUS, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent year; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the most recent year, with all applicable tax schedules. Signed business returns not provided.	8/14/19 XX Please clear this condition based on the attached signed business tax returns	08/15/2019: Lender provided signed signature page for business returns. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717. Years in Primary Residence Borrower has resided in subject for 14 years. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 71.93%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259220	e33940cd-30aa-e911-bdd2-f4e9d4a75ba2	2788		QM/HPML		Credit		Missing Executed Personal Tax Returns	Per AUS, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent year. Signed returns not provided.	8/14/19 XX Please see attached signed personal returns.	08/15/2019: Lender provided signed signature page for personal returns. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717. Years in Primary Residence Borrower has resided in subject for 14 years. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 71.93%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259220	22680c69-2faa-e911-bdd2-f4e9d4a75ba2	76		QM/HPML		Property		570 - Review Appraisal Missing	Missing Review Appraisal. CU score 2.7.		07/22/2019: A CDA provided reflecting a value of $XXXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717. Years in Primary Residence Borrower has resided in subject for 14 years. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 71.93%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206507	fb6e3b75-0d9e-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Closing Disclosure. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file.	07/17/2019: pls see attached, pls clear	07/17/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206507	4429036d-0a9e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is a 3.0.		07/09/2019: The AVM report value of $XXXXXX.XX to appraisal value of XXXXXXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202156	5e36c921-4399-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Interim CD dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure.	07/09/2019: Please see attached	07/11/2019: Lender provided CD dated XX/XX. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197973	dd6fe44b-7ca2-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/12/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301202797	64bdc3a8-8fa1-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing XXXX W2 for Co- Borrower.	07/16/2019: Please rescind this condition. The AUS and appendix Q states we only need to verify the most recent two full years employment, not the income the AUS and appendix Q states we only need to verify the most recent two full years employment, not the income. The AUS and appendix Q states we only need to verify the most recent two full years employment, not the income the AUS and appendix Q states we only need to verify the most recent two full years employment, not the income.	07/16/2019: Audit re-analyzed income documents for the co-borrower, and has determined that the loan file contains XXXX W2s, as well as executed and dated two years Tax Returns along with a VOE documenting more than two years of employment. A paystub was also provided to meet AUS requirements. Loan meets QM requirements. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.04% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 71.81%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197410	4d0a8761-d0a1-e911-bdd2-f4e9d4a75ba2	1693		QM/Non-HPML		Credit		Missing LOE	Missing LOE stating Borrower is no longer using schedule C income (XXXX Tax Returns show schedule C yet XXXX do not). Additional conditions may apply.		07/29/2019: Audit reviewed Lender response, Lender advised an LOE is not needed, After review schedule C income was positive in XXXX and not needed to qualify. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.71% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301197410	a5507e26-46a0-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 4.		07/09/2019: A CDA report reflecting a value $XXXXXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.71% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202726	4cde53f5-f999-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/12/2019: Attached please find the source of the information obtained and the name and title of the lender's employee who obtained the information.	07/17/2019: Lender provided snapshot reflecting verification of both businesses and employee information who obtained the verifications. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810. DTI is lower than guideline maximum UW Guides maximum DTI of 4.09%, loan qualified with DTI of 43%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.30 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202726	5e624c2b-ef99-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	Final application signed at closing is incomplete. Borrower's position/title/type of business is not completed for borrower.	07/12/2019: Please rescind - This is not required.	07/17/2019: Audit reviewed Lender's response and has determined borrower is self-employed. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810. DTI is lower than guideline maximum UW Guides maximum DTI of 4.09%, loan qualified with DTI of 43%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.30 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202726	63db9c0b-f999-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed XXXX business returns not provided for business A on Schedule E Part II of XXXX tax return.	07/12/2019: Attached please find fully executed XXXX Business return XXXXXXXXXX rescind the signature page was sent with loan file.	07/17/2019: Lender provided full copy of XXXX signed business return for business A. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810. DTI is lower than guideline maximum UW Guides maximum DTI of 4.09%, loan qualified with DTI of 43%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.30 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202726	243ad554-cc99-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 4.2		07/01/2019: The AVM report value of $XXXXXXXX to appraisal value of $XXXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810. DTI is lower than guideline maximum UW Guides maximum DTI of 4.09%, loan qualified with DTI of 43%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.30 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197450	2f2e2d76-429f-e911-bdd2-f4e9d4a75ba2	2136		QM/Non-HPML		Compliance		Missing Note	Note in file is not signed.	07/26/2019: attached	07/26/2019: Audit reviewed executed Note, and has determined that the documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301216476	118d4742-239d-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Subject is located in a dry funding state. The file only contains the CD consummated at closing and is missing the funding CD. Please provide proof of delivery. Additional conditions may apply.	07/23/2019: Pls see attached revised cd, lox tracking. pls clear the condition thank you07/08/2019: pls see attached XX/XXXX cd, which was included in the original credit upload, please rescind
07/24/2019:  Audit reviewed the Final CD signed and dated by the Borrower against the funding CD provided and LOX to the Borrower delivered and deemed acceptable, condition cleared.07/17/2019: Audit reviewed all CD's, and has determined that a wet signed CD dated issued XX/XX/XXXX and signed XX/XX/XXXX; PCCD date issued XX/XX/XXXX has incorrect loan amount; CD date issued XX/XX/XXXX has incorrect loan amount; Provide a disbursement statement to verify the actual fees disbursed. Too many CD's with incorrect information issued AFTER wet signed CD. Condition remains. 07/10/2019: Lender provided same CD dated XX/XX/XXXX that was in the loan file; however, the loan information is incorrect.  The Note reflects a loan amount of $XXXXXX with a payment of $XXXX.XX, the CD reflects a loan amount of $XXXXXXX with a monthly payment of $XXXX.XX.  Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.96% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 Disposable Income is higher than guideline minimum UW Guides require disposable income of $0, loan qualified with $XXXXX.XX of disposble				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301200682	3b6d2158-2aa4-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from property not listed the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Only an estimated Closing disclosure in file. Additional conditions may apply.	07/17/2019: XX - Please see the attached Final Settlement Statement for the sale of XXXXXXXXXXXXXX that was sent with the initial loan delivery docs. Please rescind this condition.	07/18/2019: Lender provided final settlement statement for sale of departing residence. Condition cleared.	FICO is higher than guideline minimum 746 fico is >700 fico Years in Field 14 years in the field is greater than the guideline minimum of 2				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203503	93cb5af2-b1a0-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Provide documentation to support higher payment used by lender for property #2 listed on the final application.	7/15/19 XX Please rescind this. The taxes were calculated from the attached Tax statement of $XXXX.XX-$XXX.XX credit / 12 is $XXX.XX.	07/29/2019: Audit reviewed Lender response, Lender provided bank statements showing the monthly HOA fee for $XXX.XX. Condition cleared.07/17/19: Lender provided copy of property tax bill that is in the loan file, but did not provide evidence of the extra amount to support the higher payment, exception remains.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 56.10 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 791 FICO Years in Field Borrower has 35 years in field, Co-Borrower has 12 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203503	096fd949-b1a0-e911-bdd2-f4e9d4a75ba2	1689		QM/Non-HPML		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for primary on the final loan application.	7/15/19 Please rescind this based on the attached that was in the original upload.	07/17/19: After review of the Lender rebuttal and the loan file, exception rescinded.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 56.10 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 791 FICO Years in Field Borrower has 35 years in field, Co-Borrower has 12 years in field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301203503	b72f126b-a8a0-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report not provided. CU Score is 5.	07/09/2019: CDA posted to trailing docs XX/XX	07/09/2019: A CDA was provided with a value of $XXXXXX.XX with a variance of 0%. CDA within acceptable tolerance. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 56.10 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 791 FICO Years in Field Borrower has 35 years in field, Co-Borrower has 12 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203500	b36c746d-4ea3-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/17/2019: Audit reviewed Lender response, Lender provided the source of VOE and the name and title of the lender's employee who obtained the VOE. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 31.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.93% Years on Job The borrower worked on the job for 7 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204394	0ed344c6-b0a1-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing exterior only appraisal (2055) evidence to compare unpaid principal balance to the original sales price as required per guidelines.	07/23/2019: Attached please find property profile for the departing home documenting the Sale Price per guidelines to evidence over 25% equity on the primary conversion property. 7/17/2019: Exterior appraisal is no longer required on a primary conversion see attached XXXX guideline- Also attached AVM to show value exceeds modest value entered on loan app. Please rescind. Thank You,
07/31/2019: Audit reviewed Lender response, after reviewing the guidelines verified that the exterior appraisal or comparing unpaid principal balance to the original sales price is required.  Condition cleared.07/23/2019: Lender provided a property profile report, verifying original sale price of departing residence; however, did not provide an exterior only appraisal (2055).  Condition remains.07/19/2019: Audit escalated the exception request to the Client, and it was not approved. Condition will remain as active.07/18/2019:  Pending Client exception review07/16/2019: Audit reviewed Lender response, Lender advised that this is a purchase transaction so the full appraisal is sufficient.  However after review of the file and exterior appraisal on the departing residence is required as the property is converting to a rental property.  Condition remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.40 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 774 FICO Years on Job Borrower has 15.83 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301198004	ba560c67-8aa1-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	File is missing hazard insurance verification for the other property owned by the borrowers. Unable to calculated the DTI properly.	07/15/19: XX - Please see the attached HOI Policy	7/16/2019: HOI policy provided. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.67%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218245	cb384d4b-09a3-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing authorization to close line of credit form signed by borrowers.	07/24/2019: XX - Please see the attached signed HELOC Closure Letter.	07/24/2019: Audit review of the HELOC Closure Letter is deemed acceptable, condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 78 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.82% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218245	0fcd7af4-08a3-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score is 2.8		07/12/2019: A CDA report reflecting a value $XXXXXXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 78 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.82% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301200675	2b85f82e-a8bf-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/16/19 XX Please clear this condition based on the attached VOB.	08/19/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 57.69% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.73% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301233617	10388428-84a1-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/16/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 775 FICO Reserves are higher than guideline minimum UW Guides require 3.23 months reserves, loan qualified with 18.60 months reserves Years in Field Borrower has 11 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206265	368d0eff-52a2-e911-bdd2-f4e9d4a75ba2	1457		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	Conflicting information from the Initial application to the final application; employment section is not completed on the final application.	7/12/2019: Please see the attached updated 1003	07/19/2019: Received revised application. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.28% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 401.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202721	4775e864-e398-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	07/03/2019: Please see attachment	07/08/2019: Lender provided Final Settlement Statement and Seller CD verifying Seller fees. Exception cleared.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 18.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.82% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 730				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202721	ab4b24ed-e498-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	The AUS guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing 2 months' bank statements for the 1st account listed on the final application.	7/1/19 XX: Please rescind as the required documentation has already been provided. XXXXXXXXXX is a new account, as evidenced by the $0 balance on XX/XX and shorter time frame/dates on the statement. The $XXXXXX.XX deposit on XX/XX creating the source of funds/account are fully documented with the CD from the sale of their REO (matching net proceeds - page 49 of the original submission). Source of funds are fully documented and a full 2 months of statements for the account is not required, due to it being a new account.	07/03/2019: Audit reviewed lender’s rebuttal and agrees. Per bank statement provided, account was opened XX/XX. Source of funds to open account was sale of home, CD provided. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 18.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.82% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 730				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301233291	0797ee28-dad5-4ad8-9887-707883677618	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301220382	6ae3b82f-c644-4b6c-8b42-ce508b5122a0	3313		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Rescindable Transactions. The Closing Disclosure reflects an Amount Financed of $XXXXXX.XX vs. actual $XXXXXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	07/22/2019: pls see attached revised cd, lox, check and tracking, pls clear the condition thank you	07/22/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.96% Years in Field Co-Borrower has 5 years in Field Years on Job Borrower has 7.8 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301220382	7b3ce215-91b9-452e-bdbc-ab34325f2c9e	3211		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXXXXX.XX vs. actual Finance Charge of $XXXXXX.XX, an under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	07/22/2019: pls see attached revised cd, lox, check and tracking, pls clear the condition thank you	07/22/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.96% Years in Field Co-Borrower has 5 years in Field Years on Job Borrower has 7.8 years on job				3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301220382	ade60a09-af9d-e911-bdd2-f4e9d4a75ba2	3174		QM/Non-HPML		Compliance		Incorrect disclosure of Origination Charges - Section A	The Flat Fee paid to the broker reflected in section H of the final Closing Disclosure dated should be reflected in section A. Provide corrected CD and letter of explanation to the Borrower.	07/22/2019: pls see attached revised cd, lox, check and tracking, pls clear the condition thank you	07/22/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.07/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.96% Years in Field Co-Borrower has 5 years in Field Years on Job Borrower has 7.8 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301220382	785dcc24-b29d-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing executed HELOC Request to Close Line of Credit Account from borrowers so that no further advances against it can be made.		07/15/19: Lender provided the executed HELOC Request to Close Line of Credit Account from borrowers so that no further advances against it can be made. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.96% Years in Field Co-Borrower has 5 years in Field Years on Job Borrower has 7.8 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202147	9bde4162-a19b-e911-bdd2-f4e9d4a75ba2	2857		QM/Non-HPML		Credit		Cash Out Amount Exceeds Guideline Maximum	Client Overlay Exception, Client to Review--Cash out amount exceeds $XXXXXX.		07/15/2019: Audit reviewed and confirmed this is a client observation not an overlay. Client observation max cash out is $XXXXXX has been noted on this loan. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.90% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2379.20 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301202191	c06ec09a-f9df-494d-b69f-1b5bee0ba6b2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	07/18/2019: Please see attachment	07/18/2019: Audit reviewed the attachment. Audit reviewed the executed Seller CD, and has determined that said document conforms to the Sale Contract, as well as Final CD, and is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW guidelines requires 6 months reserves, loan qualifies with 21.90 months reserves FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 764 No Mortgage Lates UW guidelines requries 0x30 wihtin ths most recent 12 motnhs, loan qualifies with 0x30 lates wihtin the most recent 99 months reveiwed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202191	060d8ef7-ca9c-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/9/19 Please see the attached that the VOB was done by the UW	07/11/2019: Lender provided snapshot for name and title of lender's employee who obtained the verification of business. Condition cleared.	Reserves are higher than guideline minimum UW guidelines requires 6 months reserves, loan qualifies with 21.90 months reserves FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 764 No Mortgage Lates UW guidelines requries 0x30 wihtin ths most recent 12 motnhs, loan qualifies with 0x30 lates wihtin the most recent 99 months reveiwed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202191	00feded4-ab9c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	The CDA report is missing. CU Score is missing		07/09/2019-The AVM report value of $XXXXXXX.XX to appraisal value of $XXXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW guidelines requires 6 months reserves, loan qualifies with 21.90 months reserves FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 764 No Mortgage Lates UW guidelines requries 0x30 wihtin ths most recent 12 motnhs, loan qualifies with 0x30 lates wihtin the most recent 99 months reveiwed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259219	b8448e99-67aa-e911-bdd2-f4e9d4a75ba2	3227		QM/Agency Safe Harbor		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The lender's tracking disclosure reflects the initial CD was sent and E Consented on XX/XX/XXXX.	8/6/19 XX: Please rescind and see attached CD from XX/XX	08/07/2019: Lender provided Initial CD. Exception cleared.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 75%, loan qualified with a 62.50% CLTV. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.9 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 712 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259219	501fe0cb-66aa-e911-bdd2-f4e9d4a75ba2	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.	8/6/19 XX: Please rescind and see attached	08/07/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 75%, loan qualified with a 62.50% CLTV. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.9 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 712 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259219	3a263f13-60aa-e911-bdd2-f4e9d4a75ba2	21		QM/Agency Safe Harbor		Credit		Failure to Obtain Final Application (1003)	The final application is missing the Business phone number. Additional conditions may apply.	8/6/19 XX: Please rescind. The borrower is self employed so the phone number would not be required since a VVOE would not be required. the VOB shows the business is active so the employment verification guidelines have been met	08/09/2019: Audit has received updated guidance from Client, and had determined that all critical elements required are completed. All other fields with missing information have been sourced from other file documents. Condition cleared. 08/07/2019: Audit reviewed Lenders response, however; Business Phone number is required and no other documents in file verify the business phone number. Exception remains07/29/2019: Audit reviewed Lenders response, however; no other documents in file verify the business phone number. Exception remains.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 75%, loan qualified with a 62.50% CLTV. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.9 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 712 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259219	bdb703be-cfbb-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/15/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 75%, loan qualified with a 62.50% CLTV. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.9 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 712 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259219	6e83e970-4faa-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. No CU score available.		07/22/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 75%, loan qualified with a 62.50% CLTV. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.9 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 712 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202718	bb4e8e76-7dc1-4730-80a4-707cc796d3e0	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	07/21/2019: please see attached	07/22/2019: Lender provided Seller's CD. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202693	fd291727-939a-e911-bdd2-f4e9d4a75ba2	67		QM/Non-HPML		Credit		Failure to obtain Permanent Resident Alien Card	A copy of the Permanent Resident Alien Card for the co-borrower as required by DU was not provided.	07/08/2019: XX - The Co-Borrower is a non-permanent resident alien. Please see the attached. The co-borrower provided a copy of his Notice of Action as part of his identification. Attached is also an updated 1003.	07/10/2019: Lender provided corrected 1003, Drivers License and co-borrowers H1B approval form. Exception cleared.	Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with 27.8 months reserves Years in Field Borrower has 12 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $XXXXX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202693	aa668a36-139a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score is 3.		07/01/2019: The AVM report value of $XXXXXXX.XX to appraisal value of $XXXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with 27.8 months reserves Years in Field Borrower has 12 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $XXXXX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301217906	f1f37852-949e-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The Settlement Agent license ID is missing. Provide re-disclosed CD and letter of explanation.	07/16/2019: Please see attachment	07/17/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. 7/4/2019 : Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 811 Years in Field Borrower has 43 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301217906	17647ee9-939e-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Broker's Affiliated Business Disclosure.	07/16/2019: Please see attachment	07/17/2019: Lender provided Broker's Affiliated Business Disclosure. Condition cleared.7/4/2019 : Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 811 Years in Field Borrower has 43 years in Field				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301217906	8a81f7e8-949e-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for co-borrower.		07/15/19: Lender provided the employment verification dated within 30 days of note date for the co-borrower. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 811 Years in Field Borrower has 43 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301242563	3106b3f5-eeac-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/29/19 XX: Please see attached.	07/30/19: Lender provided name and title of employee who obtain the verification of business information, exception cleared.	FICO is higher than guideline minimum UW Guides requires FICO of 680, loan qualifies with FICO of 778. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.41% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 20.40 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203362	641f3323-a39e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 3.2.	07/09/2019: AVM posted to trailing docs XX/XX	07/09/2019: The AVM report value of $XXXXXX.XX, to appraisal value of $XXXXXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.82% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301246831	ae87e1be-59a7-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Document Storage fee paid to the title service provider listed on the WLSP reflected in section H of the final Closing Disclosure should be reflected in section C. Provide corrected CD and letter of explanation to the Borrower.		08/12/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment via e-mail for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.07/16/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 3.90 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 698. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301246831	ae4199b0-59a7-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing CD's issued and e-signed XX/XX/XXXX and XX/XX/XXXX per disclosure history. No cure.	7/30 pls see attached XX/XX and XX/XX cd, pls clear	07/30/2019: Lender provided CD dated XX/XX/XXXX and XX/XX/XXXX. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 3.90 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 698. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301246831	bae6a0d0-5ba7-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/30 pls see attached XX/XX and XX/XX cd, pls clear 7/26/19 XX: Please see attached	07/29/19: Lender provided name and title of employee who obtained the verification of employment information, exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 3.90 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 698. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301246831	efad9b71-2eb7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU		08/12/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.08/08/2019: Audit reviewed the XXXX Tax Transcripts (no record of return filed) evidence, and has determined that loan file is MISSING XXXX Tax Transcripts to validate XXXX Tax Returns provided within the loan file (AUS item #18). Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 3.90 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 698. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203361	7f4c7976-339f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Score 2.7		07/09/2019-The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.74% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.00 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301213543	841d4e76-5858-4f7f-a506-61e34f81c676	3213		QM/Non-HPML		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XX% with a difference of X.XX% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 36.30 months reserves Years in Field Borrower has 20 years in Field No Mortgage Lates Credit report verifies 82 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301213543	45b04688-82a2-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business D on Schedule E Part II, Statement 14 of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	07/23/2019: Business D and Business E are the same business; XXXX X- See Sch 14 and K1's have the same business ID#XX-XXXXXXX. Borrowers own equal shares of this business- P&L and Balance sheet for Business E is also for Business D . See Attached. Please Rescind. Thank You.	07/23/2019: Audit re-analyze the loan file, and has determined that the P&L and Balance Sheets for business were located on pages 1297 thru 1324 within the original loan file. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 36.30 months reserves Years in Field Borrower has 20 years in Field No Mortgage Lates Credit report verifies 82 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301213543	704a8b76-82a2-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business D on Schedule E Part II, Statement 14 of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	07/23/2019: Business D and Business E are the same business; XXXX X- See Sch 14 and K1's have the same business ID#XX-XXXXXXX. Borrowers own equal shares of this business- P&L and Balance sheet for Business E is also for Business D . See Attached. Please Rescind. Thank You.	07/23/2019: Audit re-analyze the loan file, and has determined that the P&L and Balance Sheets for business were located on pages 1297 thru 1324 within the original loan file. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 36.30 months reserves Years in Field Borrower has 20 years in Field No Mortgage Lates Credit report verifies 82 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301225050	f3792a74-3e9c-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Closing Disclosure provided to borrower prior to closing.		07/15/19: Lender provided the initial CD. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.85% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301225050	ff1cbea0-509c-e911-bdd2-f4e9d4a75ba2	2654		QM/Non-HPML		Credit		Missing Verification of Taxes and Insurance amounts for Rental Property	Missing Hazard Insurance amount for the rental property	7/8/19 XX: Please see attached. The HOI premium is $XXXX, as verified on pages 2 and 3.	07/10/2019: Lender provided verification of hazard insurance on rental property. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.85% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203530	993cef87-ae9d-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	All pages of the Final Application were not provided. The HMDA section is missing.	07/09/2019: XX - Please see the attached HMDA Sections of the Final 1003.	07/11/2019: Lender provided HMDA page for 1003. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.45% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 Years in Field Borrower has 8 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301220201	9a139406-eb9c-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines
The AUS reflects a maximum allowable DTI of XX.XX%. Due to the improper calculation of income, the actual DTI is XX.XX%. The Lender used positive net rental income of $XXXXX.XX consisting of REO#1 negative rent $XXXX.XX, REO#2 positive rent $XXXXX.XX and REO#3 positive rent $XXXXX.XX. Based on the documentation in the loan file REO#1 gross rental income is $XXXX.XX minus PITI $XXXXX.XX resulted in a net rental income of negative $XXXX, REO#2 gross rental income is $XXXXX.XX minus PITI $XXXXX.XX resulted in a net rental income of $XXXX.XX, REO#3 gross rental income is $XXXXX.XX minus PITI $XXXX.XX resulted in a net rental income of $XXXXX.XX. With these calculations the actual gross positive rent is $XXXXX.XX.
										07/16/2019: Rental Income calculations are accurate. See attached calculations. Please Rescind.	07/16/2019: Audit re-analyzed REO income/loss, and has determined that after recalculation of all REO properties, the DTI is 39.50% which is within 3% tolerance of AUS. Condition rescinded.	FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 775 Reserves are higher than guideline minimum AUS require 3.73 months reserves, loan qualified with 399.30 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301220201	3b54a3a9-ec9c-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.	07/16/2019: VOB is not required if the business income is a loss. Only required when we are using positive business income. Business income on this file is a loss of $XXX.XX All positive income is coming from Social security, pension and dividend income. Please rescind.	07/16/2019: Audit reviewed the Lender Rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.	FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 775 Reserves are higher than guideline minimum AUS require 3.73 months reserves, loan qualified with 399.30 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301203644	2049fd1a-96a2-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification within 30 days of the note date as required by lender's guidelines was not provided for borrower.		07/17/19: Lender provided the VVOE dated XX/XX/XXXX. Condition cleared. 07/17/2019: Audit reviewed Lenders response, Lender advised that they are allowed 30 calendar days to the note date. However after review the borrowers VOE dated XX/XX/XXXX is 33 calendar days from the note date XX/XX/XXXX. Condition remains.	Years on Job Borrower has 2.7 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.56% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203643	fec8cf96-3b9c-e911-bdd2-f4e9d4a75ba2	2672		QM/Non-HPML		Credit		Final 1003 is incomplete	Employer's phone number for Borrower is missing.		07/17/2019: Audit reviewed updated/correct final 1003, and has determined that documentation submitted is deemed acceptable. Condition cleared. 07/11/2019: Audit escalated to Management, awaiting further direction/confirmation from Client on the issue. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 337.90 months Years in Field Borrower has 19 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301203643	eb436286-1b9d-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	The AUS in file is missing the Mortgage Information sections. Please provide a complete report. Additional conditions may apply.	7/8/19 XX: Please see attached.	07/10/2019: Lender provided all pages of AUS. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 337.90 months Years in Field Borrower has 19 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301240635	b9e4365d-6ba3-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/22/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 143.60 months reserves Years in Field Borrower has 20 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with XXXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301229613	ec5d1953-7ea6-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not Provided	07/12/2019: Trailing Docs	07/15/2019: A CDA provided reflecting a value of $XXXXXXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219852	774fd9e6-874c-43e3-93a2-60253c16abc6	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		07/15/2019: Audit reviewed Lender response, Lender provided the Sellers CD. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.12% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.60 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219852	d18349b8-129a-e911-bdd2-f4e9d4a75ba2	741		QM/Non-HPML		Credit		Failure to obtain Documentation	Missing evidence of the departing residence mortgage payment. Credit reflects a $XXXX/month mortgage payment vs. $XXXX.XX reflected on final application.		07/15/2019: Audit reviewed Lender response, Lender provided the final CD from the refinance of the departing residence showing the new P&I payment. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.12% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.60 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219852	73eabf45-129a-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the property on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.		07/15/2019: Audit reviewed Lender response, Lender provided the Final CD showing net to borrower of $XXXXXX.XX. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.12% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.60 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219852	9f2c2a2d-129a-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for departing residence on the final application not provided.		07/15/2019: Audit Reviewed Lender response, Lender provided the final CD from the refinance verifying totals for taxes, insurance and HOA. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.12% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.60 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219852	42c5aa98-209a-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for departing residence on the final application not provided.		07/15/2019: Audit Reviewed Lender response, Lender provided the final CD from the refinance verifying totals for taxes, insurance and HOA. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.12% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.60 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205568	613f5d3c-b7a8-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/23/2019: See attached for the source of the information obtained and the name and title of the employee who obtained the information.	07/24/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764 Years in Primary Residence Borrower has resided in subject for 15 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205568	9ca979b8-a0a8-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	Guidelines require a VVOE within 30 business days prior to the note date. The VVOE is greater than 30 days prior to note date.	07/25/2019: Attached please find verbal obtained on XX/XX/XXXX	07/25/2019: Lender provided VVOE dated within 30 days of Note date. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764 Years in Primary Residence Borrower has resided in subject for 15 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205568	b70bf087-a0a8-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not Provided in the loan file. CU Score 3.0.		07/18/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Document previously provided. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764 Years in Primary Residence Borrower has resided in subject for 15 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301289340	369861ef-7289-400b-a90c-7223983dc73b	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing from the loan file.	08-22-19 XX Please see attachment08-21-19 XX Please see attachment	08/23/2019: Lender provided Tracking disclosure verifying borrowers received/reviewed 3 days prior to closing. Exception cleared.08/22/2019: Lender provided initial CD; however, did not provide verification of borrower's receipt 3 days prior to consummation. Condition remains.	Years Self Employed Borrower has 5 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.94% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.86%				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301289340	0462ae19-02c1-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/21/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by the underwriter. Condition cleared.	Years Self Employed Borrower has 5 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.94% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.86%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289340	f46bb465-02c1-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 4.6	09/04/2019: Appraisal Review	09/05/2019: The AVM report value of $XXXXXXX.XX to appraisal value of $XXXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	Years Self Employed Borrower has 5 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.94% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.86%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204458	e617b0f9-4087-4eae-8b10-40c203709f08	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	Missing copy of Initial Escrow Account Disclosure.		07/22/2019: Received initial escrow disclosure. Timing requirement met. Condition cleared.06/29/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204458	011491dc-7b9a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing a CDA report from the file.		07/09/2019: A CDA report reflecting a value $XXXXXXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205009	233ac353-dace-4a7a-a0e8-e21c66dbee5a	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	Missing Seller's Closing Disclosure.	07/09/2019: please see attached	07/11/2019: Lender provided Seller's CD. Condition cleared.6/27/2019 : Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.20% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 41.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205009	7679dee9-2d99-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for departing residence on the final application not provided.	8/1/2019: Please see the attached tax bill and HOI policy for XXXXXXXXXXXXXXXXXXXX as well as updated DU Findings.	08/02/2019: Received evidence of insurance and revised AUS. Recalculated DTI 24.70% which is within 3% tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.20% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 41.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205567	7485479c-f09c-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure (For Origination company, the Lender's ABD is in the file)	07/11/2019: pls see attached pls clear	07/16/219: Lender provided Loan specific attestation. Exception cleared.07/02/19: This finding is deemed non-material and rated a B.	DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 43%, loan qualified with a 19.99% DTI. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.2 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 791 FICO.				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301205567	41d07cc3-ef9c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/09/2019: A CDA report reflecting a value $XXXXXXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 43%, loan qualified with a 19.99% DTI. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.2 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 791 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267916	83a1b9fa-1bc4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	08/23/2019: please see attached	08/23/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.94% Years Self Employed Borrower has 15 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267916	a5034715-8dc3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score is 3.1		08/22/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.94% Years Self Employed Borrower has 15 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205407	f0ae6b91-39a3-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Credit		General Credit Exception	Buyers appears to be a straw buyer based on loan application documentation provided the Co-Borrowers do not plan to occupy the subject property. Additionally, the Borrower that does intend to occupy the subject has an income that does not support the PITI $XXXX.XX or total obligation $XXXX.XX for the borrower only. The loan file contains income documentation from the Borrower’s XXXXXXXX for XXXX-XXXX the average income is $XXXX.XX and the Borrower’s monthly income is $XXXX the combined would be $XXXX.XX and the DTI would be 165.52%.	7/18/19 Please rescind this condition. The occupying borrowers had income in XXXX of $XXXXXX.XX/12 is $XXXXXX.XX and with debts of $XXXX.XX the ratios would be 33.2%.	07/18/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 789 Reserves are higher than guideline minimum Loan qualified with 31.20 months reserves Years on Job Borrower has 15 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301205405	37b945e8-04a0-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	7/23/2019: XX - Please see the attached Final Sale CD for XXXXXXXXXXXXXXXXXXX.	07/23/2019: Audit review of the Final CD for Borrower's departing residence is deemed acceptable. Net Proceeds were in excess of amount verified, condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.90 months reserves Years in Field Borrower has 18 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301207177	647c99f6-40a3-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The final application is missing the Employer's phone numbers.	7/17/2019: Please see the attached Final 1003 containing employer phone numbers	07/18/2019: Received corrected, final application. Condition cleared.	Years on Job Borrower has 16 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.04% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.40%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301229626	4117eca0-e0a1-e911-bdd2-f4e9d4a75ba2	920		QM/Non-HPML		Credit		Missing Note	Note in the file is missing page 2.	07/17/2019: Please see attachment	07/17/2019: Audit reviewed the attachment. The Lender provided all three pages of note. Condition satisfied and cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 135.70 months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301229626	dd9d0255-e0a1-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. No CU score in loan file.		07/10/2019: A CDA report reflecting a value $XXXXXXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 135.70 months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206779	dd07bc4e-cda0-e911-bdd2-f4e9d4a75ba2	822		QM/Non-HPML		Credit		Assets are not sourced/seasoned	The statement for account #5 on final application page 5 of 5 reflects a deposit of $XXXX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposit. Additional conditions may apply.		07/18/2019: Audit reviewed Lender response, Lender advised to removed the deposit from the total assets. Condition cleared.	FICO is higher than guideline minimum Lender Guides require FICO of 700, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 7.60 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.67%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301206779	004dccb8-cca0-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for borrowers Business A reflected on the 2018 Schedule E. Additional conditions may apply.
											07/17/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum Lender Guides require FICO of 700, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 7.60 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.67%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218082	a4199970-b899-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The file is missing the consummation final CD.	7/1/2019: Please see attachment	07/03/2019: Audit reviewed lender’s rebuttal and document provided. Only need one CD 3 days prior to close, if nothing changes that one is still good. There are no requirements to provide a CD at close. Condition cleared.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 10.30 months reserves. Years in Primary Residence Borrower has been in his primary residence 5 years FICO is higher than guideline minimum UW Guides requires FICO of 700, loan qualifies with FICO of 773.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218082	64e285cd-b799-e911-bdd2-f4e9d4a75ba2	854		QM/Non-HPML		Credit		Failure to obtain Lease Agreements	Missing Xcurrent lease/rental agreement for rental property # located on XXXX Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.	07/8/2019: XX - Please see the attached lease agreement for XXXXXXXXXXXXXXX that was sent with the initial loan delivery docs. Please rescind this condition.	07/11/2019: Lender provided lease agreement. Condition cleared.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 10.30 months reserves. Years in Primary Residence Borrower has been in his primary residence 5 years FICO is higher than guideline minimum UW Guides requires FICO of 700, loan qualifies with FICO of 773.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218082	8b219348-ba99-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 3.6		07/01/2019: The AVM report value of $XXXXXXX to appraisal value of $XXXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 10.30 months reserves. Years in Primary Residence Borrower has been in his primary residence 5 years FICO is higher than guideline minimum UW Guides requires FICO of 700, loan qualifies with FICO of 773.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206350	62ae87be-67a1-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	07/10/2019: XX- Please see the attached signed HELOC Closure Letter.	07/15/2019: Lender provided HELOC Closure Letter. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.48% Years on Job Borrower has 11.17 years on job No Mortgage Lates Credit report verifies 21 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206347	699ba271-17a3-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	Final application is missing the employers phone number.	7/22 XX: Please see attached.	07/22/2019: Lender provided corrected 1003 with employers phone number. Exception cleared.	Years on Job Borrower has 12.17 years on job Years in Primary Residence Borrower has 5 years in residence FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 735 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206347	e4430ca4-16a3-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. XXXX Signed returns not provided.	7/24/19 XX: Please see attached.	07/25/2019: Audit review of the signed and dated personal tax returns for XXXX and XXXX is deemed acceptable, condition cleared.	Years on Job Borrower has 12.17 years on job Years in Primary Residence Borrower has 5 years in residence FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 735 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206347	9f4ae6e1-0aa3-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	The Borrower's variable pay and bonus income (12 mos history) is required to be documented with a completed WVOE. Lender wksht reflects a breakdown of variable pay wages and bonus income used to qualify. The loan file contains a WVOE that only reflects total income. A WVOE with a breakdown of income is required to fulfill guidelines and QM requirements. Additional conditions may apply.	7/22 XX: Please rescind as the complete VOE was included on page 207 of the original submission.	07/22/2019: Audit reviewed Lenders response. Exception rescinded.	Years on Job Borrower has 12.17 years on job Years in Primary Residence Borrower has 5 years in residence FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 735 FICO				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301218244	24378e2d-18a3-e911-bdd2-f4e9d4a75ba2	47		QM/Non-HPML		Property		Inconsistencies on Appraisal Report	Appraisal indicates the subject property is "detached" townhome, photos indicate attached PUD. The subject interior photos indicate the subject has an elevator that is not "activated" and is not listed in the grid or photos as present.	07/26/19: Attached please find Appraisal indicating Attached Property- Comment regarding the Elevator can be found on page 2 of the Addendum. Please Clear. Thank You.	07/29/19: Lender provided updated appraisal correcting property type and adding comment regarding elevator, exception cleared.					3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301211142	e5a0a2ce-4ca3-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	Final application is missing Yrs. employed in this line of work/profession.	7/17 XX: Please rescind as Years Employed in the Line of work is not a requirement on the 1003. YEars on the Job already verify the 2+ work history and is all that is required	07/18/2019: Audit reviewed Lenders response. Exception cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 741. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 44.90 months reserves. Years Self Employed Borrower has 14.92 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301211142	23b034f3-4ca3-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Settlement Statement from departing residence evidencing liens paid and netting sufficient cash to close. Settlement statement provided in the loan file is not signed.	7/18 XX: Please see attached.	07/18/2019: Audit reviewed executed/true & certified Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 741. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 44.90 months reserves. Years Self Employed Borrower has 14.92 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227708	fe09ba5b-e39c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided. A CU score was not provided.		07/09/2019: Audit re-analyzed loan documents, and has determined that the AUS did not reflect the CU Risk Score. HOWEVER, the Submission Summary Report was located on page 237 with a Risk Score of 2.2, therefore no Appraisal review is required for subject loan program. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301257128	7ceaaf9e-0baf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score is 3.		07/26/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301220152	f504b97c-8aa1-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
Failure to obtain 3rd party verification of employment: - The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.
											07/15/2019: Audit reviewed lender response, Lender provided documentation of the VOE and verification of the name and title of the lender's employee who obtained the verification. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.10 months reserves Years on Job Borrower has 20 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301220152	82652a67-359f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided, CU score is 5.0.	07/08/2019: CDA posted to trailing docs XX/XX	07/09/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.10 months reserves Years on Job Borrower has 20 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234969	335bd857-16a4-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The items required in both bullet points was not provided for the Schedule C business.	07/17/2019: XX - The borrower is a 1099 employee. A VVOE would be required in lieu of a VOB. Please see the attached VVOE (that was provided with the initial loan delivery docs) along with the approval	07/17/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 Years on Job Borrower has 26 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 64.80 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227547	d02a13b5-409c-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/3/19 XX: Please see attached.	07/08/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 30.6 months reserves Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218301	6f6d98ac-709c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 3.1.		07/09/207/09/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301211163	6b03c67c-d6ac-e911-abc7-f4e9d4a75a52	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	Lender to obtain authorization from borrower to access frozen XXXXXXXXX file.	07/29/19 XX: Please rescind and see attached the XXXX guidelines in regards to frozen credit. The credit report is acceptable since we have available credit from two repositories as well as 2 scores from the other 2 repositories.	07/30/2019: After review of the lender rebuttal and loan file, exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.09% Full Documentation Full documentation Loan FICO is higher than guideline minimum loan qualified with FICO of 806				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301218778	162a9f36-b1fe-40e1-9b38-17502044ede8	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX, the maximum Points and Fees permitted under QM, by $X,XXX.XX.	07/11/2019: pls see attached, was included in original credit upload, pls rescind	07/11/2019: Audit re-analyzed the loan file, as well as QM Breakdown, and has determined that said document was located on page 487 reflecting seller concessions applied to Discount Fee. No tolerance violation. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301218778	3cd20d14-199d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 5.0.		7/9/2019-The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301210914	d002aebf-0c7c-489c-9961-7224cc36f443	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.		07/15/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.17%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301210914	19902340-c59d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/15/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.17%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301210914	f06b3feb-c29d-e911-bdd2-f4e9d4a75ba2	73		QM/Non-HPML		Credit		Failure to obtain Evidence of Self Employment	The loan application indicated that the borrower was self-employed for 48 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business dated within 120 days prior to the note date. The loan file contained a verification of the borrower’s business which is not dated, rendering the subject mortgage ineligible for delivery to the investor.		07/15/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.17%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301210914	71c06001-089d-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns are provided but not dated.		07/15/2019: Received signed/dated personal and business tax returns. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.17%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301220198	c0529e26-9fa1-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/17/2019: Please see attached.	07/17/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.50% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301220198	a0b57655-9fa1-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrowers was incomplete. The Business Phone for the Co-Borrower was not reflected on the final loan application.	7/22 XX: Please rescind as the co-borrower is self-employed and a phone number for the business is not needed. A verbal VOE is not obtained for self-employed borrowers so a phone number is not needed. All required information is included on the 1003. Please rescind.7/15/19 XX: Please rescind as the phone number for the self-employed business is not required. A verbal VOE is not obtained and there is no reason to request the phone number. All required information for the business is present on the 1003.	07/22/2019: Audit reviewed Lender's response and has determined the co-borrower is self-employed. Condition cleared.07/18/19: Audit reviewed the Lender Rebuttal, and has determined that the although this is not a regulatory or guideline requirement, the client’s statement of work requires the completeness of the 1003. Missing data in a field would be considered incomplete. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.50% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301220198	8f0d8ebc-9fa1-e911-bdd2-f4e9d4a75ba2	854		QM/Non-HPML		Credit		Failure to obtain Lease Agreements	Per AUS item #12, missing current lease/rental agreement for rental property #2 located on the final loan application. Per appendix Q, a current lease/rental agreement is necessary to verify all consumer rental income in order for the loan to be classified as a Qualified Mortgage.	7/15/19 XX: Please rescind as the lease agreement was already provided, on pages 363-374. of the original submission. Per the 1003, property #2 is XXXX XXXXXXX XX. The lease agreement is Section 8. Lessee is XXXX XXXXXX. The first page confirms the lessee and property, gives the rent amount, and is active (effective X/X/XXXX), and the remaining pages are the lease.	07/18/19: After review of the lender rebuttal and the loan file, exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.50% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.40 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301211037	7fec4f61-e436-4aa0-a30f-34b880590f70	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		07/17/2019: Audit reviewed Lender response, Lender advised the Post Closing CD was included in the package, reviewed and post closing CD was provided with letter of explanation. Condition downgraded and deemed non-material per SFIG guidance, loan will be graded B for all agencies. 07/09/19: Letter of Explanation and corrected CD in loan file, exception cleared post-close, this exception is deemed non-material per SFIG guidance, loan will be graded B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.85% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301211137	a61c0bb2-d49c-e911-bdd2-f4e9d4a75ba2	10		QM/Non-HPML		Credit		Failure to obtain 2nd lien note	Second lien Note not provided.	07/11/2019: please see attached	07/15/2019: Lender provided 2nd lien note. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.80 months reserves. FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 776. Years Self Employed Borrower has 10 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301225276	36009ca7-d82b-4e96-b016-08d4d0d90608	1571		QM/Non-HPML		Compliance		Incorrect rescission model – Same lender refinance requires form H-9	Same creditor refinance transactions require form H-9. Please provide a letter of explanation, Proof OF Delivery, Refund Fee Tolerance, Re-open Rescission if Applicable, and Disclose Correct Information, within 60 days of discovery (TILA 130(b)). SFIG Position - B-exception grade for circuits in which there is no ruling.		07/22/2019: Lender provided the cure documentation and re-opened the rescission. Condition is downgraded and loan will be graded B for all agencies.07/10/2019: This exception is deemed non-material per SFIG guidance, loan will be graded B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.30% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 Years Self Employed Borrower has 14 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301225276	9970d383-18a3-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed XXXX business returns not provided.		07/26/19: Lender provided the signature pages for the borrower's personal and business returns. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.30% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 Years Self Employed Borrower has 14 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301225276	6d6c6491-18a3-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed XXXX returns not provided.		07/26/19: Lender provided the signature pages for the borrower's personal and business returns. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.30% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 Years Self Employed Borrower has 14 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301225276	6264adf4-17a3-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C Business and Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.		07/26/19: Lender provided XXXX Balance Sheet and Profit and Loss for Schedule C Business and Business A on Schedule E Part II of XXXX tax return. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.30% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 Years Self Employed Borrower has 14 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286599	8914f384-92bf-e911-abc7-f4e9d4a75a52	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	Missing interim LE dated within 3 days of initial rate lock date of XX/XX/XXXX.	09-05-19 XX Here’s our response to escalate to XXXXX. There was a previous loan (XXXXXXXXXX) for the subject property which locked on X/XX/XX. A locked LE was issued within three days of the lock on X/XX/XX and was provided to XXX. This loan was denied. The lock was then transferred on X/XX/XX to this new loan (XXXXXXXXXX) as shown in the file comment below. The locked LE for this loan was issued within three days of the lock transfer on X/XX/XX which was provided to XXX. Please rescind the condition.
09/25/2019: Audit reviewed the Lender Rebuttal, and has determined that the lender explanation is sufficient to downgrade. Loan will be rated a B.09/06/2019: Audit reviewed Lenders response, however; please provide initial Locked LE dated within 3 days of initial rate lock of XX/XX/XXXX for the subject loan with correct loan number. Exception remains. 08/30/2019: Received LE dated within 3 days of X/XX rate lock.  However, loan was locked as a 30-year FRM @ 4.125% and LE reflects 5/1 ARM @ 3.25% with a different loan number.  Initial and final loan estimates also reflect fixed rate.  Please provide loan estimate, locked as FRM, within 3 days of X/XX and reflecting the correct loan number.  Condition remains.08/28/2019:  Document provided states the lock was transferred from a previous loan on X/XX   Lock confirmation, page 563, reflects rate locked on X/XX.   Loan estimate provided within 3 days.  However, COC, page 562, reflects rate lock on X/XX.  Loan estimate within 3 days of this rate lock not provided.   Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751. CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.18% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286599	ae672123-8fbf-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	08/20/2019: Please see attached showing senior underwriter XXXXXXX obtained and cleared the VOB.	08/20/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751. CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.18% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286599	21483a45-8fbf-e911-abc7-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided. File does not contain proof of payment for premium to validate the insurance binder in loan file for subject property.	09-05-19 XX Here’s our response to escalate to XXXXX. There was a previous loan (XXXXXXXXXX) for the subject property which locked on X/XX/XX. A locked LE was issued within three days of the lock on X/XX/XX and was provided to XXX. This loan was denied. The lock was then transferred on X/XX/XX to this new loan (XXXXXXXXXX) as shown in the file comment below. The locked LE for this loan was issued within three days of the lock transfer on X/XX/XX which was provided to XXX. Please rescind the condition.	08/20/2019: Audit reviewed evidence for active HOI binder, and has determined that Lender provided internal screen shot verifying date insurance agent confirmed active policy was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751. CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.18% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286599	b2faf1a4-8fbf-e911-abc7-f4e9d4a75a52	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX & XXXX P&L Statement for Schedule C Business on Schedule E XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	09/23/2019: Please see attached.	09/23/2019: Audit reviewed XXXX & XXXX YTD P&L Statement, and has determined that documentation was submitted prior to/at consummation and is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751. CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.18% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301211158	030a4f54-40a7-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	HOA Dues in Section H of the final Closing Disclosure do not provide the specific entities the fees are being paid to. Provide re-disclosed CD and letter of explanation. No Cure.	7/30 pls see attached, pls clear	07/30/2019: Lender provided LOE and PCCD with Payee updated for HOA Dues in section H. Exception remains downgraded.7-15-2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301214636	f5698256-4c9f-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	07/17/2019: XX - The Mortgage was recorded using the correct Parcel ID of XXX-XXX-XXX. The additional "X" showing at the end of the Parcel ID on the Appraisal is only to be used for billing purposes to the county assessor and is not to be recorded as part of the Parcel ID. Please note that the legal description on the Appraisal is matching the Title Commitment. Attached is also a confirmation email from the Title Company regarding the parcel ID. Please rescind this condition.	07/24/2019: Audit re-analyzed the APN number's on all pertinent documents, and has determined that the extra trailing digit is what is called a “check digit.” The computer does a math calculation of all the numbers in the assessor’s parcel number based on specific formula – if the answer to the math calculation matches the “check digit” the computer knows that the typist typed in the correct assessor’s parcel number combination. Condition cleared.07/17/2019: Audit reviewed Lenders response, however; please provide corrected appraisal with the correct APN#. Exception remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.10 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 34.29% FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 780				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301219327	34f26d61-6a98-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		07/15/2019: Received Seller closing disclosure. Condition cleared.	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 47.90 months reserves Years in Field Borrower has 20 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of 743				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219327	ce24bd71-6a98-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for the Borrower.		07/19/2018: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.07/02/2019: Pending further review	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 47.90 months reserves Years in Field Borrower has 20 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of 743				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301213535	b14f2218-bb9d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided		07/15/19: The lender provided the source of the information, and the name and title of the lender's employee who obtained the information. Condition cleared.	Full Documentation Full documentation loan Years Self Employed Borrower has 9 years Self Employed FICO is higher than guideline minimum Loan qualified with a 769 Fico				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301213535	20ffd9a3-bb9d-e911-bdd2-f4e9d4a75ba2	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Disbursement date.	07/10/2019: pls see attached insurance policy with effective date	07/10/2019: Audit reviewed updated Hazard Insurance Declaration page, and has determined that effective date is same as closing date. Documentation submitted is deemed acceptable. Condition cleared.	Full Documentation Full documentation loan Years Self Employed Borrower has 9 years Self Employed FICO is higher than guideline minimum Loan qualified with a 769 Fico				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301213532	8b9088f2-5d9f-e911-bdd2-f4e9d4a75ba2	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The LE, dated XX/XX/XXXX, is missing from the loan file. No Cure		07/26/2019: Audit reviewed Lender's emailed response, re-reviewed loan documentation and a re-disclosed LE was not required or disclosed on the Disclosure history. Condition cleared.07/16/2019: Audit reviewed lender response, lender advised the appraised value increased requiring an LE, please provided the LE dated XX/XX/XXXX. condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214617	dde92688-ddb2-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	2 years Tax Transcripts not provided as required by client	8/1/19 XX: Please rescind. Tax transcripts are not required for this program	08/01/2019: Updated guidance received. Exception cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 36 months payments with no late payments reported. Years on Job Borrower has ..58 years on job Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 5.80 months’ reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214623	20914f34-099c-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application) evidencing liens paid and netting sufficient cash to close and or reserves was not provided. The copy is file is predated, and not signed or certified. Additional conditions may apply.		07/16/2019: Audit reviewed lender response, Lender provided the final HUD-1 statement for the departing residence evidencing liens paid and netting sufficient cash to close. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.35% Years on Job Borrower has 14 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214633	0514f43f-e0a0-e911-bdd2-f4e9d4a75ba2	1740		QM/Non-HPML		Compliance		Missing Mortgage Rider	Missing page 5 of MERS Rider	07/10/2019: Please see attachment	07/15/2019: Lender provided MERS Mortgage Rider. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301254456	329912d8-d6a4-e911-bdd2-f4e9d4a75ba2	992		QM/Agency Safe Harbor		Credit		Invalid AUS	The Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects undocumented SSI Income. Documented SSI income is required in order for the loan to be classified as a Qualified Mortgage.	8/15/19: Please clear. See attached AUS, 1003, and 1008 showing that the grossed up social security income has been split in half between the two borrowers. We would still be calculating this off of the returns just splitting it between the two borrowers evenly. 08/06/2019: XX 8/6/19: Please see attached bank statements showing current receipt of SSI for both borrowers.
08/16/2019 received revised 1008, application and AUS.  Condition cleared.  08/14/2019: Audit reviewed Lenders response, However documentation received verifies that the co-borrower and borrower both receive Social Security income.  Please provide updated AUS, and 1003 documenting each individuals SSI income.  Condition remains.08/09/2019: Audit reviewed Lenders response, however; documentation received verifies the co-borrower received Social Security income. Please provide updated 1003 and AUS with social security amounts for borrower and co-borrower (Currently all social security income is disclosed under the borrower). Exception remains.08/07/2019: Audit reviewed Lenders response, however, bank statements provided Indicate $X, and $X deposits for social security. Please provide Income calculations, Corrected 1003 with Co-borrowers Social Security Income disclosed in the income section. Additional conditions may apply. Exception remains.
												No Mortgage Lates Borrowers have no Mortgage Lates within the last 99 reporting months. Reserves are higher than guideline minimum LP Underwriting Guidelines require 0 months reserves, loan qualified with 156.90 months reserves. FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 714. Years in Primary Residence Borrowers have been in their primary residence for 15 years.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301254456	65437981-d5a4-e911-bdd2-f4e9d4a75ba2	914		QM/Agency Safe Harbor		Credit		Missing income documentation	The Borrower's SSI income is required to be documented with one of more of the following: benefit verification letter, award letter, 1099, bank statement(s). The loan file contains Other (IRA Distribution) Income only. Copies of one or more of the Borrower's SSI verifications are required to fulfill guidelines and QM requirements. Documented SSI income is required in order for the loan to be classified as a Qualified Mortgage.
8/15/19: Please clear. See attached AUS, 1003, and 1008 showing that the grossed up social security income has been split in half between the two borrowers. We would still be calculating this off of the returns just splitting it between the two borrowers evenly. 08/08/2019: XX 8/8/19: Please clear. We would not be required to calculate the social security income based off of the bank statements. We would use this documentation to meet the age of documentation requirements required by LP for this type of income. We are able to calculate the income off of the tax returns however and gross the income up. Also the assets would not show that the whole payment is due to deductions that would be taken out of this income before the borrower receives the payments. Please see attached tax transcripts verifying the income along with the tax returns. 08/06/2019: XX 8/6/19: Please see attached bank statements showing current receipt of SSI for both borrowers.

08/16/2019:  Received revised 1008, application and AUS.  Condition cleared.  08/14/2019: Audit reviewed Lenders response, However documentation received verifies that the co-borrower and borrower both receive Social Security income.  Please provide updated AUS, and 1003 documenting each individuals SSI income.  Condition remains.08/09/2019: Audit reviewed Lenders response, however; documentation received verifies the co-borrower received Social Security income. Please provide updated 1003 and AUS with social security amounts for borrower and co-borrower (Currently all social security income is disclosed under the borrower). Exception remains.08/07/2019: Audit reviewed Lenders response, however, bank statements provided Indicate $X,XXX.XX and $XXX.XX deposits for social security. Please provide Income calculations, Corrected 1003 with Co-borrowers Social Security Income disclosed in the income section. Additional conditions may apply. Exception remains.
												No Mortgage Lates Borrowers have no Mortgage Lates within the last 99 reporting months. Reserves are higher than guideline minimum LP Underwriting Guidelines require 0 months reserves, loan qualified with 156.90 months reserves. FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 714. Years in Primary Residence Borrowers have been in their primary residence for 15 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301254456	5d4340ad-c8a4-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		07/15/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	No Mortgage Lates Borrowers have no Mortgage Lates within the last 99 reporting months. Reserves are higher than guideline minimum LP Underwriting Guidelines require 0 months reserves, loan qualified with 156.90 months reserves. FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 714. Years in Primary Residence Borrowers have been in their primary residence for 15 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218075	c1984f2a-819e-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. No Cure. The CD from X/X/XXXX was not provided.	Please see attachment	07/12/2019: The missing CD was provided. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218075	98056079-819e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 5	07/09/2019: CDA posted to trailing docs	07/09/2019: A CDA was provided with a value of $XXX,XXX.XX with a variance of 0%. CDA within acceptable tolerance. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291486	37a2059d-d4c8-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Per Guidelines Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. File is missing XXXX and XXXX 1040s, YTD P&L and Balance Sheet ( required even if income is not used to qualify).	9/23 XX: Please see attached signed/dated returns for XXXX and XXXX. Also please see attached CPA letter verifying the schedule C is a disregarded entity so the losses would not have to be factored into the DTI.	09/24/2019: Lender provided signed XXXX/XXXX 1040's and CPA letter stating Schedule C is disregarded company as is no longer active. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 41 months payment history with no late payments reported Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218299	e7a8c134-2aef-41e3-ae90-1efc36c02ab0	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact NMLS ID of the Lender is missing. Provide re-disclosed CD and letter of explanation.	07/15/2019: pls rescind the lender nmls is completed on the cd	07/16/2019: Audit reviewed Lender's response and has determined the NMLS ID for the lender is present as well as the NMLS ID for broker and broker's contact. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.26% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 56 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301218299	8556d925-af9d-e911-bdd2-f4e9d4a75ba2	29		QM/Non-HPML		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XCXX,XXX.XX less cash to close $XXX,XXX.XX results in $XCXX,XXX.XX shortage of funds to close. The loan file did not contain evidence of the loan proceeds to Borrowers, from the refinance of the property on schedule of real estate owned on loan application.	07/11/2019: See attached fully executed HUD 1 settlement date XX/XX/XX with proceeds of $XXX,XXX to borrower. Please Clear.	07/16/2019: Lender provided HUD1 for refinance of borrower's departing residence reflecting net proceeds of $XXX,XXX. Borrower had sufficient funds to close when net proceeds were included. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.26% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 56 months payment history with no late payments reported				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301228880	c0b0dd5a-7e48-4c1a-9b5b-ffbee132eb47	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing from loan file. Additionally, the loan file does not contain documentation reflecting the date of the initial CD or when it was provided to Borrower. No cure.	07/16/2019: Please see attachment	07/17/2019: Lender provided verification of receipt of CD 3 days prior to consummation. Condition cleared.07/15/19: Lender provided the initial CD. Please provide evidence of receipt. Condition maintained.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301218072	cc9ea2b9-8ba1-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The Borrower's years employed in the line of work/profession is missing from the final application (1003).	7/16/19 JG Please rescind this condition as it is immaterial since he's been on his current job for 15.33 years.	07/29/2019: Missing information sourced from other file documents. Loan will be graded a B07/18/2019: Audit reviewed the Lender Rebuttal, and has determined that the although this is not a regulatory or guideline requirement, the client’s statement of work requires the completeness of the 1003. Missing data in a field would be considered incomplete. Condition remains.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 18.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.07% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301218072	e6b870f7-8ba1-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Evidence of the payment, balance and owner of the account for liability #3 listed on the final application is missing. Additional conditions may apply.	7/16/19 XX Please rescind this as it is on the credit report.	07/18/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 18.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.07% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301217905	defa3919-2fa3-e911-bdd2-f4e9d4a75ba2	20		QM/Non-HPML		Credit		Failure to obtain AUS Results	The Final AUS is missing the bottom of page 6.	07/14/2019: 7/14/19 See attached full AUS	07/16/2019: Lender provided all pages of AUS. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786 Years in Field Borrower has 8 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301218070	49013eb4-92a2-e911-bdd2-f4e9d4a75ba2	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	07/17/2019: XX - Please see the attached Condo Questionnaire.	07/17/2019: Lender provided condo questionnaire. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 3.11 months reserves, loan qualified with 34 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.34%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301237494	1e2aff7e-c538-4df5-b4e5-ceee12454d33	3227		QM/Agency Safe Harbor		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file. No Cure.	08/15/2019: Please see attachment	08/16/2019: Lender provided initial CD. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.40 months reserves General Comp Factor 1 Years Self Employed Borrower has 10 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301237494	b24260ac-84c3-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/21/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.40 months reserves General Comp Factor 1 Years Self Employed Borrower has 10 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227960	b8850cd3-4e9f-e911-bdd2-f4e9d4a75ba2	10		QM/Non-HPML		Credit		Failure to obtain 2nd lien note	Second lien Note not provided.	07/23/2019: pls see attached, pls clear	07/23/2019: Audit reviewed attachment. Lender provided a copy of the second lien Home Equity Line of Credit Agreement & Disclosure statement for the subject property. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745 Years in Field Borrower has 22 years in Field Disposable Income is higher than guideline minimum Disposable income is $X,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301220450	0e2daf8e-fca5-436d-9926-127dc03700f0	3168		QM/Non-HPML		Compliance		Revised LE provision timing requirement to consummation not met	Missing evidence of borrower receipt of Re-Disclosed Loan Estimate 4 business days prior to consummation. The Re-Disclosed Loan Estimate is dated XX/XX/XXXX and was acknowledged on XX/XX/XXXX, not meeting the timing requirements to consummation. No cure.	07/23/2019: The Electronic Delivery Consent that was signed by the borrower on X/XX/XX and included in the loan file covers all electronic documents issued during the course of the loan transaction. pls rescind, thank you	07/24/2019: Audit reviewed Lenders response. Exception rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301220150	4725a7ff-0aa4-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial Closing Disclosure in file is dated XX/XX/XXXX The disclosure history found in file shows the initial closing disclosure was provided to borrower on XX/XX/XXXX, however, a copy of this CD was not in the loan file. No Cure.	07/19/2019: please see attached7/18/2019: please see attached	07/22/2019: Lender provided Initial CD. Exception cleared.07/19/2019: No document provided for review. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 185 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99+ months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301220150	170559c4-04a4-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	The Borrower's income is required to be documented with copies of signed tax returns for the last two years. The loan file contains XXXX tax return and extension for 2018. Copy of the Borrower's XXXX tax return is required to fulfill QM requirements.		07/18/2019: Audit reviewed lenders rebuttal, Borrower is a wage earner so the tax transcripts for XXXX are acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 185 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99+ months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301250322	ccfb8e04-e7a7-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The Guidelines reflects a maximum allowable DTI of 43.00%. Due to the improper calculation of income and debts, the actual DTI is 45.95%. The Lender did not use the updated Credit Report dated XX/XX/XXXX to calculate the Co-Borrower's XXXX account.		07/26/2019: Audit reviewed Lender's rebuttal, After review of the DU the required reserves of $XXXX were required to pay for the XXXX account per DU. Verified reserves show sufficient to cover the XXXX account. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750 Reserves are higher than guideline minimum UWGuides require 1 month reserves, loan qualified with 2.10 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.0%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301250322	b37e1f07-2eb7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.	08/06/2019: Please see attachment	08/06/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #15 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750 Reserves are higher than guideline minimum UWGuides require 1 month reserves, loan qualified with 2.10 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.0%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219325	b46e027a-5ca2-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing Complete AUS results. Asset section missing.	7/14/19 See attached full AUS.	07/17/2019: The complete AUS was provided. Exception cleared.07/16/2019: Audit reviewed Lenders response, however; the FUNDS section is cut off. Exception remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.50 months reserves Years in Field Borrower has 15 years in Field Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301225842	0735d82c-b69d-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial Closing Disclosure is noted on the Tracking disclosure as sent and acknowledged by borrower, however is missing from the loan file. Additional conditions may apply.	07/17/2019: please clear this condition the initial CD is attached	07/17/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.20 months reserves Years on Job Borrower has 11.83 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301225842	335a6a12-b59d-e911-bdd2-f4e9d4a75ba2	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	07/17/2019: Please rescind the condition.This is a detached condo a condo questionaire is not required	07/17/2019: Audit reviewed AUS, as well as XXXX requirements, and has determined that the AUS line item #25 does NOT require a project review for this detached property located in a condo project. XXXX reflects that a detached unit in a new or established condo project waives the project review. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.20 months reserves Years on Job Borrower has 11.83 years on job.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301225842	9f223027-b59d-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Missing income documentation: Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing 2 year history for bonus income.	07/18/2019: Please rescind this condition. Both Borrower have been employed at their current employer over 2 years. Both Borrower are salary employees with Bonus pay. which is evident in the amount of pay received and type of pay listed on paystubs. The Underwriter backed in the Bonus pay. see attached income worksheets,	07/18/2019: Audit re-analyzed bonus income, and has determined that sufficient evidence via paystubs and two years W2s verifies bonus income. The cumulative income on the W2s support the earning trends of this type of income. Documentation meets QM and Program requirements for bonus income. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.20 months reserves Years on Job Borrower has 11.83 years on job.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301225842	4753080b-b59d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing review appraisal, CU score 2.6		07/09/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.20 months reserves Years on Job Borrower has 11.83 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219402	d2f7dfd8-1ba7-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from borrowers departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	07/19/2019: XX - Please see the attached Final Sale Settlement Statement for XXXX XXXXXXXXX XXX.	07/19/2019: Audit reviewed executed/true & certified Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	Years on Job Borrower has 11 years on job LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.89% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.8 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234956	16f41a21-2da3-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Disclosure tracking on page 544 and 546 reflect Closing Disclosures not located in the loan file.	07/21/2019: please see attached	07/22/2019: Lender provided CD's dated XX/XX and XX/XX and disclosure tracker verifies borrower's receipt 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268160	5e0115da-04af-e911-abc7-f4e9d4a75a52	3296		QM/Agency Safe Harbor		Compliance		Closing Disclosure document error	The secondary financing reflected in section H of the final Closing Disclosure should be reflected in section K. Provide corrected CD and letter of explanation to the Borrower.		7.25.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 33.72% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 62.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 34.71				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301268160	413f5413-04af-e911-abc7-f4e9d4a75a52	822		QM/Agency Safe Harbor		Credit		Assets are not sourced/seasoned	The statement for account #2 on final application reflects a deposit of $XXX,XXX and $XX,XXX. There is no evidence in the file documenting the source of the deposit.	7/31/19 XX: Please rescind. This is a refinance transaction and XXXX does not require large deposits to be sourced or documented	08/01/2019: Audit reviewed Lender's response and the full copy of the AUS and has determined the AUS does not required verification of large deposits. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 33.72% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 62.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 34.71				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301268160	a893cf59-04af-e911-abc7-f4e9d4a75a52	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/31/19 XX: Please rescind and see attached	08/01/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 33.72% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 62.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 34.71				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268160	56772ec7-02af-e911-abc7-f4e9d4a75a52	992		QM/Agency Safe Harbor		Credit		Invalid AUS	The AUS (DU) in file is incomplete. The Summary of Findings section on page 1 of DU is incomplete.	7/31/19 XX: Please rescind and see attached	08/01/2019: Lender provided AUS reflecting summary of findings for page 1. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 33.72% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 62.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 34.71				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301268160	447a9378-03af-e911-abc7-f4e9d4a75a52	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Borrowers XXXX Schedule E reflects a property which is not reflected on the final loan application under the Schedule of Real Estate section. Need disposition of property. Additional findings may apply.	7/31/19 XX: Please rescind and see attached loan integrity report. This shows that the schedule E property was sold in XXXXXX XXXX by the borrowers.	08/01/2019: Lender provided verification property was sold by borrower. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 33.72% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 62.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 34.71				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268160	8eb9b0f9-02af-e911-abc7-f4e9d4a75a52	920		QM/Agency Safe Harbor		Credit		Missing Note	Note for second lien is missing from the file.	08/05/2019: Please rescind and see attached	08/05/2019: Audit reviewed executed HELOC, and has determined that documentation submitted is deemed acceptable. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 33.72% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 62.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 34.71				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268160	dcb172ab-98b8-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcripts dated XX/XX/XXXX reflected on DU.		08/09/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 33.72% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 62.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 34.71				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268160	c74eca70-05af-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 4.1.		07/29/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 33.72% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 62.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 34.71				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301221439	7bd179b0-c99d-e911-bdd2-f4e9d4a75ba2	1740		QM/Non-HPML		Compliance		Missing Mortgage Rider	Missing Second Home Rider	07/16/2019: pls see attched rider which was included in original upload, pls rescind	07/17/2019: Lender provided Second Home Rider. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766 Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259212	fb669e45-46aa-e911-bdd2-f4e9d4a75ba2	3227		QM/Agency Safe Harbor		Compliance		Missing Closing Disclosure / CD Not in File	Missing the consummation Closing disclosure.		08/09/2019: Lender provided the Consummation/Closing CD. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 13.17 years FICO is higher than guideline minimum Loan qualified with a 720 fico Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259212	f6bba7e4-45aa-e911-bdd2-f4e9d4a75ba2	992		QM/Agency Safe Harbor		Credit		Invalid AUS	Lender excluded two authorized user accounts from the DTI, need evidence supporting they are not joint with the XXXXXXX or updated AUS due to DTI > 45%. Additional conditions may apply
8/20/19 XX Please clear this condition based on the new AUS and 1008. The Borrower's bonus income is now averaged and the ratios are 41.24% with the two debts added.8/14/19 XX Please reconsider rescinding this condition with regard to an authorized user account per the below XXXXXX XXX guidelines that states these requirements do not apply if underwritten through DU. It is attached.8/5/19 XX Please rescind this condition. Per XX : The following tradeline(s) were identified by XX as disputed by the borrower. Because XX issued an Approve recommendation when including the disputed information in the credit risk assessment, no further action is necessary. (XXX XX XXXX)

08/21/2019: Audit reviewed Lender's response and updated AUS with 1008 and has determined DTI is within tolerance with added income including all debts.  Condition cleared.08/15/2019: Audit reviewed Lender's response and documentation provided and has determined borrower and borrower's XXXXXXX are both on the loan.  The credit report reflects the co-borrower, which is the borrower's XXXXXXXX, as an authorized user on the account and reflects the accounts belong to App1 which is the borrower.  Please provide verification both accounts can be excluded from debt calculation. Condition remains.08/09/2019: Audit reviewed Lender's rebuttal and has determined there are 2 accounts listed on the credit bureau as authorized user accounts for co-borrower.  XXXXX joint account ending in XXXX with a balance of $X,XXX which is item #4 and XXXX joint account ending with XXXX with a balance of $X,XXX which is item #5 on the credit report.  Verification these accounts are not joint with the borrower is required to exclude from the debt calculation. Trended data on both accounts show they belong to borrower.  Please provide verification these debts do not belong to the borrower and can be excluded from the debt calculation.  Condition remains. 08/09/2019: Audit reviewed Lender's response and has determined the 2 authorized used user accounts not included were the XXXXX with account balance of $XXXX and XXXX with account balance of $XXXX.  These accounts show as co-applicant is the authorized user and are showing under the borrower for the trended data.  Need verification these were not joint with XXXXXX or updated AUS due to when including the 2 debts results in a DTI of 45.70% which is greater than the AUS DTI of 44.65%.  Condition remains.08/06/2019: Audit reviewed Lender's response and has determined the 2 authorized used user accounts not included were the XXXXX with account balance of $XXXX and XXXX with account balance of $XXXX.  Need verification these were not joint with XXXXXXXX or updated AUS due to when including the 2 debts results in a DTI of 45.70% which is greater than the AUS DTI of 44.65%.  Condition remains.
												Years in Primary Residence Borrower has resided in subject for 13.17 years FICO is higher than guideline minimum Loan qualified with a 720 fico Years in Field Borrower has 20 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301259212	2ad8abea-45aa-e911-bdd2-f4e9d4a75ba2	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Missing Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file	TH 8/9/19: Please see attached close out letter for the XXXXXXXXXXXXXX HELOC.	08/12/2019: Lender provided HELOC Closure letter. Exception cleared.	Years in Primary Residence Borrower has resided in subject for 13.17 years FICO is higher than guideline minimum Loan qualified with a 720 fico Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301233467	2538d472-28ae-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA report Cu risk 2.7		07/26/2019: A CDA provided reflecting a value of $X which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10 months reserves DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301283962	f872058d-f7c0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/21/19 XX: Please see attached	08/22/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 59.52% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.65% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301225046	1ed4c034-4ea3-e911-bdd2-f4e9d4a75ba2	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	A credit report for the borrower was not provided.	07/19/2019: XX - Please see the attached Credit Report	07/30/2019: Audit reviewed Lenders response, Lender provided the statement for the new XXXXX auto. Condition cleared.07/22/2019: Audit reviewed Lenders response, however; please provided documentation for new debt disclosed on credit Inquiry Letter for XXXXX Auto XXXXX. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.54% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 Years on Job Borrower has 7.83 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301225046	998948d2-4da3-e911-bdd2-f4e9d4a75ba2	1620		QM/Non-HPML		Credit		Failure to obtain gift documentation	Borrower received gift funds for down payment from the sale of a property. Evidence of The Final Closing CD/final Settlement statement not provided as per guideline requirements.	07/19/2019: XX - Please see the attached copy of the wire transfer that was sent with the initial loan delivery docs. The final Settlement Statement for the sale would not be required. Please rescind this condition.	07/22/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.54% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 Years on Job Borrower has 7.83 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301225046	64ffcc77-4da3-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided. 2 Most recent Years personal Tax returns are required in order for the loan to be classified as a Qualified Mortgage	07/19/2019: XX - Tax Returns are not required. Our borrower is a W2 wage earner, and rental income is not being used. Please rescind this condition.	07/22/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.54% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 Years on Job Borrower has 7.83 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301225836	0519fcac-34a8-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.		07/19/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227027	ce71d0c3-0acd-4782-be92-9b9813a91b16	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $X,XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.	07/30/2019: XX - We are using taxes as listed on the Title Commitment: $XXXX.XX in general taxes + $XXXX.XX in supplemental taxes. Please see the attached Title Commitment. The amount on the Final CD is correct. Please rescind this condition.	07/31/2019: Audit reviewed Lender's response and documentation provided and has determined tax used by Lender was correct. Condition cleared.7/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $X,XXX.XX in disposable income Full Documentation Loan is a Full Documentation loan. Years in Field Borrower has 16 years in the field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227027	89028d3d-8ea3-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	The Co-Borrower's income is required to be documented with evidence of 2 years stable income. The loan file contains the most recent year W2. Copies of the Co-Borrower's prior year W2 is required to fulfill guidelines and QM requirements.
07/30/2019: XX- Our loan application was taken in XXXX XXXX. A W2 is only required from the prior year, which would be XXXX. The XXXX W2 was attached to my previous response and was also provided with the initial loan delivery docs. Please rescind this condition.07/19/2019: XX - The co-borrower has been with her current employer since XXXX as evidenced on the VVOE that was provided with the initial loan delivery docs. A W2 is only required to be provided from the most recent year, which would be XXXX. The XXXX W2 was already provided with the initial loan delivery docs as well. Please rescind this condition.
											07/30/2019: Audit reviewed Lender's response and has determined the co-borrower was not qualified with commission or bonus income; therefore, prior years W2 was sufficient to meet QM requirements. Condition rescinded.07/22/2019: Audit reviewed Lenders response, however; Please provide prior years W2 as 2 years documentation is required to fulfill guidelines and QM requirements. Exception remains.	Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $X,XXX.XX in disposable income Full Documentation Loan is a Full Documentation loan. Years in Field Borrower has 16 years in the field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301226922	c463ad70-d930-4ba5-9c5e-d419b5319ab4	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. No Cure	07/24/2019: Please see attached revised cd/lox which was included in the original credit upload.Please rescind	07/24/2019: Audit reviewed Lender's response and the PCCD correcting the missing license ID. Non-material per SFIG guidance, loan will be graded a B for all agencies.07/22/2018: The Lender issued a Post Closing Disclosure correcting the error. Loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301226922	c5cb46d6-7cac-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/23/2019: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301226911	36a259a3-a3a1-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing Lenders calculation of property taxes for subject property. Lenders reflects monthly taxes of $XXX.XX which does not equal 1.25% of sales price. Based on 1.25% of sales price, monthly taxes are $XXX.XX; title reflects $XXX.XX.	07/12/2019: XX - Taxes were calculated based on the purchase price ($XXX,XXX) x the millage rate (1.13616%) = $XXXX.XX + $XXXX.XX in special assessment taxes. Please see the attached tax bill that was sent with the initial loan delivery docs. Please rescind this condition.	07/16/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.50 months reserves Years on Job Borrower has 12.17 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301226911	24283437-a4a1-e911-bdd2-f4e9d4a75ba2	1205		QM/Non-HPML		Credit		Missing Purchase Contract	All addendums to the purchase contract were not provided. Missing addendum to purchase contract increasing sellers credit from $XX,XXX to $XX,XXX.XX signed by all parties to the transaction.		07/12/2019: Invalid finding. The seller credit increased on the final CD which is a benefit to the borrower and warrants no finding.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.50 months reserves Years on Job Borrower has 12.17 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227040	6762b294-b4a4-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/15/2019: The AVM report value of $X,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301238254	21a31e31-daa9-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 5.		07/24/2019: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301236005	cb2f046e-59a3-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	The XXXXXXXX Anti-Predatory Compliance Certificate is missing from the loan file.	07/24/2019: pls see attached, pls clear	07/25/2019: The XXXXXXXX Anti-Predatory Compliance Certificate. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.52% FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 808				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301236005	03024ab0-5da3-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The years the borrower has been on his job is missing. Additional conditions may apply.	07/19/2019: XX - This field would not be applicable as future income is being used. Please rescind this condition.	07/22/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.52% FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 808				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227536	728d2fd9-1ca4-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing Lenders calculation of monthly property taxes in the amount of XXX.XX Additional conditions may apply.		07/23/2019: Audit reviewed Lenders rebuttal, Lender provided the estimated tax document for XXXX. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.60% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789 Years in Field Borrower has 18 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272423	ae2d7c1c-a6c2-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for the co-borrower is greater than 10 days prior to note date but less than 30 days.	8/22/19 XX: Please rescind. UWM has a variance that allows for VVOE's to be dated within 30 days of the note date	08/23/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception downgraded. This finding is deemed non-material and graded B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726 Years in Field Co-borrower has 10 years in field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.11%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301272423	9d02eb97-a5c2-e911-abc7-f4e9d4a75a52	853		QM/Non-HPML		Credit		Failure to Obtain Second Lien Note	Second lien Note not provided.	08/22/2019: please see attached, pls clear	08/22/2019: Audit reviewed executed Second Lien Note, and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726 Years in Field Co-borrower has 10 years in field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.11%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272423	bf196bde-a5c2-e911-abc7-f4e9d4a75a52	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence #1 on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply. Estimate in the file.	8/22/19 XX: please see attached	08/23/2019: Lender provided HUD settlement statement for departing property. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726 Years in Field Co-borrower has 10 years in field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.11%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259201	227496bf-2aae-458a-9afd-04eeabad4411	3329		QM/Agency Safe Harbor		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	7/31 pls see attached seller cd, pls clear	07/31/2019: Audit review of the Lender's documentation provided deemed acceptable, condition cleared.	FICO is higher than guideline minimum : UW Guides require FICO of 680 loan qualified with FICO of 805 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 47 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 50.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259201	fa43ad0d-57aa-e911-bdd2-f4e9d4a75ba2	919		QM/Agency Safe Harbor		Credit		Missing verbal verification of employment	Missing verbal verification of employment for borrower, no more than 10 business days prior to the note date.	08/07/2019: XX 8/8/19: Please see attached.	08/09/2019: Lender provided VVOE. Variance to DU feedback/guideline approved for lender by XXX. This finding is deemed non-material and graded B for all agencies. Exception downgraded.	FICO is higher than guideline minimum : UW Guides require FICO of 680 loan qualified with FICO of 805 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 47 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 50.80 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301236004	0969c565-3022-4abc-ac87-5235ef5c816e	3168		QM/Non-HPML		Compliance		Revised LE provision timing requirement to consummation not met	The re-disclosed LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation.		07/23/2019: Audit reviewed Lender response, Lender provided documentation of the e-signed dated. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.32% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301236004	cca0b2d8-d8a3-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/22/2019: XX - Please see the attached VOB approval.	07/30/2019: Audit reviewed Lenders response, Lender provided documentation of the lender's employee name and title that verified the Schedule C business for both borrowers. Condition cleared.07/22/2019: Audit reviewed Lenders response, however; please provide information for the co-borrowers employment (The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information). Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.32% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301236004	9ce5c02c-28b7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU		08/08/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #19 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.32% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301229792	e2928bc6-2ba3-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	The employment verification provided for both borrowers' is incomplete. The Verification of Employment was provided for both borrowers, however the verification is missing the lender's employee position.	7/18/19 XX Attached please find the screen shots of who completed the VVOE and their position.	07/19/2019: Audit reviewed evidence for VOE document source and has determined that Lender provided internal screen shot verifying date employment was verified by employee. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.40% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301229792	1a3f5f45-2ba3-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided. 2 Years Executed Personal Tax Returns are required in order for the loan to be classified as a Qualified Mortgage.	7/18/19 XX Please rescind this as salaried employed income does not require Tax Returns.	07/18/2019: Audit reviewed lender’s rebuttal and original loan file. AUS requires W-2 from prior year and paystub within 30 days of application date or WVOE. Acceptable documentation provided in loan file. AUS and QM requirements have been met. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.40% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301251902	5921d1f5-8e8b-4cc6-ad7b-c434ec7a75cf	3169		QM/Agency Safe Harbor		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. No cure.	08/12/2019: please see attached disclosure history that shows the borrower received XX/XX/XXXX XX. 07/23/2019: please see attached	08/15/2019: Audit reviewed Lenders response, Lender provided the Disclosure history showing that the initial closing disclosure was received and e-signed 3 days prior to consummation. Condition cleared.08/13/2019: No document uploaded for review. Condition remains.07/23/2019: Audit reviewed initial CD, and has determined that sufficient evidence was NOT provided reflecting initial CD was viewed and/or acknowledged at least 3 days prior to consummation. Condition remains.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301234929	888be697-e2a3-e911-bdd2-f4e9d4a75ba2	91		QM/Non-HPML		Credit		Failure to obtain Purchase Contract	Missing addendum to the purchase contract for the seller credit.	07/17/2019: Please see the attached Purchase Agreement Addendum containing the seller concessions. This was sent with the initial loan delivery docs. Please rescind this condition.	07/17/2019: Audit reviewed the executed (by all parties) Addendum to the Sales Contract, and has determined that the Seller credit reflects same credit on the Final Closing Disclosure. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 794. Reserves are higher than guideline minimum UW Guides require =1 months reserves, loan qualified with 7.80 months reserves. Years Self Employed Borrower has 13.08 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301233608	47a07785-07b3-e911-abc7-f4e9d4a75a52	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $XXX.XX reflected on final Closing Disclosure does not correspond with the monthly tax amount of $XXX.XX on the tax bill and title report. Provide third party evidence of tax calculation. Additional conditions may apply.	07/31/2019: XX 8/1/19: Please rescind. This is a new construction so we would calculate the taxes off of the millage rate listed on the tax bill of 1.567% of the purchase price. $XXXXXX*.01567=$X,XXX.XX/12=XXX.XX/mo	08/01/2019: Lender provided property Tax calculation. Exception cleared.	Years on Job Borrower has 21 years on the job Reserves are higher than guideline minimum UW Guides require 2 months reserves; loan qualified with 31.60 months reserves Years in Primary Residence Borrower has 10 years in Primary residence				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301233608	879c462d-dfb2-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	2 yrs Tax Transcripts not provided as required by client.	07/31/2019: XX 8/1/19: Please rescind. We are only using W2 wages in order to qualify the borrower, no self employment or rental income. Transcripts would not be required in this case.	08/01/2019: Updated guidance received. Exception cleared.	Years on Job Borrower has 21 years on the job Reserves are higher than guideline minimum UW Guides require 2 months reserves; loan qualified with 31.60 months reserves Years in Primary Residence Borrower has 10 years in Primary residence				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301235531	42b9d7d7-15a7-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file. No Cure.	Please see attached ICD, please clear. thank you	07/26/2019: Audit reviewed the initial Closing Disclosure provided and reviewed the Disclosure Tracking in original file page 79. Borrower e-signed the initial CD on XX/XX/XXXX. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234009	e7f36baa-08af-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA / AVM was not provided. CU score 3.		08/02/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.07/26/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has a variance which is greater than maximum tolerance variance threshold of 10%. Review appraisal required.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301238149	f13dfef0-8ddb-4709-aca0-8e8268189d41	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	08/05/2019: pls see attached rev cd lox which was included in original upload, pls rescind	08/06/2019: Lender provided same PCCD with State license ID of the Settlement Agent corrected. Exception remains downgraded.07/29/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies. 07/23/2013 Post CD cured missing State License ID#.	No Mortgage Lates Borrower has no Mortgage Lates within the last 36 reporting months. Years on Job Borrower has 38 years on the job. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 829. Years in Primary Residence Borrower has been in the primary residence for 40 years.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301238149	eaf6609d-deaf-e911-abc7-f4e9d4a75a52	915		QM/Non-HPML		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing 2 consecutive months’ investor portfolio statements.	7/30/19 XX: Please rescind. Per XXXX guidelines, when stock and mutual fund assets are being used, only the most recent monthly statement is required. We have one month of verified investor portfolio statements on file.	07/31/2019: Audit reviewed lender's rebuttal and original loan file. AUS requires statements to cover 2 months. However, bank statement, page 15 of 40 reflects year to dated information XX/XX/XXXX-XX/XX/XXXX. Condition rescinded.	No Mortgage Lates Borrower has no Mortgage Lates within the last 36 reporting months. Years on Job Borrower has 38 years on the job. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 829. Years in Primary Residence Borrower has been in the primary residence for 40 years.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301241714	780965d1-c0ac-e911-abc7-f4e9d4a75a52	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The Guidelines reflects a maximum allowable DTI of 43.00%. Due to the improper calculation of income, the actual DTI is 43.26%. The lender did not address an increase in the borrower's income of >25%. W-2's do not support the current paystubs, additionally, the borrower is an educator, unable to determine if borrower is paid 10 or 12 months.	7/26/19 XX: Please see attached and clear. Borrower's income has been updated to a 10 month salary and there is no increase to be concerned with. Excluding the XXXXXXXXX XXXX #XXXX credit card due to being paid in full prior to closing. Per the credit report, the credit card has a balance of $XX,XXX as of XX/XX/XXXX. That same month, on XX/XX/XXXX, there was a $XX,XXX payment to XXXX Card (found on page 380). This evidences that the credit card balance was paid in full and can be excluded. Please see the attached AUS, 1003, and 1008 with a DTI of 39.42%.	07/29/2019: Audit reviewed Lender's response and updated 1008, 1003 and AUS and has determined after re-calculating income and debt with the new information provided by Lender the updated DTI is within tolerance. Condition cleared.	FICO is higher than guideline minimum Client Overlay minimum FICO is 680, loan qualified with 765 FICO No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months' payment history with no late payments reported Years on Job Borrower has 13 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301241714	bb5cb551-2bad-e911-abc7-f4e9d4a75a52	1457		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	The final 1003 is missing the years employed in line of profession for both borrower and co-borrower.		Issue Resolution: 07/23/2019: Missing information sourced from other file documents. Loan will be graded a B	FICO is higher than guideline minimum Client Overlay minimum FICO is 680, loan qualified with 765 FICO No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months' payment history with no late payments reported Years on Job Borrower has 13 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301268143	ff4fa72d-c442-45d6-bff9-49edf517294d	3169		QM/Agency Safe Harbor		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	08/12/2019: please see attached	08/13/2019: Lender provided verification of borrower's receipt of initial CD 3 days prior to consummation. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301291565	151ca00c-1bba-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/14/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #14 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.37% No Mortgage Lates Credit report verifies 24 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286163	edeff14a-b7b4-e911-abc7-f4e9d4a75a52	701		QM/Agency Safe Harbor		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower.		08/01/2019: Variance to DU feedback/guideline approved for lender by XXX.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.28% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifies with FICO of 727. CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.47%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259183	8623821d-7cac-e911-abc7-f4e9d4a75a52	1		QM/Agency Safe Harbor		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.		08/15/2019: Audit reviewed Lenders response, Lender provided the Final Seller Settlement statement evidencing the seller paid fees. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298965	7947dfba-0dc5-e911-abc7-f4e9d4a75a52	4		QM/HPML		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 32%. Due to the miscalculation of debt, the actual DTI is 35.57%. The lender used the incorrect amount of $XXX.XX for the subject property taxes vs. the actual amount of $XXX.XX.	8/26/19 XX: Please see attached AUS	08/27/2019: Lender provided updated AUS. DTI is within tolerance of updated AUS maximum DTI. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.57% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 707				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301298965	25546181-07c5-e911-abc7-f4e9d4a75a52	701		QM/HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower. The VVOE is dated within 30 days of the note date	8/26/19 XX: Please rescind. UWM has a variance that allows for VVOE's to be dated within 30 days of the note date	08/27/2019: Variance to DU feedback/guideline approved for lender by XXX Non-material finding, loan will be graded a B.08/22/2019: Variance to DU feedback/guideline approved for lender by XXX.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.57% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 707				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301298965	5b131c89-56cb-e911-abc7-f4e9d4a75a52	1659		QM/HPML		Credit		Ineligible Transaction	Loan classified as HPML due to rate spread test failure.	09/24/2019: Please see attached - Please rescind, HPML is allowed	09/25/2019: Client will now accept HPML loans, all other requirements met. Condition Cleared.09/24/2019: Audit reviewed the lender rebuttal and found no attachment to download. Condition remains.09/18/2019: Cleared in error. APOR 3.8% + 1.5% = 5.3%. Actual APR 5.921% a difference of 0.621%. Condition remains.09/18/2019: Audit manually calculated HPML rate spread. APOR 3.8% + 2.5% = 6.3% threshold. Actual APR 5.921%. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.57% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 707				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301298965	a12532eb-0dc5-e911-abc7-f4e9d4a75a52	992		QM/HPML		Credit		Invalid AUS	Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 32%. Due to the miscalculation of debt, the actual DTI is 35.57%. The loan does not meet criteria for Temporary Qualified Mortgage.	8/26/19 XX: Please see attached AUS	08/27/2019: Lender provided updated AUS. DTI is within tolerance of updated AUS maximum DTI. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.57% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 707				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301298965	276d0863-e7c4-e911-abc7-f4e9d4a75a52	1195		QM/HPML		Credit		Missing Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	08/26/2019: Please see attached. All condo conditions and reviews were performed by members of our condo/project team	08/26/2019: Audit reviewed the Lender screen shot with regards to Project Review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.57% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 707				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292187	505743af-d3c4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided	8/26/19 XX: Please see attached	08/27/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727 Years in Field Borrower has 14 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 73.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292187	065d26a6-44c4-e911-abc7-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. XXXX Signed business returns not provided.	8/29/19 XX: please see attached8/26/19 XX: Please rescind and see page 210 of the submission package	08/28/2019: Lender provided signed signature page for XXXX business tax returns. Condition cleared.08/27/2019: Audit reviewed Lenders response, however, Please provide XXXX Signed business returns. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727 Years in Field Borrower has 14 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 73.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292187	ee80fe85-d2c4-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. XXXX Signed returns not provided.	8/29/19 XX: please see attached8/26/19 XX: Please rescind and see page 210 of the submission package8/27/19 XX: Please see attached 8/26/19 XX: Please rescind. This is located on page 209 of the submission package	08/28/2019: Lender provided signed signature page for XXXX personal tax returns. Condition cleared.08/27/2019: Audit reviewed Lenders response, however, Please provide XXXX Signed personal returns. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727 Years in Field Borrower has 14 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 73.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292187	528839bf-d2c4-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by client.		08/26/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #17 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727 Years in Field Borrower has 14 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 73.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291564	901ea21b-6cb9-e911-abc7-f4e9d4a75a52	793		QM/Agency Safe Harbor		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. DU Required a limited review, additional conditions may apply.
08/22/2019: Please see attached screenshot showing that Project Assistant XXXX XXXX completed the limited review on XX/XX/XXXX and all necessary documents were reviewed. XX 8/16/19: Please rescind. The appraisal provides us with all of the necessary information for a limited review as well as the master policy provided showing sufficient coverage and the LOX from the management company showing there is no litigation located on page 219. XX 8/14/19: Please rescind. Please see XXXXXX XXX B4-2.2-01: Limited review process. A questionnaire would not be required on a limited review. XX 8/12/19: Please rescind. This would not be required as the LTC/HCLTV is 80% on a primary transaction. We would not require a full review in this case.

08/22/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.08/19/2019: Audit reviewed the Lender Rebuttal, and has determined that the Client requires verification that the condo is acceptable according to XXXX Provide confirmation that the condo warrantability was addressed, as we do not perform condo project approvals. An Appraisal is not valid evidence that the condo is warrantable. A condo questionnaire, origination UW statement, or any other document that shows the limited review was complete would be sufficient to satisfy this condition. Exception remains.08/15/2019: Audit reviewed Lender's response and has determined a limited review is acceptable.  Please provide verification of limited review approval.  Condition remains.  08/13/2019: Audit reviewed Lender's response and has determined the AUS requires a limited review.  Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.95% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 708 Years in Field Borrower has 13 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301251719	cfedc465-80ac-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing tax returns with schedules to support the 2106 employee business expense losses listed on final application for borrower.	XX 7/26/19: Please see attached tax transcripts showing the unreimbursed expenses in XXXX.	07/29/2019: Lender provided borrower's XXXX and XXXX transcripts verifying the 2106 employee business expenses in XXXX. Condition cleared.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 69.96% CLTV. Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 69.2 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 798 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301251719	b5b585f7-75aa-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 3.8		07/24/2019: A CDA provided reflecting a value of $X.XXX.XXX which is a X% variance. Variance within acceptable tolerance. Condition cleared.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 69.96% CLTV. Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 69.2 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 700, loan qualified with a 798 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301254160	cf373ccd-c2ac-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	7/29/19 XX: Please rescind. The XXX HELOC was paid off with a refinance in XXXX (page 162 in the submission package). Per a credit report pulled XXXXXXXX XXXX (beginning page 204), the XXX HELOC was reporting as closed and we also have the title commitment supporting the fact that the HELOC is no longer open on the property.		07/29/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with .50 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 41.26% FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 807				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301251168	d68159e8-a8a8-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 5.	07/18/2019: CDA	07/18/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a X% variance. Variance within acceptable tolerance. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241264	5109331f-81e9-473b-9cf1-5a47ad562579	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The closing disclosure provided is dated and signed the same day as consummation.	07/30/2019: Please see attachment	07/30/2019: Lender provided document tracking, Initial CD and Interim CD. Exception cleared.	Years on Job Borrower has 16 years on job Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 26.7 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 40.82%				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301241264	90527f80-16ae-e911-abc7-f4e9d4a75a52	1457		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	The final application provided does not indicate the borrower's employer's phone number.	07/26/2019: See Attached-	07/29/2019: Lender provided completed final 1003. Condition cleared.07/24/2019: Missing information sourced from other file documents. Loan will be graded a B	Years on Job Borrower has 16 years on job Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 26.7 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 40.82%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241264	76eb375f-16ae-e911-abc7-f4e9d4a75a52	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	07/26/2019: Jumbo guidelines- We do not require a project review on 2 to 4 unit condo's- See Project specialist comment attached. Please rescind.	07/29/2019: Audit reviewed Lender's response and has determined the property is a 4 unit project and the AUS reflects a condo project consisting of only 2 to 4 units does not require a project review. Condition rescinded.	Years on Job Borrower has 16 years on job Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 26.7 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 40.82%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301281209	e003d1b3-cfbe-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/16/19 XX: Please clear and see attached	08/19/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years in Field Borrower has 11 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.2 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281209	deb79016-d0be-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	The Borrower's income is required to be documented with a current pay stub, dated no earlier than 30 days prior to application and the most recent year W2. The loan file contains a pay stub dated greater than 30 days prior to the application date and most recent year W2. Copies of the Borrower's recent pay stub dated within 30 days of application is required to fulfill guidelines and QM requirements.	8/16/19 XX: Please rescind. UWM has a variance that allows for paystubs to be dated within 4 months of the note date. The paystub on file meets this requirement	08/19/2019: Variance to DU feedback/guideline approved for lender by XXX. Non-material finding, loan will be graded a B.	Years in Field Borrower has 11 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.2 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301283961	1ab0a888-cdc5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for coborrower.	XX 8/26/19: Please see attached showing senior underwriter XXXXX obtained and cleared the VOB.	08/27/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.95% Reserves are higher than guideline minimum UW Guides require 3.13 months reserves, loan qualified with 11 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301283961	ee60f67a-cdc5-e911-abc7-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided for XXXX and XXXX.	XX 8/26/19: Please see attached signed returns.	08/27/2019: Lender provided XXXX/XXXX signed business returns. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.95% Reserves are higher than guideline minimum UW Guides require 3.13 months reserves, loan qualified with 11 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301283961	e96df481-cdc5-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided for XXXX and XXXX.	XX 8/26/19: Please see attached signed personal and business returns.	08/27/2019: Lender provided XXXX/XXXX signed personal returns. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.95% Reserves are higher than guideline minimum UW Guides require 3.13 months reserves, loan qualified with 11 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301283961	26c24e19-6eca-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.	09/05/2019: please see attached	09/05/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #16 was validated by said documentation submitted. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.95% Reserves are higher than guideline minimum UW Guides require 3.13 months reserves, loan qualified with 11 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259178	b3964a29-6f7c-4a49-8844-f9fd4a1f22aa	3217		QM/Agency Safe Harbor		Compliance		CD Document does not match actual calculated values for Estimated Escrow	*** Added exception based on documentation received: The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be SX,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	08/23/2019: Please see attachment	08/23/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Years on Job Borrower has 8.5 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.56%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259178	c6a75fb3-4a78-4410-9f5b-f136df1e25b7	3218		QM/Agency Safe Harbor		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	*** Added exception based on documentation received: The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years #1 - #30 $X,XXX.XX. The calculated payment amount is (Years #1 - #30 $X,XXX.XX. The lender’s Insurance is incorrect. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	08/23/2019: Please see attachment	08/23/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Years on Job Borrower has 8.5 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.56%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259178	0fa2cc20-1f5d-4d0e-8885-5588b1fd8a84	3295		QM/Agency Safe Harbor		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	*** Added exception based on documentation received: The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the Insurance vs. the actual amount of $XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation and proof of delivery.	08/23/2019: Please see attachment	08/23/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Years on Job Borrower has 8.5 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.56%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259178	e32e48ae-d2ba-e911-abc7-f4e9d4a75a52	3250		QM/Agency Safe Harbor		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	*** Added exception based on documentation received: The final CD is completed in error for required data under the Escrow Account section, page 4 of 5. Provide corrected CD, letter of explanation and proof of delivery.	08/23/2019: Please see attachment	08/23/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Years on Job Borrower has 8.5 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.56%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259178	ce03d9bb-46aa-e911-bdd2-f4e9d4a75ba2	854		QM/Agency Safe Harbor		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property #A located on XXXX Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage. Additional conditions may apply.	8/6/19 XX: Please rescind. For conventional loan files, rental income can be documented through the most recent year of tax returns, which we have on file. #13 in the AUS findings supports this as well	08/07/2019: Audit reviewed Lender's response and has determined the loan was a conventional loan underwritten to the AUS and would not be subject to QM requirements. The AUS required the tax returns or current lease agreement. The tax returns were in the loan file. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Years on Job Borrower has 8.5 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.56%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301259178	2dac5a39-46aa-e911-bdd2-f4e9d4a75ba2	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Lender to confirm hazard invoice for $X,XXX.XX covers insurance payment for both residential buildings on subject property. Additional conditions may apply.	8/8/19: Loan was updated with the correct premium. Please clear and see attached AUS, 1003, and 1008. Loan is still eligible 8/6/19 XX: Please rescind. We have insurance policies on file that cover XXXX XXXXX as well as XXXXX XXXXX. Since the subject property is a 2 unit dwelling, both units are covered.	08/09/2019: Lender provided corrected 1008, 1003 and AUS with correct Insurance amount. Other conditions added (In escrow). Exception cleared.08/07/2019: Audit reviewed Lender's response; however, the invoices for both units reflect a total premium of $XXXX.XX annually or $XXX.XX. Lender used premium amount of $XXX.XX which appears to be only for 1 unit. Provide verification the monthly premium for both units were $XXX.XX. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Years on Job Borrower has 8.5 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.56%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259178	f7135f40-48aa-e911-bdd2-f4e9d4a75ba2	914		QM/Agency Safe Harbor		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing 2 year history of verified employment for co-borrower.	8/6/19 XX: Please rescind. For conventional loan files, the signed 1003 is sufficient to document employment history and only the most recent year of W2 forms are required. The fully executed 1003 for the co-borrower verifies her employment history. It is only for XXXXXXXXXX and Jumbo loans where the employment must be documented further	08/07/2019: Audit reviewed Lender's response and has determined the loan was a conventional loan underwritten to the AUS and would not be subject to QM requirements. The VVOE in the loan file met AUS requirements. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Years on Job Borrower has 8.5 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.56%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301267914	0e906acd-6ec2-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Misc Fee 1Affordable housing fee in Section H should be reflected in Section C and the Misc fee explained. Provide corrected CD and LOE to the borrower.		08/19/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301241702	b21b53aa-1aae-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has a variance which is greater than maximum tolerance variance threshold of 10%.		07/26/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301251717	d4bfd5cb-f3ac-e911-abc7-f4e9d4a75a52	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 113.20 months reserves Years on Job Borrower has 4.83 years on job FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301291554	c3b1cf7a-8fac-44a0-8450-24442c74484f	2853		QM/HPML		Compliance		Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for qualified mortgage due to DTI exceeds guidelines.	XX 8/13/19: Please rescind. Please see page 563 showing that the XXXXXXX got XXXX XXXX X XX, XXXXX in the XXXXXXX XXXXXX then the mortgage statement on page 132 showing that the XXX mortgage is attached to this property supporting the exclusion of this property.	08/16/2019 Audit re-analyzed loan file, and has determined that REO #2 does not belong to the borrower at this time, as evidenced by pages 159 and 565 of the original loan file. Condition rescinded. 08/14/2019: Audit reviewed Lenders response, however; the debt for REO#2 (XXXX XXXXXXXXX XX) is not included in Lender DTI. Exception remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 47.20 months reserves Years in Field Borrower has 30 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 74.34%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301291554	a79ec5b6-e7b9-e911-abc7-f4e9d4a75a52	4		QM/HPML		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 35.31%. Due to the improper calculation of debts, the actual DTI is 43.94%.	XX 8/13/19: Please rescind. Please see page 563 showing that the XXXXXXX got XXXX XXXX X XX, XXXXX in the XXXXXXX XXXXXX then the mortgage statement on page 132 showing that the XXX mortgage is attached to this property supporting the exclusion of this property.	08/16/2019 Audit re-analyzed loan file, and has determined that REO #2 does not belong to the borrower at this time, as evidenced by pages 159 and 565 of the original loan file. Condition rescinded. 08/14/2019: Audit reviewed Lenders response, however; the debt for REO#2 is not included in Lender DTI. Exception remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 47.20 months reserves Years in Field Borrower has 30 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 74.34%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301291554	a6036798-55cb-e911-abc7-f4e9d4a75a52	1659		QM/HPML		Credit		Ineligible Transaction	Loan classified as HPML due to rate spread test fail.		09/25/2019: Client will now accept HPML loans, all other requirements met. Condition Cleared.09/18/2019: Cleared in error. APOR 3.87% + 1.5% = 5.37%. Actual APR 5.583% a difference of 0.213%. Condition remains.09/18/2019: Audit manually calculated HPML rate spread. APOR 3.87% + 2.5% = 6.37% threshold. Actual APR 5.583%. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 47.20 months reserves Years in Field Borrower has 30 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 74.34%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301242358	ab32c2e5-a1a9-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	The AUS in file is missing the Mortgage Information section on page 1.	07/26/2019: Attached find Du results with Mortgage Information Please Clear.	07/29/2019: Lender provided Full copy of AUS results. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.17% No Rental Lates UW Guides require 0 months reserves, loan qualified with 8.70 months reserves Years in Field Borrower has 11 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301260937	d13fe49f-5bbf-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/16/19 XX: Please clear and see attached	08/19/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.78% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260937	b5bdff7d-5bbf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CU Score is 4.		08/16/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.78% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272460	8b0b75e0-d4c4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/27/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 56.48% Years Self Employed Borrower has 14.33 years Self Employed Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21.00 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290905	1879ae06-bdc3-e911-abc7-f4e9d4a75a52	854		QM/Non-HPML		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property #5 located on Schedule of Real Estate Owned section of final application. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.	XX 8/21/19: Please see attached lease agreement and extension.	08/22/2019: Audit review of the current lease/rental agreement provided for rental property #5 located on Schedule of Real Estate Owned section of final application deemed acceptable, condition cleared.	Years on Job Borrower has 9.08 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.51% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287163	79d86135-54ca-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	09/03/2019: please see attached	09/03/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.35% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 174 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291552	babf8220-17ba-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcripts received as reflected on DU.		08/14/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #17 was validated by said documentation submitted. Condition cleared.	Years Self Employed Borrower has 9 years Self Employed Years in Primary Residence Borrower has resided in subject for 15 years No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260955	14db06ae-2dcb-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point for business A on the Schedule E was not provided.	9/3/19 XX- Please see the attached VOB approval for Business A from Schedule E (XXXXXXXXX XXXX XXXXXXXXX XXX).	09/04/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 767. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 213 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260955	2544cb41-4bcb-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. XXXX Transcripts not provided.	09/12/2019: Please rescind. Only the most recent year of tax transcripts are required for the XXXXXXXXXXXX loan program	09/12/2019: Audit reviewed the XXXX Tax Transcript evidence located on page 241, and has determined AUS item #15 was fulfilled. Condition rescinded.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 767. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 213 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301247657	68d73671-43b2-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/30/19 Please see attached the second bullet for the VOB	07/31/2019: Audit review of the source of the information obtained and name and title of Lender's employee who obtained the information deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.48% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.50%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301247657	d16b5b53-43b2-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	2 yrs Tax Transcripts not provided as required by client.	7/30/19 XX Please rescind this. I sent a request to XXX to rescind this as tax transcripts are not required for this program.	7/31/2019: Received updated guidance from Client. Tax transcripts are not required if not utilized in AUS findings. Condition cleared.07/30/2019: Received XXXX tax transcripts. XXXX reflects no record return filed. Per direction from Client, 2 years are required. Missing XXXX tax transcripts. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.48% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.50%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301247657	be6d6661-14b2-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 3.0.		07/30/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.48% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.50%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260954	a2b6d238-4fc8-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/29/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 9.5 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifes 22 months payment history with no lates Full Documentation Full documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259959	63b561e8-14c5-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.	09/04/2019: please see attached08/28/2019: please see attached	09/05/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #19 was validated by said documentation submitted. Condition cleared.08/28/2019: Audit was unable to download document due to error, file damaged and could not be repaired. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.20% Years in Primary Residence Borrower has resided in subject for 20 years No Mortgage Lates No mortgage lates				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301250320	2183260b-e00e-4fb4-9baa-093a808b7a8e	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated same date as closing. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	07/26/2019: Please see attached	07/26/2019: Audit reviewed initial CD dated XX/XX/XXXX, and has determined that said document was provided at least 7 days prior to consummation. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.69%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775. Years Self Employed Borrower has 11 years Self Employed.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301250320	3bb8747d-6cad-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules when a Borrower is employed by family. Signed returns not provided.	7/29/19 XX: Please see attached.	07/30/2019: Lender provided 2 yrs signed and dated personal tax returns. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.69%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775. Years Self Employed Borrower has 11 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286152	d1217789-5db4-e911-abc7-f4e9d4a75a52	701		QM/Agency Safe Harbor		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower. Verification provided in the loan file is dated XX/XX/XXXX, which is not within 10 days of the Note date.		08/01/2019: Variance to DU feedback/guideline approved for lender by XXX.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 46.67%. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286152	083cc25c-5db4-e911-abc7-f4e9d4a75a52	15		QM/Agency Safe Harbor		Credit		Failure to obtain Hazard Insurance Declaration	The effective date of the hazard policy is after the Note date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.		08/01/2019: Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 46.67%. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301261063	17c96f78-5dce-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU risk score of 4.		09/06/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803 LTV is lower than guideline maximum UW Guides maximum LTV of 90%, loan qualified with LTV of 80% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291545	f1343e09-35f2-4b61-af61-e5d7686c9643	2852		QM/Agency Safe Harbor		Compliance		Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX, the maximum Points and Fees permitted under QM, by $X,XXX.XX.		08/16/2019: Audit reviewed Lender response, Lender advised to review QM document in file, audit reviewed QM document and verified points and fees as bona fide from the QM sheet. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.10 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301291545	0d66acb8-1bba-e911-abc7-f4e9d4a75a52	992		QM/Agency Safe Harbor		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects $XXX,XXX loan amount vs. actual $XXX,XXX loan amount.	XX 8/13/19: Please see attached AUS findings with the correct loan amount.	08/14/2019: Lender provided updated AUS. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.10 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301291545	7fa07577-17ba-e911-abc7-f4e9d4a75a52	2788		QM/Agency Safe Harbor		Credit		Missing Executed Personal Tax Returns	Per guidelines, Self-employed consumers must provide the following information: signed individual tax returns, with all applicable tax schedules for the most recent year. Signed XXXX returns not provided.	XX 8/13/19: Please see attached XXXX transcripts in place of signed personal returns.	08/14/2019: Lender provided tax transcripts in lieu of signature on tax returns. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.10 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291545	a56034b8-18ba-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	CDA Report not provided in file. CU Risk Score is 4.2	08/09/2019: CDA	08/12/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.10 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301251122	fa5e4e36-dbaf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		07/30/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289544	83285358-0fc5-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Copy of XXXX Transcripts not provided.	09/12/2019: Please rescind. Only the most recent year of tax transcripts are required for the nationwide loan program	09/12/2019: Audit reviewed the XXXX Tax Transcript evidence located on page 394, and has determined AUS item #18 was fulfilled. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.65% FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 796 Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 14.6 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301259923	3b21d9b3-a9c3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/22/19 XX: Please see attached	08/23/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.64% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.49%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291541	8155629a-2fb9-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		08/08/2019 – The AVM report value of $XXX,XXX.XX, to appraisal value of $XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260133	a1355ec3-59bf-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by AUS guidelines was not provided for co-borrower.	XX 8/16/19: Please rescind. UWM has a variance stating that verbals are good for 30 days. We have a verbal dated XX/XX/XXXX which would be within 30 days of our closing date of XX/XX/XXXX.	08/19/2019: Audit reviewed Lenders response, however; Variance to DU feedback/guideline approved for lender by XXX and will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717 Years on Job : Borrower has 4.42 years on job Full Documentation The loan is full documentation				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301260133	1605be8e-5abf-e911-abc7-f4e9d4a75a52	853		QM/Non-HPML		Credit		Failure to Obtain Second Lien Note	Second lien Note not provided.	XX 8/16/19: Please see attached.	08/19/2019: Lender provided the second lien deed along with the final Alta Statement, both signed and dated. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717 Years on Job : Borrower has 4.42 years on job Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260133	6f03c930-5bbf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 3		08/16/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717 Years on Job : Borrower has 4.42 years on job Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290548	694efdf8-1fc4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 8/22/19: Please see attached.	08/23/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 63.80% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 65.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290548	04c96495-91c3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score is 3.3		08/23/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 63.80% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 65.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291537	3a1d3fae-44b9-e911-abc7-f4e9d4a75a52	914		QM/Agency Safe Harbor		Credit		Missing income documentation	The Borrowers income is required to be documented with pension awards letter. The loan file contains no income documentation. Copies of the Borrower Pension awards letter or source of retirement income and consistent receipt for the most recent two month. Documentation is required to fulfill guidelines and QM requirements. Additional conditions may apply.	XX 8/12/19: Please rescind. See page 159 showing the borrower's pension award letter.	08/13/2019: Audit reviewed Lender's response and has determined the pay statement for the retirement is in the loan file. Condition rescinded.	No Mortgage Lates ) verifies 48 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.58% FICO is higher than guideline minimum : UW Guides require FICO of 784, loan qualified with FICO of 784				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301280719	0e4833a2-53c0-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	The verification of business is missing from the file.		08/21/2019: Audit reviewed the VOB and evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.30 months reserves Years in Field Borrower has 10 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301280719	d9fcefb2-56c0-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Missing Executed Personal Tax Returns		08/21/2019: Audit reviewed Lender's response, Lender provided the signed XXXX/XXXX personal tax returns. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.30 months reserves Years in Field Borrower has 10 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260131	fa8124f6-e4c4-e911-abc7-f4e9d4a75a52	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and mortgage.	08/27/2019: Please rescind this condition based on the attached tax information that was submitted with the original file. The number on the appraisal is the CAD account number and the number on the mortgage is the GEO ID.	08/27/2019: Audit reviewed Tax Certificate, and has determined that the Appraisal reflects account number, whereas Mortgage reflects the GEO ID number. Both numbers identify as the same property. Condition cleared.	Years in Field Borrower has 17 years in field. FICO is higher than guideline minimum Lender Guides require FICO of 700, loan qualified wit hFICO of 796. Disposable Income is higher than guideline minimum UW Guides require no disposable income, borrower qualified with $X,XXX.XX in disposable income.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301260131	bbcf9e30-f4c4-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close.	08/27/2019: Please clear the condition with the CD for sale of present home.	08/27/2019: Audit reviewed executed/true & certified Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	Years in Field Borrower has 17 years in field. FICO is higher than guideline minimum Lender Guides require FICO of 700, loan qualified wit hFICO of 796. Disposable Income is higher than guideline minimum UW Guides require no disposable income, borrower qualified with $X,XXX.XX in disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301261399	85435ead-4bc3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau, which is required for the loan to meet criteria for Qualified Mortgage.	08/27/2019: Attached please find the VOB for the second bullet point.
08/27/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.08/23/2019:  Received license.  Requirements for verifying self-employment:  • The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided.  Condition remains.
												CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70.88% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 11.9 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301261399	14df4ba7-4bc3-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns for XXXX not provided. In addition, no evidence of a request for extension for filing XXXX returns was provided.	8/22/19 XX Please clear this based on the XXXX Tax Transcripts and the XXXX extension. Please note the XXXX extension was on page 176 of the upload.	08/23/2019: Received XXXX extension and XXXX tax transcripts. Signed/dated XXXX tax returns provided in original file. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70.88% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 11.9 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259825	10e89e2e-23c0-e911-abc7-f4e9d4a75a52	909		QM/Non-HPML		Credit		Missing AUS results	The AUS (DU) in file is incomplete. Missing all information under the "Funds" section. Additional conditions may apply.		08/21/2019: Audit reviewed Lender response, Lender provided the complete AUS. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.20% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.98% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301300583	a5487e9b-92cd-e911-abc7-f4e9d4a75a52	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	The credit report dated XX/XX/XXXX associated with AUS was not provided.	9/4/19 XX: please see attached	09/05/2019: Lender provided credit report dated XX/XX/XXXX. Condition cleared.	Full Documentation Full documentation loan Years on Job Borrower has 29 years on job CLTV is lower than guideline maximum Loan qualified with a 65% CLTV				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300583	f521c44e-93cd-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA report. CU risk score 2.8		09/04/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Full Documentation Full documentation loan Years on Job Borrower has 29 years on job CLTV is lower than guideline maximum Loan qualified with a 65% CLTV				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290348	2268f744-51c4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrowers’ business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/28/19 XX Please clear this based on the attached VOB.8/26/19 XX Please clear the condition based on the attached VOB.	08/29/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared. 08/27/2019: Audit reviewed Lenders response, however; no documents were attached. Exception remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 765 Reserves are higher than guideline minimum Loan qualified with 47.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301280955	1dfe78db-99c3-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	The VVOE's for the borrower and co-borrower were found in the loan file, however they were dated > 10 days < 30 days.		08/20/2019: Variance to DU feedback/guideline approved for lender by XXX.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.86% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.64% FICO is higher than guideline minimum UW Guides require FICO of 700, borrower qualified with FICO of 780				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301280955	4b703d80-9ac3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 5.0		08/22/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.86% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.64% FICO is higher than guideline minimum UW Guides require FICO of 700, borrower qualified with FICO of 780				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293994	c32e596e-c1ca-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for borrower.	09/03/2019: Please clear this based on the attached VOB.	09/03/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.16% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 27.70 months reserve FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293579	af436aa3-f3c4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/27/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require ed no months reserves, loan qualified with 56 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years Self Employed Borrower has 7.25 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293579	958237e2-3ac4-e911-abc7-f4e9d4a75a52	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Copy in file is not executed/marked final. Additional conditions may apply.		08/27/2019: Received executed Seller CD verifying sale of property and netting sufficient cash to close. Condition cleared.	Reserves are higher than guideline minimum UW Guides require ed no months reserves, loan qualified with 56 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years Self Employed Borrower has 7.25 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268451	ea65cf51-4f2b-4e29-8000-cce1b40bb7c8	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final closing disclosure contact information section is incomplete. The Settlement agents license ID is missing. Cure provided on post consummation CD.		08/30/2019: Post Consummation CD provides a cure. This finding is deemed non-material under SFIG and rated a B	FICO is higher than guideline minimum Loan qualified with a 804 FICO Years in Field Borrower has 7.25 years on job Full Documentation Full documentaiton loan				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301268451	ac01e315-36cb-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The VVOE is > 10 days, but < 30 days for the borrower.	9/11/19 XX: Please rescind. UWM has a variance that allows for VVOE's to be dated within 30 days.	09/12/2019: Audit reviewed Lenders response, however; Variance to DU feedback/guideline approved for lender by XXX. Exception remains downgraded.08/30/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies	FICO is higher than guideline minimum Loan qualified with a 804 FICO Years in Field Borrower has 7.25 years on job Full Documentation Full documentaiton loan				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301268451	0d3baeb6-35cb-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU	9/11/19 XX: Please rescind. Per the AUS findings transcripts were not ordered for this file and they are not required due to only using paystub/w2 income	09/12/2019: Received updated guidance from Client. Tax transcripts are not required if not utilized in AUS findings. The AUS did not require tax transcripts, Condition Cleared.	FICO is higher than guideline minimum Loan qualified with a 804 FICO Years in Field Borrower has 7.25 years on job Full Documentation Full documentaiton loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260751	acb437d0-07c8-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is > 10 days and < 30 days prior to note date.		08/30/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.08/26/2019: Variance to DU feedback/guideline approved for lender by XXX	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with $X,XXX.XX months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813 Years in Field Borrower has 17 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301260751	c6f2286e-08c8-e911-abc7-f4e9d4a75a52	1		QM/Non-HPML		Credit		General Credit Exception	The Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.	08/30/2019: Please see attached policy with effective date of XX/XX/XXXX. Please clear condition	08/30/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Finding deemed non-material, loan will be graded a B for all agencies.08/26/2019: This finding is deemed non-material with a final grade of a “B”	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with $X,XXX.XX months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813 Years in Field Borrower has 17 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286128	376a4cda-ebd7-4177-8076-32bd92385867	3165		QM/Non-HPML		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. No Cure - Missing document not provided.		08/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286128	9438ae0c-d2c5-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 2.9		08/26/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291480	4ec5af8e-a3c7-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing executed HELOC Closeout letter.		08/29/2019: Received executed HELOC closure letter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 67.53% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.31% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 69.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291480	10b08a8c-a1c7-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal Missing. CU Score 2.6.		08/27/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 67.53% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.31% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 69.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267908	c8614a51-a3c2-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 8/22/19: Please see attached showing senior underwriter XXXXXX obtained and cleared the VOB.	08/23/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.13% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 30.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267908	a22c2289-9fc2-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts for XXXX not provided.		08/23/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.13% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 30.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267906	4843cd6e-f8c4-e911-abc7-f4e9d4a75a52	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $XXX.XX is reflected on final 1008 and 1003, however the tax amount does not correspond with the monthly tax amount of $XXX.XX on the appraisal report and preliminary title report or 1.25% of the purchase price. Provide evidence of tax calculation. Additional conditions may apply.		08/28/2019: Received air bill, explanation letter and post consummation CD. Taxes are calculated at 1.25% of sales price. Condition cleared. Loan will be rated a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 56.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.69% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301267906	f1caeb99-d8c4-e911-abc7-f4e9d4a75a52	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	8/26/19 XX- Please see the attached Final Sale Settlement Statement for the sale of XXXX XXXXXXXXX XXXX XXXXXX.	08/27/2019: Lender provided Final Settlement Statement for departing property. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 56.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.69% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286125	e2591b90-aac9-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Final CD Section H reflects a Home Warranty Fee that is missing the payee. This fee should reflect as being paid directly to the service provider.	09/09/2019: please see attached	09/09/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.08/28/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 59.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.03% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286125	a0b59241-1fc9-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.	9/12/19 XX: Please see attached	09/13/2019: Audit reviewed the Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close, condition cleared.08/29/2019: Settlement statement provided in from June XXXX when the borrower purchased the departing residence. Please provide signed or certified settlement statement verifying the sale of the home, lien paid and netting sufficient cash to close. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 59.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.03% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281206	03e11de7-8a8c-4eba-aeec-a9d773f6ff53	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing initial Closing Disclosure.		08/22/2019: Received initial, executed closing disclosure. Timing requirement met. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.92% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 811 Years in Field Borrower has 22 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281206	225b5f41-fcbd-e911-abc7-f4e9d4a75a52	906		QM/Non-HPML		Credit		Missing hazard insurance declaration	Missing hazard insurance declaration; The effective date of the hazard policy is dated XX/XX/XXXX which is after the Note Date.		08/22/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient 08/12/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.92% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 811 Years in Field Borrower has 22 years in field.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301287039	ad18d9a2-73c3-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for both borrowers'. VVOE for both borrowers provided in the loan file are dated XX/XX/XXXX, which is not within 10 days of the note date.		08/20/2019: Variance to DU feedback/guideline approved for lender by GSE.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.45% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301293889	c176f2ab-e6c9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for borrower.		08/30/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 5.48 months reserves, loan qualified with 75.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293889	38989f1b-d0c9-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA not provided in file. CU Risk Score is 3.		08/30/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 5.48 months reserves, loan qualified with 75.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260747	5d43e746-d22e-4577-a511-d1b08191cea9	5		QM/Non-HPML		Compliance		3 day rescission period not provided	Right to Cancel provided in the loan file reflects an expiration date that is the same date as the disbursement date, not giving the Borrower a full 3 days rescission. TILA 130(b) - within 60 days of discovery. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	XX 9/4/2019 – Please see attached08/28/2019: Please see attached. The cancellation date on the RTC is X/XX and the disbursement date on final CD (see attached) is X/XX. Please rescind.	09/05/2019: Lender provided LOE, Mailing Label and PCCD with disbursement date corrected. Exception downgraded.08/28/2019: Audit reviewed executed closing CD issued XX/XX/XXXX, and has determined that a Funding CD was issued on XX/XX/XXXX reflects a disbursement date of XX/XX/XXXX. Provide corrected CD, letter of explanation and proof of delivery. Condition remains.	Years in Primary Residence Borrower has resided in primary residence for 13 years Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with 41.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796.				3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301259928	72bba7fc-60cb-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU Risk score is 4.		09/03/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286284	c669cbdf-c5be-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Loan Estimate dated XX/XX/XXXX reflects Estimated Cash to close of $XXX,XXX vs. the final CD reflects Estimated Cash to Close of $XXX,XXX. Provide corrected CD and LOE to the borrower.	08/23/2019: please see attached	08/23/2019: Audit reviewed e-signed initial LE dated XX/XX/XXXX, when it was provided and when the borrower accessed it, and has determined that sufficient evidence was provided reflecting LE was viewed and acknowledged at least 4 days prior to consummation. Condition cleared. 08/14/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 51% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.73% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 217.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286284	7b15d008-c4be-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for borrower.	8/15/19 XX: Please clear and see attached	08/16/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 51% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.73% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 217.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260718	f61742bd-59c3-e911-abc7-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed XXXX business returns not provided.		08/26/2019: Received signed/dated XXXX & XXXX 1120S tax returns. Condition cleared.	Years in Field Borrower has 32 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 57.28%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301280954	78e2aaaf-7bc3-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	8/22/19 XX Please clear this based on the attached close out letter.	08/23/2019: Lender provided HELOC closure letter. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 709 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.11% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 44.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301280954	9c80a547-7bc3-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.		08/23/2019: Audit re-analyzed AUS (#17), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 709 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.11% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 44.20 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301259719	ecdf0f6d-b7c2-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD signed & dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided. Removed the following finding:	08/27/2019: please see attached, pls clear	08/27/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.40% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 814 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 59.07%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259719	7b4ec2e6-a5c2-e911-abc7-f4e9d4a75a52	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	08/22/2019: Please rescind and see attached. The appraisal states the APN is XXX-XXX-XXX. The title commitment under schedule A (above the legal description)lists the APN/Parcel as XXX-XXX-XXX. The attached property profile also confirms the matching APN	08/22/2019: Audit re-analyzed documentation with APN numbers, and has determined that all pertinent documents reflect the same APN number. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.40% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 814 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 59.07%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301259719	9ec65088-b4c2-e911-abc7-f4e9d4a75a52	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note / Disbursement date. Please provide evidence of insurance effective at consummation to cure.		08/19/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and coverage is sufficient.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.40% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 814 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 59.07%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259719	458e1caf-b8c2-e911-abc7-f4e9d4a75a52	1375		QM/Non-HPML		Credit		Missing 1008 or Underwriter Approval	AUS/Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.		08/*19/2019: Variance to DU feedback/guideline approved for lender by GSE.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.40% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 814 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 59.07%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259719	d18dc7a3-9bc2-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk is 3.6		08/20/2019: A CDA provided reflecting a value of $X,XXXX,XXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.40% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 814 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 59.07%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259672	decdd4ef-cabe-e911-abc7-f4e9d4a75a52	1		QM/Non-HPML		Credit		General Credit Exception
Per Appendix Q; When a consumer vacates a principal residence in favor of another principal residence A properly executed lease agreement (that is, a lease signed by the consumer and the lessee) of at least one year’s duration after the loan is closed is required with obtain evidence of the security deposit and/or evidence the first month’s rent was paid to the homeowner. The consumer must also have a loan-to-value ratio of 75% or less, as determined either by: A current (no more than six months old) residential appraisal, or comparing the unpaid principal balance to the original sales price of the property. File is missing evidence of value for the departure residence to support 75% or < CLTV.
										8/23/19 XX Please clear this condition with the attached appraisal for XXXX XXXXXXXX for $XXX,XXX showing an $XXX,XXX value for 25% equity.	08/26/2019: Received exterior appraisal for departing residence verifying 26.51% equity. Condition cleared.08/16/2019: Audit reviewed lenders response, although rental income is not being used on XXX XXXXXXXX XXXX, however still need documentation for the departing residence of XXXX XXXXXXXX XXX, which rental income was used for. Missing proof of 25% equity. Condition remains.	FICO is higher than guideline minimum :UW Guides require FICO of 700, loan qualified with FICO of 741 Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 10.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.38%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259672	fb21fb2f-d7be-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Provide updated balance and payment for 2nd lien on REO # 1. Additional conditions may apply.	08/29/2019: Please rescind this. Please state where you think there was a HELOC withdrawal? Please see the attached screenshot of which assets we used and let us know where the discrepancy is.
08/29/2019: Audit re-analyzed all loan documentation, and has determined that the HELOC on the departure residence was evidenced by credit report for balance and payment. HELOC was NOT used for subject loan.  Assets were re-analyzed and are deemed acceptable. Condition rescinded. 08/26/2019:  Lender provided revised AUS, 1003 & 1008 utilizing payment of $XX/month which matches credit report. However, liquid assets total $XXX,XXX.XX and cash to close is $XXX,XXX.XX a difference of $XX,XXX.XX.  The HELOC was obtained 5/2019 and loan closed in August.  It appears funds from the HELOC were used for closing.  Please provide HELOC agreement verifying interest rate or updated statement verifying updated balance and payment.  Condition remains.08/16/2019: Audit reviewed Lender response, However the final 1003 indicates an additional LOC of credit with a payment of $XXXX, credit report for the HELOC is current showing a payment of $XX, please provide documentation of the additional $XXXX.  Condition remains.
												FICO is higher than guideline minimum :UW Guides require FICO of 700, loan qualified with FICO of 741 Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 10.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.38%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301275129	8625e9ba-ddc5-e911-abc7-f4e9d4a75a52	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The title fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The title service provider fees should be listed in section B of the CD. Provide corrected CD and LOE to the Borrower.	09/04/2019: please rescind condition as the PCCD provided includes the correction.	09/05/2019: Audit reviewed Lender's response and has determined the PCCD does reflect the title fees in section B. Non-material per SFIG guidance, loan will be graded a B for all agencies.08/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755 Years Self Employed Borrower has 7 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301275129	af06ea86-ddc5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/27/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755 Years Self Employed Borrower has 7 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275129	7f6630e1-dcc5-e911-abc7-f4e9d4a75a52	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		08/27/2019: Audit reviewed Lenders response, lender advised that XXXXXX XXX does not require when the entire project is between 2 and 4 units, audit reviewed XXXXXX XXX Guidelines and verified that a Condo questionnaire is not required for this project. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755 Years Self Employed Borrower has 7 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268393	e7314cc3-25c5-e911-abc7-f4e9d4a75a52	2794		QM/Non-HPML		Credit		Missing W-2	AUS (DU) require prior year W-2. XXXX W-2 not provided. Additional conditions may apply.	8/26/19 XX: Please rescind. We have a VOE in the file that breaks out all XXXX earnings for the borrower. A VOE is acceptable in lieu of a W2.	08/27/2019: Audit reviewed Lender's response and has determined the WVOE verifying YTD, XXXX and XXXX was in the loan file. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.90 months reserves DTI is lower than guideline maximum maximum DTI of 43%, loan qualified with DTI of 38.99% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301268393	208874f5-14c5-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk score 3.		09/04/2019: An Appraisal Review Short Form reflecting a value of $XXX,XXX.XX which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.90 months reserves DTI is lower than guideline maximum maximum DTI of 43%, loan qualified with DTI of 38.99% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268392	a79b2fef-6dca-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for the borrower. The verification in the loan file is dated XX/XX/XXXX, which is not within 10 days of the note date but within 30 days.	8/30/19 XX: Please rescind. UWM has a variance that allows for VVOE's to be dated within 30 days of the note	09/03/2019: Variance to DU feedback/guideline approved for lender by XXX. Non-material finding, loan will be graded a B.08/29/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, Loan qualified with CLTV of 62.25% FICO is higher than guideline minimum UW Guides require a FICO score 720 loan qualified with FICO of 747 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.95%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301268392	80ff6f39-c3ca-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	The Borrower's income is required to be documented with 2 year history. The loan file contains XXXX W2. Copy of the Borrower's XXXX W2 are required to fulfill guidelines and XX requirements.	8/30/19 XX: Please rescind. Items #13 and #14 of the AUS findings are only requiring the most recent year of W2 forms. Only base income is being used to qualify so a XXXX W2 or VOE would not be required	09/03/2019: Audit reviewed Lender's response and has determined the AUS requires YTD pay stub and prior years W2 which was in the loan file for both borrowers. The 2 year employment history was also in the loan file for both borrowers. The XXXX W2 would not be required for QM since the borrowers were both qualified using base income and the 2 year employment history was in the loan file. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, Loan qualified with CLTV of 62.25% FICO is higher than guideline minimum UW Guides require a FICO score 720 loan qualified with FICO of 747 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.95%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301259954	b418e771-0bc0-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file for both HELOCs.		09/06/2019: Received executed HELOC closure letter. Condition cleared.	Years in Field Borrower has 20 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.64%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291478	e017c6be-e2c4-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date and less than 30 days. The VVOE for each borrower is greater than 10 days and less than 30 days prior to note date.		08/22/201908/22/2019: Variance to DU feedback/guideline approved for lender by XXX. Loan will be rated a B for all agencies.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $12,862.71 in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712. Years on Job Borrower has 12 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301291478	f9b9ce13-e3c4-e911-abc7-f4e9d4a75a52	915		QM/Non-HPML		Credit		Missing asset documentation	The statement for account #X on final application reflects a deposit of $XX,XXX.XX There is no evidence in the file documenting the source of the deposit. Additional findings may apply.	8/26/2019: Please rescind this as the documentation of the savings plan loan is on page XXX and on of the upload.	08/27/2019: Audit reviewed lender’s rebuttal and original loan file. Source of deposit is 401K loan. Proceeds check dated X/XX page XXX, deposit to checking X/XX page XXX. 401K statement, page XXX, reflects loan. Condition rescinded.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $12,862.71 in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712. Years on Job Borrower has 12 years on job.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301291478	75cb67bc-c6c4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.		08/23/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $12,862.71 in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712. Years on Job Borrower has 12 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293887	39e9d53b-e9c8-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	The VVOE for borrower was found in the loan file, however it is dated > 10 days and < 30 days.		08/27/2019: Variance to DU feedback/guideline approved for lender by XXX.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.59% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290610	c738bbad-c8c2-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file is missing the Funds Section.	XX 8/22/19: Please see attached AUS findings showing the funds section.	08/23/2019: Lender provided copy of full AUS which included the funds section. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 113 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301290610	8dc8cf9f-c8c2-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	The AUS requires IRS transcripts. Transcripts not provided.		08/23/2019: Audit re-analyzed AUS (#19), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 113 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290610	b2ab3f7f-c8c2-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal Missing.		08/22/2019: A CDA provided reflecting a value of $XXX,XXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 113 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259952	9f0da03a-e5c4-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. HELOC Closure Letter in file is not executed by the borrower.	08/29/2019: Additional documentation should not be necessary. The Payoff Affidavit provided references the correct property address and states that any HELOC's will be paid in full and closed. The documentation is signed by the borrower as required.	08/29/2019: Audit consulted with Management, and has determined that executed Payoff Affidavit is deemed acceptable. Condition cleared. 08/27/2019: Audit reviewed payoff affidavit provided. It does not contain the name or loan number for the second lien holder. Final title reflecting no second lien will be an acceptable alternative. Condition remains.	Years in Field Borrower has 20 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 29.03% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 64.31%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275070	88bdd1f0-81ca-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided for the borrower's Schedule C business.
										09/03/2019: Please clear this condition based on the attached VOB.	09/03/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56% Years in Field Borrower has 12 years in Field Years in Primary Residence : Borrower has resided in subject for 6 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275070	07242f11-7bca-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU risk score of 4.4.		08/30/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56% Years in Field Borrower has 12 years in Field Years in Primary Residence : Borrower has resided in subject for 6 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281204	1546ccea-c1ca-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Flood Insurance Premium reflected in Section F of the final Closing Disclosure is missing the number of months collected.	9/5 XX please see attached, pls clear	09/06/2019: Lender provided PCCD and LOE. Non-material per SFIG guidance, loan will be graded a B for all agencies.08/29/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290346	1bba12cf-27cb-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Section F. Prepaids section of the final Closing disclosure does not list the number of months Flood Insurance were collected and is missing the name of the service provider. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. Provide a letter of explanation and re-disclosure of the correct information.	09/12/2019: please see attached revised cd/lox/tracking, please clear. thank you	09/12/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.08/30/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 762 FICO Years on Job Borrower has 9.75 years on job DTI is lower than guideline maximum UW Guides require 43% DTI, loan qualified with 22.33% DTI				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290346	1a4a971f-29cb-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX as reflected on Disclosure tracking report is missing from the loan file. Additional conditions may apply. No Cure.	9/4 XX please see attached, pls clear	09/05/2019: Lender provided CD dated XX/XX/XXXX. Condition cleared.	FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 762 FICO Years on Job Borrower has 9.75 years on job DTI is lower than guideline maximum UW Guides require 43% DTI, loan qualified with 22.33% DTI				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290346	6cb61e8f-a8ae-48eb-b89a-4a594fc8ca89	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE's do not reflect a fee for Title - Closing Preparation/Coordination with no resulting CoC for any subsequent disclosures. The final CD reflects a Closing Preparation/Coordination of $XXXX.XX resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	09/12/2019: As the borrower chose a provider on the Service Provider List, all title fees are subject to 10% tolerance resulting in a refund of $XXX.XX - see revised CD and refund check. Please clear	09/12/2019: Audit re-analyzed LE and final CD, and has determined that Loan Estimate (LE) fees plus recording fees total $X,XXX at 10% equals $X,XXX.XX. Closing Disclosure (CD) fees plus recording total $X,XXX.XX for a refund of $XXX.XX. Revised CD with refund, copy of refund check, Notification of Error and evidence of shipment were provided and are deemed acceptable. Loan will be rated a B.	FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 762 FICO Years on Job Borrower has 9.75 years on job DTI is lower than guideline maximum UW Guides require 43% DTI, loan qualified with 22.33% DTI				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290346	96393b82-2acb-e911-abc7-f4e9d4a75a52	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	All pages of the most original credit report was not provided. Please provide page X of credit report dated XX/XX/XXXX.	09/04/2019: Credit Report attached to the DU Findings is dated XX/XX/XXXX, which was sent with the initial loan delivery docs. Attached is page X of the XX/XX/XXXX Credit Report per your request. Please rescind this condition.	09/04/2019: Audit compared the two reports, and has determined that although the date on the bottom of the original report located on page XX reflects XX/XX/XXXX (page X of XX), the page one submitted with date XX/XX/XXXX on the bottom is the same report. Dates on bottom of the pages are the print dates NOT date of the actual Credit Report. Data matches, Condition cleared.	FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 762 FICO Years on Job Borrower has 9.75 years on job DTI is lower than guideline maximum UW Guides require 43% DTI, loan qualified with 22.33% DTI				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259950	25de62f0-b8c2-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided.		08/27/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295043	5dcab79e-f9c8-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	08/30/2019: please see attached	08/30/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757 Years Self Employed Borrower has 14 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260066	9f2fd2d1-4fc3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	An AVM was provided with a value with a variance of -11.56%. AVM not within acceptable tolerance. Please provide updated review.		08/26/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.99% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 758 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287027	2d28dc4b-f6c8-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower.		08/28/2019: Variance to DU feedback/guideline approved for lender by XXX.	Reserves are higher than guideline minimum UW Guides require one months reserves, loan qualified with 14.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.22% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290563	1798acf5-40cb-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	Guidelines required a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days but within 30 days prior to the note date.		08/30/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified 7.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301260072	a693126b-46cb-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date and within 30 days of note date.		08/30/2019: Variance to DU feedback/guideline approved for lender by XXX. Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 791 FICO Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.10 months reserves. Years on Job Borrower has 20.5 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301260072	2fb1f19d-4ccb-e911-abc7-f4e9d4a75a52	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #2 on the final application not provided. Provide documentation to support additional $XXX.XX taxes and insurance used by lender.	09/04/2019: Please see the attached taxes and insurance for REO #2 (XXX XXX XXXX). Both were sent with the initial loan delivery docs. Please rescind this condition.	09/04/2019: Audit re-analyzed the loan file, and has determined that taxes (pXXX), HOA (pXX) and HOI (pXXX) for REO #2 were located within the original loan file. Condition rescinded.	FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 791 FICO Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.10 months reserves. Years on Job Borrower has 20.5 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301275081	a38a5d66-15db-4f5f-a6f1-0a51e48369e4	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. No cure.	XX 9/12/2019 – Please see attached	09/13/2019: Lender provided the initial CD dated 7 days prior consummation, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.83% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794 Years in Field Borrower has 13 years in field.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301275081	ecd77f5e-aecd-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing Lenders calculation of property taxes for subject property.	9/4/19 XX: Please rescind. Page XXX of the submission package confirms the XXXX estimated annual taxes	09/05/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.83% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794 Years in Field Borrower has 13 years in field.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301260739	784ad89e-49c8-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	The Guidelines require a VVOE within 10 business days prior to the note date. The VVOE in file is dated >10 days prior to note date.		08/26/2019: Variance to DU feedback/guideline approved for lender by XXX.	Years on Job Borrower has 8.08 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.17% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286123	67d2cc55-5aaa-4308-a017-7551056a4a7e	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.	09/06/2019: Please review explanation - We consider the application date to be the earlier of the borrower's or MLO's signature which would be XX/XX/XXXX. Please clear condition.	09/06/2019: Audit re-analyzed initial documents, and has determined that Affiliated Business Disclosure was provided within 3 days of Application date. Condition rescinded. 09/03/2019: Exception is deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Years Self Employed Borrower has 11 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286123	117bb4d0-5ece-e911-abc7-f4e9d4a75a52	2907		QM/Non-HPML		Compliance		Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	09/06/2019: Please review explanation - We consider the application date to be the earlier of the borrower's or MLO's signature which would be XX/XX/XXXX. Please clear condition	09/06/2019: Audit re-analyzed initial documents, and has determined that Affiliated Business Disclosure was provided within 3 days of Application date. Condition rescinded. 09/03/2019: Exception is deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Years Self Employed Borrower has 11 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286123	0cb8d095-e4c2-466c-a9ee-646628c21480	2825		QM/Non-HPML		Compliance		ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXXand the Application date is XX/XX/XXXX..	09/06/2019: Please review explanation - We consider the application date to be the earlier of the borrower's or MLO's signature which would be XX/XX/XXXX. Please clear condition.	09/06/2019: Audit re-analyzed initial documents, and has determined that Appraisal disclosure was provided within 3 days of Application date. Condition rescinded.09/03/2019: Exception is deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Years Self Employed Borrower has 11 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286123	0f4e6ad8-a215-4438-b8ba-340aa2b24c77	2862		QM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application date is XX/XX/XXXX.	09/06/2019: Please review explanation - We consider the application date to be the earlier of the borrower's or MLO's signature which would be XX/XX/XXXX. Please clear condition	09/06/2019: Audit re-analyzed initial documents, and has determined that HUD Homeownership Counseling Disclosure was provided within 3 days of Application date. Condition rescinded.09/03/2019: Exception is deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Years Self Employed Borrower has 11 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286123	8a18912d-4e58-4599-908f-bb1d69419778	3164		QM/Non-HPML		Compliance		Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure once CD is issued.	09/06/2019: Please review explanation - We consider the application date to be the earlier of the borrower's or MLO's signature which would be XX/XX/XXXX. Please clear condition	09/06/2019: Audit re-analyzed initial documents, and has determined that initial LE was provided within 3 days of Application date. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Years Self Employed Borrower has 11 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286123	29239966-69ce-e911-abc7-f4e9d4a75a52	73		QM/Non-HPML		Credit		Failure to obtain Evidence of Self Employment	The tax return Schedule C’s in file indicated that the borrower is self-employed for at least 2 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.	09/06/2019: Please rescind. There is no positive income being used from the schedule C business so a VOB would not be required	09/06/2019: Audit reviewed the Lender Rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Years Self Employed Borrower has 11 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286123	d91e399d-6bce-e911-abc7-f4e9d4a75a52	824		QM/Non-HPML		Credit		Insufficient Reserves	3.7 mos. < 3.78 mos. required, per lender. Assets verified of $XX,XXX.XX, minus 30-day revolving debt account of $XX,XXX, minus cash to close of $XXX.XX = $XX,XXX.XX for reserves which is not sufficient for the subject property.	09/06/2019: Please rescind and see attached AUS findings showing that the file had enough verified assets for funds to close as well the reserve requirement.	09/06/2019: Audit re-analyzed assets/reserves, and has determined that assets are $XX,XXX.XX ($XX,XXX.XX +$XX,XXX.XX +$XX,XXX.XX) minus $XX,XXX (AUS #22 30 day account) equals TOTAL assets of $XX,XXX.XX. Cash to closing was $XXX.XX. Sufficient assets for reserves have been met. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Years Self Employed Borrower has 11 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301268388	f7777e53-33c4-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	The VVOE for borrower was found in the loan file, however it is dated > 10 days < 30 days.		08/21/2019: Variance to DU feedback/guideline approved for lender by XXX.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 96.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.65% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301268388	3afc101c-33c4-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing the required HELOC closure letter.		08/26/2019: Received executed HELOC closure letter. Loan number matches payoff statement. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 96.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.65% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260732	a7760ab8-85bf-e911-abc7-f4e9d4a75a52	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The name of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	8/23 XX Please see attached which was included in original upload, pls rescind	8/15/2019 : A Post Closing CD located in the loan file lists the Settlement Agent contact name. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301260728	765d1862-36c8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score is 4.0.		08/28/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287060	f9c09460-c641-4173-833e-a77b82e52645	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		08/29/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286122	2785baaf-3ccb-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The 8/20/19 CD is missing from the loan file. Disclosure history pg XXX shows an initial CD sent to borrower and e-signed X/XX/XX. No Cure.	XX 9/4/2019 – Please see attached	09/05/2019: Lender provided CD dated XX/XX/XXXX. Condition cleared.	Years Self Employed Borrower has 11.75 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report Years in Primary Residence Borrower has resided in subject for 4 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286122	d056a9c6-3acb-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	09/04/2019: Please see attached	09/04/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years Self Employed Borrower has 11.75 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report Years in Primary Residence Borrower has resided in subject for 4 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286122	092bee91-3acb-e911-abc7-f4e9d4a75a52	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	A credit report for the borrower was not provided. The Credit report in file does not match the credit report showing on DU.	09/04/2019: Please see attached	09/04/2019: Audit reviewed updated Credit Report as listed on AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Years Self Employed Borrower has 11.75 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report Years in Primary Residence Borrower has resided in subject for 4 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286122	13b98919-3bcb-e911-abc7-f4e9d4a75a52	5		QM/Non-HPML		Credit		Insufficient Credit Score	Credit score of 698 < 708 the minimum credit score required per lender/AUS guidelines.	09/04/2019: Please see attached AUS findings reflecting the 708 FICO	09/04/2019: Audit reviewed updated Credit Report as listed on the AUS, and has determined that FICO score on said report matches the AUS. Documentation submitted is deemed acceptable. Condition cleared.	Years Self Employed Borrower has 11.75 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report Years in Primary Residence Borrower has resided in subject for 4 years				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301286122	21523663-3ccb-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 3.4		09/04/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years Self Employed Borrower has 11.75 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report Years in Primary Residence Borrower has resided in subject for 4 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260918	d0816ba1-1fc8-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.		08/26/2019: Variance to DU feedback/guideline approved for lender by XXX.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 807 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.45% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 916.40 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301260935	5ec402a8-33cb-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	AUS in file reflects transcripts are required. Tax Transcripts were not provided.	09/05/2019: Please rescind. Transcripts were never ordered for this file (see AUS messages) and they are not required due to only using paystub/w2 income for qualification purposes	09/05/2019: Audit re-analyzed the AUS, and has determined that item number 18 confirms that tax transcripts were not required. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 44.12% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.21% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301260953	b1cdbfe3-ddc5-e911-abc7-f4e9d4a75a52	3122		QM/Non-HPML		Credit		Missing Written Verification of Employment	The CPA letter in the file is not dated.	9/17/19 XX: Please rescind. This is on page XXX of the submission package	09/18/2019: Audit re-analyzed the loan file, and has determined that said document was located on page XXX within the original loan file. The CPA letter in file is dated XX/XX/XXXX. Condition Rescinded.	LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 57.78% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 714 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 468.0 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301260953	2e73ab10-dec5-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the file.		08/26/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 57.78% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 714 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 468.0 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260952	6d1136f3-eabd-e911-abc7-f4e9d4a75a52	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, and mortgage.	8/16/19 XX - The mortgage contains the correct parcel ID XXXXXXXXXXXXXX. Please see the attached Property Profile which confirms this is the parcel ID and XXXXXXX is the parcel tax ID. The Title Commitment also references in the legal description that the tax parcel identification number was only listed for informational purposes. Please rescind this condition.	08/19/2019: Audit re-analyzed the APN numbers on all pertinent documents and has determined that the extra trailing digits are what is called a “check digit.” The computer does a math calculation of all the numbers in the assessor’s parcel number based on specific formula – if the answer to the math calculation matches the “check digit” the computer knows that the typist typed in the correct assessor’s parcel number combination. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.61% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.70 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301261060	197343fd-9cc9-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file.	09-04-19 XX Please see attachment	09/05/2019: Lender provided Initial CD. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301261059	f09c2afc-41c8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		08/29/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $21,518.02 in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 40.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286121	016b7f46-19c6-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date and less than 30 days. The VVOE for each borrower is greater than 10 days and less than 30 days prior to note		08/23/2019: Finding deemed non-material, loan will be graded a B for all agencies	Years on Job Borrower has 11 years on job Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with 84 months reserves Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $XXXX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301261056	68a0e224-a1a4-4492-b948-9ab4260ca68f	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $X,XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.	09/09/2019: please see attached, pls clear	09/09/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.08/27/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 65.00% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.93%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301261056	03fe7eb0-dec8-e911-abc7-f4e9d4a75a52	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD is completed in error required data under the Loan Disclosures section for the field titled Estimated Property Costs over Year 1. The Lender failed to recalculate the monthly taxes based on an updated sales price. Provide re-disclosed CD and letter of explanation.	09/09/2019: please see attached, pls clear	09/09/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 65.00% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.93%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301261056	95fb1b5e-e0c8-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.	8/28/19 XX Please rescind this condition as we are not using any self employed income to qualify the borrower. The XXXX company is 81.914% owned by Family Trust dated X/X/XXXX.	08/29/2019: Audit reviewed lender's rebuttal and income documents. Borrower has no personal ownership in business. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 65.00% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.93%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301261056	47b3fd2b-e0c8-e911-abc7-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	Hazard insurance effective date is after consummation date		08/29/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Finding deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 65.00% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.93%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301267036	818c68ba-8bca-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for Borrower or Co-Borrower.	09/03/2019: Please see attached.	09/03/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years Self Employed Borrower has 12 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.54%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301261055	4467889c-91c2-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Disclosure history on page XXX and XXX reflect two final CDs, The CDs are missing from the loan file.	9/17 XX please see attached X/X cd, please clear08/23/2019: See attached CD that was signed at closing.	09/18/2019: Lender provided CD dated XX/XX/XXXX. Condition cleared.08/23/2019: Audit reviewed CD dated XX/XX/XXXX, and has determined that said CD is deemed acceptable. HOWEVER, the CD dated XX/XX/XXXX reflected on page XXX is missing from the loan file. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301261054	38a910d6-dbc5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/26/19 XX- Please see the attached VOB approval	08/27/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.76%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301261053	e07f4c27-97ca-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	09/03/2019: Please clear this condition based on the attached VOB.	09/03/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.0 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.84% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Years Self Employed Borrowes have 22.67 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301261053	afe90251-97ca-e911-abc7-f4e9d4a75a52	2790		QM/Non-HPML		Credit		Missing Balance Sheet	The XXXX balance sheet was not provided. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	09/03/2019: Please rescind this condition as we have the XXXX Balance sheet and a XXXX Balance sheet would have no value and should not be needed.	09/03/2019: Audit reviewed the Lender Rebuttal, and has determined that Appendix Q only requires the YTD Balance Sheet which was provided within the original loan file. Prior year Balance Sheet is NOT required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.0 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.84% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Years Self Employed Borrowes have 22.67 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301261053	409f343a-98ca-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.0		08/30/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.0 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.84% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Years Self Employed Borrowes have 22.67 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268386	6e2b8125-d5c9-e911-abc7-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided for XXXX and XXXX.		08/30/2019: Received signed/dated XXXX & XXXX partnership tax returns. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 76.02% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268385	25f3078f-d5c8-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	HELOC Closeout letter in file is not executed.		08/28/2019: Received executed HELOC closure letter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.72% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763 Years in Field Borrower has 17 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301261347	7de3d1f6-63f3-4507-b1af-8ebb130ec7c0	1596		QM/Non-HPML		Compliance		Missing Right To Cancel Form	Right to Cancel form is missing from the file.	9/12 XX Agreed, recession has been re-opened ,please see attached, pls clear. thank you
09-18/2019:  Audit reviewed documentation submitted, and has determined that the Notification of error, reopened rescission, evidence of shipment and corrected RTC were provided. The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared and loan will be rated a B.  09-13-2019:   Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment and RTC was provided . Loan will be rated a B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on  XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains.
												No Mortgage Lates Borrower has 0x30 mortgage lates DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.66% Disposable Income is higher than guideline minimum UW Guides require $X, loan qualified with $XX,XXX.XX				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301261347	ef9c01ec-4dc7-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for both borrower and co-borrowers secondary employment.
											08/27/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	No Mortgage Lates Borrower has 0x30 mortgage lates DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.66% Disposable Income is higher than guideline minimum UW Guides require $X, loan qualified with $XX,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301261347	f6a5e214-f7c5-e911-abc7-f4e9d4a75a52	912		QM/Non-HPML		Credit		Missing credit report	Missing credit report dated X/XX/XXXX as used by AUS.		08/27/2019: Audit reviewed Lender response, Lender provided missing credit report. Condition cleared.	No Mortgage Lates Borrower has 0x30 mortgage lates DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.66% Disposable Income is higher than guideline minimum UW Guides require $X, loan qualified with $XX,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301261347	a85550c6-51c7-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing note/terms for secondary financing.		08/27/2019: Audit reviewed lender response, Lender provided documentation of the 2nd lien. Condition cleared.	No Mortgage Lates Borrower has 0x30 mortgage lates DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.66% Disposable Income is higher than guideline minimum UW Guides require $X, loan qualified with $XX,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301261347	a5eb7ebd-4dc7-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Missing paystub or standard Verification of Employment (1005) for Co-borrowers primary employment as required by AUS.		08/27/2019: Audit reviewed Lender response, Lender advised the since self-employment is only income being used that a VOE for the employment income is not required. Verified only income used is self-employment. Condition cleared.	No Mortgage Lates Borrower has 0x30 mortgage lates DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.66% Disposable Income is higher than guideline minimum UW Guides require $X, loan qualified with $XX,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301261346	b56a9fa8-eebd-e911-abc7-f4e9d4a75a52	1457		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	Application in file is missing years employed in profession. XX/XX/XXXX: Missing information sourced from other file documents. Loan will be graded a B		08/16/2019: Audit has received updated guidance from Client, and had determined that all critical elements required are completed. All other fields with missing information have been sourced from other file documents. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 52.07%. Years on Job Borrower has 11.6 years on job.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301261345	aa6f2cea-9ad6-47eb-bc70-afa9f57bfe9c	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license ID of the Settlement Agent is missing. Lender provided a post close CD with correction.		08/28/2019: Post Consummation CD provides a cure. This finding is deemed non-material under SFIG and rated a B	FICO is higher than guideline minimum Loan qualified with a 779 FICO Full Documentation Full documentation loan DTI is lower than guideline maximum Loan qualified with a 14.68% DTI				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301261345	1b342549-85c9-e911-abc7-f4e9d4a75a52	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure		08/28/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum Loan qualified with a 779 FICO Full Documentation Full documentation loan DTI is lower than guideline maximum Loan qualified with a 14.68% DTI				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301261345	6884887b-85c9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The VVOE is > 10 days, but < 30 days for the borrower.		08/28/2019: Variance to DU feedback/guideline approved for lender by XXX	FICO is higher than guideline minimum Loan qualified with a 779 FICO Full Documentation Full documentation loan DTI is lower than guideline maximum Loan qualified with a 14.68% DTI				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301261344	48dc9621-41ce-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	09/06/2019: Please rescind. Transcripts were never ordered on this file and they are not required since only paystub/w2 income is being used to qualify	09/06/2019: Audit re-analyzed AUS (#15), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.62% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301261344	35e40df6-40ce-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal Missing.		09/03/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.62% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267034	d47c2cad-52ce-e911-abc7-f4e9d4a75a52	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing balance sheet for borrowers self employment as required by XXXXX XX guidelines for all businesses reported on borrowers 1040's.	9/4/19 XX: Please rescind. The XXXX business returns for XXXXXX XXXXXXXXXX XXX indicate on page X that they are the final business return. This would mean that a YTD profit and loss and balance sheet do not exist	09/05/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum Loan qualified with a 714 Fico Full Documentation Full documentation loan CLTV is lower than guideline maximum Loan qualified with a 60% CLTV				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301267034	47f496b3-52ce-e911-abc7-f4e9d4a75a52	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing P&L for borrowers self employment as required by XXXXX XX guidelines for all businesses reported on borrowers 1040's.	9/4/19 XX: Please rescind. The XXXX business returns for XXXXXX XXXXXXXXXX XXX indicate on page X that they are the final business return. This would mean that a YTD profit and loss and balance sheet do not exist	09/05/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum Loan qualified with a 714 Fico Full Documentation Full documentation loan CLTV is lower than guideline maximum Loan qualified with a 60% CLTV				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301272421	cbc69de6-c7c9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.	XX 8/30/19: Please rescind VVOEs are good for 30 days.	09/03/2019: Variance to DU feedback/guideline approved for lender by XXX. Finding deemed non-material, loan will be graded a B for all agencies.08/29/2019: Variance to DU feedback/guideline approved for lender by XXX. Finding deemed non-material, loan will be graded a B for all agencies.	Years on Job Borrower has 9.75 years on job Reserves are higher than guideline minimum UW Guides with 0 months reserves required; Loan qualified with 15.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.07%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301272421	72621981-63ca-e911-abc7-f4e9d4a75a52	1689		QM/Non-HPML		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for subject property on the final loan application. Final CD reflects monthly HOA fees included in the Estimated Taxes, Insurance and Assessment section. The appraisal, mortgage and title does not reflect any PUD/HOA dues required. Additional conditions may apply		09/23/2019: Received explanation letter, air bill and post consummation CD removing HOA dues. Condition cleared. Loan ill be rated a B for all agencies.	Years on Job Borrower has 9.75 years on job Reserves are higher than guideline minimum UW Guides with 0 months reserves required; Loan qualified with 15.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.07%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301272421	ed626e21-64ca-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. Further QM allows for Overtime and bonus income to be used to qualify the consumer if he/she has received this income for the past two years, and it will likely continue.  File is missing evidence of continuance at same rate for new job location.

XX 9/18/19: Please rescind. If we look at the borrower's position within the company which is the XXXXXXXX XXXXXXX XXXXXXXX we are able to assume that the borrower will still be earning the same salary regardless of where they are working. The letter on file also verifies that the borrower was approved to move to their new location. 9/6/19: Please see attached WVOE showing that the borrower's rate of pay is actually higher than what we qualified the borrower with. XX 8/30/19: Please rescind. The letter from XXXXXXXX on page XXX would be sufficient to document the borrower's ongoing employment terms.

09/23/2019:  Audit consulted with management and determined since there was not evidence in the file income would decline, condition is invalid.  Condition rescinded.09/19/2019: Audit reviewed Lender's response and has determined QM does not allow post closing reconciliation.  Further, the employment letter does not verify the borrower will remain at the same rate of pay.  Condition remains.09/09/2019:  Lender provided WVOE.  However it is dated post-closing.  QM does not allow post consummation reconciliation. Condition remains. 09/03/2019: Audit reviewed Lender's response and has determined the employment letter for re-location does not verify the borrower will remain at the same rate of pay after the relocation.  Condition remains.
												Years on Job Borrower has 9.75 years on job Reserves are higher than guideline minimum UW Guides with 0 months reserves required; Loan qualified with 15.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.07%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301272421	ea739b52-63ca-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. XXXX Transcripts not provided.	XX 8/30/19: Please rescind. We would only require one year of transcripts on XXXXXXXXXX.	09/03/2019: Audit reviewed Lender's response and has determined the XXXX transcripts was not required. Condition rescinded.	Years on Job Borrower has 9.75 years on job Reserves are higher than guideline minimum UW Guides with 0 months reserves required; Loan qualified with 15.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.07%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301281203	9d4728c5-4ac8-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 business days of the note date as required by lender's guidelines was not provided for borrower. VVOE in file > 10 business days but < 30 days.		8.26.19: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.	Years in Field Borrower has 25 years in Field Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $X,XXX.XX disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301281203	7a9eb692-38c8-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU		08/28/2019: Audit reviewed file and determined Tax Transcripts not required per AUS. Exception rescinded.	Years in Field Borrower has 25 years in Field Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $X,XXX.XX disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301280717	5812f796-a537-45d2-a24d-e638a7b86cfa	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing initial CD and evidence of initial CD provided 3 days prior to consummation or did not acknowledge receipt of initial CD 3 days prior to consummation (Mailbox Rule): Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.	08/27/2019: please see attached, pls clear08/26/2019: please see attached, pls clear	08/27/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.08/26/2019: Audit reviewed Disclosure History, and has determined that said document reflects a Closing Disclosure (CD) generated on XX/XX/XXXX. Missing said CD from the loan file, please provide. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282183	c6f2e401-89ca-e911-abc7-f4e9d4a75a52	1641		QM/Non-HPML		Credit		Failure to Verify Employment	Lender provided VVOE within >10 days but <30 days for each borrower.		08/29/19: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.96% Reserves are higher than guideline minimum UW Guides require 5.5 months reserves, loan qualified with 76.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301282183	ed985e87-88ca-e911-abc7-f4e9d4a75a52	909		QM/Non-HPML		Credit		Missing AUS results	The AUS in file is incomplete. Item #27 under Assets is incomplete and cutoff.	9/3/19 XX: Please see attached	09/04/2019: Received complete AUS findings. Item #27 condition has been satisfied. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.96% Reserves are higher than guideline minimum UW Guides require 5.5 months reserves, loan qualified with 76.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301282183	dc3974b1-88ca-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	The final loan application (1003) in file for co-borrower reflects liability #3 which is not reflected on the credit report or pay stub. File missing documentation supporting monthly payment of $XXX and outstanding balance of $X,XXX.	9/3/19 XX: please rescind. This is located on the credit report under derogatory accounts	09/04/2019: Audit reviewed lender's rebuttal and credit report. Account located on page XX, verifying balance and payment. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.96% Reserves are higher than guideline minimum UW Guides require 5.5 months reserves, loan qualified with 76.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286118	6938681c-46c8-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.		08/28/2019: Audit reviewed file and determined Tax Transcripts not required per AUS. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 38.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.53% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301297716	110da72d-b9ce-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/4/19 XX: Please rescind. There is no positive self employment income being used for qualifying so a VOB would not be required	09/05/2019: Audit reviewed Lender's response and has determined income form business was not used in qualification; therefore, a VOB was not required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $10,677.44 in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301267890	bbcf2614-5ecb-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower. VVOE was dated XX/XX/XXXX, which is not within 10 days of the note.		08/30/2019: Variance to DU feedback/guideline approved for lender by XXX.	Years in Field Borrower has 25 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 72%, loan qualified with CLTV of 71.43%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301281069	212f8d4f-14c9-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	2 yrs Tax Transcripts not provided as required by client.	XX 9/10/2019 – Please see attached	09/10/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744 Years in Field Borrower has 20 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301268382	00f6ef85-5eca-e911-abc7-f4e9d4a75a52	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure : Total Closing Costs as $X,XXX.XX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $X,XXXX. Provide re-disclosed CD and letter of explanation.	9/4 XX please attached revised cd/lox which was included in original upload, please rescind	09/05/2019: Lender provided same LOE and PCCD with corrected Loan Estimate Cash to Close figure. Exception remains downgraded.08/29/19: Loan file contains letter of explanation and post closing CD dated XX/XX/XXXX which corrected Loan Estimate Cash to Close figure which matched LE in file dated XX/XX/XXXX. Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.04% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767 Years on Job Borrower has 12 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286283	f5cf7e0e-4ac0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/21/19 XX: Please see attached	08/22/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 66.90 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.23%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286283	2c12a5b1-4ac0-e911-abc7-f4e9d4a75a52	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.
88/23/19 XX: Please see attached. The condo was approved by a member of our project/condo review team8/21/19 XX: Please rescind. As part of XXXX underwriting process, which is acceptable to XXXXXX XXX, the Condo Review team reviews the appraisal and any submitted documents (insurance, litigation letter) to verify the project’s eligibility as Limited Review. Limited Review is acceptable with the following parameters/requirements: • Maximum 90% LTV for primary residence and 75% for Second Home (investment ineligible). • Receipt of HOA master insurance dec page and • Appraiser verifying there is no pending litigation or a letter from the HOA stating the same. A condo questionnaire is not required

08/26/2019:  Lender addressed condo warrantability per Client requirements.  Condition cleared.08/22/2019: Audit reviewed the Lender Rebuttal, and has determined that the Client requires verification that the condo is acceptable according to XXXX. Provide confirmation that the condo warrantability was addressed, as we do not perform condo project approvals. An Appraisal is not valid evidence that the condo is warrantable. A condo questionnaire, origination UW statement, or any other document that shows the limited review was complete would be sufficient to satisfy this condition. Exception remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 66.90 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.23%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286283	a3296931-4ac0-e911-abc7-f4e9d4a75a52	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheets for Business 1,2, 4 and 5 on Schedule E Part II Statement 15 of XXXX tax returns. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	8/26/19 XX: please rescind and see attached XXXX XXXXXX loan program guidelines. Only year end profit and loss statements are required, but only balance sheets dated within 60 days of submission are required. Year end balance sheets are not a requirement for the XXXX XXXXXX loan program 8/21/19 XX: Please rescind and see attached appendix Q guidelines. It does not state that year end balance sheets are required for self employed borrowers/consumers	08/27/2019: Audit reviewed Lenders response. Exception rescinded.08/22/2019: Audit reviewed Lenders response, however; when prior year YTD P&L is required, the prior year YTD Balance are also required. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 66.90 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.23%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301268448	4f5e7377-b3c9-4e59-9871-5fb09d109be0	3313		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Rescindable Transactions. The Closing Disclosure reflects an Amount Financed of $X,XXX,XXX.XX vs. actual $X,XXX,XXX.XX, an over disclosure of ($$$). Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	09/12/2019: Disagree - the finance charge is correctly stated on the final CD. Please note that the affiliated XXX fee is not a finance charge.	09/12/2019: Audit re-analyzed the "XXXXXXXXX XXXXXXXXXX XXXXXXX XXX", and has determined that said fee is an excludable fee and NOT included in the finance charge calculations. Loan is NOT under disclosed. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301268448	fbac8908-8049-4f38-8dbe-331aff81b201	3211		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	09/12/2019: Disagree - the finance charge is correctly stated on the final CD. Please note that the affiliated XXX fee is not a finance charge.	09/12/2019: Audit re-analyzed the "XXXXXXXXX XXXXXXXXXX XXXXXXX XXX", and has determined that said fee is an excludable fee and NOT included in the finance charge calculations. Loan is NOT under disclosed. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301298729	933ed95c-32c9-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close.	08/30/2019: please see attached. Please note that the $XXX,XXX.XX was wired to XXXXXXXX XXXXXXXX who handled the closing for XXXX XXXXXXXXXX	08/30/2019: Audit reviewed true & certified Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	DTI is lower than guideline maximum UW Guides allow for DTI of 43..00%; loan qualified with DTI of 35.87% LTV is lower than guideline maximum UW Guides allow for LTV of 90.00%; loan qualified with LTV of 80.00% Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298729	7e3203c8-32c9-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 3.0		08/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides allow for DTI of 43..00%; loan qualified with DTI of 35.87% LTV is lower than guideline maximum UW Guides allow for LTV of 90.00%; loan qualified with LTV of 80.00% Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272451	ff003ecd-0dc8-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for both borrowers are > 10 days < 30 days.		8.26.19: Variance to DU feedback/guideline approved for lender by XXX. Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790 Years on Job Borrower has 16.42 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301272448	a5ec994d-cac8-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.		08/28/2019: Audit reviewed file and determined Tax Transcripts not required per AUS. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.25%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28 months reserves.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301272447	ff16d8c0-50cb-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	Lender provided VVOE within >10 days but <30 days for borrower.		8.30.19: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770 Years on Job Borrower has 6 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.41%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301287157	50737e4e-41c4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 3.3		08/23/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272445	5713b808-c164-4fe1-8325-4e11bfef8c91	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing Initial CD. Borrower did not receive initial CD 3 days prior to consummation or did not acknowledge receipt of initial CD 3 days prior to consummation (Mailbox Rule)	08/30/2019: Please see attachment	08/30/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 67.50 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.67%				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301272445	9a517112-5cc8-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for coborrower.		08/29/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 67.50 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.67%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272445	e25e2218-53cb-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	Recent purchase price was used for LTV calculation as recent purchase was less than 6 months, LTV of 64.27% exceeds AUS guideline LTV of 62%.	9/10 XX: Please see attached revised appraisal 9/4/19 XX: Please rescind. The title commitment verifies that the property was acquired by our borrowers in XXXXX XXXX. The attached property profile report confirms this date as well 9/3/19 XX: Please rescind. This is a refinance so the LTV was calculated by taking the loan amount divided by the appraised value. This gives us the 61.67%	09/10/2019: Lender provided corrected appraisal to match Title original purchase date. Exception cleared.09/05/2019: Audit reviewed Lenders response, however; Inconsistent documentation in file. Appraisal reflects Date Of Prior Sale/ as of XX/XX/XXXX on page X. Please provide corrected appraisal. Exception remains.09/04/2019: Audit reviewed Lenders response, however; appraisal verifies Date Of Prior Sale/ as of XX/XX/XXXX on page X. Please provide corrected appraisal. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 67.50 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.67%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301275127	481b4ef5-2770-403b-8a5f-d6729e1ee3f7	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	8/26/2019: Please see attachment	08/27/2019: Received executed Seller CD. However, the seller credit of $XXXX does not match the seller credit of $XXXX on the buyer’s CD. Condition remains non-material per SFIG guidance. Loan will be rated a B for all agencies.08/23/2019: This finding is deemed non-material under SFIG and rated a “B”	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 175.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.92%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301275127	0b0deb95-a0c5-e911-abc7-f4e9d4a75a52	2664		QM/Non-HPML		Credit		Missing Purchase contract addendum	Missing ratified addendum to the sales contract showing seller paid closing costs in the amount of $X,XXX.
8/26/19 XX - There are only $XXXX in seller concessions. The additional $XXX showing as a “seller credit” on the Final CD is due to the borrower paying for owner’s title policy, which was supposed to be a seller-paid expense. Please refer to page 4 of the Purchase Agreement which states, “seller will pay for buyer’s standard owner’s policy of title insurance. In some areas of the country, such a payment might be regarded as a “seller concession. Seller’s payment of buyer’s standard owner’s policy of title insurance is not a “seller concession” under the Rules or any other federal loan.” Please rescind this condition.
											08/27/2019: Audit reviewed lender’s rebuttal and original loan file. Contract reflects $XXXX seller credit. Final CD reflects owner’s title policy fee of $XXX and total seller credit of $XXXX. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 175.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.92%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301298098	efeb1b71-94ce-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The loan file is missing the Initial CD.	09/09/2019: please see attached, pls clear	09/09/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.09/06/2019: Received unsigned, initial closing disclosure. Evidence it was acknowledged not provided in original loan file. Timing requirement not met. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301298098	90d9e52b-81cb-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Score is 2.8.		09/04/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286596	aae08237-4ec3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a XXX, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/21/19 XX: Please see attached	08/22/2019: Audit review of the source of the information obtained and name and title of Lender's employee who obtained the information deemed acceptable, condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52.31% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755 Years on Job Borrower has 16.5 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286596	3f94916a-4ec3-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file, which is required for the loan to meet criteria for Qualified Mortgage.	8/21/19 XX: please see attached	08/22/2019: Audit review of the Lender's documentation provided deemed acceptable, condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52.31% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755 Years on Job Borrower has 16.5 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275125	0002be7d-2bc8-e911-abc7-f4e9d4a75a52	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 43%. Due to the improper calculation of income and the actual DTI is 51.28%. The WVOE states the borrower went full time X/XX/XX at a pay rate of $XX/hour. The pay stubs dated X/XX and X/XX do not reflect full time hours and show a pay rate of $XX/hour. Audit utilized YTD figures to calculate the income.	09/06/2019: Please see attached VOE. The employer confirmed that the switch from part time to full time took place on X/XX/XXXX. The paystubs on file support this X/XX/XX XX: Please rescind. 2 year history has been provided. The YTD is low due to the recent transition from part time to full time. The employer confirms that that transition occurred X/XX/XX per the VOE and the most recent paystub reflects full time hours.
09/06/2019: Audit re-analyzed co-borrower's income, and has determined that documentation submitted reflects employment from part-time to full-time dated PRIOR to closing, as well as Rate of pay. The pay stub located on page 248 reflects the new earnings based on full-time employment to support co-borrower's LOX located on page 1. All documents are dated PRIOR TO/AT consummation and are deemed acceptable. DTI meets guideline requirements. Condition cleared. 08/29/2019: Audit reviewed Lenders response, however; pay stubs in file are dated after WVOE and do not support Lender income of 40 hours per week. Note: WVOE in file does not state average hours per week. Exception remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 713 Full Documentation Full documentaiton loan Years Self Employed Borrower has 11 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301275125	328ae27a-48c8-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a XXX, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/28/19 XX: Please see attached	08/29/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 713 Full Documentation Full documentaiton loan Years Self Employed Borrower has 11 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275125	58fd21d3-47c8-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Missing the complete 2108 tax returns. The file is missing Part III, IV & V of Schedule C for the XXXX tax returns. Additional conditions may apply.	8/28/19 XX: Please rescind. We have the form 4562 located within the tax returns that supports the amount of business miles being added back. Page 2 of schedule C (parts 3-5) only has to do with miles and any other line 29 expenses. Since we have the 4562 that supports, this would not be required.	08/29/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 713 Full Documentation Full documentaiton loan Years Self Employed Borrower has 11 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301275067	5150b49f-21c2-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		08/19/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293574	30ef2b31-63cb-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	9/6/2019 – Please see attached. Please rescind9/3/2019 – Please see attached	09/09/2019: Audit reviewed the XXXX Tax Transcripts and has determined that AUS item #14 was validated by said documentation submitted. Condition cleared.09/04/2019: Tax transcripts provided reflect dated ordered X/XX and date returned X/XX. AUS item #14 reflects date of X/XX. Please provide X/XX transcripts. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.12% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 725				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295674	47e1f5c6-17ce-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score is 4.0		09/04/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275124	e92cd78f-d7c5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a XXX, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	08/27/2019: Please see attached	08/27/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 72.73% DTI is lower than guideline maximum Loan qualified with DTI of 29.97% Reserves are higher than guideline minimum AUS required 2 mos reserves; loan qualified with 43.60 months				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275124	0d66922d-acc5-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA/AVM was not provided. CU score 3.		08/26/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 72.73% DTI is lower than guideline maximum Loan qualified with DTI of 29.97% Reserves are higher than guideline minimum AUS required 2 mos reserves; loan qualified with 43.60 months				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282393	55a81ad0-67e2-4375-9550-f0695ec2211f	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		08/26/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282393	116f1fbe-d9c4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score is 2.8		08/26/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275120	f14b2eda-82ca-e911-abc7-f4e9d4a75a52	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	A credit report for the borrower and co-borrower was not provided.	08/30/2019: please see attached	09/03/2019: Lender provided credit report. Condition cleared.	Years on Job Borrower has 26.08 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 43.04% Years in Primary Residence Borrower has resided in subject for 5.5 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301280713	d46334ae-73c6-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Closing Disclosure. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file.	09-04-19 XX Please see attachment	09/05/2019: Lender provided Initial CD. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301280710	f305a638-3f98-437e-8d1b-5f8071c16060	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final Closing Disclosure is for the incorrect amount of $X,XXX per year. Provided re-disclosed CD and LOE to the borrower.		09/03/2019: A Post Close CD corrected the HOI amount. The loan will be graded a B for all agencies.	Years on Job Borrower has 7.83 years on job Years in Primary Residence Borrower has resided in subject for 10 years DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 35.08%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301280710	0238f706-9b58-4272-a46b-f64184f64e8b	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a months vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. Provide re-disclosed CD and LOE to the borrower.		09/03/2019: A Post Close CD corrected this amount. The loan will be graded a B for all agencies.	Years on Job Borrower has 7.83 years on job Years in Primary Residence Borrower has resided in subject for 10 years DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 35.08%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301280710	624355ee-74ce-e911-abc7-f4e9d4a75a52	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD is completed in error for required data under the Loan Disclosure section for the field titled Estimated Property Costs over Year 1. Provided re-disclosed CD and LOE to the borrower.		09/03/2019: The Post Close CD corrected the HOI amount and Year 1 costs. The loan will be graded a B for all agencies.	Years on Job Borrower has 7.83 years on job Years in Primary Residence Borrower has resided in subject for 10 years DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 35.08%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301280710	49d7af94-92cd-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. HELOC Closure Letter in file is not executed by the borrower.		09/11/2019: Received executed closure letter. Condition cleared.	Years on Job Borrower has 7.83 years on job Years in Primary Residence Borrower has resided in subject for 10 years DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 35.08%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301280710	53c7e764-84cd-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 2.7.		09/04/2019: The AVM report value of $X,XXX,XXX to appraisal value of $XXX,XXX is acceptable per Client since confidence factor is within guidelines. Condition cleared.	Years on Job Borrower has 7.83 years on job Years in Primary Residence Borrower has resided in subject for 10 years DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 35.08%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289337	be3c1aa8-7dce-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/4/19 XX: Please see attached	09/05/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.83% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 42.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281094	a0158393-7563-4763-954d-de439c72d295	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		09/03/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.40% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 700				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301281094	108a9993-8cce-e911-abc7-f4e9d4a75a52	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $XXX.XX is reflected on final Closing Disclosure, however the tax amount does not correspond with the monthly tax amount of $XXX.XX on the appraisal report and preliminary title report or 1.25% of the purchase price. Provide evidence of tax calculation. Additional conditions may apply.	9/4/19 XX Please clear this condition based on the attached tax information. The sales price x 1.127% tax rate plus the $XX.XX fees is $XXXX.XX/XX is the $XXX.XX used.	09/05/2019: Lender provided tax documentation and tax calculation. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.40% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 700				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286115	16011887-f4c8-e911-abc7-f4e9d4a75a52	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note date. Please provide evidence of insurance effective at consummation to cure.		08/27/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and coverage is sufficient.	Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 9.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 770 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.64%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286115	b2c2d723-f4c8-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. XXXX Transcripts not provided.		09/09/2019: Audit reviewed the XXXX Tax Transcripts and has determined that AUS item #19 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 9.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 770 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.64%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286113	53162178-5eca-e911-abc7-f4e9d4a75a52	3174		QM/Non-HPML		Compliance		Incorrect disclosure of Origination Charges - Section A	The Broker Administration Fee in section A of the final Closing Disclosure is missing the name of the service provider. Provide re-disclosed CD and letter of explanation.		09/06/2019: Received air bill, explanation letter and post consummation CD. Condition cleared. Loan will be rated a B for all agencies.08/29/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.20 months reserves Years in Field Borrower has 20 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286113	626690b8-66ca-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Estimated, copy in file. Additional conditions may apply.	9/19/19 XX Please rescind this. The borrower's XXX was cashed in XXXX. Their assets are X-X-XX $XX,XXX.XX and sale of home $XXX,XXX.XX on X-XX-XX for sufficient assets to close.	09/19/2019: Audit reviewed the Lender's response and re-analyzed the loan file. Evidence of the Earnest Money clearing was located on page 221 in the original file. The $XX,XXX cleared the account on X-XX-XXXX, borrower had sufficient funds to close. Condition cleared.09/06/2019: Received certified Seller CD verifying sale of home and liens paid. However, proceeds are $XXX,XXX.XX which is insufficient for cash to close. Verified assets $XX,XXX + $XXX,XXX.XX + $XXX.XX = $XXX,XXX.XX. EMD $XX,XXX + Cash to close $XXX,XXX.XX = $XXX,XXX.XX a shortage of $X,XXX.XX. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.20 months reserves Years in Field Borrower has 20 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281450	538c4871-b1c2-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		08/22/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Document previously provided. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301296902	b8292b0b-2fc1-4ee4-ac91-170c5b11f065	1571		QM/Non-HPML		Compliance		Incorrect rescission model – Same lender refinance requires form H-9	New creditor refinance transactions require form H-9. Please provide a letter of explanation, Proof OF Delivery, Refund Fee Tolerance, Re-open Rescission if Applicable, and Disclose Correct Information, within 60 days of discovery (TILA 130(b)).	XX 9/4/2019 – Please see attached
09/17/2019:  The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared.  Loan will be rated a B for all agencies. 09/11/2019:  Audit reviewed the documentation submitted, and has determined that the Notification of error, reopened rescission, evidence of shipment and corrected RTC was provided.  However, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains.09/06/2019: Lender provided LOE, PCCD, copy of rescission on H-8 form and proof of delivery; however, the rescission was not executed and the rescission was not re-opened.  Condition remains.  Non-material finding, loan will be graded a B.  08/29/2019: SFIG Position - B-exception grade for circuits in which there is no ruling.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with .70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.97% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301296902	31e3244b-bdc9-e911-abc7-f4e9d4a75a52	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	09/03/2019: Please rescind this condition. The appraisal is just missing the last number of the APN and the TW and Security instrument have the accurate APN# including the last number the appraiser didn't put on his report. All legal descriptions match.	09/03/2019: Audit re-analyzed the APN number's on all pertinent documents, and has determined that the extra trailing digit is what is called a “check digit.” The computer does a math calculation of all the numbers in the assessor’s parcel number based on specific formula – if the answer to the math calculation matches the “check digit” the computer knows that the typist typed in the correct assessor’s parcel number combination. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with .70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.97% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301296902	d45323e2-fec9-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	The VVOE for borrower was found in the loan file, however it is dated > 10 days < 30 days.		08/28/2019: Variance to DU feedback/guideline approved for lender by XXX.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with .70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.97% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301282385	70db86ef-cec2-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 3.0.		08/22/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 72.22% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Reserves are higher than guideline minimum Loan qualified with 11.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282383	d94fce83-179d-43fe-b66b-2faf9e57c23b	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation “	8/26 XX please see attached pls clear	08/27/2019: Lender provided seller CD. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294495	84662464-caca-e911-abc7-f4e9d4a75a52	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender.	XX 9/5/2019 – Please see attached	09/05/2019: Audit reviewed Lenders response, however; please provide Affiliated Business Disclosure or attestation for the Lender (Broker attestation received). Exception remains downgraded.08/29/2019: Finding deemed non-material, loan will be graded a B for all agencies.	Years in Primary Residence Borrower has 4 years at primary residence Years in Field Borrower has 18 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.7 months reserves				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301294495	3dda4f75-d2ca-e911-abc7-f4e9d4a75a52	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The guidelines reflects a maximum allowable DTI of 43%. Due to the improper calculation of income the actual DTI is 47.77%. Lender used a greater gross rents verses verified schedule C allowable rental income when property is owned 12+ months per Appendix Q.	8/30/19 XX Please explain which property and what page of the upload you are referring to.	09/05/2019: Audit reviewed Lenders response. Exception rescinded.9/4/19 XX Please rescind this based on the attached rental income worksheet for XXXXX XXX which is from the tax returns.09/03/2019: Audit reviewed Lender's response and has determined the property is XXXXX XXXX. Lender used Gross rents of $XX,XXX @75% vs Sch E income found on pages 481 and 499 of $XXXX allowed per QM as it was owned 12 + months. Condition remains.	Years in Primary Residence Borrower has 4 years at primary residence Years in Field Borrower has 18 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.7 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301294495	17824bdc-caca-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the co-borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.	8/30/19 XX Please clear this condition with the attached VOB from the only self employed company we are using income from.	09/03/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years in Primary Residence Borrower has 4 years at primary residence Years in Field Borrower has 18 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294495	17df7806-cbca-e911-abc7-f4e9d4a75a52	854		QM/Non-HPML		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property #X, XXXX X located on XXXX Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.	8/30/19 XX Please clear this condition based on the attached lease for XXXX #X.	09/03/2019: Lender provided lease agreement. Condition cleared.	Years in Primary Residence Borrower has 4 years at primary residence Years in Field Borrower has 18 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294495	ce7d5f4b-cbca-e911-abc7-f4e9d4a75a52	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results	9/5/19 XX Please rescind this. The AUS is accurate. Please see response to the DTI issue.8/30/19 XX Please clear this based on the attached AUS.	09/05/2019: Audit reviewed Lenders response. Exception rescinded.09/03/2019: Audit provided AUS; however, AUS is invalid due to excessive DTI. AUS reflects DTI of 42.65% vs audit DTI of 47.77% due to improper calculation of rental income. Condition remains.	Years in Primary Residence Borrower has 4 years at primary residence Years in Field Borrower has 18 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.7 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301294495	ef831396-cbca-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	er Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. File is missing YTD P&Ls & Balance sheets for both businesses.	8/30/19 XX Please clear this condition based on the attached YTD P&L and Balance Sheets.	09/03/2019: Lender provided P&L and Balance sheets. Condition cleared.	Years in Primary Residence Borrower has 4 years at primary residence Years in Field Borrower has 18 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294495	37ef62bf-caca-e911-abc7-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	8/30/19 XX Please clear this based on the attached XXXXXXXXXX report.	09/03/2019: Lender provided Fraud report. Condition cleared.	Years in Primary Residence Borrower has 4 years at primary residence Years in Field Borrower has 18 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294495	6cafc924-ccca-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 5.0		08/30/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Years in Primary Residence Borrower has 4 years at primary residence Years in Field Borrower has 18 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287156	46749257-6fce-e911-abc7-f4e9d4a75a52	909		QM/Non-HPML		Credit		Missing AUS results	Missing complete page 1 of AUS results.	9/4/19 XX- Please see the attached DU Findings including all of page 1.	09/05/2019: Lender provided all pages of AUS. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.46% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.10 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301287156	5421862f-6fce-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing Lenders calculation of property taxes for subject property.	9/4/19 XX - Please see the attached Title Commitment which references two installments of $XXXX as well as two installments for supplemental taxes in the amount of $XXXX.XX. Please rescind this condition.	09/05/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.46% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.10 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286055	964658df-15c9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/30/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 78.04% DTI is lower than guideline maximum Loan qualified with DTI of 26.26% FICO is higher than guideline minimum Loan qualified with FICO of 783				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286110	123ca629-eef6-4dce-bc18-5103151ddab8	3313		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Rescindable Transactions. The final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	9/5/19 XX Please rescind this condition. The taxes used were 1.25% as the property is in XXXXXXXXXX.	09/06/2019: Audit reviewed Lenders response. Exception rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301286110	75ce909a-e178-47de-b927-58bbb2a9ebd1	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX . Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	9/5/19 XX Please rescind this condition. The taxes used were 1.25% as the property is in XXXXXXXXXX.	09/10/2019: Lender provided property tax calculation. Amounts match closing CD. Condition cleared.09/06/2019: Audit reviewed Lenders response, however; this is a refinance and current property taxes are disclosed on Title PG 302 and tax bill PG 328. Exception remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286110	2dacc1dd-ddb7-46c7-906f-ec0f09ec720c	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 - 30 $X,XXX.XX for P&I and Estimated Escrow of $XXX.XX with Estimated Total of $XX,XXX.XX , the calculated payment amount is Years 1 - 30 $X,XXX.XX for P&I and Estimated Escrow of $XXX.XX with Estimated Total of $X,XXX.XX. The lender Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	9/5/19 XX Please rescind this condition. The taxes used were 1.25% as the property is in XXXXXXXXXX.	09/10/2019: Lender provided property tax calculation. Amounts match closing CD. Condition cleared.09/06/2019: Audit reviewed Lenders response, however; this is a refinance and current property taxes are disclosed on Title PG 302 and tax bill PG 328. Exception remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286110	61205c02-d059-46a7-bd25-5dea64074646	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	9/5/19 XX Please rescind this condition. The taxes used were 1.25% as the property is in XXXXXXXXXX.	09/10/2019: Lender provided property tax calculation. Amounts match closing CD. Condition cleared.09/06/2019: Audit reviewed Lenders response, however; this is a refinance and current property taxes are disclosed on Title PG 302 and tax bill PG 328. Exception remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286110	bdf0f4d4-80bd-46b1-bc93-a72d102e7015	3211		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	9/5/19 XX Please rescind this condition. The taxes used were 1.25% as the property is in XXXXXXXXXX.	09/06/2019: Audit reviewed Lenders response. Exception rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301290606	a1ffdd57-62c4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/22/19 XX Please clear this condition on the attached VOB's. These are on the only 4 companies that we are using income from to qualify.	08/23/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	DTI is lower than guideline maximum Loan qualified with DTI of 35.03% Reserves are higher than guideline minimum Loan qualified with reserves of 20.30 months Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286411	a1588a13-98c9-e911-abc7-f4e9d4a75a52	3326		QM/Non-HPML		Compliance		Missing E Consent Disclosure	Missing the vested XXXXXXXX Consent to Receive Communications Electronically. Provide E Consent disclosure for the vested XXXXXXXX. No Cure		09/09/2019: Received evidence of non-borrower XXXXXXX electronic consent. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.11% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287026	c12edeb3-1cc8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Score is a 2.8.		08/28/2019: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295516	ce48497e-50cb-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for borrowers X XXXX.	9/3/19 XX- Please see the attached VOB approval for the borrower’s X-XXXX (XXXXXXX XXXXXXXX XXX).	09/04/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 Years on Job Borrower has 16 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287025	83bba0d3-b5f9-4c2d-ba3f-0292f145ea1e	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing initial CD. Borrower did not receive initial CD 3 days prior to consummation and did not acknowledge receipt of initial CD 3 days prior to consummation (Mailbox Rule): Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.	09/09/2019: please see attached	09/09/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared. 08/29/2019: Received disclosure tracking history verifying borrowers received and acknowledged initial CD X/X. However, a copy of the closing disclosure not provided. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.10% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287025	f34c7113-99c7-e911-abc7-f4e9d4a75a52	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Executed CD/Settlement Statement Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close was not provided. Copy in file is not executed/marked final additional conditions may apply.		09/03/2019: Received executed final settlement evidencing sale of residence, lien paid and netting sufficient cash to close. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.10% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297715	6d151ca9-75ce-e911-abc7-f4e9d4a75a52	2765		QM/Non-HPML		Credit		Missing Correspondent wiring instructions	Correspondent wiring instructions missing.	09/06/2019: Attached is wiring instructions. These were provided in the loan pkg. Please rescind condition.	09/06/2019: Audit re-analyzed the loan file, and has determined that wiring instructions were located on pages 103 and 447. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.90% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301297715	975f4f9d-75ce-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	09/06/2019: Please rescind. Transcripts were never ordered on this file and they are not required since only paystub/w2 income is being used to qualify	09/06/2019: Audit re-analyzed AUS (#16), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.90% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301287154	0c9e99ad-9fca-4c12-ac69-c391592777cd	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure is missing the Loan Estimate figures: Total Closing Costs as $X. The most recent Loan Estimate indicates and amount of $XX,XXX. Post Closing CD and letter of explanation provided.	XX 9/5/2019 – Please see attached. This was included in the original upload, Please rescind	09/06/2019: Audit reviewed Lender's and PCCD and LOE provided. Non-material per SFIG guidance, loan will be graded a B for all agencies.08/30/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301287152	68ff4cbe-22c8-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/30/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 31.50 months reserves, loan qualified with 74.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.38%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287152	ba498ea6-23c8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 3.3		08/27/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 31.50 months reserves, loan qualified with 74.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.38%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289333	8bec6fc3-b7c9-e911-abc7-f4e9d4a75a52	906		QM/Non-HPML		Credit		Missing hazard insurance declaration	The Hazard Insurance effective date is after the Note and Disbursement date.		08/28/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Finding is deemed non material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 35.59% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.4 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301289333	cefd62e9-a0c9-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is 4.1.		08/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 35.59% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289522	5a1edbd4-65ca-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	Lender provided VVOE >10 days but <30 days.	9/3/19 XX: Please rescind. UWM has a variance that allows for VVOE's to be dated within 30 days of the note date	09/04/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies. Exception remains downgraded.8.29.19: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.06 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.80 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301289522	1e964a81-65ca-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close. Closing statement provided in file is an estimate.	9/16 XX: Please see attached	09-16-2019: Audit reviewed the Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.06 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294599	7505c0f2-d9c8-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/29/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 36 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with 779 FICO Years Self Employed Borrower has 12.5 years self-employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289517	ea8dd33b-61cb-e911-abc7-f4e9d4a75a52	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Broker's Affiliated Business Disclosure		09/06/2019: Received attestation no affiliates. Condition cleared.08/30/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 76.48% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.80%				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301289504	799eb692-38c8-e911-abc7-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.	08/27/2019: Disbursement date on final cd is X/XX and the effective date on the hoi policy is X/XX, please rescind	08/27/2019: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before/on the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.08/26/2019: This finding is deemed non-material with a final grade of a “B”	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.48% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763 Years in Field Borrower has 12 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290387	95b6a581-72ce-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing HELOC Closeout Letter.		09/05/2019: Received executed HELOC closure letter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.21% Years Self Employed Borrower has 16 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290551	a02e23d5-abcd-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/04/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294494	911ce58b-bfc9-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The HOA fee in section H of the final Closing Disclosure is missing the name of service provider. Provide corrected CD and LOE to the borrower.		08/28/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with 770 FICO Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.30 months reserves Years on Job Borrower has 13.75 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301294494	198e7f15-a4c9-e911-abc7-f4e9d4a75a52	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	All pages of the final application was not provided. HMDA pages are missing.	08/30/2019: please see attached	08/30/2019: Audit reviewed HMDA pages, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with 770 FICO Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.30 months reserves Years on Job Borrower has 13.75 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294494	2bd235de-afc9-e911-abc7-f4e9d4a75a52	1		QM/Non-HPML		Credit		General Credit Exception	Please provide documentation to support new installment debt of $XX,XXX.XX with a monthly payment of $XXX.XX.	08/30/2019: Please rescind. Please see pages 70-79 documenting the auto lease.	08/30/2019: Audit re-analyzed the loan file, and has determined that the auto lease documentation was located on page 70 within the original loan file. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with 770 FICO Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.30 months reserves Years on Job Borrower has 13.75 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301291459	6b7ae58d-60cb-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	2 years Tax Transcripts not provided as required by client.	09/06/2019: Please rescind this AUS does not require it as they verified income through the work number and Tax Transcripts are not necessary.	09/06/2019: Audit re-analyzed AUS (#16), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740 Years in Field Borrower has 20 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301291451	624dd37d-d8c6-e911-abc7-f4e9d4a75a52	2794		QM/Non-HPML		Credit		Missing W-2	Lender's guidelines (AUS) require a paystub and W-2s that cover the most recent two-year period or a fully completed standard verification of employment. Most recent two years' W-2 not provided. Missing XXXX W-2.	08/30/2019: please see attached	08/30/2019: Audit reviewed current W2, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 44.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.93% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301291419	1d5b8bdb-2ec8-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing GAP letter of explanation.	08/30/2019: Please rescind. The LOX from the borrower on page 151 of the submission explains that the borrower has been self employed actively since XXXX while working W2 jobs. Since his employment has been active since then there is no employment gap in the past 2 years	08/30/2019: Audit re-analyzed the loan file, and has determined that the borrower has been Self Employed (Schedule C business) since XXXX continuously. The three (3) month gap between W2 employment was covered with self employment income. Letter of Explanation was located on page 151. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.29% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.10 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293553	640a24c2-69ce-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/4/19 XX - Please see the attached VOB approval.	09/05/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.79% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.12% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293553	4675efb8-69ce-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	The XXXX Tax Transcript for the Borrowers not provided to fulfill the 2 year requirement as required by client.		09/09/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #17 was validated by said documentation submitted. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.79% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.12% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293553	fc2f4d4e-69ce-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score is 3.		09/04/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.79% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.12% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300950	40d6d543-97cb-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Client Overlay Exception, Client to Review : 9.Non-permanent resident alien requirements should include a documented employment and income history including but not limited to two years of US tax returns and a history of visa renewals and no reason to believe employment will cease.	9/4/19 XX Please rescind this condition by having the client waive this exception asap.	09/06/2019: Audit reviewed Lender's response and has determined this is an observation only. Observation added to loan. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745 Years on Job Borrower has 4 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301292518	cdbcd3e1-a0c9-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.	08/30/2019: Please rescind. This file is only using paystub/w2 income to qualify so transcripts would not be required	08/30/2019: Audit re-analyzed AUS (#15), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.20% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.30 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300887648	6ffdb1b3-1bdd-e811-bdb4-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Final Inspection Fee in section B of the final Closing Disclosure is missing the name of the payee. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300887648	8a4fa58e-26a6-4180-b6c0-5a111207c878	1596		QM/Non-HPML		Compliance		Missing Right To Cancel Form	Right to Cancel form is missing from the file.	11/02/2018: New construction on the land borrowers owned, RTC not required. Please rescind the condition.	11/02/2018: Audit re-analyzed the loan file, and has determined that subject property is a new construction to permanent financing. Therefore, a Right to Cancel Form is NOT required due to loan being considered purchase money. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300887648	91db6c44-69dc-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/5/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300895755	413d5b24-5ad0-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Re-inspection Trip Charge reflected in section H of the final Closing Disclosure should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300911158	c1920c00-ca34-4a39-8747-029490ae2d2f	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Certification fee was not reflected in section B of the Final Closing Disclosure despite evidence of a Flood Certificate in the file. Flood Certification fee Report should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300911158	91d7de8d-d2d8-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA Report not provided in file.		10/30/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228044	b743db00-b978-485f-b7e7-63e348e27c14	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as XXX.XX vs. the actual amount of $X,XXX.XX a months. The lender did not include the hazard and HOA of XXX.XX and used the incorrect amount of XXX.XX for taxes vs. the actual amount of $XXX.XX. Provided re-disclosed CD and LOE to the borrower.		07/12/2019: A Post Close CD was sent in and LOE to correct the amounts to $X,XXX.XX. The loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 27.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.34% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301228044	617738ab-b2a4-e911-bdd2-f4e9d4a75ba2	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD is completed in error for required data under the Loan Disclosures section for the field Estimated Property Costs over Year 1. Provided re-disclosed CD and LOE to the borrower.		07/12/2019: A Post close CD corrected this field. The loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 27.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.34% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301228044	ce67e2b3-efce-4650-97b5-99b343a6da8c	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	07/23/2019: Please see attached	07/23/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.07/11/2019: This finding is deemed non-material with a final grade of a B	Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 27.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.34% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301228044	cb5b915e-b3a4-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $XXX.XX is reflected on final 1008 and AUS, however the tax amount does not correspond with the monthly tax amount of $XXX.XX on the lender's Improved Property Tax Calculator. Provide evidence of tax calculation. Additional conditions may apply.	7/23/19 XX: Please rescind as the property taxes in the amount of $XXX.XX/month are correct. Since the subject property is a new construction, taxes are based on the tax rate. Based on the tax bill provided on page 521 of the original submission, the tax rate is 14.87. $XXX,XXX purchase price * .01487 tax rate = $XX,XXX/annually = $XXX.XX/month. The Improved Property Tax Calculator showing $XXX/month is not an official document (not from the county, etc) and should not be referenced. Please rescind.	07/24/2019: Lender provided calculation for taxes. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 27.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.34% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301065969	019eeb37-b76d-47d5-a66c-86ce01a8d68e	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding Deemed Non Material and will be graded a B for all agencies.					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301172555	c78b4810-c402-4fae-9c9c-fe5591c5aecc	3312		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $X,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	06/18/2019: attached is copy of check5/21/2019: please see attached CD that was included in the loan package, please rescind	06/18/2019: Audit reviewed refund check, and has determined that documentation submitted is deemed acceptable. Loan will be rated a B. 05/22/2019: Explanation letter, evidence of delivery and post consummation CD provided. However, copy of the refund check was not provided. Condition remains. 5/13/2019: A Post Closing CD located in the file corrected the under disclosed finance charge and refunded the borrower $X,XXX.XX.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.10 months reserves Years Self Employed Borrower has 12.50 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172555	b006418c-b7e6-45f5-9b03-a930e08f9297	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	Non-material per SFIG guidance, loan will be graded a B for all agencies.		Non-material per SFIG guidance, loan will be graded a B for all agencies. (NOT IN ESCROW)	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.10 months reserves Years Self Employed Borrower has 12.50 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172555	da5dd9fb-d9d8-466f-b100-658359e666ae	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	Non-material per SFIG guidance, loan will be graded a B for all agencies.		Non-material per SFIG guidance, loan will be graded a B for all agencies. (NOT IN ESCROW)	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.10 months reserves Years Self Employed Borrower has 12.50 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172555	6ded45ae-761a-4827-a331-77df46734bb5	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Non-material per SFIG guidance, loan will be graded a B for all agencies.		Non-material per SFIG guidance, loan will be graded a B for all agencies. (NOT IN ESCROW)	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.10 months reserves Years Self Employed Borrower has 12.50 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172555	5bb3cca3-7b8f-4ddd-a757-8b5a6ce18e7b	3210		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of -$X,XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	06/18/2019: attached is copy of check2/21/2019: please see attached CD that was included in the loan package, please rescind	06/18/2019: Audit reviewed refund check, and has determined that documentation submitted is deemed acceptable. Loan will be rated a B. 05/22/2019: Explanation letter, evidence of delivery and post consummation CD provided. However, copy of the refund check was not provided. Condition remains. 5/13/2019: A Post Closing CD located in the file corrected the under disclosed finance charge and refunded the borrower $X,XXX.XX. The loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.10 months reserves Years Self Employed Borrower has 12.50 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172555	c1b47758-f0a3-454c-b8ae-50cae08be8e0	3314		QM/Non-HPML		Compliance		Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. In order to comply with HFIAA regulations, then flood insurance must be escrowed.		7/15/2019: Audit reviewed Lender response, Lender provided letter of explanation, new initial escrow account disclosure, new first payment letter correcting the flood insurance to show as escrowed. Condition downgraded and loan will be graded a B for all agencies.5/13/2019: A Post Closing CD located in the file shows Flood Insurance as an escrowed item. The loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.10 months reserves Years Self Employed Borrower has 12.50 years Self Employed				3	2	D	A	D	A	D	B	D	A	D	A	Cleared
301172555	10a8d88e-8b0b-43b7-ac61-0e695e99b0ab	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan toolkit.		5/13/2019 :Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.10 months reserves Years Self Employed Borrower has 12.50 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172555	6bd689d7-f775-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing YTD XXXX Balance Sheet for Business A and B on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
7/22/19 The XXXXXXXX XXXXX is as of XXXXXXXX XX, XXXX and XXXX P&L and balance sheets are not required as that is within 120 days of the Note of X/XX/XX. 07/19/2019: Please see attached email to XXXXX, etc. @ XXX X/XX/XX Please clear this condition and condition for a revised PCCD., etc.Please see the attached Tax information that we can utilize the $XX,XXX.XX (4% discount if paying taxes on XX/XX in XXXXXXX) which now makes the ratio 42.71%.07/05/2019: Attached is a new 1008 and 1003 and XXXX P&L for XXXXXXXX XXXXX. Also see XXXXXX's email that states that's all we need. Documents are good for 120 day.5/24/19 Please rescind this. A XXXX P&L and balance sheet is not required. Per our guidelines " The Profit and Loss must be dated within 60 days of submission to Underwriting within the same calendar year." The loan was submitted on XX/XX/XX and that guideline has been met.

07/24/2019: Audit acknowledges the client approved guideline exception for P&L and Balance Sheet outside guidelines. Loan will be rated a B.07/23/2019:  Business A fails HB Guidelines and Client Overlay Guidelines for missing current YTD XXXX P&L and Balance Sheet. (2) Business B (XXXXXXXX XXXXX) listed on Schedule E Part II of XXXX returns fails to meet XXXX and Appendix Q for 120 days prior to Note date. Business B also fails to meet HB Guidelines and Client Overlay Guidelines for missing current YTD XXXX P&L and Balance Sheet. Condition remains.07/19/2019: Audit re-analyzed income documentation, and has determined that (1) Business A (XXX XXXXXX) listed on Schedule E Part II of XXXX returns meets XXXX for 120 days prior to Note date and Appendix Q requirement for Profit & Loss and Balance Sheet. However, Business A fails HB Guidelines and Client Overlay Guidelines for missing current YTD XXXX P&L and Balance Sheet.  (2) Business B listed on Schedule E Part II of XXXX returns fails to meet XXXX and Appendix Q for 120 days prior to Note date.  Business B also fails to meet HB Guidelines and Client Overlay Guidelines for missing current YTD XXXX P&L and Balance Sheet.  Condition remains.07/17/2019: Audit reviewed Lender's response and the email previously provided which states there are P&L's and Balance Sheets for both businesses; however, the ones provided for business #2, XXXXXXXX XXXXX XXX, are not current and do not meet QM requirements. Client overlay requires YTD P&L statement and balance sheet. Year-end P&L statements and balance sheets were previously provided. Current YTD P&L statements and balance sheets not provided. Condition remains.  7/15/2019: Audit reviewed lender response, Lender advised to use the property tax amount of $XXXXX.XX and then DTI is under 43%, however utilizing this property tax amount would then cause compliance issues with the final CD Estimated taxes, insurance and assessments section on pg 1. and also on pg 4 Estimated Property Costs over Year 1.  Condition maintained.07/05/2019: Audit reviewed the Lender Rebuttal, as well as documents submitted, and has determined that with the income adjustment and credit card debt of $XX which is a revolving account with a balance reflected on the most current credit report, and therefore must be included, the DTI exceeds guidelines at 43.07%. Investor e-mail states that the P&L and Balance sheets are NOT current. Provide YTD 2019 P&L and Balance sheets for both businesses. AUS within the loan file does NOT match lender income calculation or DTI. Loan fails QM requirements for DTI and YTD XXXX P&Ls; Overlay requires the YTD XXXX P&L AND Balance sheet documents. Condition remains. 05/28/2019:  Audit reviewed lender’s rebuttal and disagrees.  Lender’s high balance overlay, dated XX/XX/XX, requires most current P&L statement and balance sheet for all businesses reporting on 1040’s.  If returns have not been filed for the most recent tax year, year-end P&L statement is required in addition to the current YTD statement.  Client overlay requires YTD P&L statement and balance sheet.  Year-end P&L statements and balance sheets provided.  Current YTD P&L statements and balance sheets not provided.  Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.10 months reserves Years Self Employed Borrower has 12.50 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172555	5ab83622-f875-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A and B on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
7/22/19 The XXXXXXXX is as of XXXXXXX XX, XXXX and XXXX P&L and balance sheets are not required as that is within 120 days of the Note of /XX/XX. 07/19/2019: Please see attached email to XXXXX, etc. @ XXX X/XX/XX Please clear this condition and condition for a revised PCCD., etc.Please see the attached Tax information that we can utilize the $XX,XXX.XX (4% discount if paying taxes on XX/XX in XXXXXX) which now makes the ratio 42.71%.07/05/2019: Attached is a new 1008 and 1003 and XXXX P&L for XXXXXXXX XXXXX. Also see XXXXXX's email that states that's all we need. Documents are good for 120 day.5/24/19 Please rescind this. A XXXX P&L and balance sheet is not required. Per our guidelines " The Profit and Loss must be dated within 60 days of submission to Underwriting within the same calendar year." The loan was submitted on XX/XX/XX and that guideline has been met.

07/24/2019: Audit acknowledges the client approved guideline exception for P&L and Balance Sheet outside guidelines. Loan will be rated a B.07/23/2019:  Business A fails HB Guidelines and Client Overlay Guidelines for missing current YTD XXXX P&L and Balance Sheet. (2) Business B  listed on Schedule E Part II of XXXX returns fails to meet XXXX and Appendix Q for 120 days prior to Note date. Business B also fails to meet HB Guidelines and Client Overlay Guidelines for missing current YTD XXXX P&L and Balance Sheet. Condition remains.07/19/2019: Audit re-analyzed income documentation, and has determined that (1) Business A listed on Schedule E Part II of XXXX returns meets XXXX for 120 days prior to Note date and Appendix Q requirement for Profit & Loss and Balance Sheet. However, Business A fails HB Guidelines and Client Overlay Guidelines for missing current YTD XXXX P&L and Balance Sheet.  (2) Business B listed on Schedule E Part II of XXXX returns fails to meet XXXX and Appendix Q for 120 days prior to Note date.  Business B also fails to meet HB Guidelines and Client Overlay Guidelines for missing current YTD XXXX P&L and Balance Sheet.  Condition remains.07/17/2019: Audit reviewed Lender's response and the email previously provided which states there are P&L's and Balance Sheets for both businesses; however, the ones provided for business #2, are not current and do not meet QM requirements. Client overlay requires YTD P&L statement and balance sheet. Year-end P&L statements and balance sheets were previously provided. Current YTD P&L statements and balance sheets not provided. Condition remains.7/15/2019: Audit reviewed lender response, Lender advised to use the property tax amount of $XXXXX.XX and then DTI is under 43%, however utilizing this property tax amount would then cause compliance issues with the final CD Estimated taxes, insurance and assessments section on pg 1. and also on pg 4 Estimated Property Costs over Year 1.  Condition maintained.07/05/2019: Audit reviewed the Lender Rebuttal, as well as documents submitted, and has determined that with the income adjustment and credit card debt of $XX which is a revolving account with a balance reflected on the most current credit report, and therefore must be included, the DTI exceeds guidelines at 43.07%. Investor e-mail states that the P&L and Balance sheets are NOT current. Provide YTD XXXX P&L and Balance sheets for both businesses. AUS within the loan file does NOT match lender income calculation or DTI. Loan fails QM requirements for DTI and YTD XXXX P&Ls; Overlay requires the YTD XXXX P&L AND Balance sheet documents. Condition remains. 05/28/2019:  Audit reviewed lender’s rebuttal and disagrees.  Lender’s high balance overlay, dated XX/XX/XX, requires most current P&L statement and balance sheet for all businesses reporting on 1040’s.  If returns have not been filed for the most recent tax year, year-end P&L statement is required in addition to the current YTD statement.  Client overlay requires YTD P&L statement and balance sheet.  Year-end P&L statements and balance sheets provided.  Current YTD P&L statements and balance sheets not provided.  Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.10 months reserves Years Self Employed Borrower has 12.50 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301125000	94ded316-bfaf-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.		10/03/2019: Audit reviewed and determined tax transcripts received are deemed acceptable. Condition cleared. 07/29/19: Lender provided transcripts for XXXX. All High Balance (HB) and XXXX XXXXX XXXXX will require 2 years tax transcripts on all loans, even if not required by XX. Condition maintained.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.87% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301140626	5fda41f6-d19d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/14/19 Attached please find the second bullet point for the VOB.	07/16/2019: Lender provided snapshot reflecting verification of business and employee information that verified the business. Condition cleared.	Reserves are higher than guideline minimum UW guides require 0 months reserves, loan qualified with 36 months reserves.. DTI is lower than guideline maximum UW guides maximum DTI 43%, loan qualified with DTI of 26.68%. FICO is higher than guideline minimum UW guides require FICO of 700, loan qualified with FICO of 749..				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301140626	9a30d9f0-bd9d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. The CU Score is 5.	07/09/2019: CDA posted to Trailing docs	07/09/2019: A CDA was provided with a value of $X,XXX,XXX.XX with a variance of 0%. CDA within acceptable tolerance. Exception cleared.	Reserves are higher than guideline minimum UW guides require 0 months reserves, loan qualified with 36 months reserves.. DTI is lower than guideline maximum UW guides maximum DTI 43%, loan qualified with DTI of 26.68%. FICO is higher than guideline minimum UW guides require FICO of 700, loan qualified with FICO of 749..				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148466	edebccd3-4bc3-4490-afea-fc21c9da8403	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure	04/12/2019: please see attestation letter. Please clear the condition	04/16/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.04/15/2019: Nothing uploaded for review. Finding remains non-material. Loan will be graded a B for all agenciesFinding deemed non-material, loan will be graded a B for all agencies	LTV is lower than guideline maximum Loan qualified with LTV of 58.96% DTI is lower than guideline maximum Loan qualified with DTI of 15.02% FICO is higher than guideline minimum Loan qualified with 786 FICO				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301148466	a10a2b8e-075b-e911-bdd2-f4e9d4a75ba2	86		QM/Non-HPML		Credit		Limited Employment History for Borrower/Co-Borrower	Documentation in file indicates a limited employment history for borrower which does not meet lender's guidelines. Employment history for borrower does not cover 2 years.	05/03/2019: See attached VVOE
07/19/2019:  Audit re-analyzed all employment history, and has determined that documentation submitted to verify two years of employment history required by Appendix Q has been met. Condition cleared.  06/14/2019:  Escalated to management for further review06/06/2019:  Audit reviewed lender’s rebuttal and gap letter which was previously provided.  Per QM, a consumer’s income may be considered effective and stable when recently returning to work after an extended absence if he/she: Is employed in the current job for six months or longer AND can document a two-year work history prior to an absence from employment using: traditional employment verifications; and/or copies of IRS Form W-2’s or pay stubs.  Condition remains.05/03/2019: Audit reviewed previous employment verification for borrower, and has determined that said document was dated PRIOR to consummation and is deemed acceptable to verify two years of employment history. HOWEVER, missing two years verification for the CO-borrower's employment history, as current employment start date was XX/XX/XXXX. Condition remains.
												LTV is lower than guideline maximum Loan qualified with LTV of 58.96% DTI is lower than guideline maximum Loan qualified with DTI of 15.02% FICO is higher than guideline minimum Loan qualified with 786 FICO				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301207670	4d9dbd0b-5d50-4f92-ab08-2096183ca2f7	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXXX.XX for the taxes vs. the actual amount of $XXXX.XX (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		5/9/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides minimum DTI of 43%, loan qualified with DTI of 31.17% FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 770 Reserves are higher than guideline minimum : UW Guides require 3.19 months reserves, loan qualified with 126.60 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301207670	e1c6b251-3b6b-4b6f-89e9-284c9ba74440	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		5/9/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides minimum DTI of 43%, loan qualified with DTI of 31.17% FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 770 Reserves are higher than guideline minimum : UW Guides require 3.19 months reserves, loan qualified with 126.60 months reserves				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301207670	ba0ec691-19d1-46e0-a2d6-4c05b37ce816	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		5/9/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides minimum DTI of 43%, loan qualified with DTI of 31.17% FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 770 Reserves are higher than guideline minimum : UW Guides require 3.19 months reserves, loan qualified with 126.60 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301179414	6ff95612-0a35-4810-a97f-50b0f72c81b7	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $X,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $X,XXX. Provide re-disclosed CD and letter of explanation.	05/20/2019: Please see that attached LE that supports the CD.	05/20/2019: Audit reviewed the LE, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. 05/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.88% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 71.05%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301179414	a79b962b-b683-4984-86ba-94270eea79bd	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	05/20/2019: please see attached	06/11/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.05/20/2019: Audit reviewed attestation provided however the attestation is not from the correspondent lender. Exception remains as non-material per SFIG guidance, loan will be graded a B for all agencies.05/13/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.88% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 71.05%				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301179414	871edb2e-ed73-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.		06/27/2019: Received executed business returns for both businesses. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.88% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 71.05%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179414	aef49626-ed73-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided		06/27/2019: Received signed/dated personal tax returns. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.88% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 71.05%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179414	0540ff4b-ed73-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Missing Tax Returns and K-1's for the second self employed business listed on the Final Application.
7/26/19 XX: Please see attached XXXX 1120S for XXXXXXX XXXXXXXXXXX. Box 16D from 1120S K-1s is distribution income and is okay to use. The distributions shown on the K-1 document represent the amount that the borrower actually took from the business. Distributions do not flow over to the personal tax returns - only ordinary income from Box 1 does. The distribution income is lower than the ordinary income and is being used to qualify. The CPA provided a letter (page 50 of the original submission) regarding Mtgs and Notes Payable <1 year for Hi-Speed Holdings. The CPA letter verifies that the debt rolls over each year, so it is allowed to be excluded from the income. Please clear condition.6/28/19 XX: Please clear and see attached XXXX business returns. Since we are not giving any income to the business (only hitting for a loss), a business start date on the business returns is not required. 6/25/19 XX: Please see attached. The signed pages were provided with 2 other conditions.

07/30/2019: Audit reviewed Lender's rebuttal, Lender provided the name and title of the lender's employee who completed the VOB.  Condition cleared.07/29/2019:  Audit reviewed lender’s rebuttal, documents provided and original loan file.  CPA letter located on page 50, income recalculated without this deduction.  Received XXXX 1120S and K-1s for Business #1, income recalculated utilizing 2-year average. Requirements for verifying self-employment:  The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided for Business #1. K-1 box 16D represents property distributions that reduce the basis in the stock and does not flow through to the personal tax return as ordinary taxable income.  Recalculated income does not include this distribution.  (Business #1, see page 103).  Revised DTI 17.66% which is within 3% tolerance.  Condition remains.07/25/2019:  Missing XXXX 1120S for XXXXXXX XXXXXXXXXXX.  Also, lender utilized box 16D from K-1 as income.  K-1 16D represents property distributions that reduce the basis in the stock and does not flow through to the personal tax return as ordinary taxable income.  Lender deducted notes payable < 1 year for XXXXXXX XXXXXXXXXXX but not for XX XXXXX XXXXXXXXX.   Deducting notes payable < 1 year and exclusion of income from 16D results in 155.84% DTI.  Condition remains.07/16/2019:  Escalated to management for further review06/27/2019:  Received XXXX/XXXX P&L and balance sheet.  Received XXXX extension. Received XXXX K-1 and signed partnership return.  Received signed page 1 of XXXX XXXXXXXXXXX return which reflects initial return.  Date business started is blank.  Please provide complete XXXX partnership return including K-1s and inception date.  Loss based on XXXX only is <$XXXX>.  Lender calculated loss <$XXX>.  DTI to be recalculated upon receipt.  Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.88% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 71.05%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179414	de3e143a-ed73-e911-bdd2-f4e9d4a75ba2	2769		QM/Non-HPML		Credit		Missing Lender’s Income Calculation worksheet	Missing Lender's income calculation worksheet. Form 1084.	6/7/19 XX: Please rescind as a cash flow analysis/Form 1084 is not necessary. Self-employment income being used in standard and business assets are not being used. Attached are the income worksheets, if this was intended instead of the Form 1084.	06/11/19: After review of the lender's rebuttal and the loan file, exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.88% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 71.05%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301179414	d3983a44-2db7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU		08/07/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #21 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.88% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 71.05%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179414	36b9c258-ec73-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.7.		05/14/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.88% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 71.05%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301235994	dd6c8423-2fa4-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/17/2019: XX -Please see the attached VOB approval.	07/18/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.35% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 65.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205842	84dfc659-9fa4-4ede-bf04-ae28ad476094	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the amount of $XXX.XX for the taxes vs. the final amount of $XXX.XX. Provide re-disclosed CD and letter of explanation.		06/24/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require a FICO score 680, loan qualified with FICO of 772. Years on Job Borrower has 8 years on job. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.40 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301205842	742f5d88-4294-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Credit		General Credit Exception	Missing Lender's calculations for subject property taxes in the amount of $XXX.XX. Lender calculation is not based on 1.25% of sales price or taxes reflected on title.	6/27/19 Please rescind this condition. The lenders calculation for taxes is the Tax rate per the tax information uploaded x the sales price.	07/17/2019: Calculation method accepted. Condition cleared. 06/28/2019: Escalated to management for further review	FICO is higher than guideline minimum UW Guides require a FICO score 680, loan qualified with FICO of 772. Years on Job Borrower has 8 years on job. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.40 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155631	121377d8-4136-457d-b938-1ebbde9009fe	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	$XXX.XX > $XXX.XX maximum late fee allowed by the State.	07/19/2019: please see attached	07/19/2019: Lender provided LOE and proof of delivery. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301203589	5ff88a6b-4935-4157-9db2-0039177cd2f1	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X a month vs. the calculated value of $X a month. The lender used pre-construction land only property tax of $X vs audit estimated after construction property taxes of $X. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.	7/2/19 Please rescind this condition. We are allowed to determine taxes based on the current land value only taxes as long as we have the attached payment shock letter and this was in the original upload under new construction documents.	07/05/2019: Lender provided explanation that land only taxes were utilized. Payment shock letter located on page 166. Condition cleared. Credit condition added.06/26/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Years on Job Borrower has 16.9 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 125.8 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203589	2dcb5239-2998-e911-bdd2-f4e9d4a75ba2	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used pre-construction land only property tax of $XX.XX vs audit estimated after construction property taxes of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.	7/2/19 Please rescind this condition. We are allowed to determine taxes based on the current land value only taxes as long as we have the attached payment shock letter and this was in the original upload under new construction documents.	07/05/2019: Lender provided explanation that land only taxes were utilized. Payment shock letter located on page 166. Condition cleared. Credit condition added.	Years on Job Borrower has 16.9 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 125.8 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203589	6e17fac0-259f-e911-bdd2-f4e9d4a75ba2	992		QM/Non-HPML		Credit		Invalid AUS	Added 07/05/2019: Received explanation for property taxes utilized. AUS and 1008 DTI 29.29% vs. actual DTI 25.39% which is greater than 3%. Please provide revised AUS and 1008.	7/12/19 Attached please find the correct 1008 and AUS.7/9/19 Attached is the 1008 and AUS.	07/17/2019: Received revised 1008 and AUS. Condition cleared.07/11/2019: Lender provided 1008 and AUS which reflects DTI of 29.29% which is greater than 3% of the actual DTI of 25.39%. Exception remains.	Years on Job Borrower has 16.9 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 125.8 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301160291	a5564a3e-34d7-4752-a6bd-29bc2c2f52ad	3312		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXXXXX.XX versus actual $XXXXXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	07/17/2019: please see attached	07/17/2019: Audit re-analyzed final CD, and has determined that a fee was inadvertently entered incorrectly. No under disclosure, condition rescinded.	Years Self Employed Borrower has 29 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 121 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301160291	c1e5f9b9-a386-4889-81fa-f1a8e1cb4111	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure reflects Estimated Taxes, Insurance & Assessments in the amount of $XXX.XX. The actual T, I & A fees total $XXXX.XX. The Lender failed to include $XXX.XX in Hazard Insurance fees. A Letter of Explanation and confirmation of delivery to the borrowers is required.	07/17/2019: please see attached	07/17/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.Non-material per SFIG guidance, loan will be graded a B for all agencies	Years Self Employed Borrower has 29 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 121 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301160291	c44dde32-bf7c-4c6e-9958-71b9c83212de	3340		QM/Non-HPML		Compliance		Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section's "Other" box, on the CD is checked but no description was provided. (NOT IN ESCROW: Provide a Letter of Explanation and Re-Disclose Correct Information.	07/17/2019: please see attached	07/17/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Flood escrows added. Loan will be rated a 'B'.Non-material per SFIG guidance, loan will be graded a B for all agencies	Years Self Employed Borrower has 29 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 121 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301160291	4220feb8-259a-4dc8-9f23-80ae3652bb01	3210		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XXXXXX.XX vs actual Finance Charge of $XXXXXX.XX, an under disclosure of $XXX.XX which exceeds the $100 allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to Borrower, letter of explanation and proof of delivery.	07/17/2019: please see attached	07/17/2019: Audit re-analyzed final CD, and has determined that a fee was inadvertently entered incorrectly. No under disclosure, condition rescinded.	Years Self Employed Borrower has 29 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 121 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301160291	c56f22e1-e491-e911-bdd2-f4e9d4a75ba2	3314		QM/Non-HPML		Compliance		Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. In order to comply with XXXXX regulations, then flood insurance must be escrowed.	07/17/2019: please see attached	07/17/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Flood escrows added. Loan will be rated a 'B'.	Years Self Employed Borrower has 29 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 121 months reserves				3	2	D	A	D	A	D	B	D	A	D	A	Cleared
301160291	1d4a3c19-467d-49da-8921-edfd9e6962cc	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.	Years Self Employed Borrower has 29 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 121 months reserves				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301160291	6f6ed83c-512e-4c6b-9476-4c052eb25472	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Toolkit		Finding deemed non-material, loan will be graded a B for all agencies	Years Self Employed Borrower has 29 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 121 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301160291	4b10a53a-c58e-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
Failure to obtain 3rd party verification of employment: - The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.
										06/18/2019: Please see attached.	06/18/2019: Audit reviewed evidence for VOE document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years Self Employed Borrower has 29 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 121 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160291	5397253b-5b8e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU Risk Score is 3.5		06/21/2019: A CDA report reflecting a value $XXXXXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years Self Employed Borrower has 29 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 121 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175615	6fb0114c-5b15-4eb0-9c5d-cd625401cc40	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Loan is not in-escrow.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.72% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Years in Primary Residence Borrower has resided in subject for 18 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301175615	65bb1c6a-0a9a-4b57-99e3-87efa1fa1cf1	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure	06/07/19: Please see attachment	06/11/19: Lender provided attestation that there are no affiliated businesses with respect to this loan, exception cleared.6/4/2019:Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.72% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Years in Primary Residence Borrower has resided in subject for 18 years				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301175615	9cb452ce-6188-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. Missing documentation of the source of the information obtained and the name and title of the lender's employee who obtained the information for borrower.
											06/14/2019: Received satisfactory verification of business #1. Verification of business #3 not required since income not utilized. Timing requirement met, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.72% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Years in Primary Residence Borrower has resided in subject for 18 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175615	030e4fc5-2f87-e911-bdd2-f4e9d4a75ba2	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	All pages of the hazard insurance was not provided. File is missing evidence of yearly premium. Additional conditions may apply.	06/17/2019: please see attached	06/17/2019: Audit reviewed hazard insurance, and has determined that documentation submitted reflects annual premium amount. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.72% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Years in Primary Residence Borrower has resided in subject for 18 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175615	4ce06f4b-ef86-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Missing XXXX signed business tax returns for Business 3 on Schedule E Part II Statement 3 of the XXXX tax return.	7/23/2019: Attached please find signed XXXX business return	07/23/2019: Received executed XXXX tax returns for Business #3. Condition cleared.06/14/2019: Received signed business returns for business #1 which were previously provided. Missing signed XXXX returns for business #3 (XX LLC). Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.72% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Years in Primary Residence Borrower has resided in subject for 18 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175655	bf5790ea-3d90-4111-96a6-2eaf8dbfb18c	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure. Finding deemed non-material, loan will be graded a B for all agencies.		06/21/2019: Received attestation no affiliates. Condition cleared.06/17/2019 Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 38.48%. CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualifed with CLTV of 80%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 774.				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301175655	880aca98-0b51-4371-ab03-fede6a9a388e	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit. Finding deemed non-material, loan will be graded a B for all agencies.	06/21/2019: Please see attachment	06/24/2019: Lender provided evidence the Home Loan Toolkit was provided within 3 days of application date. Exception cleared.06/17/2019 Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 38.48%. CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualifed with CLTV of 80%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 774.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175655	69241f6f-1891-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/16/2019: Attached please find the source of the information obtained and the name and title of the employee who obtained the information	07/16/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 38.48%. CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualifed with CLTV of 80%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 774.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175655	ae2cd03f-3b91-e911-bdd2-f4e9d4a75ba2	801		QM/Non-HPML		Credit		Misrepresentation of Occupancy	The borrower represented the subject property intent as a 2nd home occupancy transaction. However the hazard insurance declarations reflect "damage to rented premises" coverage on the policy of $XXXXXX. Investment Properties are ineligible for financing.	Please Rescind as there is no tenant coverage on this policy. See Attached	08/02/2019: Audit review of hazard insurance documentation the Lender provided was deemed acceptable. Condition cleared	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 38.48%. CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualifed with CLTV of 80%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 774.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175655	b390b6e2-aeb7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcripts dated XX/XX/XXXX reflected on DU.	08/06/2019: Please see attachment	08/06/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #16 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 38.48%. CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualifed with CLTV of 80%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 774.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180750	d6de2e95-da8d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/12; Please clear this condition with the attached VOB	07/17/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 100.40 months reserves No Mortgage Lates UW guidelines requires 0x30 lates wihtin the most recent 12 months , loan qualifies with 0x30 lates within the most recent 99 months. FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 751				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180750	8a9f1f08-dc8d-e911-bdd2-f4e9d4a75ba2	854		QM/Non-HPML		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property #B page 2 A,B,C located on XXXX Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage. Proved evidence the current tenant still occupies the property with cancelled checks and/or bank statements. Additional conditions may apply.	7/12; Please rescind this condition. No rental income from the property on property #B page 2 is used to qualify	07/25/2019: Audit re-analyzed Lease for property listed on XXXX Schedule E Pt I - B (p764), and has determined that said document located on page 402 within the original loan file does NOT expire until XX/XX/XXXX. Condition rescinded. 07/17/2019: Audit reviewed Lenders response, however, please provide current lease for XXXX XXXXXXXX XXXXXXX. Exception remains.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 100.40 months reserves No Mortgage Lates UW guidelines requires 0x30 lates wihtin the most recent 12 months , loan qualifies with 0x30 lates within the most recent 99 months. FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 751				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301178541	3acf3585-c283-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Home Warranty Premium in section H of the final Closing Disclosure is missing the word Optional. Provide corrected CD and LOE to the borrower.	07/08/2019: pls see attached, pls clear	07/08/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B. 5/30/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301178541	947a39a1-e682-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The tax service fee in section B of the final Closing Disclosure is missing the name of the FBO service provider. Provide corrected CD and letter of explanation to the Borrower.	07/08/2019: pls see attached, pls clear	07/08/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B. 5/30/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301178541	66fd289f-4692-4e4f-8aff-954b21786019	3203		QM/Non-HPML		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The State Tax/Stamps in section E of the final Closing Disclosure is missing the name of the government entity. Provide corrected CD and LOE to the borrower.	07/08/2019: pls see attached, pls clear	07/08/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B. 5/30/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301178541	e489f342-e782-e911-bdd2-f4e9d4a75ba2	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The LE, dated XX/XX/XXXX for rate lock issued on XX/XX/XXXX. The file is missing evidence of the disclosure.	07/08/2019: pls see attached, pls clear	07/08/2019: Audit reviewed initial LE, and has determined that the documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301178541	95d04248-fc82-e911-bdd2-f4e9d4a75ba2	1740		QM/Non-HPML		Compliance		Missing Mortgage Rider	Missing Waiver of Borrower Rights Rider and Closing Attorney's Affidavit.		06/04/2019: Received Waiver of Borrower Rights Rider and Closing Attorney's Affidavit. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301178541	824d2ddd-f681-4dad-bb8c-ecea170a43bb	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	07/08/2019: pls see attached, pls clear	07/08/2019: Audit review of Home Loan Toolkit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.5/30/2019: Finding deemed non-material, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180096	60fc09da-0bf8-49ba-9d01-a6b3e66692d7	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		07/17/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.06/28/2019- Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Years on Job Borrower has 16 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.36%				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301180096	b7c653e5-1a9f-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The income on the final application in file is not consistent with the final 1008 in loan file used to qualify and is missing the employer contact phone number for both borrower and co-borrower.	07/17/2019: Please clear this condition the final 1003 is attached and the corrected income on 1003 is attached	07/17/2019: Audit reviewed updated 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Years on Job Borrower has 16 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.36%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180096	d204cf6a-1c9f-e911-bdd2-f4e9d4a75ba2	1643		QM/Non-HPML		Credit		Failure to Verify Housing History	Lender failed to provide evidence the May XXXX payment was paid 0x30 for 1st lien. Per payoff in file loan was due for the XX/XX/XXXX payment at payoff.	07/17/2019: Please clear this condition, the payoff attached reflects the loan is due is due for XX/XX reflecting the XX/XX payment was made.	07/17/2019: Audit reviewed updated Payoff Statement, and has determined that the documentation submitted is deemed acceptable to verify payment for May. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Years on Job Borrower has 16 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.36%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180096	817feba9-1d9f-e911-bdd2-f4e9d4a75ba2	2675		QM/Non-HPML		Credit		Inconsistent Documentation	The 1008, 1003 and DU reflect different qualifying incomes for employment and REO. AUS reflects a positive rental income of $XXXX vs 1008 and 1003 reflecting no rental income used to qualify. The final 1003 used greater income from employment that listed on final 1008 in loan file.	07/17/2019: Please clear this condition the corrected aus and 1003 have been attached.	07/17/2019: Audit reviewed updated 1003 and AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Years on Job Borrower has 16 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.36%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180096	33546455-c49d-e911-bdd2-f4e9d4a75ba2	992		QM/Non-HPML		Credit		Invalid AUS	The AUS reflects a maximum allowable DTI of 28.40%. Due to the improper calculation of income and debts, the actual DTI is 41.36%. The lender calculated positive rental income of $XXXX.XX, but the actual calculation results in a rent loss of $XXX.XX if rental income was in fact to be included. The AUS reflected greater income from employment sources than reflected on the final 1008 for both borrower's employment.	07/17/2019: Please clear this condition with corrected 1003 without rental income and correct AUS	07/17/2019: Audit reviewed updated AUS, and has determined that the DTI and income match audit calculations. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Years on Job Borrower has 16 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.36%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301180096	bdec4859-c69d-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #1, on the final application not provided.	07/17/2019: Please rescind this condition the credit report reflects the mortgage is an FHA loan and FHA requires impounds to be escrowed.	07/17/2019: Audit reviewed the Credit Report, and has determined that said document indicates loan on property #1 is an FHA which is sufficient confirmation to verify escrows included within monthly mortgage payment. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Years on Job Borrower has 16 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.36%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301180093	36955741-73a6-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.		07/25/2019: Received certified Seller CD verifying lien paid and netting sufficient cash to close. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 576.80 months reserves Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179998	19225412-b39b-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	07/15/2019: The State of XX does not require the Settlement Agent or Agency to have a license. So there is nothing to provide in the contact information. Please rescind the condition. Thank you !	07/15/2019: Audit reviewed the Lender Rebuttal, as well as State Licensing requirements, and has determined that subject property's state does not require Settlement Agent or agency to have a license. Condition rescinded. 6/30/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.80 months reserves. Full Documentation Loan is a Full Documentation loan.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301179998	80cdb246-bfe4-40a4-859d-d7c4cc32a3b3	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	07/15/2019: Please see attachment	07/15/2019: Audit review of Home Loan Toolkit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.6/30/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.80 months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179998	942f3fab-249c-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing evidence the consumer has a loan-to-value ratio of 75% or less for departing residence as required by QM. Additional conditions may apply	7/15/19 Please rescind this condition based on the original settlement statement showing a purchase price of $XXXXXX and the XXX statement showing <$XXXXXX that was in the original upload.	07/17/2019: Lender provided the original settlement statement showing a purchase price of $XXXXXX and Mortgage Statement reflecting a balance of $XXXXXX.XX, evidencing the LTV ratio of < 75% for the departing residence as required by QM. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.80 months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179998	4c2b0121-b19b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. Cu risk score 2.7	07/09/2019: CDA posted to trailing docs	07/09/2019: A CDA was provided with a value of $XXXXXX.XX with a variance of 0%. CDA within acceptable tolerance. Exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.80 months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301232064	ee536617-9e82-46a5-abb7-ba635a860fb1	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Third Party Fulfillment Fee in section B of the final Closing Disclosure dated XX/XX/XXXX is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		07/11/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301232064	936aad8b-14a4-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		07/12/2019: A CDA report reflecting a value $XXXXXXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301183180	888eb282-b0a1-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Doc Prep Fees paid to the lender reflected in section B of the final Closing Disclosure should be reflected in section A or the correct service provider should be listed. Provide corrected CD and letter of explanation to the Borrower.	07/24/2019: pls see attached letter, pls clear	07/25/2019: Lender provided LOE, proof of delivery and PCCD with Doc Prep Fees paid to the lender moved from section B to A and Calculating Cash To Close section updated to XXXXXX.XX. Exception remains downgraded.7/8/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.11% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 783 Years Self Employed Borrower has 5 years Self Employed Reserves are higher than guideline minimum Loan qualified with 34.00 months reserves No Mortgage Lates Credit Report verifies 67 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301183180	ecdc6702-16a0-e911-bdd2-f4e9d4a75ba2	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates Final Cash to Close from the LE as $XXXXXX. The correct amount should be $XXXXXX. Provide re-disclosed CD and letter of explanation.	07/24/2019: pls see attached letter, pls clear	07/25/2019: Lender provided LOE, proof of delivery and PCCD with Doc Prep Fees paid to the lender moved from section B to A and Calculating Cash To Close section updated to XXXXXX.XX. Exception remains downgraded.7/8/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.11% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 783 Years Self Employed Borrower has 5 years Self Employed Reserves are higher than guideline minimum Loan qualified with 34.00 months reserves No Mortgage Lates Credit Report verifies 67 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301183180	8441897b-1b75-49e8-9fa0-24fb91dc11e2	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	5% > 3.45% maximum late fee permitted by the State of XXXXXXXX with a loan payment of $XXXX.XX. The maximum late fee permitted in XXXXXXX is $100 - resulting in a 3.45% maximum late charge threshold for this loan.	07/24/2019: pls see attached letter, pls clear	07/25/2019: Lender provided mailing label and LOE clarifying maximum late charge threshold. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.11% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 783 Years Self Employed Borrower has 5 years Self Employed Reserves are higher than guideline minimum Loan qualified with 34.00 months reserves No Mortgage Lates Credit Report verifies 67 months payment history with no late payments reported				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301183180	dcb85569-8e0d-4ccd-a052-bb24c8a1631c	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	07/22/2019: pls see attached, pls clear	07/22/2019: Audit reviewed attachment. Lender provided a Attestation from XXXXXXXXXXXX stating Loan Origination Company has no affiliated businesses associated with the loan. Condition Cleared. 7/8/2019: Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.11% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 783 Years Self Employed Borrower has 5 years Self Employed Reserves are higher than guideline minimum Loan qualified with 34.00 months reserves No Mortgage Lates Credit Report verifies 67 months payment history with no late payments reported				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301183180	d3c80f19-b1a1-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business C on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	07/17/2019: Please rescind this condition as the Schedule C income is not our borrowers.	07/17/2019: Reviewed lender rebuttal, and has determined that the Schedule C is not our Borrower. Condition Rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.11% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 783 Years Self Employed Borrower has 5 years Self Employed Reserves are higher than guideline minimum Loan qualified with 34.00 months reserves No Mortgage Lates Credit Report verifies 67 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301183180	6ce12253-b0a1-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 4.0.	07/09/2019: CDA posted to trailing docs XX/XX	07/09/2019: A CDA provided reflecting a value of $XXXXXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.11% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 783 Years Self Employed Borrower has 5 years Self Employed Reserves are higher than guideline minimum Loan qualified with 34.00 months reserves No Mortgage Lates Credit Report verifies 67 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205871	f82cc746-4199-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. Documentation of the name and title of the lender’s employee who obtained the information was not provided.
											07/03/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.15% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 Years Self Employed Borrower has 5.08 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205871	e39da217-4199-e911-bdd2-f4e9d4a75ba2	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The DU required Limited Condo Questionnaire is missing from the loan file. Additional conditions may apply.	7/11/19 XX: Please see attached and clear. A condo questionnaire is not needed. The loan was reviewed and approved with a Limited Review.07/10/2019: Please see attached and rescind as a condo questionnaire is not needed. 7/1/19 XX: Please rescind as the required condo documents have already been submitted. According to AUS, the property is eligible for a limited review if the property is in an established project. (Please see page 534 of the original submission). A Condo Questionnaire is not required for a limited review and is not needed on this loan.
07/16/2019:  Lender addressed condo warrantability per Client requirements.  Condition cleared.07/10/2019: Audit reviewed the Lender Rebuttal, as well as documentation, and has determined that the Client requires verification that the condo is acceptable according to XXXX. Therefore, a condo questionnaire, origination UW statement, or any other document that shows the limited review was complete would be sufficient to satisfy this condition. Provide confirmation the project is warrantable under XXXX guides. Condition remains.  07/03/2019:  Received internet printout verifying address of project.  Client requires verification that the condo is warrantable according to XXXX. While AUS states a limited review can be performed, the lender needs to provide confirmation that the condo warrantability was addressed.  Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.15% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 Years Self Employed Borrower has 5.08 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205871	42b12e4b-4399-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the sale of property #3 on XXXX schedule E	7/1/19 XX: Please see attached information from third party, XXXXXX XXXXXX. The REO was sold XX/XX/XXXX and the borrower no longer has ownership.	07/03/2019: Received evidence property was sold in XXXX. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.15% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 Years Self Employed Borrower has 5.08 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301238245	d3144c0a-43ad-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing a CDA report in the file.		07/24/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289503	a95764dd-45c8-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/29/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.87% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289503	b13fa5a3-29c8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score of 3.4.		08/27/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.87% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197366	40666720-8ca5-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.	07/23/2019: CDA07/16/2019: AVM in trailing docs since XX/XX	07/24/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.07/23/2019: Audit reviewed the lender rebuttal and found no attachment to download. Condition remains.07/17/2019 – The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has a variance which is greater than maximum tolerance variance threshold of 10%. Due diligence firm to order CDA report. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197145	56b0fe71-7444-402e-b51a-c5cbb4e52928	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	07/23/2019: Please see attached	07/23/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.07/12/2019: Finding deemed non-material, loan will be graded a B for all agencies	LTV is lower than guideline maximum Loan qualified with LTV of 66.60% Reserves are higher than guideline minimum Loan qualified with 107.10 months of reserves FICO is higher than guideline minimum Loan qualified with FICO of 776				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301197145	5dac089f-02a5-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 14.59%. Due to the improper calculation of income, the actual DTI is 19.25%. The lender used a monthly income of $XX,XXX.XX vs $XX,XXX.XX reflected on the final 1003 signed by the borrower.	7/24/19 XX Please rescind this as it does not matter what the application states, it only matters what the income is based on the documentation attached.	07/29/19: Missing information sourced from other file documents. Loan will be graded a B.07/25/2019: Audit reviewed Lenders response, however; please provide corrected 1003 with borrowers income updated to AUS monthly income amount. Exception remains.	LTV is lower than guideline maximum Loan qualified with LTV of 66.60% Reserves are higher than guideline minimum Loan qualified with 107.10 months of reserves FICO is higher than guideline minimum Loan qualified with FICO of 776				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301197145	79ef424e-e2a4-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing Final AUS Results. AUS in file reflects a loan amount of $XXX,XXX.XX vs note value of $XXX,XXX.XX.	7/24/19 XX Please see attached updated AUS.	07/25/2019: Lender provided corrected loan amount for AUS. Exception cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 66.60% Reserves are higher than guideline minimum Loan qualified with 107.10 months of reserves FICO is higher than guideline minimum Loan qualified with FICO of 776				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301197145	1eabafb9-06a5-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.		07/26/2019: Audit reviewed Lenders response, Lender provided the signed personal and business tax returns for the most recent 2 years. Condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 66.60% Reserves are higher than guideline minimum Loan qualified with 107.10 months of reserves FICO is higher than guideline minimum Loan qualified with FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197145	9f25f0d8-06a5-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.		07/26/2019: Audit reviewed Lenders response, Lender provided the signed personal and business tax returns for the most recent 2 years. Condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 66.60% Reserves are higher than guideline minimum Loan qualified with 107.10 months of reserves FICO is higher than guideline minimum Loan qualified with FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197145	f8b89001-e4a4-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.	07/12/2019: CDA in trailing docs since XX/XX/XXXX	07/17/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 66.60% Reserves are higher than guideline minimum Loan qualified with 107.10 months of reserves FICO is higher than guideline minimum Loan qualified with FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197363	02e44021-67a2-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/12/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301200663	fb58de17-4bf0-4ca4-b93a-d26f998498a8	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Misc Fee 1 Solar Release in section B of the final Closing Disclosure is paid to the lender. The fee should be paid to the actual service provider. Provide corrected CD and letter of explanation to the Borrower.	07/21/2019: please see attached	07/22/2019: Lender provided Funding PCCD and LOE. Non-material per SFIG guidance, loan will be graded a B for all agencies.07/02/2019: Received evidence of delivery and explanation letter. Post consummation CD not provided. Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.06/14/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualifies with FICO of 700. General Comp Factor 1 General Comp Factor 1				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301200663	d2c1dbec-148f-e911-bdd2-f4e9d4a75ba2	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects limited cash out. The final closing disclosure reflects borrower received $X,XXX.XX cash at closing.	07/17/2019: XX - Please see the attached updated DU Findings reflecting the loan as a cash-out.	07/18/2019: Lender provided updated AUS reflecting loan as a cash out refinance. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualifies with FICO of 700. General Comp Factor 1 General Comp Factor 1				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301206263	113b483f-78db-459f-b158-d97f714d1e52	1571		QM/Non-HPML		Compliance		Incorrect rescission model – Same lender refinance requires form H-9	New creditor refinance transactions require form H-9. Please provide a letter of explanation, Proof OF Delivery, Refund Fee Tolerance, Re-open Rescission if Applicable, and Disclose Correct Information, within 60 days of discovery (TILA 130(b)). SFIG Position - B-exception grade for circuits in which there is no ruling.		07/07/19: This exception is deemed non-material per SFIG guidance, loan will be graded B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799 Years in Primary Residence Borrower has resided in subject for 11 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301206263	539d5b42-ce6e-47aa-84f3-c35bdc6d2aa9	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		07/17/2019: Audit reviewed Lender response, Lender provided attestation of no affiliated businesses for the lender. Condition cleared.07/07/19: This exception is deemed non-material, loan will be graded B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799 Years in Primary Residence Borrower has resided in subject for 11 years				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301205398	cfb1040b-4608-4e2c-a59a-78bdc6cdf744	3247		QM/Non-HPML		Compliance		Information required for General Information section not present in C.D.	The final CD has incorrect data under the General Information section for the field titled Closing Date. Provide re-disclosed CD and letter of explanation.		7-9-2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301205397	d7277632-91a2-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		07/23/2019: Audit reviewed Lender response, Lender advised that there is no license information for settlement agents in XX. Condition rescinded.7.10.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.30 months reserves Years Self Employed Borrower self-employed 5.4 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301205397	ce8f0c07-b6b8-456f-b54f-5ce9f53b06ec	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		07/23/2019: Audit reviewed Lenders rebuttal, Lender provided an attestation for the affiliated businesses. Condition cleared.7.10.19: Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.30 months reserves Years Self Employed Borrower self-employed 5.4 years				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301205397	08318a19-43a3-e911-bdd2-f4e9d4a75ba2	2814		QM/Non-HPML		Compliance		Missing Documentation	Missing the Anti Predatory Lending Certificate of Compliance.	7/30 pls see attached, pls clear	07/30/2019: Lender provided Anti Predatory Lending Certificate of Compliance. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.30 months reserves Years Self Employed Borrower self-employed 5.4 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205397	532ce45f-3da3-e911-bdd2-f4e9d4a75ba2	1689		QM/Non-HPML		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for property #2 on the final loan application. Additional findings may apply.	7/18/19 XX Please rescind this as the attached HOA dues was uploaded under REO.	07/19/2018: Lender provided verification of HOA fee. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.30 months reserves Years Self Employed Borrower self-employed 5.4 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205397	da9368d6-3da3-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed XXXX business returns not provided for borrowers Business A reflected on XXXX Schedule E Part II. XXXX business returns required in order for loan to be classified as a Qualified Mortgage.	7/24/19 XX Please rescind this conduction as the business tax returns show the date incorporated as XX/XX/XXXX. 7/18/19 Please rescind this condition as the business wasn't incorporated until XX/XX/XXXX.	07/25/2019: Audit reviewed Lenders response. Exception rescinded.07/19/2019: Audit reviewed Lender's response; however, Lender did not provide verification business was business was not incorporated until XX/XX/XXXX. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.30 months reserves Years Self Employed Borrower self-employed 5.4 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301205397	cb171082-3da3-e911-bdd2-f4e9d4a75ba2	2793		QM/Non-HPML		Credit		Missing K-1	Missing XXXX K-1's for Business A reflected on XXXX Schedule E Part II. If 25% or greater ownership, additional conditions will apply.	7/18/19 Please rescind this condition as the business wasn't incorporated until XX/XX/XXXX.	07/25/2019: Audit reviewed Lenders response. Exception rescinded.07/19/2019: Audit reviewed Lender's response; however, Lender did not provide verification business was business was not incorporated until XX/XX/XXXX. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.30 months reserves Years Self Employed Borrower self-employed 5.4 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301202708	bbdd1ac6-21a3-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. Only received first three pages.		07/12/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301203352	f94141c8-5774-4fca-b769-85579eec472d	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. No Cure.	07/24/2019: Please see attachment	07/25/2019: Lender provided funding CD reflecting correct information. Condition cleared.07/03/2019:Non-material per SFIG guidance, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203352	ccc7fb94-c19d-e911-bdd2-f4e9d4a75ba2	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The CD is completed in error for required data under the Loan Disclosures section for the field(s) titled (Escrow Account). No Cure.	07/24/2019: Please see attachment	07/25/2019: Lender provided funding CD reflecting correct information. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203352	99542487-514c-4076-b9a5-4a640b144a57	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided.	07/23/2019: Please see attached	07/23/2019: Audit reviewed attachment. Lender provided an attestation for the originator, XXXX XXXXX, XXX no affiliated business associated with this loan. Condition Cleared. 07/03/2019: Finding Deemed Non Material and will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301203352	f325eeba-c49d-e911-bdd2-f4e9d4a75ba2	1596		QM/Non-HPML		Compliance		Missing Right To Cancel Form	Right to Cancel form for the co-borrower is missing from the file	07/24/2019: Please see attachment	07/25/2019: Lender provided Right to Cancel form for co-borrower. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203352	5a512f19-c19d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 5.	07/09/2019: AVM posted to Trailing docs XX/XX/XXXX.	07/09/2019: Audit reviewed Lenders response. Exception rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301247869	24c1e44c-e9b2-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU Risk Score is 3.		07/31/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301217904	f069ff4b-865a-4481-9ed9-60c2fb059afa	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	07/18/2019: Please see attachment.	07/18/2019: Audit reviewed attachment. The Lender provided a XXXXXXX XXXXX Attestation that XX XXXXXXXX XXXX. has no affiliated business associatedwith this loan. Condition cleared.07/17/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301217904	197fd824-c2a8-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 4.		07/18/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Document previously provided. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227528	98dcf971-39fe-46b9-9b90-45a726169bbc	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		07/23/2019: No document provided for review. Condition remains non-material. Loan will be graded a B for all agencies07/18/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 189.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.48% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301227528	1f4b4876-7aa9-e911-bdd2-f4e9d4a75ba2	16		QM/Non-HPML		Credit		Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.		07/29/19: Lender provided the flood certificate for the subject property. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 189.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.48% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218060	4d3e7c7a-319d-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Homeowner's Insurance Premium listed on Section F of The Final Closing Disclosure states 0 month collected but it is 12 months that was collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation. Provide re-disclosed CD and letter of explanation.	07/18/2019: Proceeds are being paid to the XXXXXXXX, please clear	07/19/2019: Audit reviewed Lender's response; however, the proceeds should be in section K not section H. Condition remains. Non-material finding, loan will be graded a B for all agencies.07/16/2019: Audit reviewed lender response, Lender corrected the # of months of homeowners insurance, however the PCCD provided shows proceeds being paid to non-borrower in Section H, this should me shown in Section K. Condition remains.07/02/2019: This finding is deemed non-material with a final grade of a B					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301218060	30cbe3a9-f5b8-4b84-9773-ff36d2fb4206	3278		QM/Non-HPML		Compliance		Funding occurred before RTC Expiration Date	The loan disbursed prior to giving the Borrower a full 3 days rescission. TILA 130(b) - within 60 days of discovery. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	07/18/2019: please see attached right to cancel which shows cancel date XX/XX/XXXX and the funds were disbursed on XX/XX/XXXX. please rescind the condition	07/19/2019: Lender provided RTC reflecting cancel date of XX/XX/XXXX signed and initialed by borrower. Condition cleared.07/16/2019: Audit reviewed lender response, Lender provided a Post Closing CD, correcting the funding date, however the RTC expiration date and the funding date are the same day. Condition remains.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301206499	4a456fd0-ad27-4f7c-a537-76f830d7433a	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	5% > 4.35% maximum late fee permitted by the state with a loan payment of $XXX,XXX.XX. The maximum late fee permitted in the state is $XXX.XX - resulting in a 4.35% maximum late charge threshold for this loan.	07/29/2019: pls see attached letter, pls clear	07/29/2019: Audit reviewed the unilateral letter to the borrower, as well as evidence of shipment for evidentiary purposes, and has determined that the document states that the Lender will not charge late fees in excess of the state limitations. Documentation submitted is deemed acceptable. Loan will be rated a XXXXX B.					3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301206499	720100d6-20aa-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		07/22/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301207162	29d88c3b-429f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 2.9	07/09/2019: CDA posted to trailing docs	07/09/2019: A CDA was provided with a value of $X,XXX,XXX.XX with a variance of 0%. CDA within acceptable tolerance. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301230052	bc1aa1d6-76a8-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The final application is missing address of employer and Position/Title/Type of Business.	07/25/2019: S/E- Business address /Position not required. Please Rescind	07/26/2019: Missing information sourced from other file documents. Loan will be graded a B	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 734. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 239 months reserves. Years Self Employed Borrower has 16.08 years Self Employed.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301230052	97a5f95e-9fa8-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing evidence Home Equity Line of Credit is closed.	07/25/2019: Attached please find HELOC close out letter sent with loan file.	07/26/2019: Lender provided HELOC closure letter. Exception cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 734. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 239 months reserves. Years Self Employed Borrower has 16.08 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228887	5ebb63de-3b9f-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Section F. Prepaids section of the final Closing Disclosure reflects a payment for homeowners insurance. The homeowners insurance is missing the payee.	07/17/2019: pls see attached rev cd lox trck pls clear	07/17/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B.	Years in Field Borrower has been in the same field 21 years. Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income. Current Mortgage Payment is lower than previous payment Refinance reduces PITIA by $X,XXX.XX				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301228887	1aa62588-3b9f-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The Guidelines reflect a maximum allowable DTI of 43.00%. Due to the improper calculation of income, the actual DTI is 43.08%. Lender did not include Partnership K-1 losses for Co Borrower.	07/15/2019: The co-borrower is not hit with the loss due to co-borrower has less than 25% interest and is not considered self employed. Also the co-borrower's primary income is as a wage earner and per XXXXXX XXX guideline business losses do not need to be included in these cases. Please Rescind. Thank You.	07/24/2019: Audit consulted with management and losses are not required to be deducted since < 25% ownership. Condition rescinded.07/18/2019: Audit reviewed Lenders response, however; business losses are required to be accounted for in income calculations. Exception remains.	Years in Field Borrower has been in the same field 21 years. Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income. Current Mortgage Payment is lower than previous payment Refinance reduces PITIA by $X,XXX.XX				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301228887	f3f7a911-3a9f-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	Attached please find the source of the information obtained and the name and title of the employee who obtained the information.	07/17/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years in Field Borrower has been in the same field 21 years. Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income. Current Mortgage Payment is lower than previous payment Refinance reduces PITIA by $X,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228887	5d264829-3a9f-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing evidence of 2nd lien Note payment.	Attached please find snippet from DU findings showing Note payment on 2nd included in the findings and the approval letter for the HELOC indicating amount of the note payment. These documents were sent with the loan file. Please Rescind. Thank You,	07/17/2019: After review of the docs, exception rescinded.	Years in Field Borrower has been in the same field 21 years. Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income. Current Mortgage Payment is lower than previous payment Refinance reduces PITIA by $X,XXX.XX				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301228887	bbdaea8f-3a9f-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Dated business returns not provided.	07/16/2019: Attached please find wet signed and dated business returns. Please Clear	07/18/2019: 07/18/2019: Lender provided signed and dated 1120's for 2 years. Exception cleared.	Years in Field Borrower has been in the same field 21 years. Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income. Current Mortgage Payment is lower than previous payment Refinance reduces PITIA by $X,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228887	95bb9c96-3a9f-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Dated returns not provided. Signed and dated tax returns are required in order for the loan to be classified as a Qualified Mortgage.	07/16/2019: Attached please find wet signed and dated personal tax returns. Please Clear.	07/18/2019: Lender provided signed and dated 1040's for 2 years. Exception cleared.	Years in Field Borrower has been in the same field 21 years. Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income. Current Mortgage Payment is lower than previous payment Refinance reduces PITIA by $X,XXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228887	4b55090d-3b9f-e911-bdd2-f4e9d4a75ba2	1703		QM/Non-HPML		Credit		Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. Evidence the Lender addressed alert not provided. Signed and dated tax returns are required in order for the loan to be classified as a Qualified Mortgage.	Attached please find Court document as evidence foreclosure was cancelled/dismissed due to payoff with prejudice (short sale). Waiting period has been met for this event. This document was provided with loan file - Please rescind. Thank You	07/17/2019: The court doc evidencing the foreclosure was cancelled/dismissed was provided. Exception rescinded.	Years in Field Borrower has been in the same field 21 years. Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income. Current Mortgage Payment is lower than previous payment Refinance reduces PITIA by $X,XXX.XX				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301216753	023a9e91-ac69-4259-9cbb-0bf717f8598c	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.		07/23/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 7/12?2019:Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301214558	b0e24e5d-9eac-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing evidence Home Equity Line of Credit is closed.	7/25/19 XX: Please see attached and Rescind. XXX had an outstanding condition for the title company to verify the HELOC has been closed/paid in full. Once received, our post closing team cleared the condition. The attachment confirms this info that the HELOC was closed and paid in full. There are no red flags in terms of CLTV/HCLTV or subordination concerns.	07/26/2019: Audit review of the Title Company verification of the HELOC paid off, signed and dated by the borrowers to close credit line is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 783. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 49.10 months reserves. Years on Job Borrower has 3.1 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218148	2cb16ab8-40a2-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.	7/13/19 Attached please find the VOB bullet two.	07/16/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753 Years in Field Borrower has 10 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218148	af4f1c5b-41a2-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Missing evidence of XXXX Extension for filing personal tax returns. Additional conditions may apply.	07/29/2019: Please rescind this also as the extension is on page 77 of your upload.7/13/19 Please rescind this condition as the attached XXXX extension was sent in the original upload.	07/29/2019: Audit re-analyzed loan file, and has determined that XXXX extension was located on page 77 within the original loan file. XXXX Business returns extension located on page 153 of the original loan file. Condition rescinded. 07/16/2019: Received extension for business returns. Please provide extension for personal returns. Condition remains.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753 Years in Field Borrower has 10 years in field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301220139	6edc3afb-319f-e911-bdd2-f4e9d4a75ba2	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to XXXX if the data changes from the time the AUS was last run. The most recent AUS in file reflects a lower, incorrect loan amount. The loan amount increase exceeds the tolerance of the lesser of $500 or 1% of loan amount.	07/11/2019: The last DU run reflects a loan amount of $XXX,XXX.XX which is matching the loan amount on the Final CD. The max loan amount on a XXXXXXXXXXXX loan is $X,XXX,XXX.XX. Please rescind this condition.	07/11/2019: Audit re-analyzed the loan file, and has determined that the most recent AUS was located on page 510 within the original loan file reflecting the correct loan amount. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.47% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764 Years on Job Borrower has 14.9 years on job.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301220139	16c1b3e6-2f9f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.	07/08/2019: AVM	07/09/2019: The AVM report value of $X,XXX,XXX.XX, to appraisal value of $X,XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.47% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764 Years on Job Borrower has 14.9 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301217890	7257d940-299f-e911-bdd2-f4e9d4a75ba2	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note and Disbursement date. Please provide evidence of insurance effective at consummation to cure.	07/15/2019: pls see attached policy which reflects XX/XX/XXXX effective date and funds were disbursed on XX/XX/XXXX. policy was included in original upload, pls rescind	07/18/2019: Lender provided hazard insurance declaration page. Exception cleared.07/05/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and coverage is sufficient.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 2.4 months reserves Years on Job Borrower has 5.8 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218239	14a790fb-c3a4-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The Guidelines reflects a maximum allowable DTI of 43.00%. Due to the miscalculation of net rental income, the actual DTI is 44.39%. A monthly net rental income loss of $X,XXX.XX was used by the Lender to determine the DTI. The Lender calculated this loss based on 365 fair rental days vs 270 days reflected on the Schedule E. The actual rental income loss is $X,XXX.XX. Loan does not meet criteria for Qualified Mortgage.	07/29/2019: Attached please find updated AUS and 1008 Please Clear. Thank You7/19/2019: Fair Market days of 270 and Repairs of $XX,XXX.XX on XXXX Sch. E indicating home was out of service for a period of time in XXXX. This meets the exception for use of lease agreement with vacancy factor. Attached please find the guideline along with the rental calculation with lease agreement and a copy of the lease. DTI is 30.46%. Please Clear.	07/29/2019: Audit reviewed updated AUS and 1008, and has determined that documentation submitted is deemed acceptable. Condition cleared. 07/22/2019: Audit reviewed lender’s rebuttal, agency guidelines, documents provided and tax returns. Per lender’s request, audit recalculated rental income/loss utilizing lease. Revised DTI 30.18% which is > 3% tolerance. Please provide corrected AUS and 1008. Condition remains.	Years on Job Borrower has 12 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 42.30 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301218239	79c2a93c-2eb7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.		08/07/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #19 was validated by said documentation submitted. Condition cleared.	Years on Job Borrower has 12 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 42.30 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218056	86954050-319c-e911-bdd2-f4e9d4a75ba2	2640		QM/Non-HPML		Credit		Missing Condo Review Documentation	Missing condo review documentation.	07/10/2019: XX - This project was approved for a limited review. Please see the attached approval from our Condo Review Team.	07/15/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.	DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 39.77% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 58.82%1%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219395	33ddc40b-f5a0-e911-bdd2-f4e9d4a75ba2	1689		QM/Non-HPML		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for property #1 on the final loan application.	07/17/2019: Please see the attached XXXXXXXXXXXX Report reflecting $XXX/yr in HOA dues ($XX.XX/mo) which is also confirmed on XXXXXX and XXXXXX.	07/17/2019: Audit reviewed evidence of HOA for property #1, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0.61 months reserves, loan qualified with 2.40 months reserves Years in Field Borrower has 26 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301226904	d883778d-3fae-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA / AVM was not provided. CU score 3.		07/29/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301225044	e06d5aae-b115-493a-84cc-817ca9a2651d	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Tool Kit	8/9 XX pls see attached, pls clearpls see attached toolkit, pls clear thank you	08/12/2019: Lender provided documentation verifying borrower received Home Loan Toolkit within 3 days of application date. Exception cleared.07/26/2019: Lender provided the Home Loan Toolkit which was not dated. Unable to determine if the disclosure was given to the Borrower within 3 days of the application date. Condition remains.07/11/2019: Finding deemed non-material, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 78.54% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.63% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301225044	31c6decb-0aa4-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/23/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 78.54% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.63% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227063	48b551bf-fe3b-43d3-8269-3e071be7962e	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.		7/11/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301227063	e5871316-1c43-4bcb-82a1-9443ddfdea4b	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		7/11/2019: Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301235513	dcfd3507-d5ac-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	See Attached - Please Clear	07/26/2019: Audit reviewed of third party verification and source of the information obtained with name and title of lender's employee who obtained the information is deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require 1.59 months reserves, loan qualified with 63.70 months reserves Years Self Employed Borrower has 9 years Self Employed. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272435	bd6d6a1b-7bb6-4b83-9420-0d89c3cea038	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		08/26/2019: Received attestation no affiliates. Condition cleared.08/22/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301228323	3ca74950-d39a-4ba6-a8c6-084440414ef5	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301234959	6f2f1297-909b-4f56-9725-c2c319987e30	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		07/30/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.07/25/2019: Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 503.10 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301234959	8f71555a-3daf-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for coborrower.		07/29/2019: Audit reviewed Lender's response, After review of the file positive self-employment income was not used and therefore a VOB is not required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 503.10 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301234959	1aba633b-ffae-e911-abc7-f4e9d4a75a52	73		QM/Non-HPML		Credit		Failure to obtain Evidence of Self Employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Missing verification of coborrower's Schedule C Business of XXXX tax returns.		07/29/2019: Audit reviewed Lender's response, After review of the file positive self-employment income was not used and therefore a VOB is not required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 503.10 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301234959	674df424-17af-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to UW Desktop if the data changes from the time the AUS was last run. The most recent AUS in file reflects a loan amount of $X,XXX,XXX.XX and the actual loan amount is $X,XXX,XXX.XX.	07/30/2019: Please see attached	07/30/2019: Audit reviewed revised AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 07/29/2019: Audit reviewed Lender's response, Lender provided a re-ran DU with the correct loan amount, however, the Mortgage Information Section is missing. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 503.10 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301260726	1a530fd5-65cb-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.	09/05/2019: Please see attached	09/05/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #15 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.08% No Mortgage Lates No mortgage lates Years in Primary Residence Borrower has resided in subject for 5 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287040	8aa061e9-67c5-4132-96c5-047060be83b2	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for	09/19/2019: HI! I have reviewed the CD and I do NOT see an issue with the payment amount. We use the Face amount for the taxes and I have reviewed the file and see that we used the correct amounts and that the payments are correct. Please have this sent back to the investor and let them know that are CD is in fact exactly how we calculate all of our loans tax amounts. Please Rescind XX 9/4/2019 – Please see attached	09/19/2019: Audit re-analyzed tax information sheet (p483), and has determined that county and school tax escrow amounts were correctly reflected on the Closing disclosure. Condition rescinded. 09/05/2019: Lender provided PCCD; however, the Estimated Escrows on the CD do not match actual calculated escrow. Lender used incorrect taxes of $XXX.XX vs $XXX.XX. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770 Years in Field Borrower has 12 years in primary residence				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301287040	24063910-b72d-46cf-af01-f7cf0018ff14	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 - 30 $X,XXX.XX include the amounts of P&I, Estimated Escrow & Estimated Total , the calculated payment amount is Years 1 - 30 $X,XXX.XX. $XXX.XX The lender used the incorrect amount of $XXX.XX for the taxes insurance vs $XXX.XX the actual amount of $XX.XX. No Cure.	XX 9/4/2019 – Please see attached	09/19/2019: Audit re-analyzed tax information sheet (p483), and has determined that county and school tax escrow amounts were correctly reflected on the Closing disclosure. Condition rescinded.09/05/2019: Lender provided PCCD; however, the Estimated Total Monthly Payment does not match the calculated value. Lender used the incorrect amount of taxes of $XXX.XX vs the actual amount of $XXX.XX. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770 Years in Field Borrower has 12 years in primary residence				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301287040	fc2d3e7f-82e1-4040-805c-991201a9c52a	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $ for the hazard insurance vs. the actual amount of $XX.XX No Cure.	XX 9/4/2019 – Please see attached	09/19/2019: Audit re-analyzed tax information sheet (p483), and has determined that county and school tax escrow amounts were correctly reflected on the Closing disclosure. Condition rescinded.09/05/2019: Lender provided PCCD; however, the Estimated Taxes, Insurance and Assessments is reflected as $XXX.XX vs the calculated value of $XXX.XX. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770 Years in Field Borrower has 12 years in primary residence				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301287040	617b4035-b7cd-e911-abc7-f4e9d4a75a52	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The CD is completed in error for required data under the Loan Disclosures section for the field(s) titled (Escrow Account). No Cure.	XX 9/4/2019 – Please see attached	09/19/2019: Audit re-analyzed tax information sheet (p483), and has determined that county and school tax escrow amounts were correctly reflected on the Closing disclosure. Condition rescinded.09/05/2019: Lender provided PCCD; however, the Loan Disclosures section for field title Escrow Account reflects $X,XXX.XX vs calculated value of $X,XXX.XX. Lender used the incorrect amount of taxes of $XXX.XX vs the actual amount of $XXX.XX. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770 Years in Field Borrower has 12 years in primary residence				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301287040	c2802e26-ded0-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax transcripts not provided for the borrower as required by DU.	9/11/19 XX: Please rescind. Per the AUS findings transcripts were never ordered and they are not required due to using paystub/w2 income to qualify	09/12/2019: Audit reviewed the XXXX Tax Transcript evidence located on page 359 and has determined AUS item #14 was fulfilled. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770 Years in Field Borrower has 12 years in primary residence				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301233293	654ebb78-9ca8-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	7/29 please rescind the Sae license ID for settlement is not required in XX. thank you	07/30/2019: Audit reviewed Lenders response, however; Title Insurers are required to be licensed (Appalachian Title Insurance Agency). Exception remains downgraded. Note: If PCCD is received finding will still be graded a B.07/17/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301233293	58ec2207-9da8-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA or AVM		07/18/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290537	66186a89-8fc6-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for borrower.	8/28/19 XX Please clear this condition based on the attached VOB's. The letter from The CPA addresses both Schedule C and his other businesses and is dated 30 days prior to closing. Please rescind the request for a VOB for Business 6 as there is not any income being utilized from it.	08/29/2019: Lender provided 3 VOB's with required documentation. Exception cleared.08/27/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date Schedule C business and business #5, page 370, were verified by underwriter. However, verification is not within 30 days, per QM requirement. Missing VOB document source for business #6, page 370. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.91% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301233605	acbacd5d-a2a8-e911-bdd2-f4e9d4a75ba2	3326		QM/Non-HPML		Compliance		Missing E Consent Disclosure	Missing the Co-Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the co-borrower. No Cure - Missing Doc Not Provided.	07/29/2019: Borrower is represented by the attorney who acknowledges the forms provided Please rescind, thank you
07/29/2019: Audit re-analyzed documents, and has determined that on non-rescindable transactions with multiple consumers, the CD may be delivered to any of the consumers who has primary liability on the obligation with receipt acknowledged by same. Further, the actual eConsent Disclosure form not necessarily. But rather, we can accept any evidence found in the loan file proving the borrower has consented and is receiving and accessing disclosures electronically. This can be satisfied with an electronic log showing the disclosures, when they were provided and when the borrower accessed them. We do not need to review the disclosure itself for the timing and content among other E Sign requirements. Condition rescinded.
																1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301242238	5b08aee5-63a9-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee paid to the lender reflected in section B of the final Closing Disclosure should be reflected in section A or the correct service provider should be listed. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301241329	a7a14dbd-08b2-e911-abc7-f4e9d4a75a52	1457		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	The Address of Employer and Business Phone for the primary borrower was not provided on the final loan application.		07/29/2019: Missing information sourced from other file documents. Loan will be graded a B.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 76.15% Years in Primary Residence Borrower has resided in subject for 5 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301241329	1cb64d5d-dbaf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.6.		07/30/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 76.15% Years in Primary Residence Borrower has resided in subject for 5 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301238136	f5f20fc2-9daf-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Home Warranty fee in section H of the final Closing Disclosure does not reflect the word "Optional." Provide corrected CD and letter of explanation to the borrower.		09/10/2019: Received explanation letter and post consummation CD. However, Home Warranty in Section H is missing the word optional. Condition remains Non-material per SFIG guidance, loan will be graded a B for all agencies.07/26/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301238136	b52642e5-f987-4c2a-adba-ce08e9047d39	3269		QM/Non-HPML		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The final LE reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the Final CD dated with no indication of a valid COC to account for the $XXX.XX decrease in the credit. Provide re-disclosed CD and letter of explanation.		09/10/2019: Received explanation, evidence of delivery, copy of refund check and post consummation CD. Condition cleared. Loan will be rated a B for all agencies. 07/26/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301238136	559bf5e7-9caf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		07/30/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301261040	382cbc9d-60a2-476f-808c-cfdec744dbab	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies”. Please do not use quotation marks.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301241692	3b7afdb0-beb3-e911-abc7-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service paid to the lender reflected in section B of the final Closing Disclosure should be reflected in section A or the correct service provider should be listed. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290336	5142c69f-9ec9-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA/AVM report was not provided in the loan file, the CU score is 3.6.		09/04/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301247652	4984c7b1-e8ae-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Title - title Insurance Owner's Extended Coverage in Section H of the final and post funding Closing Disclosure does not reflect the word "Optional". Provide re-disclosed CD and letter of explanation. No Cure		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301247652	bddc541e-2aae-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not found in the loan file. CU Score was 4.		07/26/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259944	a3950dc6-d493-49eb-b55f-f7cb52ae0b05	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure	8/19 XX please see attached which was included in original upload, pls rescind	08/20/2019: Audit reviewed lender's rebuttal and original loan file. Evidence no affiliates provided on page 438. Condition rescinded.8/15/2019: Finding deemed non-material, loan will be graded a B for all agencies					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301267032	c137a46b-6469-4366-b901-33b5a61df324	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Tool Kit	8/16 XX please see attached,, pls clear	08/30/2019: Received evidence the borrowers received the Special Information Booklet/Home Loan Toolkit within 3 days of the application date. Condition cleared. 08/19/2019: Audit reviewed Lender's response and copy of Home Loan Toolkit; however, the toolkit provided does not reflect borrower's information or date it was provided. Unable to determine the toolkit was provided within 3 days of application date. Condition remains. Non-material finding, loan will be graded a B for all agencies.08/14/2019: Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.01% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.3 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267032	5558aa8b-a2be-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/15/19 XX Please clear this condition based on the attached VOB.	08/16/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by the underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.01% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.3 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295664	b0707044-64cb-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
Requirements for verifying self-employment:  • The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided.
										09/04/2019: Please see the attached VOB approval.	09/04/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.99% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 725 Years Self Employed Borrower has 13 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295664	80801193-5fcb-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		09/04/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.99% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 725 Years Self Employed Borrower has 13 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294145	3dcd14cc-a0c5-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for both borrowers'. VVOEs provided in the loan file are dated XX/XX/XXXX, which is not within 10 days of note date.		08/23/2019: Variance to DU feedback/guideline approved for lender by XXX.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.69% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.40 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301282179	7d044b8d-6230-4ab8-8a2e-b997d818cb9c	3176		QM/Non-HPML		Compliance		Naming Convention in Origination Charges - Section A on C.D is not consistent	The naming convention of fees in section A of the LE and CD is not consistent. The final CD dated reflects Processing Fee and the LE dated XX/XX/XXXX reflects Administration Fee. Provide corrected CD and letter of explanation to the Borrower.	08/20/2019: The attached Final signed CD XX/XX/XXXX reflects Administrative Fee in section A which is consistent with the Loan Estimate (attached). Please rescind	08/20/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B. 08/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.40 months reserves Years on Job Borrower has 7 Years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301282179	b9064497-56bf-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the first and second bullet point was not provided.	8/16/19 CP: Please clear and see attached	08/19/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.40 months reserves Years on Job Borrower has 7 Years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282179	6f80748f-56bf-e911-abc7-f4e9d4a75a52	1689		QM/Non-HPML		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for property #1 on the final loan application. Fraud Report reflects estimated, minimum and maximum amounts. Additional conditions may apply.	08/20/2019: Please see attached8/16/19: Please clear and see attached AUS. Using the maximum amount of HOA dues listed in the fraud tool puts the DTI at 42.69% which is still eligible . The mistake has been corrected on our end	08/20/2019: Audit reviewed complete copy of the AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 08/19/2019: Audit reviewed Lenders response, however pages are cut off of the AUS provided (HOA Fee added for departing property). Please provide complete copy of AUS. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.40 months reserves Years on Job Borrower has 7 Years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282179	52a5397e-56bf-e911-abc7-f4e9d4a75a52	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #1 on the final application not provided. Additional conditions may apply.	8/16/19 XX: Please clear and see attached mortgage statement indicating that these are included in the escrows	08/19/2019: Lender provided mortgage statement for departing property with Taxes and Insurance. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.40 months reserves Years on Job Borrower has 7 Years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286051	4c2d39d5-2c2a-4b89-9b3f-276e2f0af2ee	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender.	8/19 XX Please see attached, pls clear	08/20/2019: Lender provided loan specific attestation. Exception cleared.08/15/2019: Finding deemed non-material, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% Years Self Employed Borrower has 16 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Reserves are higher than guideline minimum Loan qualified with 19.70 months reserves				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301286051	2e73f01d-a9bf-e911-abc7-f4e9d4a75a52	1431		QM/Non-HPML		Credit		Appraisal incomplete (missing map, layout, pages, etc.)	The Appraisal is missing the comparable grid page for sale #4,, the photo was provided.	08/22/2019: Please see attached updated appraisal showing that comp 4 is actually an MLS photo of comp 1.	08/22/2019: Audit reviewed updated Appraisal, and has determined that documentation submitted is deemed acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% Years Self Employed Borrower has 16 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Reserves are higher than guideline minimum Loan qualified with 19.70 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301286051	c8c46eea-2ac0-e911-abc7-f4e9d4a75a52	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1/proof of payoff from departing residence on the final application evidencing lien paid provided was not executed/certified true copy. Additional conditions may apply.	8/23/19: Please see attached settlement statement. 8/20/19: Please rescind. Please see pages 73-75 showing the final settlement statement for the borrower's REO.	08/26/2019: Received executed final settlement statement verifying lien paid and netting sufficient cash to close. Condition cleared.08/21/2019: Audit reviewed Lenders response, however, Seller settlement statement in file does not verify borrowers mortgage attached to property was paid off and final number of proceeds to borrower. Exception remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% Years Self Employed Borrower has 16 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Reserves are higher than guideline minimum Loan qualified with 19.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286051	4ed3512b-a9bf-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	The XXXX Tax Transcript for the Borrower’s not provided to fulfill the 2 year requirement as required by client.		08/20/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% Years Self Employed Borrower has 16 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Reserves are higher than guideline minimum Loan qualified with 19.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267257	bb4ce7cc-7cbe-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/16/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.19% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267257	538ab59e-7cbe-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CU Score is 4.7.		08/15/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.19% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301280708	56bb3c3f-6d1b-4b91-9219-6fb52715faf3	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	08/21/2019: please see attached	08/22/2019: Lender provided loan specific attestation. Exception cleared.08/14/2019 Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.05% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 15 months reserves				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301280708	2abbe017-6775-475c-9485-892ea5a5324b	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		08/29/2019: Received evidence the Special information booklet/home loan tool kit was provided to borrowers XX/XX/XXXX. However, per 1003 page 178, application date is XX/XX/XXXX. Evidence borrowers received within 3 days of application date not provided. Finding remains non-material, loan will be rated a B for all agencies.08/14/2019 Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.05% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 15 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301280708	403cd738-5fbf-e911-abc7-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	Hazard Insurance effective date is after consummation date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient	08/20/2019: Please rescind. This is a dry funding state we would only need to have a policy in effect as of the disbursement date which we do.	08/20/2019: Finding deemed non-material, loan will be graded a B for all agencies 08/15/2019 Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.05% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 15 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301280708	5fb8b399-5fbf-e911-abc7-f4e9d4a75a52	1689		QM/Non-HPML		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for subject property as listed on the Final CD and final loan application.	XX 8/21/19: Please see attached appraisal showing the HOA dues. Also see page 299 showing the PUD rider and attached AUS showing this has been updated to a PUD along with the HOA dues.	08/22/2019: Lender provided corrected appraisal and updated AUS with HOA fee corrected. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.05% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 15 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301280708	7b8d6c81-65bf-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU		08/19/2019: Audit re-analyzed AUS (#14), and has determined that tax transcripts were not ordered per AUS. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.05% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 15 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301280708	519a7fc6-58bf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 3.1		08/16/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.05% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 15 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290891	2b467876-f5c5-46a2-8898-c481a9e27c7f	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX a month for the hazard insurance vs. the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		8/20/2019:Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290891	3f02b730-ab08-48aa-adb9-01eb926a8d74	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure		08/26/2019: Received attestation no affiliates. Condition cleared.8/20/2019:Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301275112	af9557a5-c2ca-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 3.2.		09/03/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 155.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790 Years in Field Borrower has 12 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259941	5bab07e8-8ebf-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	08/21/2019: Please see attached	08/21/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 64.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 Years Self Employed Borrower has 24.42 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259941	5198a7ce-8ebf-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.		08/21/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #16 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 64.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 Years Self Employed Borrower has 24.42 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259941	abfaf1a4-8fbf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		08/16/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 64.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 Years Self Employed Borrower has 24.42 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293549	1ee6cd72-5b7a-48f4-a884-2df0e021113b	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Borrowers Real Estate Broker and Sellers Real Estate broker is missing. Provide re-disclosed CD and letter of explanation.	09-13-19 XX Please see attachment	09/16/2019: Audit review of the Corrected CD, letter of explanation to the Borrower and proof of delivery deemed acceptable, condition cleared.08/29/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.20 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 789 FICO Years in Field Borrower has 25 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293549	133c1e08-8dca-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 8/30/19: Please see attached showing senior underwriter XXXXXXX obtained and cleared the VOB.	09/03/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.20 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 789 FICO Years in Field Borrower has 25 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293549	900b6faa-8bca-e911-abc7-f4e9d4a75a52	1621		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance	Hazard Insurance effective date is after consummation date.	Please see attachment and the policy effective date is the date of Disbursement	08/29/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.20 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 789 FICO Years in Field Borrower has 25 years in field.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301281189	03854c5d-c700-4829-85ff-0abceaacdbe0	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	09/10/2019: Please see attached. Please rescind	09/10/2019: Audit review NMLS evidence with other trade names, and has determined that the attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.09/04/2019: The Lender name on the attestation provided does not match the lender name on the note. NMLS reviewed and other trade names also do not match attestation. Condition remains non-material, loan will be graded a B for all agencies.08/30/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301280949	53a88aaa-25cd-46c5-a204-630a69ed911a	5		QM/Non-HPML		Compliance		3 day rescission period not provided	Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX. The loan disbursed on XX/XX/XXXX did not giving the Borrower a full 3 days rescission. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	09/10/2019: please see attached	09/10/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Borrower's Final Statement of disbursement was also submitted which confirmed that the borrower's did receive 3 full days of rescission. Loan will be rated a 'B'.					3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301267887	fca45557-d6df-47c3-abf1-ebc2e8189cf4	5		QM/Non-HPML		Compliance		3 day rescission period not provided	Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX. The loan disbursed on XX/XX/XXXX which did not give the Borrower a full 3 days rescission. TILA 130(b) - within 60 days of discovery. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	9/12 XX please see attached revised cd/lox/trk with disbursement date of XX/XX/XXXX, please clear, thank you	09/13/2019: Audit reviewed the CD with revised disbursement date, Letter of Explanation to the Borrower and proof of delivery to the Borrower, condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301267887	5d6ef22f-62cb-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA Report not provided in file. CU Risk Score is 5.		09/04/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287063	3e116c3d-27c8-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to the note.		08/26/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 23 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301287063	61b4d1c8-05c8-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing evidence of property tax documentation for the subject to support a monthly tax payment of $XXX.XX.	08/30/2019: My apologies, please see the attached title commitment #8 showing the taxes based on the appraised value on file.8/28/19 XX: Please rescind. Item #8 on the title commitment states the estimated taxes based on the assessed value. This is the amount that was used for the file
08/30/2019: Audit reviewed updated Title Commitment, and has determined that XXXX estimated taxes are $X,XXX.XX annual/$XXX.XX per month based on XXXX assessment, as well as Homestead exemption. Documentation submitted is deemed acceptable. Condition cleared.  08/29/2019:  Lender responded that taxes utilized are from item #8 on title.  Item #8, page 301, shows taxes paid for XXXX $X,XXX.XX ($XXX.XX/mo), discounted to $X,XXX.XX ($XXX.XX/mo) and XXXX assessment is $XXX,XXX.XX x 1.25% = $X,XXX.XX ($XXX.XX/mo).  Change in circumstance, page 292, reflects taxes of $X,XXX.XX ($XXX.XX/mo).  Final CD reflects $XXX.XX/month.  Tax bill not provided, unable to determine millage rate.  Please provide actual calculation.  Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 23 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287063	e186f883-04c8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score is 5.		08/28/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 23 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260116	1c812f7f-1802-4330-83cf-456fc3aec72f	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		08/26/2019: Received attestation no affiliates. Condition cleared.08/20/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301286045	803824c1-cd01-425a-9900-fcf5050b61ea	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		08/29/2019: Audit reviewed the Attestation, and has determined that the lender referenced within said document does NOT match the lender reflected on the Note and Closing Disclosure. Finding deemed non-material, loan will be rated a B for all agencies. 08/27/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 706. Years Self Employed Borrower has 10.10 years Self Employed. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.90 months reserves				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301286045	193d0bfb-c1c8-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	08/29/2019: Please clear this condition based on the attached VOB.	08/29/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 706. Years Self Employed Borrower has 10.10 years Self Employed. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286045	99312b30-c6c8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 2.9.		08/28/2019: A CDA provided reflecting a value of $X which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 706. Years Self Employed Borrower has 10.10 years Self Employed. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268376	17e035d7-5fe3-400b-96ef-b9d364d89550	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final CD does not disclose the number of months for which Flood Insurance was prepaid in Section F. Provide corrective CD and letter of explanation.		08/22/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301260723	eaabe6d1-fe5e-4377-bcb0-da86eb96c421	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		08/28/2019: Received evidence the borrowers received the Special Information Booklet/Home Loan Toolkit within 3 days of the application date. Condition cleared. 8.21.2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 32.50 months reserves Years in Field Birrower has 11 years in field FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 800				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260723	a52691fd-3fc4-e911-abc7-f4e9d4a75a52	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close. Additional conditions may apply. Closing Statement in file is an estimate. Additional conditions may apply.	8/22/19 XX Please clear this condition based on the attached final settlement statement.	08/28/2019: Received executed final settlement statement verifying lien paid and netting sufficient cash to close. Condition cleared.08/23/2019: Received page 1 of final settlement statement. Please provided all pages of certified or signed final settlement statement. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 32.50 months reserves Years in Field Birrower has 11 years in field FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 800				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287143	c26d70b0-4ec0-e911-abc7-f4e9d4a75a52	822		QM/Non-HPML		Credit		Assets are not sourced/seasoned	The statement for account #1561 on final application reflects a deposit of $XX,XXX.XX on XX/XX/XXXX and a deposit of $XX,XXX.XX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposit. Funds to close and reserves required to exclude Student Loan payments with <10 months remaining are insufficient. Additional conditions may apply.	XX 9/25/19: Please see attached documentation showing that the $XX,XXX.XX large deposit came from the borrower's 401K. Also see attached paystubs and relocation agreement showing the other $XX,XXX.XX came from the net distribution of the borrower's relocation pay as well as bonus pay.	09/26/2019: Lender provided 401K statement, copy of $XX,XXX.XX check withdrawn dated XX/XX/XXXX, and 2 paystubs verifying $XX,XXX.XX is from Bonus and Relocation. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Years on Job Borrower has 10 yeas on job DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 37.92%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301280706	61ac5c6d-7394-4771-a85c-ada968c5e5e5	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure	08/22/2019: Please see attached	08/22/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.8/16/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301281092	51282fc4-31c4-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. The CU Score is 5.		08/23/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267884	41901925-53c0-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	The Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects loan amount of $XXX,XXX.XX; Note reflects loan amount of $XXX,XXX.XX. Agency guidelines states loan amounts that increase more than $XXX.XX or 1% of loan amount, whichever is less needs to be resubmitted. DU to be rerun. Additional conditions may apply.		08/21/2019: Audit reviewed Lender response, Lender provided the Final DU correcting the loan amount. Condition cleared.	Years on Job Borrower has 10.42 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.74% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301267884	5d0ea9dd-52c0-e911-abc7-f4e9d4a75a52	1375		QM/Non-HPML		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file. The 1008's in file are all preliminary.		08/21/2019: Audit reviewed Lender response, Lender provided the final 1008. Condition cleared.	Years on Job Borrower has 10.42 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.74% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297685	dcf756b9-2ca0-4057-b677-65e985bde442	3175		QM/Non-HPML		Compliance		Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	The Origination Charges in Section A are subject to 0% variance. LE dated XX/XX/XXXX reflects a Discount Fee of $X,XXX.XX with no resulting COC/rate lock agreement for any subsequent disclosures. Final CD reflects a Discount Fee of $XX,XXX.XX for a variance/refund required of $X,XXX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	09/25/2019: Please see attachment09-19-19 XX Please see attachment
09/25/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that was provided and documentations is deemed acceptable. Loan will be rated a 'B'. 09/20/2019: Lender provided COC; however, it reflects the Discount Fee changed to $X,XXX.XX.  There are 2 LE's dated the same day, both showing the rate lock, with a Discount fee of $X,XXX.XX and the other one showing a discount fee of $XX,XXX.XX.  Unable to determine there was a valid change of circumstance for the Discount Fee of $XX,XXX.XX charged at closing.  Provide verification of a valid change of circumstance to increase the Discount Fee to $XX,XXX.XX or provide a corrected CD, evidence of Refund to the borrower, letter of explanation and proof of delivery to the borrower.  Condition remain.
																3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301272429	a34a2078-9ec9-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	Lender provided VVOE within >10 days but <30 days.		8.28.18.28.19: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301272429	26aacbaf-9ec9-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	09/03/2019: Please see attached close out letter.	09/03/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272427	c3919cc0-4dcb-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	2 yrs Tax Transcripts not provided as required by client.	09/12/2019: Please see attached. Only one year is required on the XXXX XXXXXX loan program	09/12/2019: Audit reviewed the XXXX Tax Transcript evidence located on page 127, and has determined loan program guides were fulfilled. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 32.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.50% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301289328	aaf212cb-7ac2-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score is 3.3.		08/20/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275072	5dde776e-dec8-e911-abc7-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Fulfillment Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		8/27/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301275072	75b9265a-dec8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score is 2.7.		08/30/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289502	030a7b76-b3c9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date		08/28/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.	Years on Job Borrower has 10.17 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.23% Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 47.20 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301289502	0039af86-a9c9-e911-abc7-f4e9d4a75a52	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	A credit report for both borrowers was not provided.	08/29/2019: please see attached	08/30/2019: Lender provided Credit report. Exception cleared.	Years on Job Borrower has 10.17 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.23% Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 47.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289502	324afadd-a9c9-e911-abc7-f4e9d4a75a52	2592		QM/Non-HPML		Credit		Missing Subordination Agreement	Subordination agreement for Borrower's existing second mortgage lien not provided reflecting the correct final subject loan amount.	09/23/2019: please see attached09/19/2019: please see attached09/05/2019: please see attached	09/23/2019: Audit reviewed executed Subordination Agreement, and has determined that documentation submitted is deemed acceptable. Condition cleared. 09/19/2019: Audit reviewed corrected page one of the Subordination Agreement, and had determined that the signature/acknowledgement page is missing. Provide complete corrected copy of the Subordination Agreement. Condition remains. 09/06/2019: Audit reviewed Lenders response, however; subordination agreement provided does not have correct loan amount for the subject property ($XXX,XXX.XX vs. actual loan amount of $XXX,XXX.XX). Exception remains.	Years on Job Borrower has 10.17 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.23% Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 47.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289502	37c1b3b4-a9c9-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. XXXX Transcripts not provided.	08/29/2019: please see attached	08/30/2019: Audit reviewed Lenders response. Exception rescinded.	Years on Job Borrower has 10.17 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.23% Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 47.20 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301280704	587075af-c326-4af6-a426-c32f8950fff7	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount for taxes, hazard insurance and HOA when calculating the final CD. Provided corrected CD, LOE, proof of deliver and re-open rescission, if applicable.	09/09/2019: please see attached revised cd/lox, please clear8/28/19 XX: Please rescind. The HOA is documented through the appraisal performed on the subject property. The HOI is also the annual premium listed on the policy. Please see attached tax certificate for the annual tax amount.
09/09/2019: Audit reviewed Post Closing CD, Notification of the error (i.e., the letter to borrower), documents were sent via mail therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.08/29/2019:  Audit reviewed lender’s rebuttal and disagrees.  Insurance (page 428) $XXX.XX, taxes (provided & page 423) $X,XXX.XX, HOA $XX.XX (page 333) = $X,XXX.XX X 12 = $XX,XXX.XX.  Final CD (page 515) reflects estimated taxes, insurance & assessments as $X,XXX.XX.  Page 4 of 5 reflects estimated property costs over 1 year as $XX,XXX.XX vs. actual $XX,XXX.XX.  Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.08/21/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies
																3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301280704	b85aabfe-edc4-e911-abc7-f4e9d4a75a52	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD is completed in error for required data under the Loan Disclosures section for the field Estimated Property costs over 1 year. Provided re-disclosed CD and LOE to the borrower.	09/09/2019: please see attached revised cd/lox, please clear8/28/19 XX: Please rescind. The HOA is documented through the appraisal performed on the subject property. The HOI is also the annual premium listed on the policy. Please see attached tax certificate for the annual tax amount.
09/09/2019: Audit reviewed Post Closing CD, Notification of the error (i.e., the letter to borrower), documents were sent via mail therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.08/29/2019:  Audit reviewed lender’s rebuttal and disagrees.  Insurance (page 428) $XXX.XX, taxes (provided & page 423) $X,XXX.XX, HOA $XX.XX (page 333) = $X,XXX.XX X 12 = $XX,XXX.XX.  Final CD (page 515) reflects estimated taxes, insurance & assessments as $X,XXX.XX.  Page 4 of 5 reflects estimated property costs over 1 year as $XX,XXX.XX vs. actual $XX,XXX.XX.  Condition remains.
																3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301280704	98a5e78e-a008-4d37-b8c8-74c29d1ed655	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	08/26/2019: please see attached which was included in original upload	08/26/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.08/22/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301297086	e187124b-b9cc-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is > 10 days < 30 days for the borrower.		09/01/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.57% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290595	2bb5e8ae-8187-44e3-b366-025c2664715d	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	9/16 XX please see attached, pls clear	09-17-2019: Lender provided Final Seller CD with seller fees. Exception cleared.09/06/2019: Seller CD provided is from the sale of the borrower's departing residence. Please provide Seller CD for the subject transaction. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286914	a36fba63-c6c8-e911-abc7-f4e9d4a75a52	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final CD from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. The final CD in file is not signed by the borrower or a date of issue on the CD. Additional conditions may apply.	08/29/2019: Please clear this with the attached data tree that confirms the loan closed in XXXXXXX, XXXX. Please note the regulation does not require a CD to be signed. Please see if this can be waived for this loan. Thank you.	08/29/2019: Audit reviewed executed Closing Disclosure for departure residence located on page 325, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.98% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Years in Field Borrower has 14 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301310925	c15ffcb6-6ace-e911-abc7-f4e9d4a75a52	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	9/5 XX please see attached seller final cd which was originally uploaded, please rescind	09/06/2019: Audit reviewed Lender's response and has determined the seller's CD was in the loan file. Condition rescinded.	LTV is lower than guideline maximum UW Guides maximum LTV of 90%, loan qualified with LTV of 80% Years in Field Borrower has 20 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301310925	050c226e-6ace-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/4/19 XX: Please see attached	09/05/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 90%, loan qualified with LTV of 80% Years in Field Borrower has 20 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286406	7e30e7fd-e1cd-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not found in the loan file. CU Score was 2.6.		09/04/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 LTV is lower than guideline maximum UW Guides maximum LTV of 90%, loan qualified with LTV of 80% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286582	7198b2f6-8625-4bec-84ba-33c6536af646	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		09/09/2019: Received attestation no affiliates. Condition cleared.8/30/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301290334	4530ed31-acce-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date		09/03/2019 Variance to DU feedback/guideline approved for lender by XXX.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.73% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 18.80 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301289327	867938f5-47ce-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score is 2.7		09/06/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289495	a0a0d6cf-c8c9-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Title - Messenger Fee in section C of the final CD is missing the fee amount. Provided corrected CD and LOE to the borrower.		08/28/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with2.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.44% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301289495	e47605bb-a984-467a-88a5-5a3744e79cf7	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		09/09/2019: Received evidence the Borrower received the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.08/28/2019:Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with2.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.44% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289495	041465ed-c7c9-e911-abc7-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	Hazard Insurance effective date is after consummation date.		08/28/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Finding deemed non-material. Loan will be rated a B.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with2.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.44% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301150554	a2641eaf-f395-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Survey Fee is reflected in section H of the final Closing Disclosure. The Borrower did not shop for their own title service provider and used the provider on the WLSP. The Survey Fee should be listed in section B of the final Closing Disclosure. Provide corrected CD and LOE to the Borrower.	07/03/2019: Post cd06/27/2019: XXXXX is an affiliate of XXX XXX XXXXXX XX XXXX X fee property disclosed.
07/03/2019: Audit reviewed the Post Closing CD,  and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.  Note:  When/If a new PCCD is issued, rating remains a B.06/28/2019: Audit reviewed Lender's response and has determined the service provider for the survey fee was listed on the WLSP; however, it was not XXXXX.  The Survey fee should be listed in section B of the Closing Disclosure.  Condition remains.  Non-material per SFIG guidance, loan will be graded a B for all agencies.06/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
																3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301150554	1013614a-34ab-4153-a42b-ac633e2a7743	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title - Lender's Title Insurance is reflected in section B of the final Closing Disclosure. The borrower shopped for their own Title - Lender's Title Insurance and did not use the provider on the WLSP. The Title - Lender's Title Insurance should be listed in section C of the CD. Provide corrected CD and letter of explanation to the Borrower.	07/03/2019: Post cd06/27/2019: XXXXX is an affiliate of XXX XXX XXXXXX XX XXXX X so this fee should be in section B.	07/03/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B. 06/28/2019: Audit reviewed Lender's response and has determined documentation is needed to verify XXXXX is an affiliate of XXX XXX XXXXXX XX XXXX X XXXXXXX XX. Condition remains. Non-material per SFIG guidance, loan will be graded a B for all agencies. 06/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301150554	93e1f323-33a9-4ad5-85b6-4eb9a2535748	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	07/03/2019: Post cd	07/03/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B.06/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
300856361	98832355-a77f-e811-931d-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report Fee and Flood Cert Fee were not reflected in section B of the CD despite evidence of a credit report and flood cert in the file. The Credit Report Fee and Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.76% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.60 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300856361	7280c061-3281-e811-931d-f4e9d4a75a52	24		QM/Non-HPML		Credit		Missing appraisal	The Lender's guidelines require all loans have a desk review. Desk review missing from file.		07/11/2018: Audit reviewed the Case Detailed Information, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.76% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.60 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300856361	badfee3a-a87f-e811-931d-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.		07/18/2018: Audit reviewed Fraud tool provided post consummation and all red flags are cleared. Loan will be rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.76% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.60 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
300856361	cf4ca8ff-a77f-e811-931d-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing Review Appraisal		07/16/2018: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.07/11/2018: A CDA Report is required reflecting the Investors name. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.76% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.60 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228851	16910c4c-ca3c-425d-8c3d-8fd3357ca46a	3254		QM/Agency Safe Harbor		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide corrected CD and letter of explanation to the borrower.		08/18/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 30.44%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 759. Reserves are higher than guideline minimum UW guides require 0 months reserves, loan qualified wtih 10.10 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301228851	96a329df-be91-e911-bdd2-f4e9d4a75ba2	2992		QM/Agency Safe Harbor		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and title/mortgage.	7/3/2019: Appraisal APN now matches mortgage and legal description. Please be advised that MTG APN will not have the zeroes in the number.06/27/2019: In XX, the APN is bound to change with transfer of sale and XX law follows the Book and Page # in the legal description as a property identifier. In this case, Book 69152 Page 407 matches the legal description, which matches the appraisal and the county book of records. Please clear.	07/05/2019: Received corrected appraisal. Condition cleared.06/28/2019: Audit reviewed Lender's response; however, the parcel number listed on the appraisal does not match the parcel number on the title and mortgage. Condition remains.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 30.44%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 759. Reserves are higher than guideline minimum UW guides require 0 months reserves, loan qualified wtih 10.10 months reserves.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301228851	74023a83-c591-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.3.	06/24/2019: AVM	06/25/2019: The AVM report value of $XXX,XXX.XX, to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 30.44%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 759. Reserves are higher than guideline minimum UW guides require 0 months reserves, loan qualified wtih 10.10 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228848	92568fe5-007d-44ee-bc90-eff6830d35d9	3174		QM/Agency Safe Harbor		Compliance		Incorrect disclosure of Origination Charges - Section A
Added condition du to Final CD being received: The “Lender Fees” and “application fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
										06/27/2019: This is non-material per the condition and the CFPB. Please clear	06/28/2019: Lender acknowledged non-material finding. Exception remains downgraded.06/25/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 734 Years in Field Borrower has 8 years in Field LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.65%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301228848	e1157240-c891-e911-bdd2-f4e9d4a75ba2	3227		QM/Agency Safe Harbor		Compliance		Missing Closing Disclosure / CD Not in File	The final CD is missing from the loan file.	06/24/2019: CD	06/25/2019: Lender provided Final CD. Exception cleared.	FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 734 Years in Field Borrower has 8 years in Field LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.65%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228848	e16b8e6e-c891-e911-bdd2-f4e9d4a75ba2	1502		QM/Agency Safe Harbor		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	06/24/2019: departing cd	06/25/2019: Lender provided Final CD for departing residence. Exception cleared.	FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 734 Years in Field Borrower has 8 years in Field LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.65%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301237595	4372b331-ac9d-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided.	07/08/2019: CDA	07/09/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301237594	e90ccaf8-c09d-e911-bdd2-f4e9d4a75ba2	2788		QM/Agency Safe Harbor		Credit		Missing Executed Personal Tax Returns	LP Guidelines require most recent year signed and dated personal tax returns with all schedules. Signed returns not provided.	07/12/2019: Please escalate to XXX. XXX may take Transcripts in lieu of signed returns.07/09/2019: Have transcript for 1040 and signed biz returns	07/16/2019: Audit reviewed Lenders response. Exception rescinded.07/10/2019: Audit reviewed Lender's response and has determined signed tax returns for self-employment is required. Lender provided tax transcript; however, did not provide signed tax returns. Condition remains.	DTI is lower than guideline maximum Overlay guides with maximum 45% DTI; loan qualified with 38% DTI FICO is higher than guideline minimum Overlay guides with minimum 680 FICO; loan qualified with 734 FICO Years in Field Borrower has 10 years in the same field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301237594	fddc3445-c29d-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA Report was not provided. A CU Risk score was not provided.	07/08/2019: Please rescind; Report posted/emailed XX/XX/XXXX	07/09/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum Overlay guides with maximum 45% DTI; loan qualified with 38% DTI FICO is higher than guideline minimum Overlay guides with minimum 680 FICO; loan qualified with 734 FICO Years in Field Borrower has 10 years in the same field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301237576	4091608d-dda0-40d1-9b88-871bf02a5260	3254		QM/Agency Safe Harbor		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The XX State or Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	07/08/2019: PC CD and LOX	07/10/2019: Lender provided PCCD and LOX. Non-material per SFIG guidance, loan will be graded a B for all agencies. 7/3/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 40.88% Reserves are higher than guideline minimum Loan qualified with 23.30 months reserves Years on Job Borrower has 12.6 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301237576	7f1ef005-0bbc-438c-8173-b218dc2112a0	3176		QM/Agency Safe Harbor		Compliance		Naming Convention in Origination Charges - Section A on C.D is not consistent
Section A on C.D is not consistent: Classification of Section A fees using terminology of "Lender Fees": Section1026.37(f)(1) makes reference to an example of the description of services which specifically provides examples of the description of services. DESCRIPTION OF CHARGES. Other than for points charged in connection with the transaction to reduce the interest rate, for which specific language must be used, the creditor may use a general label that uses terminology that, under § 1026.37(f)(5), is consistent with § 1026.17(a)(1), clearly and conspicuously describes the service that is disclosed as an origination charge pursuant to § 1026.37(f)(1). Items that are listed under the subheading “Origination Charges” may include, for example, application fee, origination fee, underwriting fee, processing fee, verification fee, and rate-lock fee. A “lender fees” does not provide the borrower with that information.
										07/11/2019: We'll need this condition cleared since its a non-material B. Please clear.07/08/2019: This doesn't appear to be a valid suspense can you please re-review and escalate if need be to get cleared?	07/15/2019: Lender acknowledged deficiency. Condition remains. Non-material finding, loan will be graded a B for all agencies.07/10/2019: Audit reviewed Lender's response and has determined this is a valid finding. Condition remains. Non-material finding, loan will be graded a B for all agencies.7/3/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 40.88% Reserves are higher than guideline minimum Loan qualified with 23.30 months reserves Years on Job Borrower has 12.6 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301237576	e135f45f-b869-41da-8df7-882052c04e98	3182		QM/Agency Safe Harbor		Compliance		Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The Final CD reflects Title-Mobile Signing Fee and the LE dated XX/XX/XXXX reflects Title-Notary Fee. The naming convention is not consistent. Provide corrected CD and letter of explanation to the Borrower.	07/08/2019: PC CD and LOX	07/10/2019: Lender provided PCCD and LOX. Non-material per SFIG guidance, loan will be graded a B for all agencies. 7/3/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 40.88% Reserves are higher than guideline minimum Loan qualified with 23.30 months reserves Years on Job Borrower has 12.6 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301237576	34ad294d-c19d-e911-bdd2-f4e9d4a75ba2	2790		QM/Agency Safe Harbor		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	07/08/2019: This does not appear to be required per findings in the file, please clear	07/10/2019: Audit reviewed Lender's response and has determined the AUS refers back to the XXXXXXXXXXXXXX selling guide which indicates when borrower's self-employment is a secondary source of income and borrower qualifies with negative income from self-employment no other documentation would be required. Condition rescinded.	CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 40.88% Reserves are higher than guideline minimum Loan qualified with 23.30 months reserves Years on Job Borrower has 12.6 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301237576	d1973d2f-c19d-e911-bdd2-f4e9d4a75ba2	2789		QM/Agency Safe Harbor		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.	07/08/2019: This does not appear to be required per findings in the file, please clear	07/10/2019: Audit reviewed Lender's response and has determined the borrower qualified with the negative income from the self-employment and XXXXXXXXXXXXXX selling guide indicates no other documentation is required if borrower qualifies with negative income from self-employment when self-employment is secondary source of income. Condition rescinded.	CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 40.88% Reserves are higher than guideline minimum Loan qualified with 23.30 months reserves Years on Job Borrower has 12.6 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301237576	40932d3f-c19d-e911-bdd2-f4e9d4a75ba2	2791		QM/Agency Safe Harbor		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	07/08/2019: This does not appear to be required per findings in the file, please clear	07/10/2019: Audit reviewed Lender's response and has determined the AUS refers back to the XXXXXXXXXXXXXX selling guide which indicates when borrower's self-employment is a secondary source of income and borrower qualifies with negative income from self-employment no other documentation would be required. Condition rescinded.	CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 40.88% Reserves are higher than guideline minimum Loan qualified with 23.30 months reserves Years on Job Borrower has 12.6 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300890553	cd443bb0-c6c8-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/12/2018: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301207153	50a2271b-5a94-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing photo and or confirmation that the hot water heater in the subject has double strapped protection.	07/11/2019: Updated appraisal	07/11/2019: Audit reviewed the updated Appraisal, and has determined that said document notates that no in-unit individual water heater found, per HOA's treasurer, there is one boiler for the entire complex which was confirmed on XX/XX/XXXX. Condition cleared.	Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 101 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.83%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203606	ede03ccc-da91-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 3.6		06/18/2019: CDA confirms value, Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070794	0637f389-0156-44c7-91ee-e12a18dcb040	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761 LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 55.62%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301070794	cf404270-73ef-4af9-a979-c1674f0f25d9	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $X,XXX.XX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $X,XXX.XX. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761 LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 55.62%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301070794	6e4d55d8-56d3-422b-a472-6f0a3863969e	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761 LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 55.62%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301070794	4fbbc4b9-0c36-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	02/25/2019: CDA	02/25/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761 LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 55.62%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300786355	94a87ab7-a26d-e811-931d-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The funding CD is missing from the loan file. The loan closed in a dry funding state.	06/14/2018: PCCD and Final SS	06/14/2018: Audit compared the Final Settlement Statement and Post Closing CD, and has determined that Final Settlement Statement and Post Closing CD reflect the same cash to close. Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300786355	a8e72f58-68b2-40ea-88ca-e7e2a19d5fea	3213		QM/Non-HPML		Compliance		Total Interest Percentage (TIP) is not accurate.	Non-material per SFIG guidance, loan will be graded a B for all agencies		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared